UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

Item 1. Schedule of Investments.

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

TIAA-CREF FUNDS

ENHANCED LARGE-CAP GROWTH INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 0.6%
108,283		Delphi Automotive plc	$5,816,963
17,117		Ford Motor Co	288,935
104,483		Gentex Corp	2,359,226
		TOTAL AUTOMOBILES & COMPONENTS	8,465,124

BANKS - 0.2%
44,897	*	Ocwen Financial Corp	2,137,995
		TOTAL BANKS	2,137,995

CAPITAL GOODS - 8.6%
80,811		Ametek, Inc	3,739,933
85,646		Boeing Co	9,001,395
5,210		Carlisle Cos, Inc	352,925
19,362		Crane Co	1,179,146
95,386		Fortune Brands Home & Security, Inc	3,940,396
26,631		Graco, Inc	1,858,311
230,980		Honeywell International, Inc	19,166,720
43,324		IDEX Corp	2,584,277
29,057		ITT Corp	907,741
2,017		Lockheed Martin Corp	242,282
266,498		Masco Corp	5,468,539
59,686	*	MRC Global, Inc	1,600,778
27,106		MSC Industrial Direct Co (Class A)	2,194,231
73,730		Nordson Corp	5,320,357
31,580		Precision Castparts Corp	7,001,917
95,808		Rockwell Automation, Inc	9,279,005
80,685		Roper Industries, Inc	10,163,083
56,215		United Technologies Corp	5,934,617
13,055		Valmont Industries, Inc	1,823,000
19,757		W.W. Grainger, Inc	5,179,100
96,797	*	WABCO Holdings, Inc	7,652,771
159,612		Westinghouse Air Brake Technologies Corp	9,267,073
		TOTAL CAPITAL GOODS	113,857,597

COMMERCIAL & PROFESSIONAL SERVICES - 2.0%
143,775	e	Pitney Bowes, Inc	2,373,725
107,178	e	R.R. Donnelley & Sons Co	2,035,310
154,143		Robert Half International, Inc	5,740,286
97,105	*	Stericycle, Inc	11,258,354
69,684	*	Verisk Analytics, Inc	4,484,862
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	25,892,537
1

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

CONSUMER DURABLES & APPAREL - 3.3%
109,459		Coach, Inc	$5,815,557
165,141		Hanesbrands, Inc	10,479,848
100,500		Nike, Inc (Class B)	6,323,460
5,880	*	NVR, Inc	5,442,528
475,102	*	Pulte Homes, Inc	7,900,946
47,419		Tupperware Corp	3,996,473
17,378		VF Corp	3,423,466
		TOTAL CONSUMER DURABLES & APPAREL	43,382,278

CONSUMER SERVICES - 3.2%
64,088	*,e	Bally Technologies, Inc	4,593,828
19,548	*	Chipotle Mexican Grill, Inc (Class A)	8,059,054
45,466		International Game Technology	839,757
65,266		Las Vegas Sands Corp	3,626,832
65,132		McDonald’s Corp	6,388,146
163,438		Starbucks Corp	11,643,323
33,900		Starwood Hotels & Resorts Worldwide, Inc	2,242,485
81,000		Wyndham Worldwide Corp	5,046,300
		TOTAL CONSUMER SERVICES	42,439,725

DIVERSIFIED FINANCIALS - 2.5%
61,526	*	Affiliated Managers Group, Inc	11,096,214
105,853		American Express Co	7,808,776
44,931		Lazard Ltd (Class A)	1,633,691
187,475		Moody’s Corp	12,705,181
		TOTAL DIVERSIFIED FINANCIALS	33,243,862

ENERGY - 4.7%
45,762		Anadarko Petroleum Corp	4,050,852
124,215		Cabot Oil & Gas Corp	9,417,981
43,293	*	Cameron International Corp	2,567,275
33,117	*	Cheniere Energy, Inc	946,153
78,811		EOG Resources, Inc	11,466,212
59,620		Equitable Resources, Inc	5,157,130
131,149		Halliburton Co	5,926,623
6,589		Kinder Morgan, Inc	248,801
24,448		Pioneer Natural Resources Co	3,783,572
183,220		Schlumberger Ltd	14,901,283
97,311	*	Southwestern Energy Co	3,774,694
		TOTAL ENERGY	62,240,576

FOOD & STAPLES RETAILING - 2.5%
109,381		Costco Wholesale Corp	12,829,297
86,334		Kroger Co	3,390,336
30,198		Safeway, Inc	778,806
89,253		Walgreen Co	4,484,963
118,674		Wal-Mart Stores, Inc	9,249,452
31,125		Whole Foods Market, Inc	1,729,928
		TOTAL FOOD & STAPLES RETAILING	32,462,782
2

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 10.3%
601,426		Altria Group, Inc	$21,085,995
101,413		Brown-Forman Corp (Class B)	7,353,457
35,851		Campbell Soup Co	1,677,827
564,386		Coca-Cola Co	22,620,591
43,297		Flowers Foods, Inc	994,099
12,503	*,e	Green Mountain Coffee Roasters, Inc	964,981
117,414		Hershey Co	11,139,066
200,543		Hillshire Brands Co	7,061,119
269,310		Kraft Foods Group, Inc	15,237,560
28,003		Lorillard, Inc	1,190,968
108,336		Mead Johnson Nutrition Co	7,891,194
20,000	*	Monster Beverage Corp	1,219,800
168,552		PepsiCo, Inc	14,080,834
228,243		Philip Morris International, Inc	20,354,711
53,042		Reynolds American, Inc	2,621,866
		TOTAL FOOD, BEVERAGE & TOBACCO	135,494,068

HEALTH CARE EQUIPMENT & SERVICES - 2.7%
48,006		Bard (C.R.), Inc	5,501,488
97,481	*	Cerner Corp	4,776,569
28,711	*	Edwards Lifesciences Corp	2,049,391
260,153	*	Express Scripts Holding Co	17,053,029
14,555	*	Henry Schein, Inc	1,511,246
6,671	*,e	Idexx Laboratories, Inc	653,691
12,336	*	Intuitive Surgical, Inc	4,786,368
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	36,331,782

HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
71,900		Avon Products, Inc	1,643,634
19,500		Church & Dwight Co, Inc	1,242,150
96,206		Colgate-Palmolive Co	5,759,853
5,995		Kimberly-Clark Corp	592,306
86,120		Nu Skin Enterprises, Inc (Class A)	7,203,077
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	16,441,020

MATERIALS - 4.2%
39,492		LyondellBasell Industries AF S.C.A	2,713,495
167,056		Monsanto Co	16,501,792
155,379	*	Owens-Illinois, Inc	4,622,525
2,347		Packaging Corp of America	126,245
50,661		PPG Industries, Inc	8,128,051
84,784		Sealed Air Corp	2,309,516
73,528		Sherwin-Williams Co	12,806,372
6,543		Southern Copper Corp (NY)	170,576
97,186	*	WR Grace & Co	7,465,829
		TOTAL MATERIALS	54,844,401

MEDIA - 4.1%
99,906	*	AMC Networks, Inc	6,819,584
41,270		CBS Corp (Class B)	2,180,707
3

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

386,108		Comcast Corp (Class A)	$17,405,748
25,781	*	DIRECTV	1,631,164
45,177	*	Discovery Communications, Inc (Class A)	3,601,510
133,717	*,e	Lions Gate Entertainment Corp	4,349,814
1,609,667	e	Sirius XM Radio, Inc	6,004,058
103,618		Viacom, Inc (Class B)	7,540,282
61,642		Walt Disney Co	3,985,155
		TOTAL MEDIA	53,518,022

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.1%
397,939		AbbVie, Inc	18,098,266
749	*	Actavis, Inc	100,568
39,903	*	Alexion Pharmaceuticals, Inc	4,637,926
51,977	*	Alkermes plc	1,745,388
111,890		Allergan, Inc	10,195,417
122,967		Amgen, Inc	13,316,096
51,232	*	Biogen Idec, Inc	11,175,236
167,141		Bristol-Myers Squibb Co	7,227,177
119,859	*	Celgene Corp	17,602,493
37,055	*	Charles River Laboratories International, Inc	1,687,485
28,204	*	Cubist Pharmaceuticals, Inc	1,757,955
16,899	*	Endo Pharmaceuticals Holdings, Inc	649,936
308,659	*	Gilead Sciences, Inc	18,967,095
55,003	*	Jazz Pharmaceuticals plc	4,153,276
25,296		Johnson & Johnson	2,365,176
62,095	*	Salix Pharmaceuticals Ltd	4,588,820
20,000	*	Vertex Pharmaceuticals, Inc	1,596,000
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	119,864,310

REAL ESTATE - 2.1%
60,272		American Tower Corp	4,266,655
17,797		Apartment Investment & Management Co (Class A)	522,876
35,219	*	CBRE Group, Inc	816,024
85,126		Equity Lifestyle Properties, Inc	3,276,500
37,622		Public Storage, Inc	5,990,175
55,144		Simon Property Group, Inc	8,826,349
13,623		Taubman Centers, Inc	997,476
107,661		Weyerhaeuser Co	3,057,572
		TOTAL REAL ESTATE	27,753,627

RETAILING - 7.8%
21,276	*	Amazon.com, Inc	6,408,757
2,630	*	Big Lots, Inc	95,022
7,861		Dillard’s, Inc (Class A)	663,704
20,000		Expedia, Inc	942,600
229,513		Gap, Inc	10,534,647
30,000		Genuine Parts Co	2,459,700
11,243		GNC Holdings, Inc	593,406
90,456	*	Groupon, Inc	801,440
4

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

356,197		Home Depot, Inc	$28,150,249
88,153		Macy’s, Inc	4,261,316
12,511	*	NetFlix, Inc	3,055,436
32,991	*	O’Reilly Automotive, Inc	4,132,453
54,067		Petsmart, Inc	3,958,786
14,694	*	Priceline.com, Inc	12,867,095
52,181		Target Corp	3,717,896
280,524		TJX Companies, Inc	14,598,469
67,821	*	TripAdvisor, Inc	5,087,931
		TOTAL RETAILING	102,328,907

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.8%
190,613		Broadcom Corp (Class A)	5,255,201
217,294		Intel Corp	5,062,950
61,164	*	Lam Research Corp	3,010,492
296,461		Linear Technology Corp	12,024,458
226,638		Texas Instruments, Inc	8,884,209
49,787		Xilinx, Inc	2,324,555
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	36,561,865

SOFTWARE & SERVICES - 16.3%
181,704		Accenture plc	13,411,572
59,960	*,e	Alliance Data Systems Corp	11,858,889
29,918	*	Autodesk, Inc	1,058,798
175,904	*	eBay, Inc	9,092,478
45,611	*	Facebook, Inc	1,679,853
33,779	*	FleetCor Technologies, Inc	3,032,341
48,589	*	Google, Inc (Class A)	43,127,597
125,120	*	Informatica Corp	4,775,831
107,029		International Business Machines Corp	20,874,936
2,837	*	LinkedIn Corp	578,152
34,574		Mastercard, Inc (Class A)	21,111,230
1,315,833		Microsoft Corp	41,882,964
30,600	*	NeuStar, Inc (Class A)	1,716,048
774,486		Oracle Corp	25,054,622
146,557	*	Vantiv, Inc	3,823,672
128,133	*	VeriSign, Inc	6,129,883
31,740		Visa, Inc (Class A)	5,618,297
10,000	*	VMware, Inc (Class A)	821,900
		TOTAL SOFTWARE & SERVICES	215,649,063

TECHNOLOGY HARDWARE & EQUIPMENT - 6.2%
11,173		Amphenol Corp (Class A)	877,751
99,674		Apple, Inc	45,102,485
220,000		EMC Corp	5,753,000
30,283	*	F5 Networks, Inc	2,657,636
77,103	*	JDS Uniphase Corp	1,131,101
102,793		NetApp, Inc	4,226,848
342,552		Qualcomm, Inc	22,111,732
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	81,860,553
5

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

TELECOMMUNICATION SERVICES - 2.4%
6,433	*	Crown Castle International Corp			$451,918
642,092		Verizon Communications, Inc			31,770,712
		TOTAL TELECOMMUNICATION SERVICES			32,222,630

TRANSPORTATION - 2.8%
35,792		CH Robinson Worldwide, Inc			2,133,919
13,692		Copa Holdings S.A. (Class A)			1,905,516
220,111	*	Delta Air Lines, Inc			4,672,956
2,261		Expeditors International of Washington, Inc			91,163
95,580	*	Hertz Global Holdings, Inc			2,447,804
78,028		Landstar System, Inc			4,218,194
13,166		Union Pacific Corp			2,087,996
218,401		United Parcel Service, Inc (Class B)			18,957,207
		TOTAL TRANSPORTATION			36,514,755

UTILITIES - 0.1%
46,251		Aqua America, Inc			1,566,059
		TOTAL UTILITIES			1,566,059

		TOTAL COMMON STOCKS			1,315,073,538
		(Cost $1,049,591,466)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 2.3%
TREASURY DEBT - 0.3%
$4,300,000		United States Treasury Bill	0.025%	08/01/13	4,300,000
					4,300,000
SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.0%
26,477,691	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			26,477,691
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			26,477,691
		TOTAL SHORT-TERM INVESTMENTS			30,777,691
		(Cost $30,777,691)

		TOTAL INVESTMENTS - 102.0%			1,345,851,229
		(Cost $1,080,369,157)
		OTHER ASSETS & LIABILITIES, NET - (2.0)%			(26,862,499)
		NET ASSETS - 100.0%			$1,318,988,730

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $25,895,498.
6

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

TIAA-CREF FUNDS

ENHANCED LARGE-CAP VALUE INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 1.4%
380,500		Ford Motor Co	$6,422,840
199,100	*	General Motors Co	7,141,717
33,180		Lear Corp	2,298,379
35,750	*	TRW Automotive Holdings Corp	2,620,832
		TOTAL AUTOMOBILES & COMPONENTS	18,483,768

BANKS - 4.9%
32,400		BB&T Corp	1,156,356
139,900		CapitalSource, Inc	1,692,790
109,939		East West Bancorp, Inc	3,389,419
132,800		Fifth Third Bancorp	2,553,744
54,000		Home Loan Servicing Solutions Ltd	1,351,620
263,980		Keycorp	3,244,314
80,750		PNC Financial Services Group, Inc	6,141,038
354,000		Regions Financial Corp	3,543,540
3,750	*	Signature Bank	343,313
44,000		SunTrust Banks, Inc	1,530,760
67,750		US Bancorp	2,528,430
879,800		Wells Fargo & Co	38,271,300
		TOTAL BANKS	65,746,624

CAPITAL GOODS - 7.5%
100,300	*	Aecom Technology Corp	3,400,170
38,000		AGCO Corp	2,137,500
23,030		Alliant Techsystems, Inc	2,144,093
30,380	*	BE Aerospace, Inc	2,117,790
26,560		Carlisle Cos, Inc	1,799,174
35,200		Caterpillar, Inc	2,918,432
54,000		Chicago Bridge & Iron Co NV	3,217,320
33,888		CNH Global NV	1,592,397
32,300		Crane Co	1,967,070
39,290		Cummins, Inc	4,761,555
41,260		Danaher Corp	2,778,448
23,300		Dover Corp	1,995,412
110,800		Eaton Corp	7,639,660
188,111		Exelis, Inc	2,780,281
86,180		Fortune Brands Home & Security, Inc	3,560,096
1,179,274		General Electric Co	28,738,908
35,020		Huntington Ingalls	2,177,544
7

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

25,140		IDEX Corp	$1,499,601
56,560		Ingersoll-Rand plc	3,452,988
45,040		ITT Corp	1,407,050
41,890	*	Jacobs Engineering Group, Inc	2,479,888
61,200		Joy Global, Inc	3,029,400
29,290		L-3 Communications Holdings, Inc	2,728,363
50,950		Northrop Grumman Corp	4,690,457
22,750		Parker Hannifin Corp	2,349,620
8,000	*	Spirit Aerosystems Holdings, Inc (Class A)	202,880
1,300		Timken Co	75,946
12,090		Trinity Industries, Inc	475,983
38,380		URS Corp	1,784,670
16,800	*	WABCO Holdings, Inc	1,328,208
		TOTAL CAPITAL GOODS	101,230,904

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
100,000		Tyco International Ltd	3,481,000
21,275	*	Verisk Analytics, Inc	1,369,259
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	4,850,259

CONSUMER DURABLES & APPAREL - 1.6%
27,500		DR Horton, Inc	552,750
70,500		Hanesbrands, Inc	4,473,930
30,000	e	Hasbro, Inc	1,380,000
56,300	*	Jarden Corp	2,559,961
31,300		Mattel, Inc	1,315,539
20,880	*	Mohawk Industries, Inc	2,484,511
66,010		Newell Rubbermaid, Inc	1,783,590
1,260	*	NVR, Inc	1,166,256
12,189		Phillips-Van Heusen Corp	1,606,388
78,000	*	Pulte Homes, Inc	1,297,140
21,139		Whirlpool Corp	2,831,358
		TOTAL CONSUMER DURABLES & APPAREL	21,451,423

CONSUMER SERVICES - 0.9%
49,500		Brinker International, Inc	1,987,425
50,500	*	Penn National Gaming, Inc	2,524,495
59,800		Royal Caribbean Cruises Ltd	2,277,782
263,000		Sands China Ltd	1,421,457
42,950		Service Corp International	814,761
17,300		Starwood Hotels & Resorts Worldwide, Inc	1,144,395
26,980	d	Yum! Brands, Inc	1,967,382
		TOTAL CONSUMER SERVICES	12,137,697

DIVERSIFIED FINANCIALS - 12.3%
15,670	*	Affiliated Managers Group, Inc	2,826,084
44,100		Ameriprise Financial, Inc	3,924,900
1,187,750		Bank of America Corp	17,341,150
8

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

9,325		BlackRock, Inc	$2,629,277
145,000		Charles Schwab Corp	3,203,050
523,483		Citigroup, Inc	27,294,404
139,900		Discover Financial Services	6,926,449
99,598		Goldman Sachs Group, Inc	16,337,060
19,240		Invesco Ltd	619,336
18,000		iShares Russell 1000 Value Index Fund	1,580,940
683,300		JPMorgan Chase & Co	38,080,309
180,300		Morgan Stanley	4,905,963
38,000		Nasdaq Stock Market, Inc	1,231,200
58,500		Northern Trust Corp	3,424,590
168,000	*	PowerShares QQQ Trust Series	12,729,360
147,750		SLM Corp	3,650,902
62,300		SPDR Dow Jones Industrial Average ETF Trust	9,640,302
9,300		SPDR Trust Series 1	1,568,538
101,800		State Street Corp	7,092,406
35,400		TD Ameritrade Holding Corp	956,862
		TOTAL DIVERSIFIED FINANCIALS	165,963,082

ENERGY - 13.3%
114,200		Anadarko Petroleum Corp	10,108,984
59,550		Apache Corp	4,778,888
45,000	*	Cheniere Energy, Inc	1,285,650
145,000		Chesapeake Energy Corp	3,378,500
268,580		Chevron Corp	33,811,536
13,000		Cimarex Energy Co	993,590
100,600		ConocoPhillips	6,524,916
2,650		EOG Resources, Inc	385,548
26,380		Equitable Resources, Inc	2,281,870
584,850		Exxon Mobil Corp	54,829,687
2,200	*	Gulfport Energy Corp	117,040
45,000		Halliburton Co	2,033,550
82,310		Hess Corp	6,128,803
216,200		Marathon Oil Corp	7,861,032
78,000		Marathon Petroleum Corp	5,719,740
11,500		Murphy Oil Corp	778,780
133,083		Nabors Industries Ltd	2,048,147
16,100		National Oilwell Varco, Inc	1,129,737
78,800		Noble Energy, Inc	4,924,212
136,900		Occidental Petroleum Corp	12,190,945
23,000		Patterson-UTI Energy, Inc	454,710
128,891		Phillips 66	7,926,797
13,650		Pioneer Natural Resources Co	2,112,474
96,118	*	Superior Energy Services	2,462,543
57,750		Tesoro Corp	3,283,088
57,000		Valero Energy Corp	2,038,890
		TOTAL ENERGY	179,589,657
9

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

FOOD & STAPLES RETAILING - 0.5%
55,830		CVS Corp	$3,432,986
14,300		Wal-Mart Stores, Inc	1,114,542
36,360		Whole Foods Market, Inc	2,020,889
		TOTAL FOOD & STAPLES RETAILING	6,568,417

FOOD, BEVERAGE & TOBACCO - 2.3%
127,120		Archer Daniels Midland Co	4,636,066
21,800		Bunge Ltd	1,657,018
36,000		Coca-Cola Enterprises, Inc	1,351,440
156,100	*	Dean Foods Co	1,701,490
33,900	*,e	Diamond Foods, Inc	691,221
21,690		Hershey Co	2,057,730
38,000		Hillshire Brands Co	1,337,980
42,393		Ingredion, Inc	2,848,810
14,100		J.M. Smucker Co	1,586,532
54,600		Mondelez International, Inc	1,707,342
63,000	*	Monster Beverage Corp	3,842,370
40,990		Philip Morris International, Inc	3,655,488
12,000		Reynolds American, Inc	593,160
140,900		Tyson Foods, Inc (Class A)	3,891,658
		TOTAL FOOD, BEVERAGE & TOBACCO	31,558,305

HEALTH CARE EQUIPMENT & SERVICES - 4.4%
418,380		Abbott Laboratories	15,325,259
74,500		Aetna, Inc	4,780,665
25,750		Cardinal Health, Inc	1,289,817
68,000	*	CareFusion Corp	2,622,760
91,800	*	Catamaran Corp	4,847,040
76,390		Cigna Corp	5,945,434
13,630		Community Health Systems, Inc	627,798
13,060		Cooper Cos, Inc	1,663,191
100,500		Covidien plc	6,193,815
13,100	*	Henry Schein, Inc	1,360,173
10,000		Hill-Rom Holdings, Inc	370,700
3,100	*	Intuitive Surgical, Inc	1,202,800
117,500		Medtronic, Inc	6,490,700
17,750		UnitedHealth Group, Inc	1,293,088
4,500		Universal Health Services, Inc (Class B)	314,775
8,900	*	VCA Antech, Inc	255,964
64,700		WellPoint, Inc	5,535,732
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	60,119,711

HOUSEHOLD & PERSONAL PRODUCTS - 2.4%
58,000		Avon Products, Inc	1,325,880
30,480		Church & Dwight Co, Inc	1,941,576
3,499		Clorox Co	300,704
43,000		Colgate-Palmolive Co	2,574,410
28,280		Energizer Holdings, Inc	2,878,904
10

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

23,300		Kimberly-Clark Corp	$2,302,040
256,542		Procter & Gamble Co	20,600,323
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	31,923,837

INSURANCE - 7.5%
51,575		ACE Ltd	4,712,924
17,290		Allied World Assurance Co Holdings Ltd	1,636,499
116,000		Allstate Corp	5,913,680
36,780		American Financial Group, Inc	1,901,158
194,750	*	American International Group, Inc	8,863,073
11,100		Aon plc	749,250
19,090	*	Arch Capital Group Ltd	1,033,724
38,390		Assurant, Inc	2,079,202
70,000		Axis Capital Holdings Ltd	3,049,200
186,275	*	Berkshire Hathaway, Inc (Class B)	21,583,684
51,750		Cincinnati Financial Corp	2,535,750
5,500		CNA Financial Corp	195,305
5,000		Endurance Specialty Holdings Ltd	263,150
23,000		Everest Re Group Ltd	3,071,190
5,500		Hanover Insurance Group, Inc	296,065
131,931		Hartford Financial Services Group, Inc	4,071,391
43,430		HCC Insurance Holdings, Inc	1,933,938
106,890		Lincoln National Corp	4,454,106
64,300		Metlife, Inc	3,113,406
138,000		Old Republic International Corp	1,994,100
78,000		Principal Financial Group	3,382,080
47,450		Protective Life Corp	2,056,008
96,690		Prudential Financial, Inc	7,635,609
33,390		Reinsurance Group of America, Inc (Class A)	2,273,525
43,800		Torchmark Corp	3,113,304
83,990		UnumProvident Corp	2,657,444
109,380		Validus Holdings Ltd	3,875,333
7,500		W.R. Berkley Corp	317,775
85,400		XL Capital Ltd	2,677,290
		TOTAL INSURANCE	101,439,163

MATERIALS - 2.8%
2,000		Avery Dennison Corp	89,460
61,000		Axiall Corp	2,688,880
26,715		CF Industries Holdings, Inc	5,236,407
168,300	e	Cliffs Natural Resources, Inc	3,283,533
20,000		Huntsman Corp	360,400
50,000		International Paper Co	2,415,500
66,000		LyondellBasell Industries AF S.C.A	4,534,860
20,275		Monsanto Co	2,002,764
12,400		Mosaic Co	509,516
48,300		Nucor Corp	2,259,474
101,900	*	Owens-Illinois, Inc	3,031,525
11

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

16,944		Packaging Corp of America	$911,418
37,400		PolyOne Corp	1,081,234
2,000		PPG Industries, Inc	320,880
39,800		Reliance Steel & Aluminum Co	2,793,960
14,930		Rock-Tenn Co (Class A)	1,707,246
22,300		Rockwood Holdings, Inc	1,510,379
316,122	e	Walter Energy, Inc	3,537,405
1,000		Westlake Chemical Corp	104,020
		TOTAL MATERIALS	38,378,861

MEDIA - 3.2%
69,000		CBS Corp (Class B)	3,645,960
119,500		Comcast Corp (Class A)	5,387,060
31,900	*	Discovery Communications, Inc (Class A)	2,543,068
45,550		DISH Network Corp (Class A)	2,033,807
138,000		Gannett Co, Inc	3,554,880
8,500	*	Liberty Global plc (Class A)	689,520
15,000	*	Liberty Media Corp	2,155,950
22,183	*	Madison Square Garden, Inc	1,308,132
60,180	*	Starz-Liberty Capital	1,358,263
56,750		Time Warner, Inc	3,533,255
254,000		Walt Disney Co	16,421,100
		TOTAL MEDIA	42,630,995

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.7%
29,150		AbbVie, Inc	1,325,742
10,500	*	Actavis, Inc	1,409,835
33,500	*	Alexion Pharmaceuticals, Inc	3,893,705
18,380		Amgen, Inc	1,990,370
11,639	*	Biogen Idec, Inc	2,538,815
5,750		Bristol-Myers Squibb Co	248,630
33,799	*	Endo Pharmaceuticals Holdings, Inc	1,299,909
76,899	*	Gilead Sciences, Inc	4,725,444
268,524		Johnson & Johnson	25,106,994
269,942		Merck & Co, Inc	13,003,106
40,400	*	Mylan Laboratories, Inc	1,355,824
26,800		Perrigo Co	3,333,652
1,201,117		Pfizer, Inc	35,108,650
83,900		Thermo Electron Corp	7,644,129
66,900		Warner Chilcott plc	1,425,639
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	104,410,444

REAL ESTATE - 4.0%
36,380	*	Alexander & Baldwin, Inc	1,611,270
16,750		American Tower Corp	1,185,733
54,700		Apartment Investment & Management Co (Class A)	1,607,086
24,000		Brandywine Realty Trust	334,560
15,000		Corporate Office Properties Trust	382,200
12

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

113,800		DDR Corp	$1,943,704
131,800		Duke Realty Corp	2,170,746
36,000		Equity Lifestyle Properties, Inc	1,385,640
105,500		Extra Space Storage, Inc	4,436,275
20,000		General Growth Properties, Inc	414,800
14,000		HCP, Inc	614,180
21,800		Hospitality Properties Trust	621,082
132,500		Host Marriott Corp	2,366,450
11,800	*	Howard Hughes Corp	1,288,678
20,130		Jones Lang LaSalle, Inc	1,832,434
23,800		Kilroy Realty Corp	1,245,692
30,000		Kimco Realty Corp	676,500
55,555		National Retail Properties, Inc	1,943,869
42,780		Public Storage, Inc	6,811,432
43,500	*	Realogy Holdings Corp	1,955,760
4,500		Regency Centers Corp	237,285
28,000		Senior Housing Properties Trust	704,200
47,750		Simon Property Group, Inc	7,642,865
28,000		SL Green Realty Corp	2,538,200
23,210		Taubman Centers, Inc	1,699,436
62,800		Ventas, Inc	4,128,472
39,000		Weingarten Realty Investors	1,221,480
43,750		Weyerhaeuser Co	1,242,500
		TOTAL REAL ESTATE	54,242,529

RETAILING - 2.7%
155,750		Best Buy Co, Inc	4,686,517
55,000		Expedia, Inc	2,592,150
108,880	e	GameStop Corp (Class A)	5,341,653
89,500		Gap, Inc	4,108,050
14,800		Genuine Parts Co	1,213,452
32,750		Home Depot, Inc	2,588,233
14,500	*	Liberty Ventures	1,300,940
38,950		Macy’s, Inc	1,882,843
15,500	*	NetFlix, Inc	3,785,410
22,000	*	O’Reilly Automotive, Inc	2,755,720
29,780		Signet Jewelers Ltd	2,177,216
268,000		Staples, Inc	4,561,360
		TOTAL RETAILING	36,993,544

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.0%
42,700		Applied Materials, Inc	696,437
18,800	*	Cree, Inc	1,314,120
510,750		Intel Corp	11,900,475
46,920	*	Lam Research Corp	2,309,402
228,800		Marvell Technology Group Ltd	2,967,536
263,000	*	Micron Technology, Inc	3,484,750
180,000		Nvidia Corp	2,597,400
169,800	*	ON Semiconductor Corp	1,399,152
29,600	*	Teradyne, Inc	488,104
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	27,157,376
13

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 2.8%
29,389	*	Akamai Technologies, Inc	$1,387,161
10,950	*,e	Alliance Data Systems Corp	2,165,691
78,380		Booz Allen Hamilton Holding Co	1,675,764
33,000	*	Commvault Systems, Inc	2,786,190
78,380		Computer Sciences Corp	3,735,591
89,813	*	Electronic Arts, Inc	2,345,916
69,290		Fidelity National Information Services, Inc	2,990,556
113,980	*	First American Corp	3,180,042
25,500		IAC/InterActiveCorp	1,290,555
28,000		Jack Henry & Associates, Inc	1,352,400
122,220	*,e	Millennial Media, Inc	1,211,200
131,000		SAIC, Inc	2,002,990
113,300		Symantec Corp	3,022,844
2,200	*	Synopsys, Inc	81,488
24,500	*	Tableau Software, Inc	1,357,300
47,750	*	VMware, Inc (Class A)	3,924,573
19,380	*	Workday, Inc	1,323,460
92,924	*	Yahoo!, Inc	2,610,235
		TOTAL SOFTWARE & SERVICES	38,443,956

TECHNOLOGY HARDWARE & EQUIPMENT - 5.5%
27,750		Apple, Inc	12,556,875
45,540	*	Arrow Electronics, Inc	2,078,901
78,900	*	Aruba Networks, Inc	1,402,842
60,000	*	Avnet, Inc	2,260,200
70,000	*	Brocade Communications Systems, Inc	466,200
852,750		Cisco Systems, Inc	21,787,762
223,800		Corning, Inc	3,399,522
194,242		Hewlett-Packard Co	4,988,135
83,830	*	Ingram Micro, Inc (Class A)	1,913,839
83,990	*,e	InvenSense, Inc	1,484,943
80,908	e	Lexmark International, Inc (Class A)	3,033,241
35,250		NetApp, Inc	1,449,480
44,500	*	SanDisk Corp	2,452,840
63,000		Seagate Technology, Inc	2,577,330
208,000	*	Vishay Intertechnology, Inc	2,993,120
83,890		Western Digital Corp	5,400,838
388,800		Xerox Corp	3,771,360
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	74,017,428

TELECOMMUNICATION SERVICES - 2.3%
627,500		AT&T, Inc	22,131,925
76,500		T-Mobile US, Inc	1,844,415
35,400		US Cellular Corp	1,405,734
103,950		Verizon Communications, Inc	5,143,446
		TOTAL TELECOMMUNICATION SERVICES	30,525,520
14

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

TRANSPORTATION - 1.4%
38,580		Con-Way, Inc	$1,599,141
205,000	*	Delta Air Lines, Inc	4,352,150
56,828	*	Hertz Global Holdings, Inc	1,455,365
29,800		Kansas City Southern Industries, Inc	3,210,950
77,500		Southwest Airlines Co	1,071,825
25,000		Union Pacific Corp	3,964,750
31,500		United Parcel Service, Inc (Class B)	2,734,200
		TOTAL TRANSPORTATION	18,388,381

UTILITIES - 6.0%
254,000		AES Corp	3,159,760
42,300		Alliant Energy Corp	2,240,631
38,000		Ameren Corp	1,360,780
27,975		American Electric Power Co, Inc	1,296,641
73,390		American Water Works Co, Inc	3,132,285
13,000		Aqua America, Inc	440,180
14,000		Atmos Energy Corp	619,360
120,300	*	Calpine Corp	2,407,203
65,400		Centerpoint Energy, Inc	1,623,228
109,000		CMS Energy Corp	3,050,910
37,750		Dominion Resources, Inc	2,238,953
84,200		DTE Energy Co	5,952,940
71,100		Duke Energy Corp	5,048,100
22,750		Edison International	1,134,087
34,750		Exelon Corp	1,063,003
6,000		Integrys Energy Group, Inc	376,800
50,500		MDU Resources Group, Inc	1,416,020
11,300		National Fuel Gas Co	732,579
80,600		NextEra Energy, Inc	6,980,766
88,000		NiSource, Inc	2,703,360
108,000		Northeast Utilities	4,796,280
98,000		NRG Energy, Inc	2,628,360
65,600		OGE Energy Corp	2,453,440
73,980		Pinnacle West Capital Corp	4,357,422
67,500		PPL Corp	2,144,475
10,000		Questar Corp	238,600
21,200		SCANA Corp	1,100,492
69,200		Sempra Energy	6,063,996
42,240		Southern Co	1,894,042
66,880		UGI Corp	2,808,291
13,000		Vectren Corp	481,260
19,390		Westar Energy, Inc	651,310
65,400		Wisconsin Energy Corp	2,843,592
75,100		Xcel Energy, Inc	2,249,245
		TOTAL UTILITIES	81,688,391

		TOTAL COMMON STOCKS	1,347,940,272
		(Cost $1,007,825,359)

15

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

SHORT-TERM INVESTMENTS - 1.5%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.5%
19,808,393	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$19,808,393
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	19,808,393
		TOTAL SHORT-TERM INVESTMENTS	19,808,393
		(Cost $19,808,393)

		TOTAL INVESTMENTS - 101.3%	1,367,748,665
		(Cost $1,027,633,752)
		OTHER ASSETS & LIABILITIES, NET - (1.3)%	(18,042,440)
		NET ASSETS - 100.0%	$1,349,706,225

Abbreviation(s):
ETF Exchange Traded Fund
SPDR Standard & Poor’s Depository Receipts

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of this security has been segregated to cover margin requirements on open written options contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $19,743,913.
16

TIAA-CREF FUNDS - Growth & Income Fund

TIAA-CREF FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 1.1%
534,587		Delphi Automotive plc	$28,718,014
305,621	*	General Motors Co	10,962,625
		TOTAL AUTOMOBILES & COMPONENTS	39,680,639

BANKS - 2.2%
57,549		BNP Paribas	3,731,319
364,210	*	CIT Group, Inc	18,250,563
30,100	*	Ocwen Financial Corp	1,433,362
1,324,290		Wells Fargo & Co	57,606,615
		TOTAL BANKS	81,021,859

CAPITAL GOODS - 7.1%
200,732		AGCO Corp	11,291,175
175,176		Boeing Co	18,410,997
330,105		Eaton Corp	22,760,740
2,820,566		General Electric Co	68,737,194
619,939		Honeywell International, Inc	51,442,538
343,475		ITT Corp	10,730,159
73,147		Precision Castparts Corp	16,218,153
80,253		Rockwell Automation, Inc	7,772,503
176,779		Roper Industries, Inc	22,267,083
167,826	*	Teledyne Technologies, Inc	13,454,610
63,748		W.W. Grainger, Inc	16,710,901
		TOTAL CAPITAL GOODS	259,796,053

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
243,930		ADT Corp	9,776,714
429,584		Tyco International Ltd	14,953,819
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	24,730,533

CONSUMER DURABLES & APPAREL - 2.3%
823,041		DR Horton, Inc	16,543,124
319,751	*	Jarden Corp	14,539,078
89,917	*	Mohawk Industries, Inc	10,699,224
576,400		Prada S.p.A	5,374,524
63,533	*,d,e	SodaStream International Ltd	4,134,728
269,945	*	TRI Pointe Homes, Inc	4,073,470
91,513		VF Corp	18,028,061
168,598		Wolverine World Wide, Inc	9,696,071
		TOTAL CONSUMER DURABLES & APPAREL	83,088,280

CONSUMER SERVICES - 1.3%
235,498	*	Chuy’s Holdings, Inc	8,310,724
265,043		Las Vegas Sands Corp	14,728,440
17

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

286,390	*	Penn National Gaming, Inc	$14,316,636
306,364		Six Flags Entertainment Corp	11,271,132
		TOTAL CONSUMER SERVICES	48,626,932

DIVERSIFIED FINANCIALS - 6.4%
4,044,285		Bank of America Corp	59,046,561
1,277,008		Citigroup, Inc	66,583,197
142,457		CME Group, Inc	10,538,969
601,762		Discover Financial Services	29,793,237
262,295		JPMorgan Chase & Co	14,617,700
1,061,477		Morgan Stanley	28,882,789
368,539		State Street Corp	25,676,112
		TOTAL DIVERSIFIED FINANCIALS	235,138,565

ENERGY - 9.7%
425,883		Anadarko Petroleum Corp	37,699,163
343,113	*	Athabasca Oil Corp	2,408,572
298,487	*	Cheniere Energy, Inc	8,527,774
667,274		Chevron Corp	84,003,124
80,380	*	Concho Resources, Inc	7,209,282
183,807		EOG Resources, Inc	26,742,080
146,046		Equitable Resources, Inc	12,632,979
703,904		Exxon Mobil Corp	65,991,000
838,961		Halliburton Co	37,912,648
671,745		Marathon Oil Corp	24,424,648
220,854		Occidental Petroleum Corp	19,667,049
166,106		Oceaneering International, Inc	13,469,536
281,283		Phillips 66	17,298,904
		TOTAL ENERGY	357,986,759

FOOD & STAPLES RETAILING - 1.1%
219,616		Costco Wholesale Corp	25,758,761
195,390		Wal-Mart Stores, Inc	15,228,696
		TOTAL FOOD & STAPLES RETAILING	40,987,457

FOOD, BEVERAGE & TOBACCO - 7.2%
877,103	d	Altria Group, Inc	30,751,231
1,072,989		Britvic plc	8,872,658
190,119		Brown-Forman Corp (Class B)	13,785,529
617,016		Campbell Soup Co	28,876,349
533,022		ConAgra Foods, Inc	19,300,726
538,914	*	Dean Foods Co	5,874,162
139,181		Groupe Danone	11,022,512
286,545		Hershey Co	27,184,524
384,815		Kraft Foods Group, Inc	21,772,833
203,338	*,d	Monster Beverage Corp	12,401,585
747,322		PepsiCo, Inc	62,431,280
131,710	e	Remy Cointreau S.A.	13,639,290
446,420	*,d,e	WhiteWave Foods Co (Class A)	8,343,590
		TOTAL FOOD, BEVERAGE & TOBACCO	264,256,269
18

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 2.6%
603,795		Aetna, Inc	$38,745,525
301,304	*	Catamaran Corp	15,908,851
673,798		Medtronic, Inc	37,220,602
185,600	*	Olympus Corp	5,672,669
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	97,547,647

HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
168,746		Beiersdorf AG.	15,604,631
84,235		L’Oreal S.A.	14,120,435
563,659		Procter & Gamble Co	45,261,818
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	74,986,884

INSURANCE - 3.9%
395,613	d	ACE Ltd	36,151,116
311,941	*	American International Group, Inc	14,196,435
271,739	*	Berkshire Hathaway, Inc (Class B)	31,486,398
864,264		Hartford Financial Services Group, Inc	26,671,187
687,639		Metlife, Inc	33,295,480
		TOTAL INSURANCE	141,800,616

MATERIALS - 3.4%
576,349	*	Berry Plastics Group, Inc	13,290,608
137,849		Cytec Industries, Inc	10,738,437
79,743		DSM NV	5,604,263
257,207		Du Pont (E.I.) de Nemours & Co	14,838,272
272,782		LyondellBasell Industries AF S.C.A	18,742,851
247,067		Monsanto Co	24,405,278
115,842		PPG Industries, Inc	18,585,691
689,475		Sealed Air Corp	18,781,299
		TOTAL MATERIALS	124,986,699

MEDIA - 4.6%
94,091	*	Charter Communications, Inc	11,831,003
982,513		Comcast Corp (Class A)	44,291,686
181,149		DISH Network Corp (Class A)	8,088,303
279,121	*,e	Lions Gate Entertainment Corp	9,079,806
119,674		Time Warner Cable, Inc	13,651,213
446,586		Time Warner, Inc	27,804,444
417,651		Viacom, Inc (Class B)	30,392,463
391,278		Walt Disney Co	25,296,123
		TOTAL MEDIA	170,435,041

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 12.7%
173,767	*	Actavis, Inc	23,331,695
90,212	*,d	Aegerion Pharmaceuticals, Inc	8,262,517
190,115	*	Alexion Pharmaceuticals, Inc	22,097,066
293,089		Amgen, Inc	31,738,608
56,547	*	Biogen Idec, Inc	12,334,597
144,901	*	BioMarin Pharmaceuticals, Inc	9,367,850
19

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

117,021	*	Biovail Corp	$10,953,166
1,162,148	*	Biovitrum AB	8,714,861
20,517	*	Bluebird Bio, Inc	638,694
325,429		Bristol-Myers Squibb Co	14,071,550
88,103	*	Celgene Corp	12,938,807
948,703	*	Gilead Sciences, Inc	58,297,799
151,236	*,e	Illumina, Inc	12,071,657
205,507	*	Jazz Pharmaceuticals plc	15,517,833
680,393		Johnson & Johnson	63,616,746
175,934	*	Medivation, Inc	10,181,301
947,621		Merck & Co, Inc	45,646,904
231,554	*	Mylan Laboratories, Inc	7,770,952
197,828		Novartis AG.	14,221,215
44,110		Novo Nordisk AS (Class B)	7,483,967
1,329,204		Pfizer, Inc	38,852,633
30,999		Roche Holding AG.	7,628,512
154,291	*	Salix Pharmaceuticals Ltd	11,402,105
90,614	*,e	Theravance, Inc	3,494,076
497,935		Zoetis Inc	14,843,442
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	465,478,553

REAL ESTATE - 0.6%
150,639		American Tower Corp	10,663,735
226,527	*	Realogy Holdings Corp	10,184,654
		TOTAL REAL ESTATE	20,848,389

RETAILING - 6.1%
108,306	*	Amazon.com, Inc	32,623,933
442,723		Best Buy Co, Inc	13,321,535
549,904		Gap, Inc	25,240,593
2,045,841	*	Groupon, Inc	18,126,151
697,322		Home Depot, Inc	55,109,358
484,524		Macy’s, Inc	23,421,890
86,667	*	NetFlix, Inc	21,165,815
412,862	e	PetMed Express, Inc	6,915,439
523,217		TJX Companies, Inc	27,228,213
		TOTAL RETAILING	223,152,927

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
1,313,054		Applied Materials, Inc	21,415,911
196,533	*,d	Cree, Inc	13,737,657
272,501	*	Micron Technology, Inc	3,610,638
433,887	*	NXP Semiconductors NV	14,166,411
730,320	*	SunEdison, Inc	7,361,626
299,559	*,e	SunPower Corp	8,282,806
436,286		Xilinx, Inc	20,370,193
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	88,945,242

SOFTWARE & SERVICES - 8.5%
87,134	*,e	Alliance Data Systems Corp	17,233,363
1,157,527		Compuware Corp	13,126,356
194,319	*	Constant Contact, Inc	3,728,982
20

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

212,687	*	eBay, Inc	$10,993,791
227,274	*	Facebook, Inc	8,370,501
244,216	*	Fortinet, Inc	5,189,590
79,389	*,d	Google, Inc (Class A)	70,465,676
1,606,111		Microsoft Corp	51,122,513
81,354	*,d	MicroStrategy, Inc (Class A)	7,729,444
910,633		Oracle Corp	29,458,978
124,683	*	Sina Corp	8,599,387
134,128	*	Splunk, Inc	6,707,741
511,067	*	Take-Two Interactive Software, Inc	8,959,004
159,353	*	TIBCO Software, Inc	3,974,264
177,930		Visa, Inc (Class A)	31,495,389
146,080	*,d	VMware, Inc (Class A)	12,006,315
356,219	*	Yahoo!, Inc	10,006,192
401,633	*	Yandex NV	13,053,072
		TOTAL SOFTWARE & SERVICES	312,220,558

TECHNOLOGY HARDWARE & EQUIPMENT - 7.5%
6,493,597	*	Alcatel-Lucent (ADR)	16,493,736
235,848	d	Apple, Inc	106,721,220
2,599,413		Cisco Systems, Inc	66,415,002
163,785	*	F5 Networks, Inc	14,373,772
726,189		Hewlett-Packard Co	18,648,534
1,235,874	*	JDS Uniphase Corp	18,130,272
311,069		NetApp, Inc	12,791,157
257,882		Qualcomm, Inc	16,646,283
70,250	*,e	Stratasys Ltd	6,227,662
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	276,447,638

TELECOMMUNICATION SERVICES - 1.7%
300,286		Telephone & Data Systems, Inc	7,960,582
1,107,897		Verizon Communications, Inc	54,818,743
		TOTAL TELECOMMUNICATION SERVICES	62,779,325

TRANSPORTATION - 2.1%
170,046		Canadian Pacific Railway Ltd	20,895,253
1,167,780	*	Delta Air Lines, Inc	24,791,969
647,512	*	Hertz Global Holdings, Inc	16,582,782
142,695		Kansas City Southern Industries, Inc	15,375,386
		TOTAL TRANSPORTATION	77,645,390

UTILITIES - 2.2%
320,016		American Water Works Co, Inc	13,658,283
437,580	*	Calpine Corp	8,755,976
239,652		NextEra Energy, Inc	20,756,260
164,884	*	NRG Yield, Inc	4,699,194
175,324		Oneok, Inc	9,283,406
197,140		Sempra Energy	17,275,378
102,690		UNS Energy Corp	5,221,786
		TOTAL UTILITIES	79,650,283
21

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

		TOTAL COMMON STOCKS			$3,652,238,538
		(Cost $2,827,051,375)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 2.1%
TREASURY DEBT - 0.3%
$8,900,000		United States Treasury Bill	0.025%	08/01/13	8,900,000
					8,900,000

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.8%
67,333,708	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			67,333,708
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			67,333,708
		TOTAL SHORT-TERM INVESTMENTS			76,233,708
		(Cost $76,233,708)

		TOTAL INVESTMENTS - 101.5%			3,728,472,246
		(Cost $2,903,285,083)
		OTHER ASSETS & LIABILITIES, NET - (1.5)%			(55,809,015)
		NET ASSETS - 100.0%			$3,672,663,231

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open written options contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $66,452,323.
22

TIAA-CREF FUNDS - Large-Cap Growth Fund

TIAA-CREF FUNDS

LARGE-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.4%

AUTOMOBILES & COMPONENTS - 2.4%
491,557		Delphi Automotive plc	$26,406,442
333,588	*	General Motors Co	11,965,802
106,018		Renault S.A.	8,353,100
17,947	*,e	Tesla Motors, Inc	2,409,923
		TOTAL AUTOMOBILES & COMPONENTS	49,135,267

CAPITAL GOODS - 7.3%
329,880		Boeing Co	34,670,388
100,996		Chicago Bridge & Iron Co NV	6,017,342
118,906	d	Cummins, Inc	14,410,218
190,584		Precision Castparts Corp	42,256,285
137,086		Roper Industries, Inc	17,267,352
130,823		W.W. Grainger, Inc	34,293,941
		TOTAL CAPITAL GOODS	148,915,526

COMMERCIAL & PROFESSIONAL SERVICES - 1.9%
529,180		Nielsen Holdings NV	17,685,196
340,396	*	Verisk Analytics, Inc	21,907,886
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	39,593,082

CONSUMER DURABLES & APPAREL - 4.4%
111,180	*	Fossil Group, Inc	12,218,682
64,154	e	Hasbro, Inc	2,951,084
341,816		Luxottica Group S.p.A.	18,109,358
121,578		LVMH Moet Hennessy Louis Vuitton S.A.	22,130,765
313,680		Nike, Inc (Class B)	19,736,745
76,227	d	Ralph Lauren Corp	13,877,888
		TOTAL CONSUMER DURABLES & APPAREL	89,024,522

CONSUMER SERVICES - 4.6%
45,527	*	Hyatt Hotels Corp	2,060,097
657,900		Las Vegas Sands Corp	36,559,503
594,269		Starbucks Corp	42,335,723
204,094		Starwood Hotels & Resorts Worldwide, Inc	13,500,818
		TOTAL CONSUMER SERVICES	94,456,141

DIVERSIFIED FINANCIALS - 5.3%
104,423	*	Affiliated Managers Group, Inc	18,832,688
220,876		Ameriprise Financial, Inc	19,657,964
223,893		Apollo Management LP	5,982,421
563,153		Blackstone Group LP	12,699,100
23

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

87,130		Goldman Sachs Group, Inc	$14,291,934
110,732	*	IntercontinentalExchange, Inc	20,203,054
244,869		Moody’s Corp	16,594,772
		TOTAL DIVERSIFIED FINANCIALS	108,261,933

ENERGY - 2.5%
109,662		EOG Resources, Inc	15,954,724
284,355	*	FMC Technologies, Inc	15,156,122
435,498		Halliburton Co	19,680,155
		TOTAL ENERGY	50,791,001

FOOD & STAPLES RETAILING - 1.2%
206,143		Costco Wholesale Corp	24,178,512
		TOTAL FOOD & STAPLES RETAILING	24,178,512

FOOD, BEVERAGE & TOBACCO - 0.5%
164,604	*	Monster Beverage Corp	10,039,198
		TOTAL FOOD, BEVERAGE & TOBACCO	10,039,198

HEALTH CARE EQUIPMENT & SERVICES - 1.3%
235,918	*	Cerner Corp	11,559,982
170,057	*	Edwards Lifesciences Corp	12,138,669
9,482	*	Intuitive Surgical, Inc	3,679,016
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	27,377,667

HOUSEHOLD & PERSONAL PRODUCTS - 1.9%
869,790		Avon Products, Inc	19,883,399
110,525		L’Oreal S.A.	18,527,466
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	38,410,865

MATERIALS - 4.4%
193,824		Ecolab, Inc	17,858,943
553,994		Monsanto Co	54,723,527
103,439		Sherwin-Williams Co	18,015,971
		TOTAL MATERIALS	90,598,441

MEDIA - 5.1%
202,583		CBS Corp (Class B)	10,704,486
460,893		Comcast Corp (Class A)	20,777,057
125,088	*	DIRECTV	7,914,318
366,092	*	Discovery Communications, Inc (Class A)	29,184,854
126,033	*	Tribune Co	7,965,285
410,732		Walt Disney Co	26,553,824
		TOTAL MEDIA	103,099,824

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 15.9%
179,146	*	Alexion Pharmaceuticals, Inc	20,822,140
274,016	*	Biogen Idec, Inc	59,771,110
295,930		Bristol-Myers Squibb Co	12,796,013
314,118	*	Celgene Corp	46,131,369
24

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

1,115,848	*	Gilead Sciences, Inc	$68,568,860
242,883	*,e	Illumina, Inc	19,386,921
321,837		Perrigo Co	40,033,304
100,203		Roche Holding AG.	24,658,854
95,919	*	Salix Pharmaceuticals Ltd	7,088,414
111,178	*	Vertex Pharmaceuticals, Inc	8,872,004
548,065		Zoetis Inc	16,337,818
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	324,466,807

REAL ESTATE - 1.2%
3,085,000		Global Logistic Properties	6,879,634
390,696	*	Realogy Holdings Corp	17,565,692
		TOTAL REAL ESTATE	24,445,326

RETAILING - 7.4%
191,313	*	Amazon.com, Inc	57,627,302
411,173	*	Carmax, Inc	20,163,924
209,455	*,e	Ctrip.com International Ltd (ADR)	7,672,337
323,853		Expedia, Inc	15,263,192
1,477,421	*	Groupon, Inc	13,089,950
390,651		Home Depot, Inc	30,873,148
20,561	*	NetFlix, Inc	5,021,407
		TOTAL RETAILING	149,711,260

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.9%
958,393		Applied Materials, Inc	15,631,390
211,203	*	Lam Research Corp	10,395,412
308,556	*	NXP Semiconductors NV	10,074,353
480,647		Xilinx, Inc	22,441,408
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	58,542,563

SOFTWARE & SERVICES - 20.8%
880,837	*	Adobe Systems, Inc	41,645,973
870,805	*	eBay, Inc	45,011,910
1,092,303	*	Facebook, Inc	40,229,520
73,612	*	Google, Inc (Class A)	65,338,011
910,081		Intuit, Inc	58,172,378
60,314	*	LinkedIn Corp	12,291,390
64,477		Mastercard, Inc (Class A)	39,370,301
668,915	*	Red Hat, Inc	34,629,730
273,256	*	Salesforce.com, Inc	11,954,950
334,465	*	Teradata Corp	19,773,571
313,845		Visa, Inc (Class A)	55,553,703
		TOTAL SOFTWARE & SERVICES	423,971,437

TECHNOLOGY HARDWARE & EQUIPMENT - 4.4%
3,365,302	*	Alcatel-Lucent (ADR)	8,547,867
106,375		Apple, Inc	48,134,688
761,270		Cisco Systems, Inc	19,450,448
475,532		EMC Corp	12,435,162
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	88,568,165
25

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

TELECOMMUNICATION SERVICES - 0.5%
174,200		Softbank Corp			$11,057,584
		TOTAL TELECOMMUNICATION SERVICES			11,057,584

TRANSPORTATION - 2.5%
581,453	*	Hertz Global Holdings, Inc			14,891,011
332,085		Kansas City Southern Industries, Inc			35,782,159
		TOTAL TRANSPORTATION			50,673,170

		TOTAL COMMON STOCKS			2,005,318,291
		(Cost $1,534,511,242)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 2.4%
TREASURY DEBT - 0.8%
$15,000,000		United States Treasury Bill	0.025%	08/01/13	15,000,000
					15,000,000

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.6%
33,028,210	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			33,028,210
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			33,028,210
		TOTAL SHORT-TERM INVESTMENTS			48,028,210
		(Cost $48,028,210)

		TOTAL INVESTMENTS - 100.8%			2,053,346,501
		(Cost $1,582,539,452)
		OTHER ASSETS & LIABILITIES, NET - (0.8)%			(16,903,875)
		NET ASSETS - 100.0%			$2,036,442,626

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open written options contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $32,089,719.
26

TIAA-CREF FUNDS - Large-Cap Value Fund

TIAA-CREF FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.7%

AUTOMOBILES & COMPONENTS - 0.5%
605,559	*	American Axle & Manufacturing Holdings, Inc	$11,778,122
191,148		Delphi Automotive plc	10,268,471
		TOTAL AUTOMOBILES & COMPONENTS	22,046,593

BANKS - 5.4%
3,703,551	*,e	Banco Espirito Santo S.A.	3,606,134
534,222		BB&T Corp	19,066,383
1,613,862		Huntington Bancshares, Inc	13,798,520
2,260,553		Keycorp	27,782,196
356,056		Societe Generale	14,325,150
1,738,777		Synovus Financial Corp	5,790,127
1,195,273		TCF Financial Corp	18,215,961
368,959		US Bancorp	13,769,550
2,530,385		Wells Fargo & Co	110,071,748
		TOTAL BANKS	226,425,769

CAPITAL GOODS - 7.2%
242,312		Boeing Co	25,466,991
574,924	*	Edwards Group Ltd (ADR)	4,800,615
439,961		General Dynamics Corp	37,546,272
6,362,117		General Electric Co	155,044,791
156,889		Joy Global, Inc	7,766,006
89,853		L-3 Communications Holdings, Inc	8,369,807
344,476		Pentair Ltd	21,040,594
204,602	*,e	Polypore International, Inc	8,591,238
325,024		SPX Corp	24,835,084
274,673		Textron, Inc	7,520,547
		TOTAL CAPITAL GOODS	300,981,945

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
412,886		ADT Corp	16,548,471
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	16,548,471

CONSUMER DURABLES & APPAREL - 1.3%
678,487	*	CROCS, Inc	9,274,917
187,810	*,e	Deckers Outdoor Corp	10,297,623
319,036	e	Hasbro, Inc	14,675,656
406,885	*	Jarden Corp	18,501,061
		TOTAL CONSUMER DURABLES & APPAREL	52,749,257

CONSUMER SERVICES - 2.8%
987,589		Carnival Corp	36,570,420
244,065	*	Hyatt Hotels Corp	11,043,941
27

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

425,226		Interval Leisure Group, Inc	$9,146,612
452,304		Las Vegas Sands Corp	25,134,533
548,521	*	Penn National Gaming, Inc	27,420,565
190,918		Six Flags Entertainment Corp	7,023,873
		TOTAL CONSUMER SERVICES	116,339,944

DIVERSIFIED FINANCIALS - 9.5%
336,850		Apollo Management LP	9,000,632
5,455,744		Bank of America Corp	79,653,862
676,069		Blackstone Group LP	15,245,356
113,779		Capital One Financial Corp	7,853,027
1,897,393		Citigroup, Inc	98,930,071
110,334		Goldman Sachs Group, Inc	18,098,086
963,795		JPMorgan Chase & Co	53,712,295
734,090		Legg Mason, Inc	25,245,355
1,632,408		Morgan Stanley	44,417,822
160,974		Northern Trust Corp	9,423,418
497,838		State Street Corp	34,684,373
		TOTAL DIVERSIFIED FINANCIALS	396,264,297

ENERGY - 14.3%
263,272		Anadarko Petroleum Corp	23,304,838
1,075,561		Baker Hughes, Inc	51,013,858
154,876		Cabot Oil & Gas Corp	11,742,698
273,860	*	Cheniere Energy, Inc	7,824,180
526,781		Chesapeake Energy Corp	12,273,997
709,474		Chevron Corp	89,315,682
527,201	*	Cobalt International Energy, Inc	15,209,749
743,994		ConocoPhillips	48,255,451
305,304	*	Devon Energy Corp	16,794,773
1,448,360	e	EXCO Resources, Inc	12,557,281
1,186,731		Exxon Mobil Corp	111,256,031
1,330,002	*	Kodiak Oil & Gas Corp	12,914,320
364,283		Marathon Oil Corp	13,245,330
137,768		Marathon Petroleum Corp	10,102,528
723,434	*	Matador Resources Co	9,476,985
474,299		Occidental Petroleum Corp	42,236,326
174,404		Phillips 66	10,725,846
320,767	*	Southwestern Energy Co	12,442,552
723,088		Spectra Energy Corp	26,023,937
994,646		Tailsman Energy, Inc	11,249,446
2,041,922	*	Weatherford International Ltd	28,505,231
702,331		Williams Cos, Inc	23,998,650
		TOTAL ENERGY	600,469,689

FOOD & STAPLES RETAILING - 0.9%
180,271	e	Cia Brasileira de Distribuicao Grupo Pao de Acucar (ADR)	8,041,889
119,022		CVS Corp	7,318,663
441,911		Walgreen Co	22,206,028
		TOTAL FOOD & STAPLES RETAILING	37,566,580
28

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 2.0%
260,078	*,e	Green Mountain Coffee Roasters, Inc	$20,072,820
118,745		Groupe Danone	9,404,072
801,538		Mondelez International, Inc	25,064,093
82,712	e	Remy Cointreau S.A.	8,565,280
379,901		SABMiller plc	18,621,123
		TOTAL FOOD, BEVERAGE & TOBACCO	81,727,388

HEALTH CARE EQUIPMENT & SERVICES - 5.2%
519,046		Abbott Laboratories	19,012,655
1,032,360	*	Boston Scientific Corp	11,273,371
673,046	*	Express Scripts Holding Co	44,118,165
572,779	*	Hologic, Inc	13,002,083
101,801		Humana, Inc	9,290,359
637,195		Medtronic, Inc	35,198,652
631,600	*	Olympus Corp	19,304,190
765,309		UnitedHealth Group, Inc	55,752,761
135,278		WellPoint, Inc	11,574,386
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	218,526,622

HOUSEHOLD & PERSONAL PRODUCTS - 3.1%
739,400		Avon Products, Inc	16,902,684
170,775		Beiersdorf AG.	15,792,261
56,190		L’Oreal S.A.	9,419,211
183,641		Nu Skin Enterprises, Inc (Class A)	15,359,733
923,760		Procter & Gamble Co	74,177,928
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	131,651,817

INSURANCE - 7.4%
445,442		ACE Ltd	40,704,490
247,131		Allstate Corp	12,598,738
783,893	*	American International Group, Inc	35,674,970
132,104		Aon plc	8,917,020
476,447	*	Berkshire Hathaway, Inc (Class B)	55,205,914
674,354		Hartford Financial Services Group, Inc	20,810,564
488,750		Marsh & McLennan Cos, Inc	20,463,963
733,011		Metlife, Inc	35,492,393
501,280		Principal Financial Group	21,735,501
280,466		Prudential Financial, Inc	22,148,400
296,389		Travelers Cos, Inc	24,763,301
376,933		XL Capital Ltd	11,816,850
		TOTAL INSURANCE	310,332,104

MATERIALS - 3.2%
145,304		Akzo Nobel NV	8,858,572
213,947		Ashland, Inc	18,579,158
307,538		Axiall Corp	13,556,275
1,143,487	e	Cliffs Natural Resources, Inc	22,309,431
657,602	*	Constellium NV	11,974,932
227,782		Dow Chemical Co	7,981,481
606,000		PolyOne Corp	17,519,460
29

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

746,622		Sealed Air Corp	$20,337,983
90,949	e	Wacker Chemie AG.	8,872,192
370,866	e	Walter Energy, Inc	4,149,991
		TOTAL MATERIALS	134,139,475

MEDIA - 1.6%
148,180		Time Warner Cable, Inc	16,902,892
509,849		Time Warner, Inc	31,743,199
287,910	*	Tribune Co	18,195,912
		TOTAL MEDIA	66,842,003

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.8%
135,880		Bayer AG.	15,793,995
1,439,690	*	Biovitrum AB	10,796,128
250,200		Eli Lilly & Co	13,288,122
1,021,636		Johnson & Johnson	95,522,966
112,460	*	Medivation, Inc	6,508,060
1,726,858		Merck & Co, Inc	83,182,750
323,015	*	Mylan Laboratories, Inc	10,840,383
224,388		Novartis AG. (ADR)	16,068,425
2,238,073		Pfizer, Inc	65,418,874
687,206		Teva Pharmaceutical Industries Ltd (ADR)	27,282,078
750,871		Zoetis Inc	22,383,464
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	367,085,245

REAL ESTATE - 3.1%
1,322,315		Chimera Investment Corp	3,940,499
507,411	*	Forest City Enterprises, Inc (Class A)	8,889,841
591,579		Kimco Realty Corp	13,340,106
266,766		Liberty Property Trust	10,193,129
380,760		Mack-Cali Realty Corp	9,161,086
178,111		Potlatch Corp	7,842,227
475,112	*	Realogy Holdings Corp	21,361,035
136,279		Simon Property Group, Inc	21,812,817
180,852		SL Green Realty Corp	16,394,234
179,351		Starwood Property Trust, Inc	4,555,515
149,752		Vornado Realty Trust	12,700,467
		TOTAL REAL ESTATE	130,190,956

RETAILING - 2.6%
162,416		Abercrombie & Fitch Co (Class A)	8,099,686
698,439		Best Buy Co, Inc	21,016,030
296,294		Expedia, Inc	13,964,336
1,144,815	*	Groupon, Inc	10,143,061
18,105,948	e	Hengdeli Holdings Ltd	4,664,796
651,379	*,e	JC Penney Co, Inc	9,510,133
386,011	*	Liberty Media Holding Corp (Interactive A)	9,441,829
2,098,000		Lifestyle International Holdings Ltd	4,990,441
1,507,943		Staples, Inc	25,665,190
		TOTAL RETAILING	107,495,502
30

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
388,870		Broadcom Corp (Class A)	$10,721,146
660,037	*,e	Freescale Semiconductor Holdings Ltd	10,362,581
865,151	*	International Rectifier Corp	20,858,791
364,148	*	Lam Research Corp	17,923,364
2,755,538	*	ON Semiconductor Corp	22,705,633
1,055,253	*	RF Micro Devices, Inc	5,476,763
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	88,048,278

SOFTWARE & SERVICES - 2.3%
210,265	*	Adobe Systems, Inc	9,941,329
118,982		DST Systems, Inc	8,332,310
384,422	*	eBay, Inc	19,870,773
351,408	*	Rackspace Hosting, Inc	15,915,268
174,114	*	Sina Corp	12,008,643
160,007	*,e	VistaPrint Ltd	8,157,157
821,067	*	Yahoo!, Inc	23,063,772
		TOTAL SOFTWARE & SERVICES	97,289,252

TECHNOLOGY HARDWARE & EQUIPMENT - 5.3%
4,327,152	*	Alcatel-Lucent (ADR)	10,990,966
108,338		Apple, Inc	49,022,945
350,501	*	Ciena Corp	7,732,052
3,304,267		Cisco Systems, Inc	84,424,022
470,088		Corning, Inc	7,140,637
411,910		EMC Corp	10,771,446
1,166,164		Hewlett-Packard Co	29,947,091
580,468	*	JDS Uniphase Corp	8,515,466
605,846	*	Juniper Networks, Inc	13,128,683
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	221,673,308

TELECOMMUNICATION SERVICES - 2.9%
3,131,612		AT&T, Inc	110,451,955
568,679	*,e	Level 3 Communications, Inc	12,539,372
		TOTAL TELECOMMUNICATION SERVICES	122,991,327

TRANSPORTATION - 2.2%
6,686,000	e	Air China Ltd	4,522,343
428,107		Con-Way, Inc	17,745,035
333,760		FedEx Corp	35,378,560
769,258	*	Hertz Global Holdings, Inc	19,700,697
309,853	*	UAL Corp	10,798,377
368,835		UTI Worldwide, Inc	6,085,778
		TOTAL TRANSPORTATION	94,230,790

UTILITIES - 4.6%
926,710	*	Calpine Corp	18,543,467
910,108		Centerpoint Energy, Inc	22,588,881
328,940		Consolidated Edison, Inc	19,703,506
31

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES	COMPANY	RATE	MATURITY DATE	VALUE

321,261	Duke Energy Corp			$22,809,531
243,058	Edison International			12,116,441
374,641	Entergy Corp			25,288,268
473,555	Exelon Corp			14,486,047
217,755	FirstEnergy Corp			8,289,933
359,332	MDU Resources Group, Inc			10,075,669
124,517	NextEra Energy, Inc			10,784,417
251,757	NRG Energy, Inc			6,752,123
259,140	PG&E Corp			11,891,935
130,603	Sempra Energy			11,444,741
	TOTAL UTILITIES			194,774,959

	TOTAL COMMON STOCKS			4,136,391,571
	(Cost $3,431,718,692)

PRINCIPAL	ISSUER

SHORT-TERM INVESTMENTS - 4.4%
TREASURY DEBT - 1.2%
$30,000,000	United States Treasury Bill	0.025%	08/01/13	30,000,000
9,900,000	United States Treasury Bill	0.088	09/05/13	9,899,158
8,500,000	United States Treasury Bill	0.045	09/19/13	8,499,479
				48,398,637

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.2%
136,301,086	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	136,301,086
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	136,301,086
		TOTAL SHORT-TERM INVESTMENTS	184,699,723
		(Cost $184,699,723)

		TOTAL INVESTMENTS - 103.1%	4,321,091,294
		(Cost $3,616,418,415)
		OTHER ASSETS & LIABILITIES, NET - (3.1)%	(128,928,860)
		NET ASSETS - 100.0%	$4,192,162,434

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing.
a	Affiliated holding.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $131,939,798.

32

TIAA-CREF FUNDS - Mid-Cap Growth Fund

TIAA-CREF FUNDS
MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.3%

AUTOMOBILES & COMPONENTS - 2.2%
355,633		Delphi Automotive plc	$19,104,605
316,277		Harley-Davidson, Inc	17,955,045
		TOTAL AUTOMOBILES & COMPONENTS	37,059,650

CAPITAL GOODS - 12.2%
344,306		Ametek, Inc	15,934,482
208,264		Chicago Bridge & Iron Co NV	12,408,369
103,240		Crane Co	6,287,316
212,811		Flowserve Corp	12,062,128
287,333		Fortune Brands Home & Security, Inc	11,869,726
286,434		Ingersoll-Rand plc	17,486,796
331,819		KBR, Inc	10,379,298
731,065		Manitowoc Co, Inc	15,008,764
34,726	*	Middleby Corp	6,213,870
417,513	*	MRC Global, Inc	11,197,699
142,196		Parker Hannifin Corp	14,686,003
148,712		Rockwell Automation, Inc	14,402,757
202,233		Rockwell Collins, Inc	14,392,922
177,258		Roper Industries, Inc	22,327,418
104,099		Timken Co	6,081,464
68,107		W.W. Grainger, Inc	17,853,569
		TOTAL CAPITAL GOODS	208,592,581

COMMERCIAL & PROFESSIONAL SERVICES - 1.4%
115,650	*	Stericycle, Inc	13,408,461
174,147	*	Verisk Analytics, Inc	11,208,101
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	24,616,562

CONSUMER DURABLES & APPAREL - 7.6%
150,037	*,e	Deckers Outdoor Corp	8,226,529
410,552	*	Jarden Corp	18,667,799
229,424	*	Michael Kors Holdings Ltd	15,449,412
7,430	*	NVR, Inc	6,877,208
126,901		Phillips-Van Heusen Corp	16,724,283
138,064		Polaris Industries, Inc	15,482,497
872,284	*	Pulte Homes, Inc	14,506,083
647,689	*	TRI Pointe Homes, Inc	9,773,627
183,828		Tupperware Corp	15,493,024
66,792	d	Whirlpool Corp	8,946,120
		TOTAL CONSUMER DURABLES & APPAREL	130,146,582

CONSUMER SERVICES - 2.0%
241,028	*	Chuy’s Holdings, Inc	8,505,878
337,396	*	Del Frisco’s Restaurant Group, Inc	7,098,812
33

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

22,261	*	Panera Bread Co (Class A)	$3,718,700
128,828	*	Penn National Gaming, Inc	6,440,112
133,356		Starwood Hotels & Resorts Worldwide, Inc	8,821,499
		TOTAL CONSUMER SERVICES	34,585,001

DIVERSIFIED FINANCIALS - 5.3%
78,836	*	Affiliated Managers Group, Inc	14,218,073
26,353	*	IntercontinentalExchange, Inc	4,808,105
461,486	e	iShares Russell Midcap Growth Index Fund	35,137,544
329,313		Lazard Ltd (Class A)	11,973,821
129,173		Moody’s Corp	8,754,054
78,391	*	Portfolio Recovery Associates, Inc	11,704,560
90,000		Raymond James Financial, Inc	3,966,300
		TOTAL DIVERSIFIED FINANCIALS	90,562,457

ENERGY - 6.6%
171,129		Cabot Oil & Gas Corp	12,975,001
544,431	*	Cheniere Energy, Inc	15,554,394
339,367	*	Cobalt International Energy, Inc	9,790,738
122,331	*	Concho Resources, Inc	10,971,867
239,297	e	Crescent Point Energy Corp	9,074,694
542,972	*	Denbury Resources, Inc	9,502,010
200,195	*	FMC Technologies, Inc	10,670,393
152,000		Oceaneering International, Inc	12,325,680
28,368		Pioneer Natural Resources Co	4,390,232
209,562		Range Resources Corp	16,576,354
		TOTAL ENERGY	111,831,363

FOOD & STAPLES RETAILING - 0.8%
239,960		Whole Foods Market, Inc	13,336,977
		TOTAL FOOD & STAPLES RETAILING	13,336,977

FOOD, BEVERAGE & TOBACCO - 3.2%
101,677	*,e	Green Mountain Coffee Roasters, Inc	7,847,431
188,769		Hershey Co	17,908,515
162,641		Ingredion, Inc	10,929,475
111,895		Remy Cointreau S.A.	11,587,338
296,943	*	WhiteWave Foods Co (Class B)	5,487,507
		TOTAL FOOD, BEVERAGE & TOBACCO	53,760,266

HEALTH CARE EQUIPMENT & SERVICES - 4.6%
359,441	*	Acadia Healthcare Co, Inc	13,252,590
422,693	*	Catamaran Corp	22,318,190
202,258	*	Cerner Corp	9,910,642
73,182	*	DaVita, Inc	8,519,117
79,000	*	Pediatrix Medical Group, Inc	7,696,180
243,168	*	Sirona Dental Systems, Inc	17,167,661
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	78,864,380

34

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
250,172		Church & Dwight Co, Inc	$15,935,956
165,546	d	Nu Skin Enterprises, Inc (Class A)	13,846,268
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	29,782,224

INSURANCE - 0.8%
371,996		Validus Holdings Ltd	13,179,818
		TOTAL INSURANCE	13,179,818

MATERIALS - 3.5%
113,757		Ashland, Inc	9,878,658
270,757		Axiall Corp	11,934,969
613,935	*	Calgon Carbon Corp	11,007,854
115,646		Ecolab, Inc	10,655,622
94,135		Sherwin-Williams Co	16,395,493
		TOTAL MATERIALS	59,872,596

MEDIA - 3.0%
178,043	*	Discovery Communications, Inc (Class A)	14,193,588
192,710	*	Liberty Global plc (Class A)	15,632,635
191,526		McGraw-Hill Cos, Inc	11,847,798
2,748,565	e	Sirius XM Radio, Inc	10,252,148
		TOTAL MEDIA	51,926,169

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.5%
116,121	*	Actavis, Inc	15,591,567
239,913		Agilent Technologies, Inc	10,731,309
235,930	*	Alexion Pharmaceuticals, Inc	27,422,144
97,211	*	Alkermes plc	3,264,345
234,233	*	BioMarin Pharmaceuticals, Inc	15,143,163
84,566	*,e	Illumina, Inc	6,750,058
146,501	*	Medivation, Inc	8,478,013
356,788	*	Mylan Laboratories, Inc	11,973,805
81,568	*	Onyx Pharmaceuticals, Inc	10,709,878
91,084		Perrigo Co	11,329,939
39,548	*,d	Regeneron Pharmaceuticals, Inc	10,680,333
122,880	*	Salix Pharmaceuticals Ltd	9,080,832
247,393	*,e	Theravance, Inc	9,539,474
146,551	*	Vertex Pharmaceuticals, Inc	11,694,770
591,717		Zoetis Inc	17,639,084
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	180,028,714

REAL ESTATE - 0.7%
269,399	*	Realogy Holdings Corp	12,112,179
		TOTAL REAL ESTATE	12,112,179

RETAILING - 9.6%
27,419	*	Autozone, Inc	12,299,615
159,993	*	Bed Bath & Beyond, Inc	12,234,665
220,801	*	Carmax, Inc	10,828,081

35

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

172,831	*,e	Conn’s, Inc	$11,168,339
270,810		Dick’s Sporting Goods, Inc	13,922,342
161,575	*	Dollar Tree, Inc	8,668,499
129,072		Expedia, Inc	6,083,163
219,933		Gap, Inc	10,094,925
241,775		GNC Holdings, Inc	12,760,884
597,915	*	Groupon, Inc	5,297,527
246,732	*	HomeAway, Inc	7,429,101
36,202	*	NetFlix, Inc	8,841,252
152,839	*	O’Reilly Automotive, Inc	19,144,613
86,782		Tractor Supply Co	10,511,904
149,104		Ulta Salon Cosmetics & Fragrance, Inc	15,044,594
		TOTAL RETAILING	164,329,504

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.6%
411,220		Avago Technologies Ltd	15,083,550
296,298	*	Cavium Networks, Inc	10,832,655
237,878	*	Lam Research Corp	11,708,355
225,589	*	NXP Semiconductors NV	7,365,481
354,895		Xilinx, Inc	16,570,047
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	61,560,088

SOFTWARE & SERVICES - 9.2%
72,921	*,e	Alliance Data Systems Corp	14,422,316
300,702	*,e	Angie’s List, Inc	6,621,458
308,259	*	Aspen Technology, Inc	10,030,748
107,247	*	Commvault Systems, Inc	9,054,864
42,484	*	Equinix, Inc	7,619,505
194,155		Intuit, Inc	12,410,388
235,296	*,e	Jive Software, Inc	3,157,672
87,080	*	LinkedIn Corp	17,746,033
306,490	*	QLIK Technologies, Inc	9,599,267
111,681	*	ServiceNow, Inc	4,867,058
122,921	*	Splunk, Inc	6,147,279
451,566		Symantec Corp	12,047,781
262,394	*	Teradata Corp	15,512,733
833,073	*	TiVo, Inc	9,205,457
488,304	*	Vantiv, Inc	12,739,851
80,902	*	Workday, Inc	5,524,798
		TOTAL SOFTWARE & SERVICES	156,707,208

TECHNOLOGY HARDWARE & EQUIPMENT - 5.0%
1,658,018	*	Alcatel-Lucent (ADR)	4,211,366
137,045		Amphenol Corp (Class A)	10,766,255
494,802	*	Ciena Corp	10,915,332
108,355	*	F5 Networks, Inc	9,509,235
306,865	*	NCR Corp	11,047,140
428,648		NetApp, Inc	17,626,006
139,062	*,d,e	Stratasys Ltd	12,327,846
289,834	*	Trimble Navigation Ltd	8,271,862
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	84,675,042

36

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

TELECOMMUNICATION SERVICES - 2.3%
318,498	*	Crown Castle International Corp			$22,374,484
227,910	*	SBA Communications Corp (Class A)			16,885,852
		TOTAL TELECOMMUNICATION SERVICES			39,260,336

TRANSPORTATION - 2.5%
582,728	*	Delta Air Lines, Inc			12,371,316
597,402	*	Hertz Global Holdings, Inc			15,299,465
194,495		J.B. Hunt Transport Services, Inc			14,573,510
		TOTAL TRANSPORTATION			42,244,291

		TOTAL COMMON STOCKS			1,679,033,988
		(Cost $1,301,428,717)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 5.0%
TREASURY DEBT - 0.4%
$6,900,000		United States Treasury Bill	0.025%	08/01/13	6,900,000
					6,900,000

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 4.6%
78,743,306	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	78,743,306
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	78,743,306
		TOTAL SHORT-TERM INVESTMENTS	85,643,306
		(Cost $85,643,306)

		TOTAL INVESTMENTS - 103.3%	1,764,677,294
		(Cost $1,387,072,023)
		OTHER ASSETS & LIABILITIES, NET - (3.3)%	(57,129,955)
		NET ASSETS - 100.0%	$1,707,547,339

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open written options contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $77,018,485.
37

TIAA-CREF FUNDS - Mid-Cap Value Fund

TIAA-CREF FUNDS

MID-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.1%

AUTOMOBILES & COMPONENTS - 1.6%
259,593	e	Autoliv, Inc	$21,226,920
320,675		Lear Corp	22,213,157
147,612		Magna International, Inc - Class A (NY)	11,286,414
183,243	*	TRW Automotive Holdings Corp	13,433,544
		TOTAL AUTOMOBILES & COMPONENTS	68,160,035

BANKS - 7.7%
550,000		BankUnited	16,632,000
1,165,961	*	CIT Group, Inc	58,426,306
188,332		Comerica, Inc	8,011,643
78,165	e	Cullen/Frost Bankers, Inc	5,631,007
2,450,000		Fifth Third Bancorp	47,113,500
865,310		First Horizon National Corp	10,669,272
3,640,000		Huntington Bancshares, Inc	31,122,000
3,120,000		Keycorp	38,344,800
231,182	e	M&T Bank Corp	27,015,929
2,799,533		Regions Financial Corp	28,023,325
770,000		SunTrust Banks, Inc	26,788,300
5,103,071		Synovus Financial Corp	16,993,226
616,334		TCF Financial Corp	9,392,930
260,809	e	Valley National Bancorp	2,699,373
183,243		Zions Bancorporation	5,431,323
		TOTAL BANKS	332,294,934

CAPITAL GOODS - 8.0%
207,514	*	Aecom Technology Corp	7,034,725
100,000		AGCO Corp	5,625,000
126,601		Armstrong World Industries, Inc	6,340,178
122,161		Chicago Bridge & Iron Co NV	7,278,352
330,000		Eaton Corp	22,753,500
290,000		Exelis, Inc	4,286,200
244,323		Fortune Brands Home & Security, Inc	10,092,983
285,033	*	Foster Wheeler AG.	6,111,108
129,288		Hubbell, Inc (Class B)	13,879,067
2,512,848		Invensys plc	19,037,329
447,925		ITT Corp	13,993,177
783,869		KBR, Inc	24,519,422
519,187		Masco Corp	10,653,717
130,000	*	Owens Corning, Inc	5,133,700
510,000		Paccar, Inc	28,697,700
61,080		Pall Corp	4,273,157
405,000		Pentair Ltd	24,737,400
36,648		Precision Castparts Corp	8,125,595
175,098		Rockwell Collins, Inc	12,461,725
38

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

155,000		SPX Corp	$11,843,550
236,179		Stanley Works	19,985,467
274,863	*	Terex Corp	8,102,961
630,000		Textron, Inc	17,249,400
117,071		Trinity Industries, Inc	4,609,085
132,342		Triumph Group, Inc	10,383,553
274,863	*	WABCO Holdings, Inc	21,730,669
83,790		Westinghouse Air Brake Technologies Corp	4,864,847
386,845		Xylem, Inc	9,644,046
		TOTAL CAPITAL GOODS	343,447,613

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
195,000		ADT Corp	7,815,600
460,000		Republic Services, Inc	15,598,600
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	23,414,200

CONSUMER DURABLES & APPAREL - 2.0%
930,000		DR Horton, Inc	18,693,000
397,025	*	Jarden Corp	18,052,727
96,711	*	Mohawk Industries, Inc	11,507,642
844,950		Newell Rubbermaid, Inc	22,830,549
17,102	*	NVR, Inc	15,829,611
		TOTAL CONSUMER DURABLES & APPAREL	86,913,529

CONSUMER SERVICES - 0.9%
1,374,317	*	Denny’s Corp	7,819,864
325,765		Interval Leisure Group, Inc	7,007,205
325,765	*	Penn National Gaming, Inc	16,284,992
101,546		Starwood Hotels & Resorts Worldwide, Inc	6,717,268
		TOTAL CONSUMER SERVICES	37,829,329

DIVERSIFIED FINANCIALS - 3.1%
529,367		Ameriprise Financial, Inc	47,113,663
570,087		Blackstone Group LP	12,855,462
210,000		Discover Financial Services	10,397,100
1,250,000	*	E*Trade Financial Corp	18,625,000
1,160,000		KKR Financial Holdings LLC	12,261,200
286,465		Lazard Ltd (Class A)	10,415,867
453,015		Raymond James Financial, Inc	19,964,371
		TOTAL DIVERSIFIED FINANCIALS	131,632,663

ENERGY - 8.0%
402,115		Anadarko Petroleum Corp	35,595,220
671,888		Baker Hughes, Inc	31,867,648
223,963		Cabot Oil & Gas Corp	16,980,875
345,000	*	Cameron International Corp	20,458,500
435,507		Capital Product Partners LP	4,159,092
95,000	*	Concho Resources, Inc	8,520,550
542,092		Consol Energy, Inc	16,821,115
142,522	*	Dril-Quip, Inc	12,956,675
132,342		Ensco plc	7,588,490

39

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

300,000		Equitable Resources, Inc	$25,950,000
794,049	*	Kodiak Oil & Gas Corp	7,710,216
432,655	*	Laredo Petroleum Holdings, Inc	9,479,471
110,000		Marathon Petroleum Corp	8,066,300
708,965	*	McDermott International, Inc	6,132,547
586,375		Noble Energy, Inc	36,642,574
235,000		Oceaneering International, Inc	19,056,150
64,135		Pioneer Natural Resources Co	9,925,532
315,584		Questar Market Resources, Inc	9,622,156
473,376	*	Rowan Cos plc	16,260,466
280,000		Tesoro Corp	15,918,000
240,000		Valero Energy Corp	8,584,800
783,869	*	Weatherford International Ltd	10,942,811
190,000		Williams Cos, Inc	6,492,300
		TOTAL ENERGY	345,731,488

FOOD & STAPLES RETAILING - 0.4%
277,554		Kroger Co	10,899,546
1,832,421	*	Rite Aid Corp	5,497,263
		TOTAL FOOD & STAPLES RETAILING	16,396,809

FOOD, BEVERAGE & TOBACCO - 3.4%
450,000		ConAgra Foods, Inc	16,294,500
587,428	*	D.E Master Blenders 1753 NV	9,690,411
458,105	*	Dean Foods Co	4,993,344
81,441	*,e	Green Mountain Coffee Roasters, Inc	6,285,616
402,115		Ingredion, Inc	27,022,128
91,621		Lorillard, Inc	3,896,641
167,006		Pinnacle Foods, Inc	4,253,643
240,000		Reynolds American, Inc	11,863,200
145,000		Sanderson Farms, Inc	10,242,800
570,000	*	Smithfield Foods, Inc	18,924,000
1,220,000		Tyson Foods, Inc (Class A)	33,696,400
		TOTAL FOOD, BEVERAGE & TOBACCO	147,162,683

HEALTH CARE EQUIPMENT & SERVICES - 6.3%
687,158	*	Allscripts Healthcare Solutions, Inc	10,863,968
2,595,931	*	Boston Scientific Corp	28,347,567
605,000		Cardinal Health, Inc	30,304,450
773,690	*	CareFusion Corp	29,841,223
435,200		Cigna Corp	33,871,616
270,000	*	Healthsouth Corp	8,791,200
890,760	*	Hologic, Inc	20,220,252
264,682		Humana, Inc	24,154,879
468,286		Omnicare, Inc	24,720,818
230,000	*	Tenet Healthcare Corp	10,269,500
260,000		Universal Health Services, Inc (Class B)	18,187,000
376,665		Zimmer Holdings, Inc	31,443,994
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	271,016,467
40

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
308,409	*	Coty, Inc	$5,301,551
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	5,301,551

INSURANCE - 7.9%
279,953		ACE Ltd	25,582,105
605,717		Aon plc	40,885,898
285,043	*	Arch Capital Group Ltd	15,435,078
158,747		Aspen Insurance Holdings Ltd	5,951,425
305,404		Assurant, Inc	16,540,681
147,612		Axis Capital Holdings Ltd	6,429,979
86,531		Cincinnati Financial Corp	4,240,019
134,151		Everest Re Group Ltd	17,913,183
115,147		Hanover Insurance Group, Inc	6,198,363
1,200,000		Hartford Financial Services Group, Inc	37,032,000
14,935	*	Markel Corp	7,915,550
758,419		Marsh & McLennan Cos, Inc	31,755,004
249,413		PartnerRe Ltd	22,332,440
432,655		Principal Financial Group	18,759,921
356,304		Progressive Corp	9,267,467
279,953		RenaissanceRe Holdings Ltd	24,347,512
390,204		UnumProvident Corp	12,346,055
285,043		Validus Holdings Ltd	10,099,073
895,850		XL Capital Ltd	28,084,897
		TOTAL INSURANCE	341,116,650

MATERIALS - 5.5%
132,342		Albemarle Corp	8,206,527
320,675		Ashland, Inc	27,847,417
140,000		Axiall Corp	6,171,200
54,000		Celanese Corp (Series A)	2,595,240
590,000	e	Cliffs Natural Resources, Inc	11,510,900
330,000	*	Crown Holdings, Inc	14,463,900
239,233		Cytec Industries, Inc	18,636,251
167,000		Eastman Chemical Co	13,431,810
447,925		MeadWestvaco Corp	16,550,829
570,000		Nucor Corp	26,664,600
356,304	*	Owens-Illinois, Inc	10,600,044
155,000		Schweitzer-Mauduit International, Inc	8,391,700
150,000		Sealed Air Corp	4,086,000
292,101	*,e	Stillwater Mining Co	3,534,422
565,000	e	United States Steel Corp	9,802,750
147,612		Westlake Chemical Corp	15,354,600
493,735	*	WR Grace & Co	37,928,723
		TOTAL MATERIALS	235,776,913

MEDIA - 2.5%
230,000		Cablevision Systems Corp (Class A)	4,298,700
120,000		CBS Corp (Class B)	6,340,800
41

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

970,000		DISH Network Corp (Class A)	$43,310,500
1,580,000		Interpublic Group of Cos, Inc	25,991,000
203,602	*	Madison Square Garden, Inc	12,006,410
279,953	*	Tribune Co	17,693,029
		TOTAL MEDIA	109,640,439

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.8%
40,720	*	Actavis, Inc	5,467,475
285,043		Agilent Technologies, Inc	12,749,973
618,418	*	Biovitrum AB	4,637,470
223,963	*	Bruker BioSciences Corp	4,013,417
203,602		Lonza Group AG.	15,671,013
458,105	*	Mylan Laboratories, Inc	15,374,004
335,944		PerkinElmer, Inc	11,452,331
117,071	e	Questcor Pharmaceuticals, Inc	7,822,684
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	77,188,367

REAL ESTATE - 10.3%
356,304		American Assets Trust, Inc	11,544,250
470,000		American Capital Agency Corp	10,589,100
560,000		Annaly Capital Management, Inc	6,675,200
215,000		AvalonBay Communities, Inc	29,098,100
287,000		Boston Properties, Inc	30,694,650
3,848,667		Chimera Investment Corp	11,469,028
276,445	*	Forestar Real Estate Group, Inc	5,973,977
1,099,173		General Growth Properties, Inc	22,796,848
1,445,577		Host Marriott Corp	25,818,005
381,755		Kilroy Realty Corp	19,981,057
768,600		Kimco Realty Corp	17,331,930
254,503		Macerich Co	15,791,911
559,906		Mack-Cali Realty Corp	13,471,338
1,823,052		MFA Mortgage Investments, Inc	14,547,955
510,000		Pennsylvania Real Estate Investment Trust	10,557,000
128,562		Plum Creek Timber Co, Inc	6,271,254
940,000		Prologis, Inc	36,058,400
101,802		Rayonier, Inc	5,949,309
178,153		Regency Centers Corp	9,394,008
303,368		SL Green Realty Corp	27,500,309
430,000		Starwood Property Trust, Inc	10,922,000
235,000		Tanger Factory Outlet Centers, Inc	7,621,050
104,855		Taubman Centers, Inc	7,677,483
941,910		Two Harbors Investment Corp	9,447,357
268,000		Ventas, Inc	17,618,320
453,015		Vornado Realty Trust	38,420,202
640,000		Weingarten Realty Investors	20,044,800
		TOTAL REAL ESTATE	443,264,841

RETAILING - 3.8%
295,223		Abercrombie & Fitch Co (Class A)	14,722,771
211,079		American Eagle Outfitters, Inc	4,145,591
42

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

300,000	*	Ann Taylor Stores Corp	$10,167,000
529,367		Best Buy Co, Inc	15,928,653
234,143		Foot Locker, Inc	8,459,587
1,230,000	*	Liberty Media Holding Corp (Interactive A)	30,085,800
646,437		Macy’s, Inc	31,248,765
788,959	e	OfficeMax, Inc	8,986,243
183,243		Signet Jewelers Ltd	13,396,896
1,476,117		Staples, Inc	25,123,511
		TOTAL RETAILING	162,264,817

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.8%
198,512		Analog Devices, Inc	9,798,552
1,075,000		Applied Materials, Inc	17,533,250
478,466		Avago Technologies Ltd	17,550,133
1,450,000	*	Fairchild Semiconductor International, Inc	18,299,000
475,000	*,e	Freescale Semiconductor Holdings Ltd	7,457,500
380,000	*	Lam Research Corp	18,703,600
1,527,018		Marvell Technology Group Ltd	19,805,423
1,883,322	*	Micron Technology, Inc	24,954,017
885,670		Nvidia Corp	12,780,218
1,240,000	*	ON Semiconductor Corp	10,217,600
351,214	*,e	Teradyne, Inc	5,791,519
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	162,890,812

SOFTWARE & SERVICES - 2.6%
45,000	*,e	Alliance Data Systems Corp	8,900,100
651,527		CA, Inc	19,376,413
1,119,814		Earthlink, Inc	7,021,233
1,404,857		Symantec Corp	37,481,585
1,200,000		Western Union Co	21,552,000
615,898	*	Yahoo!, Inc	17,300,575
		TOTAL SOFTWARE & SERVICES	111,631,906

TECHNOLOGY HARDWARE & EQUIPMENT - 4.2%
434,386	*	Arrow Electronics, Inc	19,829,721
1,018,012	*	Brocade Communications Systems, Inc	6,779,960
295,000	*	Ciena Corp	6,507,700
1,450,000	*	JDS Uniphase Corp	21,271,500
1,300,000	*	Juniper Networks, Inc	28,171,000
410,000		NetApp, Inc	16,859,200
401,921	*	SanDisk Corp	22,153,886
534,457		Tyco Electronics Ltd	27,278,685
3,500,000		Xerox Corp	33,950,000
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	182,801,652

TELECOMMUNICATION SERVICES - 0.4%
320,675		Telephone & Data Systems, Inc	8,501,094
356,304	*	tw telecom inc (Class A)	10,610,733
		TOTAL TELECOMMUNICATION SERVICES	19,111,827
43

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

TRANSPORTATION - 2.0%
274,863	*	Alaska Air Group, Inc			$16,813,370
232,946		Costamare, Inc			4,099,850
407,205		CSX Corp			10,102,756
870,000	*	Delta Air Lines, Inc			18,470,100
447,925	*	Hertz Global Holdings, Inc			11,471,359
101,802		Kansas City Southern Industries, Inc			10,969,165
437,745	*	UAL Corp			15,255,413
		TOTAL TRANSPORTATION			87,182,013

UTILITIES - 11.3%
359,000		American Water Works Co, Inc			15,322,120
671,888	*	Calpine Corp			13,444,479
1,401,803		Centerpoint Energy, Inc			34,792,751
884,000		CMS Energy Corp			24,743,160
470,000		DTE Energy Co			33,229,000
794,060		Edison International			39,583,891
87,000		Entergy Corp			5,872,500
167,972		National Fuel Gas Co			10,889,625
775,057		NiSource, Inc			23,809,751
335,159		Northeast Utilities			14,884,411
381,755		NorthWestern Corp			16,110,061
610,807		NRG Energy, Inc			16,381,844
476,020		NV Energy, Inc			11,248,352
730,000		OGE Energy Corp			27,302,000
100,000		Oneok, Inc			5,295,000
311,593		PG&E Corp			14,299,003
1,180,000		PPL Corp			37,488,600
1,020,000		Public Service Enterprise Group, Inc			34,465,800
366,484		Questar Corp			8,744,308
555,000		Sempra Energy			48,634,650
310,000		UIL Holdings Corp			12,660,400
1,240,000		Xcel Energy, Inc			37,138,000
		TOTAL UTILITIES			486,339,706

		TOTAL COMMON STOCKS			4,228,511,244
		(Cost $3,188,156,372)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 4.1%
TREASURY DEBT - 2.1%
$86,000,000		United States Treasury Bill	0.020-0.025%	08/01/13	86,000,000
3,800,000		United States Treasury Bill	0.088	09/05/13	3,799,677
					89,799,677
44

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.0%
86,580,542	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$86,580,542
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	86,580,542
		TOTAL SHORT-TERM INVESTMENTS	176,380,219
		(Cost $176,380,219)

		TOTAL INVESTMENTS - 102.2%	4,404,891,463
		(Cost $3,364,536,591)
		OTHER ASSETS & LIABILITIES, NET - (2.2)%	(93,459,448)
		NET ASSETS - 100.0%	$4,311,432,015

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $86,534,493.

45

TIAA-CREF FUNDS - Small-Cap Equity Fund

TIAA-CREF FUNDS

SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.8%

AUTOMOBILES & COMPONENTS - 1.5%
581,751		Dana Holding Corp	$12,711,259
33,180		Lear Corp	2,298,379
124,320		Superior Industries International, Inc	2,263,867
287,574	*	Tenneco, Inc	13,898,452
		TOTAL AUTOMOBILES & COMPONENTS	31,171,957

BANKS - 8.9%
332,734		Brookline Bancorp, Inc	3,280,757
221,138		Capitol Federal Financial	2,788,550
283,005		Columbia Banking System, Inc	7,069,465
149,603		Community Bank System, Inc	5,017,685
324,200		CVB Financial Corp	4,243,778
893,311		FirstMerit Corp	20,028,033
589,301		Home Loan Servicing Solutions Ltd	14,750,204
717,562		National Penn Bancshares, Inc	7,742,494
158,840	*	Ocwen Financial Corp	7,563,961
196,912		Old National Bancorp	2,837,502
328,614		Oritani Financial Corp	5,343,264
272,500		PrivateBancorp, Inc	6,428,275
278,993		Prosperity Bancshares, Inc	16,466,167
396,537		Provident Financial Services, Inc	7,054,393
690,970	e	Radian Group, Inc	9,708,128
1,161,318		Susquehanna Bancshares, Inc	15,445,529
190,194	*	SVB Financial Group	16,588,721
156,390		UMB Financial Corp	9,352,122
857,558		Umpqua Holdings Corp	14,441,277
232,380		Webster Financial Corp	6,330,031
180,810		Wintrust Financial Corp	7,396,937
		TOTAL BANKS	189,877,273

CAPITAL GOODS - 8.8%
156,030		Acuity Brands, Inc	13,496,595
176,300		Alliant Techsystems, Inc	16,413,530
45,269		Ampco-Pittsburgh Corp	870,976
261,300		Applied Industrial Technologies, Inc	13,629,408
155,852		Brady Corp (Class A)	5,185,196
135,576		Crane Co	8,256,578
71,590		Cubic Corp	3,618,874
223,089		Curtiss-Wright Corp	9,066,337
25,458	*	DXP Enterprises, Inc	1,756,602
206,593		EnerSys	10,932,902
436,338	*	Federal Signal Corp	4,232,479
93,652		Franklin Electric Co, Inc	3,489,473
46,580		Graco, Inc	3,250,352

46

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

158,144		Granite Construction, Inc	$4,783,856
30,430	*	Hexcel Corp	1,071,440
97,851		Kadant, Inc	3,203,642
101,510		LB Foster Co (Class A)	4,718,185
94,500		Lindsay Manufacturing Co	7,096,950
49,879	*	Middleby Corp	8,925,348
102,120	*	Moog, Inc (Class A)	5,743,229
140,200		Mueller Industries, Inc	7,695,578
228,603	*	NCI Building Systems, Inc	3,241,591
312,054		Pike Electric Corp	3,810,179
126,403	*,e	Proto Labs, Inc	8,553,691
172,500	*	Teledyne Technologies, Inc	13,829,325
187,500	*	Trex Co, Inc	8,876,250
160,470	*	WABCO Holdings, Inc	12,686,758
		TOTAL CAPITAL GOODS	188,435,324

COMMERCIAL & PROFESSIONAL SERVICES - 3.3%
219,514	*	Advisory Board Co	12,883,276
111,179		Corporate Executive Board Co	7,496,800
72,393		Exponent, Inc	4,786,625
99,717		Healthcare Services Group	2,454,035
319,650	*	Korn/Ferry International	6,242,765
294,326		Rollins, Inc	7,505,313
480,401	*	RPX Corp	8,378,194
353,013	*	TrueBlue, Inc	9,425,447
172,418		Viad Corp	4,146,653
195,368	*	WageWorks, Inc	6,597,577
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	69,916,685

CONSUMER DURABLES & APPAREL - 2.8%
390,679	*,e	Beazer Homes USA, Inc	6,715,772
168,890		Brunswick Corp	6,375,598
533,133	*	CROCS, Inc	7,287,928
249,332		Harman International Industries, Inc	15,092,066
223,300	*	iRobot Corp	7,806,568
649,900	*,e	Standard-Pacific Corp	5,316,182
125,800	*	Steven Madden Ltd	6,468,636
192,900	*	Tumi Holdings, Inc	4,614,168
		TOTAL CONSUMER DURABLES & APPAREL	59,676,918

CONSUMER SERVICES - 3.9%
123,497	*,e	Boyd Gaming Corp	1,643,745
468,900		Hillenbrand, Inc	11,624,031
175,344	*	Hyatt Hotels Corp	7,934,316
133,504		International Game Technology	2,465,819
465,386	*	Krispy Kreme Doughnuts, Inc	9,782,414
75,190	*	Marriott Vacations Worldwide Corp	3,308,360
47

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

472,100	*	MGM Mirage	$7,699,951
248,700	*	Multimedia Games, Inc	8,702,013
672,600	*	Orient-Express Hotels Ltd (Class A)	8,414,226
63,682	*	Papa John’s International, Inc	4,257,779
474,093		Service Corp International	8,993,544
400,790	*	SHFL Entertainment, Inc	9,117,972
		TOTAL CONSUMER SERVICES	83,944,170

DIVERSIFIED FINANCIALS - 3.4%
158,716	e	Cohen & Steers, Inc	5,455,069
127,700	e	Financial Engines, Inc	6,096,398
303,118		Friedman Billings Ramsey Group, Inc (Class A)	7,662,823
23,200	e	iShares Russell 2000 Index Fund	2,405,144
291,350		MarketAxess Holdings, Inc	15,062,795
77,100	*	Portfolio Recovery Associates, Inc	11,511,801
309,460	e	Prospect Capital Corp	3,388,587
303,452		Solar Capital Ltd	6,685,048
176,070		TCP Capital Corp	2,797,752
891,180	*	WisdomTree Investments, Inc	11,540,781
		TOTAL DIVERSIFIED FINANCIALS	72,606,198

ENERGY - 5.8%
255,443		Alon USA Energy, Inc	3,489,351
771,800	e	Arch Coal, Inc	3,010,020
227,522		Bristow Group, Inc	15,473,771
114,700		Cimarex Energy Co	8,766,521
255,070		Comstock Resources, Inc	4,277,524
254,002		Delek US Holdings, Inc	7,683,560
153,113		Energy XXI Bermuda Ltd	4,111,084
1,846,717	*,e	Penn Virginia Corp	9,307,454
374,303	*	Renewable Energy Group, Inc	5,831,641
177,937	*	Rosetta Resources, Inc	8,115,707
521,000	e	RPC, Inc	7,460,720
302,384	*	Stone Energy Corp	7,366,074
153,600	*,e	Swift Energy Co	1,956,864
198,462		Targa Resources Investments, Inc	13,529,155
646,729	*	Vaalco Energy, Inc	4,009,720
547,267		W&T Offshore, Inc	8,914,979
194,500	e	Western Refining, Inc	5,860,285
605,500	*	Willbros Group, Inc	4,347,490
		TOTAL ENERGY	123,511,920

FOOD & STAPLES RETAILING - 0.9%
5,764,030	*	Rite Aid Corp	17,292,090
45,532		Weis Markets, Inc	2,286,617
		TOTAL FOOD & STAPLES RETAILING	19,578,707

48

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 2.7%
118,466	*,e	Annie’s, Inc	$4,893,830
132,200	*,e	Diamond Foods, Inc	2,695,558
198,000		Flowers Foods, Inc	4,546,080
90,963		J&J Snack Foods Corp	7,247,932
179,740		Lance, Inc	5,688,771
863,526	*	Pilgrim’s Pride Corp	14,351,802
252,900		Sanderson Farms, Inc	17,864,856
		TOTAL FOOD, BEVERAGE & TOBACCO	57,288,829

HEALTH CARE EQUIPMENT & SERVICES - 6.7%
353,910	*,e	Accretive Health, Inc	3,532,022
175,830	*	Align Technology, Inc	7,567,723
225,000	*	Amedisys, Inc	2,814,750
323,856	*	AMN Healthcare Services, Inc	4,786,592
60,113		Analogic Corp	4,291,467
146,018	*	Arthrocare Corp	5,294,613
152,721		Cantel Medical Corp	4,053,215
55,000	*	Centene Corp	3,050,850
114,484		Computer Programs & Systems, Inc	6,381,338
264,719	*	Cyberonics, Inc	13,762,741
218,533	*	Cynosure, Inc (Class A)	6,223,820
63,820	*	HealthStream, Inc	2,010,330
182,730	*	Kindred Healthcare, Inc	2,806,733
405,228		Masimo Corp	9,437,760
193,784	*	Medidata Solutions, Inc	17,930,833
66,738	*	MWI Veterinary Supply, Inc	9,488,141
292,500	*	NuVasive, Inc	6,674,850
243,916	*	Omnicell, Inc	5,146,628
377,400	*	Team Health Holdings, Inc	15,179,028
272,844	*	Thoratec Corp	8,946,555
363,506		Universal American Corp	3,940,405
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	143,320,394

HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
191,030	*	Medifast, Inc	5,222,760
43,281	*,e	USANA Health Sciences, Inc	3,575,876
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	8,798,636

INSURANCE - 2.3%
33,442		Allied World Assurance Co Holdings Ltd	3,165,285
167,700		American Financial Group, Inc	8,668,413
747,701		Conseco, Inc	10,677,170
198,122		Employers Holdings, Inc	5,208,627
481,871		First American Financial Corp	10,952,928
143,887		Horace Mann Educators Corp	4,077,758
131,060		Platinum Underwriters Holdings Ltd	7,613,276
		TOTAL INSURANCE	50,363,457

49

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

MATERIALS - 5.0%
56,698		Aptargroup, Inc	$3,310,596
120,300		Balchem Corp	5,986,128
305,600	*	Century Aluminum Co	2,563,984
346,620	*	Coeur d’Alene Mines Corp	4,648,174
432,500	*	Flotek Industries, Inc	8,468,350
351,378		Globe Specialty Metals, Inc	4,191,940
152,900		Kaiser Aluminum Corp	9,976,725
25,313		Koppers Holdings, Inc	978,348
245,340		Minerals Technologies, Inc	11,285,640
99,030		Myers Industries, Inc	1,928,114
235,599	*	OM Group, Inc	7,272,941
69,820		Quaker Chemical Corp	4,606,025
504,229	*,e	Resolute Forest Products	7,694,535
189,561	*	RTI International Metals, Inc	5,810,045
275,729		Schnitzer Steel Industries, Inc (Class A)	7,075,206
215,745		Schweitzer-Mauduit International, Inc	11,680,434
83,982	*,e	Stillwater Mining Co	1,016,182
266,457		Worthington Industries, Inc	9,531,167
		TOTAL MATERIALS	108,024,534

MEDIA - 1.9%
53,715		Arbitron, Inc	2,468,741
399,577	*	EW Scripps Co (Class A)	6,636,974
494,100		Interpublic Group of Cos, Inc	8,127,945
535,861	*	Journal Communications, Inc (Class A)	4,908,487
976,380	*	Live Nation, Inc	15,993,104
45,400		Loral Space & Communications, Inc	2,837,046
		TOTAL MEDIA	40,972,297

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.6%
298,500	*	Acorda Therapeutics, Inc	11,334,045
75,993	*	Alkermes plc	2,551,845
148,933	*	AMAG Pharmaceuticals, Inc	3,350,992
839,200	*	Array Biopharma, Inc	5,589,072
289,900	*	Auxilium Pharmaceuticals, Inc	5,322,564
236,704	*,e	Cepheid, Inc	8,253,868
185,700	*,e	Genomic Health, Inc	6,618,348
168,303	*	Impax Laboratories, Inc	3,490,604
57,660	*	Jazz Pharmaceuticals plc	4,353,907
370,223	*	Medicines Co	11,439,891
37,000	*	Medivation, Inc	2,141,190
634,241	*,e	Orexigen Therapeutics, Inc	4,820,232
327,600	*	Parexel International Corp	16,199,820
57,760	*	Pharmacyclics, Inc	6,274,469
53,499	e	Questcor Pharmaceuticals, Inc	3,574,803
541,908	*	Santarus, Inc	13,179,203
338,600	*	Viropharma, Inc	11,620,752
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	120,115,605

50

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 8.0%
309,696		Chesapeake Lodging Trust	$7,095,135
197,150		Coresite Realty	6,695,214
569,000		DuPont Fabros Technology, Inc	13,035,790
66,045		EastGroup Properties, Inc	4,085,544
225,402		Equity Lifestyle Properties, Inc	8,675,723
312,642		Extra Space Storage, Inc	13,146,596
413,684		Government Properties Income Trust	10,453,795
181,443		Home Properties, Inc	11,577,878
179,263		LTC Properties, Inc	6,932,100
114,686		Medical Properties Trust, Inc	1,674,416
318,200		Omega Healthcare Investors, Inc	10,128,306
339,251		Parkway Properties, Inc	5,936,893
409,611		Pennsylvania Real Estate Investment Trust	8,478,948
117,308		PS Business Parks, Inc	8,595,157
934,677		RAIT Investment Trust	7,066,158
632,307		RLJ Lodging Trust	15,314,476
80,003		Saul Centers, Inc	3,630,536
204,904		Sovran Self Storage, Inc	14,158,866
161,184		Sun Communities, Inc	7,804,529
555,579	*	Sunstone Hotel Investors, Inc	7,189,192
		TOTAL REAL ESTATE	171,675,252

RETAILING - 4.2%
106,000		Advance Auto Parts, Inc	8,743,940
151,830	*	Ann Taylor Stores Corp	5,145,519
166,300	*	Autonation, Inc	7,965,770
281,190		Big 5 Sporting Goods Corp	5,699,721
126,795	*	Children’s Place Retail Stores, Inc	6,852,002
749,799	*	Christopher & Banks Corp	5,128,625
667,990	*	Express Parent LLC	15,063,174
203,550	*,e	Francesca’s Holdings Corp	5,060,253
91,520	e	GameStop Corp (Class A)	4,489,971
564,023	*,e	Orbitz Worldwide, Inc	5,194,652
158,899	*,e	Overstock.com, Inc	5,404,155
120,000		Penske Auto Group, Inc	4,461,600
764,700	*,e	RadioShack Corp	2,087,631
35,290	*	Shutterfly, Inc	1,891,191
266,810	*	Zumiez, Inc	7,355,952
		TOTAL RETAILING	90,544,156

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.5%
238,000	*	Advanced Energy Industries, Inc	5,155,080
136,060	*	ATMI, Inc	3,381,091
287,928	*	Cavium Networks, Inc	10,526,648
544,224	*	Entegris, Inc	5,186,455
1,051,520	*	Entropic Communications, Inc	4,658,234
927,240	*	Integrated Device Technology, Inc	8,354,432

51

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

709,002	*	Lattice Semiconductor Corp	$3,658,450
187,784		MKS Instruments, Inc	5,092,702
896,617	*	Rambus, Inc	8,742,016
851,100	*	Silicon Image, Inc	4,876,803
267,880	*	SunEdison, Inc	2,700,230
381,493		Tessera Technologies, Inc	7,656,564
386,837	*	Volterra Semiconductor Corp	5,829,634
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	75,818,339

SOFTWARE & SERVICES - 8.9%
90,756	*,e	Angie’s List, Inc	1,998,447
450,779	*	Aspen Technology, Inc	14,668,349
225,924	*	Commvault Systems, Inc	19,074,763
244,615	*	Cornerstone OnDemand, Inc	10,772,845
137,843		DST Systems, Inc	9,653,145
112,133		Forrester Research, Inc	3,933,626
205,850	*	Gartner, Inc	12,353,058
482,612	*	Infoblox, Inc	15,781,412
11,770	*	LinkedIn Corp	2,398,608
315,935	*	LogMeIn, Inc	9,389,588
178,985	*	Manhattan Associates, Inc	15,811,535
428,652		MAXIMUS, Inc	16,121,602
139,883	*	PROS Holdings, Inc	4,590,960
357,610	*	QLIK Technologies, Inc	11,200,345
108,027	*	Rally Software Development Corp	3,045,281
213,200	*	Seachange International, Inc	2,511,496
185,690	*	SYKES Enterprises, Inc	3,260,716
133,874		Syntel, Inc	9,609,476
766,904	*	TiVo, Inc	8,474,289
130,250	*,e	Trulia, Inc	4,853,115
99,357	*	Virtusa Corp	2,561,424
286,149	*	WebMD Health Corp (Class A)	9,445,779
		TOTAL SOFTWARE & SERVICES	191,509,859

TECHNOLOGY HARDWARE & EQUIPMENT - 4.9%
148,379		Adtran, Inc	3,921,657
119,512	*	Agilysys, Inc	1,385,144
437,910	*	ARRIS Group, Inc	6,586,166
275,400	*	Aruba Networks, Inc	4,896,612
335,126	*	Audience, Inc	4,222,588
41,146		Belden CDT, Inc	2,411,567
375,100	*	Brocade Communications Systems, Inc	2,498,166
565,900	*	Calix Networks, Inc	6,609,712
254,940	*	Cray, Inc	5,906,960
260,937	*	Datalink Corp	3,397,400
37,079	*	Extreme Networks, Inc	160,552
60,800	*	Finisar Corp	1,175,264

52

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

434,833	*	Immersion Corp	$6,235,505
519,878	*,e	InvenSense, Inc	9,191,443
228,280	*	Ixia	3,173,092
100,786		Littelfuse, Inc	8,061,872
161,757	*	Plexus Corp	5,656,642
138,810	*,e	Procera Networks, Inc	2,071,045
926,250	*	QLogic Corp	10,198,013
91,460	*,e	Ruckus Wireless, Inc	1,217,333
309,312	*	Synaptics, Inc	12,372,480
128,645	e	Ubiquiti Networks, Inc	2,704,118
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	104,053,331

TELECOMMUNICATION SERVICES - 0.4%
843,500	*	8x8, Inc	7,642,110
		TOTAL TELECOMMUNICATION SERVICES	7,642,110

TRANSPORTATION - 2.1%
37,996	*	Alaska Air Group, Inc	2,324,215
37,378		Amerco, Inc	6,216,709
150,793		Forward Air Corp	5,514,500
282,069		Matson, Inc	7,988,194
312,463	*	Republic Airways Holdings, Inc	4,290,117
774,500	*	Swift Transportation Co, Inc	13,817,080
161,190	*,e	YRC Worldwide, Inc	5,199,990
		TOTAL TRANSPORTATION	45,350,805

UTILITIES - 2.9%
168,980		American States Water Co	10,851,896
405,703		Avista Corp	11,676,132
321,400		Black Hills Corp	17,050,270
51,127		El Paso Electric Co	1,931,067
292,604		Empire District Electric Co	6,782,561
177,375	*	Genie Energy Ltd	1,828,736
70,099		New Jersey Resources Corp	3,137,631
25,180		NorthWestern Corp	1,062,596
130,311		Southwest Gas Corp	6,468,638
33,464		UNS Energy Corp	1,701,644
		TOTAL UTILITIES	62,491,171

		TOTAL COMMON STOCKS	2,116,687,927
		(Cost $1,653,593,097)
53

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

SHORT-TERM INVESTMENTS - 6.7%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 6.7%
144,187,756	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$144,187,756
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	144,187,756
		TOTAL SHORT-TERM INVESTMENTS	144,187,756
		(Cost $144,187,756)

		TOTAL INVESTMENTS - 105.5%	2,260,875,683
		(Cost $1,797,780,853)
		OTHER ASSETS & LIABILITIES, NET - (5.5)%	(117,363,506)
		NET ASSETS - 100.0%	$2,143,512,177

*	Non-income producing.
a	Affiliated holding.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $142,884,659.

54

TIAA-CREF FUNDS - Social Choice Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.1%

AUTOMOBILES & COMPONENTS - 1.7%
130		Autoliv, Inc	$10,630
9,838	*	BorgWarner, Inc	938,841
3,000		Delphi Automotive plc	161,160
743,411		Ford Motor Co	12,548,778
65,373		Harley-Davidson, Inc	3,711,225
188,844		Johnson Controls, Inc	7,593,417
8,602	*	Modine Manufacturing Co	94,622
26,269	*	Tenneco, Inc	1,269,581
2,340	*	Tesla Motors, Inc	314,215
		TOTAL AUTOMOBILES & COMPONENTS	26,642,469

BANKS - 3.6%
13,100		Associated Banc-Corp	221,914
4,424		Astoria Financial Corp	53,973
6,558		Bank of Hawaii Corp	364,887
262,806		BB&T Corp	9,379,546
5,200		Boston Private Financial Holdings, Inc	57,460
12,500		CapitalSource, Inc	151,250
1,470		Capitol Federal Financial	18,537
1,120		Cardinal Financial Corp	18,323
690		Cathay General Bancorp	16,394
3,446		Centerstate Banks of Florida, Inc	33,978
500	*	CIT Group, Inc	25,055
440		Columbia Banking System, Inc	10,991
37,430		Comerica, Inc	1,592,272
242		Commerce Bancshares, Inc	11,043
797		Community Bank System, Inc	26,731
2,109		Cullen/Frost Bankers, Inc	151,932
2,540		East West Bancorp, Inc	78,308
715		Federal Agricultural Mortgage Corp (Class C)	22,229
2,880		First Commonwealth Financial Corp	21,629
1,352		First Interstate Bancsystem, Inc	31,867
910		First Merchants Corp	17,035
3,680		First Midwest Bancorp, Inc	56,194
574		First Niagara Financial Group, Inc	6,136
16,679	*	Flagstar Bancorp, Inc	273,536
201		Flushing Financial Corp	3,811
1,130		FNB Corp	14,283
540		Glacier Bancorp, Inc	13,144
1,279		Hancock Holding Co	41,900
36,850		Huntington Bancshares, Inc	315,068
450,621		Keycorp	5,538,132
3,900		Lakeland Bancorp, Inc	43,836
75,110		M&T Bank Corp	8,777,355
55

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

4,307		MainSource Financial Group, Inc	$62,279
5,010	*	MGIC Investment Corp	38,276
1,360		National Penn Bancshares, Inc	14,674
310		NBT Bancorp, Inc	6,997
40,135		New York Community Bancorp, Inc	608,848
2,082		Northfield Bancorp, Inc	24,401
3,640		Old National Bancorp	52,452
1,877		PacWest Bancorp	66,483
120		Park National Corp	9,468
2,510		Peoples Bancorp, Inc	56,450
982		People’s United Financial, Inc	14,730
510	*	Pinnacle Financial Partners, Inc	14,525
138,898		PNC Financial Services Group, Inc	10,563,193
43,931	*	Popular, Inc	1,445,330
5,210		PrivateBancorp, Inc	122,904
11,168		Provident Financial Services, Inc	198,679
207,622		Radian Group, Inc	2,917,089
1,440	*	Signature Bank	131,832
997		Susquehanna Bancshares, Inc	13,260
6,870	*	SVB Financial Group	599,201
429		TCF Financial Corp	6,538
870	*	Texas Capital Bancshares, Inc	39,576
350		Trustmark Corp	9,440
650		Umpqua Holdings Corp	10,946
350,654		US Bancorp	13,086,407
3,230		Webster Financial Corp	87,985
513		Westamerica Bancorporation	24,619
1,160	*	Western Alliance Bancorp	20,567
5,660		Wilshire Bancorp, Inc	49,751
230		Wintrust Financial Corp	9,409
5,865		Zions Bancorporation	173,839
		TOTAL BANKS	57,868,897

CAPITAL GOODS - 7.5%
118,925		3M Co	13,965,363
5,778		A.O. Smith Corp	238,747
589		Aceto Corp	9,141
1,450		Acuity Brands, Inc	125,425
2,117	*	Aerovironment, Inc	47,865
137,819		Ametek, Inc	6,378,263
286		Applied Industrial Technologies, Inc	14,918
12,937	*	ArvinMeritor, Inc	105,178
2,565		Astec Industries, Inc	89,775
29,970		Barnes Group, Inc	989,010
419	*	Beacon Roofing Supply, Inc	17,091
2,490		Briggs & Stratton Corp	50,423
16,964	*	Builders FirstSource, Inc	100,088
1,630	*	Chart Industries, Inc	185,331
218		Clarcor, Inc	11,986
3,420	*	Colfax Corp	181,499
57,830		Cummins, Inc	7,008,418
156,622		Danaher Corp	10,546,926
56

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

111,474		Deere & Co	$9,260,145
16,301		Dover Corp	1,396,018
82,054		Eaton Corp	5,657,623
1,365		EMCOR Group, Inc	56,347
182,425		Emerson Electric Co	11,195,422
1,790		EnerSys	94,727
600	*	Esterline Technologies Corp	48,864
50,373		Fastenal Co	2,468,781
1,000		Fluor Corp	62,560
300		GATX Corp	13,554
300		Gorman-Rupp Co	10,419
10,871		Graco, Inc	758,578
245		Granite Construction, Inc	7,411
1,410		H&E Equipment Services, Inc	32,204
910		Heico Corp	51,688
4,430	*	Hexcel Corp	155,980
3,902		Houston Wire & Cable Co	57,867
128,512		Illinois Tool Works, Inc	9,258,004
35,102		Ingersoll-Rand plc	2,142,977
500	*	Jacobs Engineering Group, Inc	29,600
880		Joy Global, Inc	43,560
246		Kadant, Inc	8,054
1,785	*	Layne Christensen Co	34,593
6,290		Lincoln Electric Holdings, Inc	371,362
115,639		Masco Corp	2,372,912
149	*	Middleby Corp	26,662
1,639		MSC Industrial Direct Co (Class A)	132,677
415	*	MYR Group, Inc	8,964
34,972		Nordson Corp	2,523,580
42,984	*	Owens Corning, Inc	1,697,438
73,742		Paccar, Inc	4,149,462
10,326		Pall Corp	722,407
8,462		Parker Hannifin Corp	873,955
32,920		Pentair Ltd	2,010,754
2,753		Pike Electric Corp	33,614
10,719	*	Polypore International, Inc	450,091
44,778		Precision Castparts Corp	9,928,178
29,353	*	Quanta Services, Inc	786,954
24,272		Rockwell Automation, Inc	2,350,743
2,870		Rockwell Collins, Inc	204,258
12,415		Roper Industries, Inc	1,563,793
2,611	*	Rush Enterprises, Inc (Class A)	65,066
3,828		Snap-On, Inc	363,086
55,322	*	Spirit Aerosystems Holdings, Inc (Class A)	1,402,966
2,702		TAL International Group, Inc	108,756
25,271		Tennant Co	1,303,984
4,793		Timken Co	280,007
9,840	*	United Rentals, Inc	564,029
1,160		Valmont Industries, Inc	161,982
1,480		W.W. Grainger, Inc	387,967
10,000	*	Wabash National Corp	107,300
9,255	*	WABCO Holdings, Inc	731,700
57

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

145		Watsco, Inc	$13,536
6,425	*	WESCO International, Inc	486,887
18,084		Westinghouse Air Brake Technologies Corp	1,049,957
5,280		Woodward Governor Co	216,058
2,729		Xylem, Inc	68,034
		TOTAL CAPITAL GOODS	120,429,542

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
540		ABM Industries, Inc	13,986
53,553	*	ACCO Brands Corp	353,985
305		Brink’s Co	8,153
2,628	*	CBIZ, Inc	19,079
970		CDI Corp	15,258
1,690	*	Copart, Inc	54,942
1,360		Corporate Executive Board Co	91,705
650		Covanta Holding Corp	13,527
5,827		Deluxe Corp	238,965
19,898		Dun & Bradstreet Corp	2,062,030
4,720		Equifax, Inc	298,446
400		Heidrick & Struggles International, Inc	6,152
5,092		HNI Corp	194,056
2,370	*	IHS, Inc (Class A)	260,179
1,660	*	Innerworkings, Inc	19,389
5,010		Interface, Inc	95,140
30,633		Iron Mountain, Inc	851,597
1,760		Kelly Services, Inc (Class A)	34,443
590		Knoll, Inc	9,747
690	*	Korn/Ferry International	13,476
7,926		Manpower, Inc	530,012
3,562	*	Mistras Group, Inc	59,877
430	*	Mobile Mini, Inc	14,839
3,470	*	Navigant Consulting, Inc	46,567
970	*	On Assignment, Inc	29,614
3,910		R.R. Donnelley & Sons Co	74,251
2,311		Resources Connection, Inc	30,736
42,629		Robert Half International, Inc	1,587,504
4,160	*	RPX Corp	72,550
1,210		Steelcase, Inc (Class A)	18,440
10,180	*	Tetra Tech, Inc	240,248
290		United Stationers, Inc	12,003
457		Viad Corp	10,991
46,634		Waste Management, Inc	1,960,027
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	9,341,914

CONSUMER DURABLES & APPAREL - 1.1%
1,116		American Greetings Corp (Class A)	21,249
3,750		Blyth, Inc	52,537
5,420		Callaway Golf Co	38,916
198		Columbia Sportswear Co	12,775
490		Ethan Allen Interiors, Inc	14,881
370		Hanesbrands, Inc	23,480
258		Hasbro, Inc	11,868
58

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

549	*	Iconix Brand Group, Inc	$18,029
2,550		Jakks Pacific, Inc	15,325
394	*	Maidenform Brands, Inc	9,204
142,661		Mattel, Inc	5,996,042
2,300	*	Meritage Homes Corp	104,098
2,090	*	Mohawk Industries, Inc	248,689
4,860		Movado Group, Inc	177,293
123,484		Nike, Inc (Class B)	7,769,613
3,920		Oxford Industries, Inc	265,266
2,360		Perry Ellis International, Inc	47,436
397		Pool Corp	20,954
6,790		Ryland Group, Inc	274,588
399	*	Tempur-Pedic International, Inc	15,820
4,527		Tupperware Corp	381,536
6,576	*	Under Armour, Inc (Class A)	441,447
4,706	*	Unifi, Inc	107,956
5,591		VF Corp	1,101,427
2,385		Whirlpool Corp	319,447
		TOTAL CONSUMER DURABLES & APPAREL	17,489,876

CONSUMER SERVICES - 2.4%
9,927	*	AFC Enterprises	365,314
1,289		Bob Evans Farms, Inc	65,507
6,640		Brinker International, Inc	266,596
2,070	*	Chipotle Mexican Grill, Inc (Class A)	853,399
26,717		Choice Hotels International, Inc	1,110,626
20,926		Darden Restaurants, Inc	1,026,420
320		DineEquity, Inc	22,294
5,070		Domino’s Pizza, Inc	317,281
1,850		Dunkin Brands Group, Inc	79,920
359	*	Jack in the Box, Inc	14,392
99,837		Marriott International, Inc (Class A)	4,150,224
154,655		McDonald’s Corp	15,168,562
2,000	*	MGM Mirage	32,620
2,957	*	Outerwall, Inc	163,374
725	*	Panera Bread Co (Class A)	121,111
258	*	Papa John’s International, Inc	17,250
9,050		Royal Caribbean Cruises Ltd	344,715
1,197	*	Ruby Tuesday, Inc	8,762
2,668	*	Sonic Corp	41,007
170,701		Starbucks Corp	12,160,739
36,905		Starwood Hotels & Resorts Worldwide, Inc	2,441,266
2,548		Strayer Education, Inc	112,775
190		Vail Resorts, Inc	12,726
2,545		Weight Watchers International, Inc	120,760
		TOTAL CONSUMER SERVICES	39,017,640

DIVERSIFIED FINANCIALS - 7.3%
68,495	*	American Capital Ltd	935,642
178,169		American Express Co	13,143,527
6,020		Ares Capital Corp	107,096
331,001		Bank of New York Mellon Corp	10,409,982
59

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

37,245		BlackRock, Inc	$10,501,600
2,219		Calamos Asset Management, Inc (Class A)	23,632
161,492		Capital One Financial Corp	11,146,178
430		CBOE Holdings, Inc	21,543
390,722		Charles Schwab Corp	8,631,049
81,674		CME Group, Inc	6,042,242
280		Cohen & Steers, Inc	9,624
182,343		Discover Financial Services	9,027,802
10,240		Evercore Partners, Inc (Class A)	485,581
177,924		Franklin Resources, Inc	8,696,925
350	*	Green Dot Corp	8,148
114		Greenhill & Co, Inc	5,739
24,657	*	IntercontinentalExchange, Inc	4,498,670
350	*	International Assets Holding Corp	6,478
135,868		Invesco Ltd	4,373,591
153	*	Investment Technology Group, Inc	2,174
12,576		Janus Capital Group, Inc	117,837
16,271		Legg Mason, Inc	559,560
7,399		Main Street Capital Corp	225,891
1,293		MCG Capital Corp	7,098
1,847		MVC Capital, Inc	23,494
18,464		Nasdaq Stock Market, Inc	598,234
27,147	*	NewStar Financial, Inc	418,064
136,466		Northern Trust Corp	7,988,720
63,874		NYSE Euronext	2,692,928
4,200	*	PHH Corp	95,172
1,500	*	Pico Holdings, Inc	32,835
5,510		Prospect Capital Corp	60,334
3,216	*	Safeguard Scientifics, Inc	48,079
134,862		State Street Corp	9,395,835
5,430	*	SWS Group, Inc	32,363
78,818		T Rowe Price Group, Inc	5,930,266
3,000		TD Ameritrade Holding Corp	81,090
1,690		Triangle Capital Corp	49,078
		TOTAL DIVERSIFIED FINANCIALS	116,434,101

ENERGY - 9.7%
84,792		Apache Corp	6,804,558
4,126	*	Atwood Oceanics, Inc	232,459
18,430	*	BPZ Energy, Inc	44,416
68,634	*	Cameron International Corp	4,069,996
2,638		CARBO Ceramics, Inc	231,775
5,698	*	Carrizo Oil & Gas, Inc	180,456
40,340	*	Cheniere Energy, Inc	1,152,514
24,081		Cimarex Energy Co	1,840,511
461	*	Clayton Williams Energy, Inc	26,245
66,910	*	Clean Energy Fuels Corp	863,808
7,670		Comstock Resources, Inc	128,626
8,230	*	Concho Resources, Inc	738,149
9,187		Contango Oil & Gas Co	355,169
37,187	*	Continental Resources, Inc	3,432,360
100		Core Laboratories NV	14,960
60

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

5,720		CVR Energy, Inc	$269,927
29,620	*,m	CVR Energy, Inc (Contingent value right)	0
2,655	*	Dawson Geophysical Co	95,792
2,470		Delek US Holdings, Inc	74,718
117,535	*	Denbury Resources, Inc	2,056,863
116,245	*	Devon Energy Corp	6,394,637
1,150		Energen Corp	68,873
70,381		EOG Resources, Inc	10,239,732
78,853		Equitable Resources, Inc	6,820,785
1,665	*	Exterran Holdings, Inc	52,864
73,847	*	FMC Technologies, Inc	3,936,045
1,752	*	Geospace Technologies Corp	130,366
38,130	*	Hercules Offshore, Inc	263,097
95,203		Hess Corp	7,088,815
37,039	*	Hornbeck Offshore Services, Inc	1,961,215
11,291	*	ION Geophysical Corp	69,440
11,770	*	Key Energy Services, Inc	74,622
3,650	*	Kinder Morgan Management LLC	295,613
155,742	*	Kodiak Oil & Gas Corp	1,512,255
180,785		Marathon Oil Corp	6,573,343
108,868		Marathon Petroleum Corp	7,983,290
2,100	*	Matrix Service Co	33,285
126,866		National Oilwell Varco, Inc	8,902,187
1,625	*	Natural Gas Services Group, Inc	39,569
1,410	*	Newpark Resources, Inc	16,130
42,986		Noble Corp	1,642,065
125,686		Noble Energy, Inc	7,854,118
11,580	*	Northern Oil And Gas, Inc	152,972
7,740	*	Oasis Petroleum, Inc	325,390
124,403		Occidental Petroleum Corp	11,078,087
10,568		Oceaneering International, Inc	856,959
7,282	*	Oil States International, Inc	708,029
8,658	*	PDC Energy, Inc	477,489
15,633	*	Petroquest Energy, Inc	70,348
117,941		Phillips 66	7,253,371
48,980		Pioneer Natural Resources Co	7,580,145
67,191		Questar Market Resources, Inc	2,048,654
31,505	*	Quicksilver Resources, Inc	45,682
36,008		Range Resources Corp	2,848,233
11,132	*	Rex Energy Corp	213,623
79		SEACOR Holdings, Inc	6,917
7,460	*	Solazyme, Inc	84,074
81,968	*	Southwestern Energy Co	3,179,539
253,761		Spectra Energy Corp	9,132,858
28,186		St. Mary Land & Exploration Co	1,937,224
21,362	*	Superior Energy Services	547,294
520	*	Tesco Corp	6,885
2,784		Tesoro Corp	158,270
18,885	*	Ultra Petroleum Corp	408,860
11,063	*	Unit Corp	498,720
27,670	*	Vantage Drilling Co	50,913
243,654	*	Weatherford International Ltd	3,401,410
61

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

86,249		Western Refining, Inc	$2,598,682
32,812	*	Whiting Petroleum Corp	1,688,834
119,830		Williams Cos, Inc	4,094,591
		TOTAL ENERGY	156,019,701

FOOD & STAPLES RETAILING - 1.1%
3,418		Casey’s General Stores, Inc	226,374
278		Harris Teeter Supermarkets, Inc	13,672
100,570		Kroger Co	3,949,384
970		Pricesmart, Inc	88,299
82,405		Safeway, Inc	2,125,225
4,686		Spartan Stores, Inc	92,174
221,622		Sysco Corp	7,648,175
580		Weis Markets, Inc	29,127
49,062		Whole Foods Market, Inc	2,726,866
		TOTAL FOOD & STAPLES RETAILING	16,899,296

FOOD, BEVERAGE & TOBACCO - 3.7%
3,010		Bunge Ltd	228,790
77,129		Campbell Soup Co	3,609,637
31,350		ConAgra Foods, Inc	1,135,184
5,840	*	Darling International, Inc	118,552
201	*	Diamond Foods, Inc	4,098
8,100		Dr Pepper Snapple Group, Inc	378,594
4,635		Flowers Foods, Inc	106,420
194,161		General Mills, Inc	10,096,372
16,519	*	Green Mountain Coffee Roasters, Inc	1,274,936
1,900	*	Hain Celestial Group, Inc	138,624
16,570		Hillshire Brands Co	583,430
5,246		Hormel Foods Corp	222,168
9,599		J.M. Smucker Co	1,080,079
127,303		Kellogg Co	8,432,551
38,610		Kraft Foods Group, Inc	2,184,554
6,572		McCormick & Co, Inc	470,621
20,190		Mead Johnson Nutrition Co	1,470,640
328,471		Mondelez International, Inc	10,271,288
211,891		PepsiCo, Inc	17,701,374
2,259		Tootsie Roll Industries, Inc	76,490
674	*	TreeHouse Foods, Inc	47,847
		TOTAL FOOD, BEVERAGE & TOBACCO	59,632,249

HEALTH CARE EQUIPMENT & SERVICES - 3.5%
328,596		Abbott Laboratories	12,036,471
123,684		Aetna, Inc	7,936,802
2,290	*	Align Technology, Inc	98,562
13,630	*	Amedisys, Inc	170,511
1,000		AmerisourceBergen Corp	58,270
2,141	*	Amsurg Corp	83,734
85,880		Becton Dickinson & Co	8,907,474
2,480	*	Brookdale Senior Living, Inc	72,218
13,374	*	Centene Corp	741,856
1,000	*	Cerner Corp	49,000
62

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

430		Chemed Corp	$30,354
51,733		Cigna Corp	4,026,379
1,249		Computer Programs & Systems, Inc	69,619
740	*	Cyberonics, Inc	38,473
500	*	DaVita, Inc	58,205
1,030		Dentsply International, Inc	44,166
3,900	*	Edwards Lifesciences Corp	278,382
6,130	*	ExamWorks Group, Inc	148,836
6,430	*	Five Star Quality Care, Inc	38,066
2,130	*	Gentiva Health Services, Inc	22,876
1,539	*	Greatbatch, Inc	58,174
1,990	*	Greenway Medical Technologies	23,024
300	*	Haemonetics Corp	12,666
1,033	*	Health Management Associates, Inc (Class A)	13,925
4,547	*	Henry Schein, Inc	472,115
2,640	*	HMS Holdings Corp	63,862
32,847		Humana, Inc	2,997,617
1,185	*	ICU Medical, Inc	84,953
10,881	*	Idexx Laboratories, Inc	1,066,229
240	*	Integra LifeSciences Holdings Corp	9,454
670		Invacare Corp	10,459
15,685	*	Inverness Medical Innovations, Inc	523,879
760	*	IPC The Hospitalist Co, Inc	38,281
500	*	Laboratory Corp of America Holdings	48,370
743		Landauer, Inc	36,608
950	*	LHC Group, Inc	21,793
15,724	*	LifePoint Hospitals, Inc	772,992
2,510	*	MAKO Surgical Corp	35,240
360		Masimo Corp	8,384
343	*	MedAssets, Inc	7,467
221,048		Medtronic, Inc	12,210,692
2,450	*	Merit Medical Systems, Inc	32,193
12,987	*	Molina Healthcare, Inc	482,077
2,081	*	MWI Veterinary Supply, Inc	295,856
2,820	*	Natus Medical, Inc	36,068
620	*	Omnicell, Inc	13,082
5,728	*	OraSure Technologies, Inc	25,375
665		Owens & Minor, Inc	23,913
23,164		Patterson Cos, Inc	947,176
240		Quality Systems, Inc	5,489
1,640	*	Tornier BV	26,896
126		US Physical Therapy, Inc	3,606
5,800	*	Vanguard Health Systems, Inc	121,278
500	*	Varian Medical Systems, Inc	36,250
5,020	*	Vocera Communications, Inc	72,690
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	55,548,387

HOUSEHOLD & PERSONAL PRODUCTS - 3.3%
8,994		Clorox Co	772,945
198,336		Colgate-Palmolive Co	11,874,376
74,903		Estee Lauder Cos (Class A)	4,917,382
6,280		Herbalife Ltd	411,340
63

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

88,634		Kimberly-Clark Corp	$8,757,039
7,714	*	Medifast, Inc	210,901
4,949		Nu Skin Enterprises, Inc (Class A)	413,934
319,516		Procter & Gamble Co	25,657,135
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	53,015,052

INSURANCE - 5.8%
102,482		ACE Ltd	9,364,805
160,091		Aflac, Inc	9,874,413
1,188		Amtrust Financial Services, Inc	49,456
3,437		Arthur J. Gallagher & Co	152,534
28,824		Aspen Insurance Holdings Ltd	1,080,612
6,698		Axis Capital Holdings Ltd	291,765
211,019	*	Berkshire Hathaway, Inc (Class B)	24,450,771
101,151		Chubb Corp	8,749,561
1,217	*	eHealth, Inc	37,411
476		Employers Holdings, Inc	12,514
290	*	Enstar Group Ltd	41,667
730		First American Financial Corp	16,593
166,047	*	Genworth Financial, Inc (Class A)	2,156,951
1,000		Hartford Financial Services Group, Inc	30,860
400		Kemper Corp	13,980
71,357		Marsh & McLennan Cos, Inc	2,987,718
990		Meadowbrook Insurance Group, Inc	7,514
32,330		Montpelier Re Holdings Ltd	873,233
139	*	Navigators Group, Inc	8,056
3,027		OneBeacon Insurance Group Ltd (Class A)	43,892
3,154		PartnerRe Ltd	282,409
10,891		Platinum Underwriters Holdings Ltd	632,658
480		Primerica, Inc	19,699
95,885		Principal Financial Group	4,157,574
255,977		Progressive Corp	6,657,962
10,305		Protective Life Corp	446,516
134,234		Prudential Financial, Inc	10,600,459
200		Reinsurance Group of America, Inc (Class A)	13,618
830		RenaissanceRe Holdings Ltd	72,185
139		RLI Corp	11,473
179		Safety Insurance Group, Inc	9,625
476		Selective Insurance Group, Inc	11,638
637		Stancorp Financial Group, Inc	33,818
2,787		Stewart Information Services Corp	86,202
115,642		Travelers Cos, Inc	9,661,889
300		Willis Group Holdings plc	12,840
		TOTAL INSURANCE	92,954,871

MATERIALS - 4.8%
307	*	AEP Industries, Inc	24,775
82,151		Air Products & Chemicals, Inc	8,924,885
500		Albemarle Corp	31,005
207,534		Alcoa, Inc	1,649,895
36,366	*	Allied Nevada Gold Corp	242,561
30,523		AMCOL International Corp	1,070,747
64

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

5,841		Aptargroup, Inc	$341,056
43,708		Avery Dennison Corp	1,955,059
16,042		Ball Corp	718,521
9,291		Bemis Co, Inc	382,696
4,610		Boise, Inc	41,951
14,101		Buckeye Technologies, Inc	524,839
2,310		Carpenter Technology Corp	120,767
5,451	*	Castle (A.M.) & Co	92,776
10,970		Celanese Corp (Series A)	527,218
1,826	*	Clearwater Paper Corp	89,328
32,303		Commercial Metals Co	500,373
3,735		Compass Minerals International, Inc	282,366
1,381		Domtar Corp	95,993
9,448		Eastman Chemical Co	759,903
98,552		Ecolab, Inc	9,080,581
2,950	*	Ferro Corp	19,264
8,960	*	Flotek Industries, Inc	175,437
530		Globe Specialty Metals, Inc	6,323
22,724		H.B. Fuller Co	912,369
6,274		Innophos Holdings, Inc	312,696
2,468		International Flavors & Fragrances, Inc	199,118
65,894		International Paper Co	3,183,339
510	*	Kraton Polymers LLC	10,353
2,950		Kronos Worldwide, Inc	48,793
1,240	*	Landec Corp	18,712
45,936	*	Louisiana-Pacific Corp	746,919
115,426		LyondellBasell Industries AF S.C.A	7,930,920
702	*	McEwen Mining, Inc	1,376
56,836		MeadWestvaco Corp	2,100,090
11,078		Minerals Technologies, Inc	509,588
32,207		Mosaic Co	1,323,386
420		Neenah Paper, Inc	16,619
146,147		Nucor Corp	6,836,757
280	*	OM Group, Inc	8,644
17,210	*	Owens-Illinois, Inc	511,998
3,500		PolyOne Corp	101,185
85,187		Praxair, Inc	10,236,922
274		Quaker Chemical Corp	18,076
594,589		Rentech, Inc	1,272,420
1,576		Rock-Tenn Co (Class A)	180,216
4,580		Rockwood Holdings, Inc	310,203
38,935		Royal Gold, Inc	2,012,550
4,126		Schnitzer Steel Industries, Inc (Class A)	105,873
2,025		Sealed Air Corp	55,161
4,870		Sherwin-Williams Co	848,208
55,895		Sigma-Aldrich Corp	4,670,586
840		Stepan Co	50,282
18,018	*	Stillwater Mining Co	218,018
14,580		Tredegar Corp	437,546
14,866		Valspar Corp	1,012,672
1,674		Wausau Paper Corp	19,067
3,730		Westlake Chemical Corp	387,995
65

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

76,210		Worthington Industries, Inc	$2,726,032
1,279		Zep, Inc	16,729
		TOTAL MATERIALS	77,009,737

MEDIA - 3.1%
524		Arbitron, Inc	24,083
5,058		Belo (A.H.) Corp (Class A)	72,127
48,987		Cablevision Systems Corp (Class A)	915,567
8,053		Cinemark Holdings, Inc	234,503
3,490		Clear Channel Outdoor Holdings, Inc (Class A)	25,896
67,737	*	Digital Generation, Inc	524,962
104,598	*	Discovery Communications, Inc (Class A)	8,338,552
15,098	*	Discovery Communications, Inc (Class C)	1,097,021
13,822	*	DreamWorks Animation SKG, Inc (Class A)	342,233
4,606		Fisher Communications, Inc	188,708
2,205		John Wiley & Sons, Inc (Class A)	99,512
70,005	*	Journal Communications, Inc (Class A)	641,246
20,443	*	Liberty Global plc	1,577,382
104,488	*	Liberty Global plc (Class A)	8,476,066
18,534	*	Liberty Media Corp	2,663,892
2,550	*	Madison Square Garden, Inc	150,373
30,394	*	McClatchy Co (Class A)	94,525
51,302	*	New York Times Co (Class A)	624,858
320		Scholastic Corp	9,760
4,280		Scripps Networks Interactive (Class A)	302,896
90,284		Time Warner Cable, Inc	10,298,696
194,952		Time Warner, Inc	12,137,712
13,692		Valassis Communications, Inc	392,002
		TOTAL MEDIA	49,232,572

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.7%
3,635	*	Affymetrix, Inc	13,813
99,323		Agilent Technologies, Inc	4,442,718
29,480	*	Akorn, Inc	418,321
2,000	*	Alexion Pharmaceuticals, Inc	232,460
93,562		Amgen, Inc	10,131,829
165,063	*	Ariad Pharmaceuticals, Inc	3,066,871
3,100	*	Auxilium Pharmaceuticals, Inc	56,916
19,230	*	AVEO Pharmaceuticals, Inc	46,152
51,547	*	Biogen Idec, Inc	11,243,947
80	*	Bio-Rad Laboratories, Inc (Class A)	9,759
302,715		Bristol-Myers Squibb Co	13,089,397
4,362	*	Cadence Pharmaceuticals, Inc	32,584
26,442	*	Cambrex Corp	387,375
13,866	*	Cepheid, Inc	483,507
5,980	*	Depomed, Inc	38,990
35,395	*	Endo Pharmaceuticals Holdings, Inc	1,361,292
255,184	*	Gilead Sciences, Inc	15,681,057
870	*	Immunogen, Inc	16,573
28,828	*	Incyte Corp	674,863
13,244	*	Ironwood Pharmaceuticals, Inc	162,107
315,703		Johnson & Johnson	29,518,230
66

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

37,597	*	Life Technologies Corp	$2,804,736
403,789		Merck & Co, Inc	19,450,516
55,958	*	Nektar Therapeutics	627,289
42,156		PDL BioPharma, Inc	342,307
3,690		PerkinElmer, Inc	125,792
22,112	*	Salix Pharmaceuticals Ltd	1,634,077
22,461	*	Sangamo Biosciences, Inc	218,995
1,397		Techne Corp	103,015
17,000		Thermo Electron Corp	1,548,870
3,980	*	United Therapeutics Corp	297,863
27,628	*	Vertex Pharmaceuticals, Inc	2,204,714
380	*	Viropharma, Inc	13,042
63,931	*	Vivus, Inc	946,818
16,140	*	Waters Corp	1,629,172
10,913	*	Xenoport, Inc	58,821
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	123,114,788

REAL ESTATE - 3.5%
5,017		American Campus Communities, Inc	192,703
114,519		American Tower Corp	8,106,800
317,810		Annaly Capital Management, Inc	3,788,295
1,000		AvalonBay Communities, Inc	135,340
31,354		Boston Properties, Inc	3,353,310
50,794	*	CBRE Group, Inc	1,176,897
560		Colonial Properties Trust	13,558
4,441		Douglas Emmett, Inc	111,069
34,447		Duke Realty Corp	567,342
210		EastGroup Properties, Inc	12,991
515		Equity One, Inc	11,917
34,853		Equity Residential	1,951,768
3,961		Federal Realty Investment Trust	417,212
62,649		First Industrial Realty Trust, Inc	1,024,938
1,693	*	Forest City Enterprises, Inc (Class A)	29,661
540		Franklin Street Properties Corp	7,187
133,675		HCP, Inc	5,864,322
25,750		Health Care REIT, Inc	1,660,618
2,950		Healthcare Realty Trust, Inc	75,845
192,484		Host Marriott Corp	3,437,764
8		Jones Lang LaSalle, Inc	728
266		Kilroy Realty Corp	13,922
3,363		LaSalle Hotel Properties	90,599
8,916		Liberty Property Trust	340,680
13,708		Macerich Co	850,581
873		Medical Properties Trust, Inc	12,746
3,160		Mid-America Apartment Communities, Inc	213,458
540		Piedmont Office Realty Trust, Inc	9,769
2,000		Plum Creek Timber Co, Inc	97,560
3,580		Post Properties, Inc	166,542
154,738		Prologis, Inc	5,935,750
140		PS Business Parks, Inc	10,258
64,892		RAIT Investment Trust	490,584
21,915		Ryman Hospitality Properties	816,334
67

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

65,552		Simon Property Group, Inc	$10,492,253
500		UDR, Inc	12,520
24,250		Ventas, Inc	1,594,195
37,328		Vornado Realty Trust	3,165,788
297		Washington Real Estate Investment Trust	7,983
2,000		Weyerhaeuser Co	56,800
3,851		Winthrop Realty Trust	49,177
		TOTAL REAL ESTATE	56,367,764

RETAILING - 4.9%
312		Aaron’s, Inc	8,942
3,793		Advance Auto Parts, Inc	312,885
34,025		American Eagle Outfitters, Inc	668,251
7,183	*	Ann Taylor Stores Corp	243,432
13,045	*	Autozone, Inc	5,851,726
2,420	*	Barnes & Noble, Inc	43,197
58,360	*	Bed Bath & Beyond, Inc	4,462,789
35,009		Best Buy Co, Inc	1,053,421
820		Big 5 Sporting Goods Corp	16,621
160	*	Blue Nile, Inc	6,213
250		Buckle, Inc	13,995
2,000	*	Cabela’s, Inc	137,280
18,674	*	Carmax, Inc	915,773
9		Chico’s FAS, Inc	154
550	*	Express Parent LLC	12,403
1,820		Finish Line, Inc (Class A)	40,513
15,376		Foot Locker, Inc	555,535
2		GameStop Corp (Class A)	98
140,081		Gap, Inc	6,429,718
70,894		Genuine Parts Co	5,812,599
8,830		GNC Holdings, Inc	466,047
7,844		HSN, Inc	471,111
12,772	*	JC Penney Co, Inc	186,471
64,277		Kohl’s Corp	3,405,395
190,490	*	Liberty Media Holding Corp (Interactive A)	4,659,385
7,610	*	LKQ Corp	198,393
260,564		Lowe’s Companies, Inc	11,615,943
56,050		Macy’s, Inc	2,709,457
300		Men’s Wearhouse, Inc	11,979
19,391	*	New York & Co, Inc	120,806
17,815		Nordstrom, Inc	1,090,991
2,593		Nutri/System, Inc	32,438
37,859	*	Office Depot, Inc	163,929
3,806		OfficeMax, Inc	43,350
1,978	*	O’Reilly Automotive, Inc	247,764
10,210		Petsmart, Inc	747,576
10,219		Pier 1 Imports, Inc	240,147
4,030		Ross Stores, Inc	271,904
5,448	*	Sally Beauty Holdings, Inc	166,219
555		Shoe Carnival, Inc	14,824
1,960	*	Shutterfly, Inc	105,036
3,780		Signet Jewelers Ltd	276,356
68

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

152,446		Staples, Inc	$2,594,631
2,017		Stein Mart, Inc	28,178
153,181		Target Corp	10,914,147
4,015		Tiffany & Co	319,233
200,904		TJX Companies, Inc	10,455,044
1,000	*	TripAdvisor, Inc	75,020
10,381	*	Tuesday Morning Corp	116,475
5		Williams-Sonoma, Inc	294
		TOTAL RETAILING	78,334,088

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
19,583	*	Advanced Energy Industries, Inc	424,168
15,350	*	Advanced Micro Devices, Inc	57,870
7,601		Analog Devices, Inc	375,185
525,118		Applied Materials, Inc	8,564,675
5,850	*	Cirrus Logic, Inc	112,788
5,920		Cypress Semiconductor Corp	75,598
2,000	*	Freescale Semiconductor Holdings Ltd	31,400
1,076	*	Hittite Microwave Corp	67,228
723,177		Intel Corp	16,850,024
430	*	International Rectifier Corp	10,367
5,200	*	Lam Research Corp	255,944
4,210		Microchip Technology, Inc	167,305
146,812	*	ON Semiconductor Corp	1,209,731
18,114	*	RF Micro Devices, Inc	94,012
24,937	*	Skyworks Solutions, Inc	598,987
33,452	*	SunPower Corp	924,948
11,248	*	Teradyne, Inc	185,480
272,531		Texas Instruments, Inc	10,683,215
1,460	*	Triquint Semiconductor, Inc	11,665
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	40,700,590

SOFTWARE & SERVICES - 8.7%
145,031		Accenture plc	10,704,738
59,618	*	Active Network, Inc	508,542
143,202	*	Adobe Systems, Inc	6,770,591
328		Advent Software, Inc	9,653
3,513	*	Angie’s List, Inc	77,356
58,494		AOL, Inc	2,154,919
55,155	*	Autodesk, Inc	1,951,935
33,560		Broadridge Financial Solutions, Inc	971,226
131,014		CA, Inc	3,896,356
1,110	*	Cadence Design Systems, Inc	16,184
131,008	*	Cognizant Technology Solutions Corp (Class A)	9,483,669
19,655		Compuware Corp	222,888
1,980	*	comScore, Inc	57,341
5,337		Convergys Corp	101,029
5,070	*	Demand Media, Inc	33,158
1,309	*	E2open, Inc	26,023
1,124		Factset Research Systems, Inc	122,718
380		Fair Isaac Corp	18,985
6,420	*	Fortinet, Inc	136,425
69

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

2,939		Global Payments, Inc	$136,105
30,499	*	Google, Inc (Class A)	27,070,912
570	*	Higher One Holdings, Inc	6,156
300	*	Infoblox, Inc	9,810
23,796	*	Informatica Corp	908,293
124,562		International Business Machines Corp	24,294,573
109,104		Intuit, Inc	6,973,928
360		j2 Global, Inc	16,477
7,278	*	Liquidity Services, Inc	207,423
605	*	LogMeIn, Inc	17,981
1,000		MAXIMUS, Inc	37,610
200		Mercadolibre, Inc	23,486
300	*	NetSuite, Inc	28,167
3,975	*	NeuStar, Inc (Class A)	222,918
1,360	*	OpenTable, Inc	86,605
517,754		Oracle Corp	16,749,342
13,708	*	QuinStreet, Inc	127,621
3,228	*	Responsys, Inc	46,774
2,376	*	Rosetta Stone, Inc	38,824
1,854	*	Rovi Corp	41,771
169,498	*	Salesforce.com, Inc	7,415,537
2,065	*	Seachange International, Inc	24,326
6,070	*	ServiceSource International LLC	64,767
2,310	*	SolarWinds, Inc	81,982
1,976	*	SPS Commerce, Inc	127,511
266	*	Stamps.com, Inc	10,603
538	*	Sykes Enterprises, Inc	9,447
248,869		Symantec Corp	6,639,825
1,650		Syntel, Inc	118,437
4,529	*	Tangoe, Inc	81,794
5,470	*	Teradata Corp	323,386
2,810	*	Ultimate Software Group, Inc	380,193
1,550	*	Unisys Corp	40,207
4,120	*	Valueclick, Inc	100,693
338,249	*	Yahoo!, Inc	9,501,414
		TOTAL SOFTWARE & SERVICES	139,228,634

TECHNOLOGY HARDWARE & EQUIPMENT - 5.1%
330		Adtran, Inc	8,722
27,724	*	Aruba Networks, Inc	492,933
3,467	*	Avid Technology, Inc	20,663
1,070		Belden CDT, Inc	62,713
1,524	*	Benchmark Electronics, Inc	33,711
910		Black Box Corp	24,625
690	*	Calix Networks, Inc	8,059
2,299	*	Checkpoint Systems, Inc	39,543
751,182		Cisco Systems, Inc	19,192,700
980		Cognex Corp	52,048
180		Coherent, Inc	10,202
50,109		Corning, Inc	761,156
46,352	*	Cray, Inc	1,073,976
638,696		Dell, Inc	8,092,278
70

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,190	*	DTS, Inc	$26,942
459,632		EMC Corp	12,019,377
1,110		FEI Co	85,969
22,521	*	Finisar Corp	435,331
13,898	*	Flextronics International Ltd	120,357
8,980	*	Fusion-io, Inc	129,492
440,106		Hewlett-Packard Co	11,301,922
11,040	*	Ingram Micro, Inc (Class A)	252,043
2,970	*	Insight Enterprises, Inc	63,528
5,777		InterDigital, Inc	229,520
7,022		IPG Photonics Corp	427,640
350	*	Itron, Inc	15,092
15,050		Jabil Circuit, Inc	345,999
1,916	*	Kemet Corp	8,354
14,044		Lexmark International, Inc (Class A)	526,510
212		Littelfuse, Inc	16,958
866		Molex, Inc	25,833
61,188		Motorola, Inc	3,354,938
417		National Instruments Corp	11,755
1,478	*	Netgear, Inc	44,059
14,946	*	Oplink Communications, Inc	301,162
500	*	OSI Systems, Inc	35,195
281	*	Plexus Corp	9,827
659	*	Procera Networks, Inc	9,832
13,750	*	QLogic Corp	151,387
226,055		Qualcomm, Inc	14,591,850
1,340	*	Rackable Systems, Inc	25,219
5,980	*	RealD, Inc	63,687
610	*	Rofin-Sinar Technologies, Inc	14,097
270	*	Scansource, Inc	9,615
3,009	*	Super Micro Computer, Inc	34,874
1,993	*	Tech Data Corp	102,321
3,218	*	TTM Technologies, Inc	29,734
2,515	*	Universal Display Corp	72,809
3,451	*	Vishay Precision Group, Inc	55,975
720,634		Xerox Corp	6,990,150
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	81,812,682

TELECOMMUNICATION SERVICES - 1.3%
2,300	*	Cbeyond Communications, Inc	19,481
246,073		CenturyTel, Inc	8,821,717
32,957	*	Cincinnati Bell, Inc	113,702
2,650		Consolidated Communications Holdings, Inc	46,348
87,233	*	Crown Castle International Corp	6,128,118
435,917		Frontier Communications Corp	1,900,598
4,950	*	Iridium Communications, Inc	41,679
4,940	*	Level 3 Communications, Inc	108,927
7,710	*	SBA Communications Corp (Class A)	571,234
249,777	*	Sprint Corp	1,488,671
18,216	*	tw telecom inc (Class A)	542,472
1,645		US Cellular Corp	65,323
1,580		USA Mobility, Inc	24,680
71

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

5,170	*	Vonage Holdings Corp	$16,647
209,253		Windstream Corp	1,747,263
		TOTAL TELECOMMUNICATION SERVICES	21,636,860

TRANSPORTATION - 2.0%
3,460	*	Alaska Air Group, Inc	211,648
158		Allegiant Travel Co	15,386
310		Arkansas Best Corp	6,727
6,700	*	Avis Budget Group, Inc	211,988
17,610		CH Robinson Worldwide, Inc	1,049,908
281,571		CSX Corp	6,985,776
2,060	*	Echo Global Logistics, Inc	44,846
8		Expeditors International of Washington, Inc	323
1,000	*	Hertz Global Holdings, Inc	25,610
218		J.B. Hunt Transport Services, Inc	16,335
218	*	Kirby Corp	18,412
180		Landstar System, Inc	9,731
68,315		Norfolk Southern Corp	4,997,925
9		Ryder System, Inc	557
42,110		Union Pacific Corp	6,678,225
139,685		United Parcel Service, Inc (Class B)	12,124,658
		TOTAL TRANSPORTATION	32,398,055

UTILITIES - 4.2%
3,940		American States Water Co	253,027
3,470		American Water Works Co, Inc	148,100
71,112	*	Calpine Corp	1,422,951
70,046		Centerpoint Energy, Inc	1,738,542
1,701		Chesapeake Utilities Corp	100,818
103,433		Cleco Corp	5,017,535
115,685		Consolidated Edison, Inc	6,929,532
47,277		Duke Energy Corp	3,356,667
510		Empire District Electric Co	11,822
2,130		Integrys Energy Group, Inc	133,764
3,471		ITC Holdings Corp	318,534
5,397		MDU Resources Group, Inc	151,332
15,432		MGE Energy, Inc	906,013
6,859		New Jersey Resources Corp	307,009
119,675		NextEra Energy, Inc	10,365,052
166,725		NiSource, Inc	5,121,792
90,642		Northeast Utilities	4,025,411
2,044		Northwest Natural Gas Co	89,813
115,024		NV Energy, Inc	2,718,017
41,876		Oneok, Inc	2,217,334
290		Ormat Technologies, Inc	6,679
204,244		Pepco Holdings, Inc	4,197,214
134,472		PG&E Corp	6,170,920
55,325		Piedmont Natural Gas Co, Inc	1,911,479
3,050		Pinnacle West Capital Corp	179,645
1,330		PNM Resources, Inc	31,228
5,000		Public Service Enterprise Group, Inc	168,950
70,153		Sempra Energy	6,147,507
72

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES	COMPANY	VALUE

6,188	SJW Corp	$172,583
16,544	South Jersey Industries, Inc	1,010,838
8,780	TECO Energy, Inc	155,143
1,494	Unitil Corp	45,926
270	UNS Energy Corp	13,729
1,260	Vectren Corp	46,645
4,760	Westar Energy, Inc	159,888
14,518	WGL Holdings, Inc	667,392
11,774	Wisconsin Energy Corp	511,934
27,311	Xcel Energy, Inc	817,964
	TOTAL UTILITIES	67,748,729

	TOTAL COMMON STOCKS	1,588,878,494
	(Cost $1,147,508,184)

	TOTAL INVESTMENTS - 99.1%	1,588,878,494
	(Cost $1,147,508,184)
	OTHER ASSETS & LIABILITIES, NET - 0.9%	13,872,422
	NET ASSETS - 100.0%	$1,602,750,916

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing.
m	Indicates a security that has been deemed illiquid.
73

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2013

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

EQUITY LINKED NOTES - 0.7%

GERMANY - 0.4%
$2,317,593	*	Deutsche Bank, Access Engineering Ltd	0.000%	09/23/22	$358,856
1,081,123	*	Deutsche Bank, John Keells	0.000	07/06/19	2,138,461
		TOTAL GERMANY			2,497,317

UNITED STATES - 0.3%
1,346,251	*	Citigroup Global Markets Holdings	0.000	01/17/17	2,132,462
		TOTAL UNITED STATES			2,132,462

		TOTAL EQUITY LINKED NOTES			4,629,779
		(Cost $4,193,420)

SHARES		COMPANY

COMMON STOCKS - 99.3%

ARGENTINA - 0.3%
15,472	e	Mercadolibre, Inc			1,816,877
		TOTAL ARGENTINA			1,816,877

AUSTRALIA - 0.6%
227,490	e	Iluka Resources Ltd			2,249,471
799,167		Medusa Mining Ltd			1,661,873
		TOTAL AUSTRALIA			3,911,344

BRAZIL - 10.1%
137,000		Abril Educacao S.A.			2,107,831
194,900		Aliansce Shopping Centers S.A.			1,797,486
640,090		Banco Itau Holding Financeira S.A.			8,175,958
257,866	*	BHG S.A.-Brazil Hospitality Group			1,898,941
252,200		BR Malls Participacoes S.A.			2,235,292
138,848		BR Properties S.A.			1,150,296
382,492	*	Brazil Pharma S.A.			1,659,838
82,300		Cia Brasileira de Distribuicao Grupo Pao de Acucar			3,650,443
182,960		Companhia Brasileira de Meios de Pagamento			4,510,343
163,500		Cosan SA Industria e Comercio			3,100,362
364,400		Empresa Brasileira de Aeronautica S.A.			3,098,762
1,066,900		Forjas Taurus S.A. (Preference)			1,113,035
433,700		Gerdau S.A. (Preference)			2,773,657
273,800		Hypermarcas S.A.			1,981,475
144,000	*	International Meal Co Holdings S.A.			1,134,907
183,800		Iochpe-Maxion S.A.			2,022,215
141,700		Linx S.A.			2,347,225
177,200		Mills Estruturas e Servicos de			2,213,689
107,033		Multiplan Empreendimentos Imobiliarios S.A.			2,362,716
160,900		Perdigao S.A.			3,427,681
412,245		Petroleo Brasileiro S.A.			2,779,200
488,400		Randon Participacoes S.A.			2,524,048
74

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

185,900		Souza Cruz S.A.	$2,239,258
152,600		Ultrapar Participacoes S.A.	3,622,105
365,900		Vale S.A.	4,975,220
		TOTAL BRAZIL	68,901,983

CAMBODIA - 0.4%
3,812,000		NagaCorp Ltd	2,976,587
		TOTAL CAMBODIA	2,976,587

CHILE - 0.6%
160,242,651		CorpBanca S.A.	1,596,346
4,512,425	*	Empresas La Polar S.A.	1,071,355
605,355		Parque Arauco S.A	1,291,408
		TOTAL CHILE	3,959,109

CHINA - 14.4%
3,062,000	e	Angang New Steel Co Ltd	1,695,241
343,500		Beijing Enterprises Holdings Ltd	2,293,281
13,802,090		China Construction Bank	10,290,841
2,717,000	e	China Everbright International Ltd	2,473,776
912,000		China Mengniu Dairy Co Ltd	3,648,923
1,643,400	*,e,m	China Metal Recycling Holdings Ltd	499,551
1,648,000		China Oilfield Services Ltd	3,705,488
1,626,000	e	China Overseas Land & Investment Ltd	4,680,437
915,600		China Pacific Insurance Group Co Ltd	3,060,678
1,240,000	e	China Resources Gas Group Ltd	3,097,260
914,000		China Shenhua Energy Co Ltd	2,638,160
1,530,000		China South Locomotive and Rolling Stock Corp	1,018,850
3,758,000	e	China Southern Airlines Co Ltd	1,388,573
2,632,000		China Unicom Ltd	3,873,080
2,373,000		Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd	605,376
2,890,000		CNOOC Ltd	5,223,178
4,887,000		Country Garden Holdings Co Ltd	2,761,966
2,890,000	e	CPMC Holdings Ltd	1,880,942
4,176,000		Huaneng Power International, Inc	4,354,760
18,979,834		Industrial & Commercial Bank of China	12,466,134
2,933,500	e	KWG Property Holding Ltd	1,681,335
4,076,000	e	Lenovo Group Ltd	3,711,514
2,404,000		Midas Holdings Ltd	905,781
308,200		Tencent Holdings Ltd	13,951,600
35,785	*,e	Vipshop Holdings Ltd (ADR)	1,507,264
766,000	e	Xinao Gas Holdings Ltd	4,239,580
372,000	e	Zhuzhou CSR Times Electric Co Ltd	984,574
		TOTAL CHINA	98,638,143

COLOMBIA - 1.0%
428,796		Cementos Argos S.A.	1,957,559
190,079		Cementos Argos S.A.(Preference)	877,789
188,811		Grupo Argos S.A.	2,082,676
109,284		Pacific Rubiales Energy Corp	2,145,595
		TOTAL COLOMBIA	7,063,619
75

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

CZECH REPUBLIC - 0.3%
9,125		Komercni Banka AS	$1,773,328
		TOTAL CZECH REPUBLIC	1,773,328

HONG KONG - 4.8%
882,400		AIA Group Ltd	4,176,697
22,290	*,m	Asia Pacific Investment Partners Limited	158,073
1,418,000		Chow Tai Fook Jewellery Group Ltd	1,807,130
246,000	*	Galaxy Entertainment Group Ltd	1,294,789
9,560,000	*,e	GCL Poly Energy Holdings Ltd	2,436,300
782,000		Hang Lung Properties Ltd	2,531,431
3,240,000		Lee & Man Paper Manufacturing Ltd	2,107,260
1,071,000		Lifestyle International Holdings Ltd	2,547,551
126,444	*	Melco PBL Entertainment Macau Ltd (ADR)	3,145,927
1,732,000		SA SA International Holdings Ltd	1,724,959
999,000		Samsonite International	2,734,177
725,200		Sands China Ltd	3,919,547
1,707,500		Techtronic Industries Co	4,170,793
		TOTAL HONG KONG	32,754,634

INDIA - 5.7%
91,556		Apollo Hospitals Enterprise Ltd	1,412,602
1,527,059		Apollo Tyres Ltd	1,688,662
532,626		Bharat Forge Ltd	1,783,715
720,996	*	DEN Networks Ltd	2,004,511
478,817		DLF Ltd	1,180,607
76,718	*	Future Lifestyle Fashions Ltd	55,642
168,474		Havells India Ltd	1,686,098
282,437		HDFC Bank Ltd	2,833,467
181,468		Housing Development Finance Corp	2,394,433
1,202,492	*	Idea Cellular Ltd	3,337,541
420,416		ITC Ltd	2,363,668
199,824		Lupin Ltd	2,862,653
555,879		Mundra Port and Special Economic Zone Ltd	1,144,501
286,397		Pantaloon Retail India Ltd	384,681
321,811		Phoenix Mills Ltd	1,294,018
1,087,789		Puravankara Projects Ltd	1,222,768
284,496		Sun Pharmaceutical Industries Ltd	2,642,266
284,496	*	Sun Pharmaceutical Industries Ltd (Temporary)	2,642,266
296,558		Sun TV Network Ltd	1,971,283
139,501		Tata Consultancy Services Ltd	4,165,347
		TOTAL INDIA	39,070,729

INDONESIA - 2.6%
4,862,000		PT Bank Mandiri Persero Tbk	4,208,111
16,290,209		PT Bekasi Fajar Industrial Estate Tbk	966,794
6,869,000		PT Cardig Aero Services Tbk	581,467
4,165,500		PT Jasa Marga Tbk	2,166,963
63,749,159		PT Kawasan Industri Jababeka Tbk	1,794,600
8,010,000	*	PT MNC Sky Vision Tbk	1,808,917
5,613,200		PT Modern Internasional Tbk	490,807
76

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

3,964,000		PT Perusahaan Gas Negara	$2,276,442
34,365,000		PT Sumber Alfaria Trijaya Tbk	2,139,976
6,261,000		PT Surya Citra Media Tbk	1,629,135
		TOTAL INDONESIA	18,063,212

ISRAEL - 0.2%
250,698		Zenith Bank plc (GDR)	1,539,491
		TOTAL ISRAEL	1,539,491

ITALY - 0.4%
298,800		Prada S.p.A	2,786,100
		TOTAL ITALY	2,786,100

JAPAN - 0.6%
30,100		Softbank Corp	1,910,638
42,200	e	Uni-Charm Corp	2,246,546
		TOTAL JAPAN	4,157,184

KOREA, REPUBLIC OF - 11.6%
10,682		CJ O Shopping Co Ltd	3,477,556
22,195		Daelim Industrial Co	1,754,299
128,490	*	Doosan Infracore Co Ltd	1,410,452
21,674		Honam Petrochemical Corp	3,275,851
239,800	*	Hynix Semiconductor, Inc	5,800,937
12,417		Hyundai Heavy Industries	2,317,845
52,400		Hyundai Hysco	1,838,178
44,638		Hyundai Motor Co	9,229,954
15,439		Hyundai Wia Corp	2,253,239
10,059		Korea Zinc Co Ltd	2,572,715
15,321		LG Chem Ltd	3,842,748
5,216		LG Household & Health Care Ltd	2,746,493
1,118		Lotte Confectionery Co Ltd	1,577,549
20,782		Samsung Electronics Co Ltd	23,681,431
13,229		Samsung Fire & Marine Insurance Co Ltd	2,823,642
114,040		Samsung Heavy Industries Co Ltd	4,050,583
82,156		Shinhan Financial Group Co Ltd	2,994,763
63,352		Woongjin Coway Co Ltd	3,377,684
		TOTAL KOREA, REPUBLIC OF	79,025,919

LUXEMBOURG - 0.3%
161,845		O’Key Group S.A. (GDR)	2,091,640
		TOTAL LUXEMBOURG	2,091,640

MACAU - 0.4%
889,200		Wynn Macau Ltd	2,519,054
		TOTAL MACAU	2,519,054

MALAYSIA - 2.3%
1,415,800		AirAsia BHD	1,377,075
941,000		AMMB Holdings BHD	2,271,736
1,171,900		Bumiputra-Commerce Holdings BHD	2,840,550
77

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

585,400		Bursa Malaysia BHD	$1,404,524
1,416,800		Gamuda BHD	2,077,360
401,158		Malaysia Airports Holdings BHD	833,479
277,300		SP Setia BHD	285,506
1,080,900		TM International BHD	2,261,229
2,805,300		UEM Land Holdings BHD	2,315,500
		TOTAL MALAYSIA	15,666,959

MEXICO - 8.4%
2,078,500	e	Alfa S.A. de C.V. (Class A)	5,335,892
1,004,000		Alpek SAB de C.V.	2,273,252
674,400		Alsea SAB de C.V.	1,842,717
354,610	*	Cemex Latam Holdings S.A.	2,863,456
5,743,739	*,e	Cemex S.A. de C.V.	6,619,392
2,011,300	e	Compartamos SAB de C.V.	3,640,661
870,200	*,e	Credito Real SAB de C.V.	1,492,715
829,000		Fibra Uno Administracion S.A. de C.V.	2,646,128
588,600	e	Fomento Economico Mexicano S.A. de C.V.	5,869,986
1,081,100	*,e	Genomma Lab Internacional S.A. de C.V.	2,535,002
1,693,100	*	Grupo Famsa SAB de C.V.	3,185,312
963,180		Grupo Financiero Banorte S.A. de C.V.	6,119,439
1,166,400		Grupo Mexico S.A. de C.V. (Series B)	3,593,419
615,600		Grupo Televisa S.A.	3,328,922
281,647	*,e	Infraestructura Energetica ,NV SAB de C.V.	1,115,100
677,506	e	Mexichem SAB de C.V.	3,170,385
994,810		TF Administradora Industrial S de RL de C.V.	2,074,865
		TOTAL MEXICO	57,706,643

PERU - 0.8%
516,775		Alicorp S.A.	1,591,357
44,902	m	Bolsa de Valores de Lima S.A.	168,623
1,704,229		Ferreyros S.A.	1,005,715
367,896		Grana y Montero S.A.	1,539,479
43,027	*,e	Grana y Montero S.A. (ADR)	899,264
		TOTAL PERU	5,204,438

PHILIPPINES - 4.8%
3,366,700		Alliance Global Group, Inc	2,036,743
2,893,400	m	Ayala Land, Inc	2,001,968
791,262		Banco de Oro Universal Bank	1,475,471
5,534,600	*	Bloomberry Resorts Corp	1,516,620
26,242,023		Century Properties Group, Inc	803,758
1,484,000		Del Monte Pacific Ltd	1,025,931
118,180		GT Capital Holdings, Inc	2,220,256
1,554,390		International Container Term Services, Inc	3,280,274
1,392,143		JG Summit Holdings (Series B)	1,346,352
25,389,000		Megaworld Corp	1,891,678
4,309,000	*	Melco Crown Philippines Resorts Corp	1,051,702
16,619,200		Metro Pacific Investments Corp	2,065,658
996,179		Metropolitan Bank & Trust	2,435,515
62,760		Philippine Stock Exchange, Inc	563,947
2,591,800		Robinsons Land Corp	1,358,387
78

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

218,260		Semirara Mining Corp	$1,250,592
125,301		SM Investments Corp	2,740,573
4,671,075		SM Prime Holdings	1,887,400
752,730		Universal Robina	2,154,218
		TOTAL PHILIPPINES	33,107,043

POLAND - 1.0%
14,065		Bank Zachodni WBK S.A.	1,429,955
5,394		BRE Bank S.A.	724,373
142,458		Eurocash S.A.	2,651,978
16,553		Powszechny Zaklad Ubezpieczen S.A.	2,349,826
		TOTAL POLAND	7,156,132

PUERTO RICO - 0.2%
70,237	*	EVERTEC, Inc	1,678,664
		TOTAL PUERTO RICO	1,678,664

RUSSIA - 7.3%
99,758		Eurasia Drilling Co Ltd (GDR)	3,928,328
1,131,566		Gazprom OAO (ADR)	8,744,283
521,578		LSR Group OJSC (GDR)	2,206,275
147,534		LUKOIL (ADR)	8,681,387
119,774		Magnit OAO (GDR)	6,890,986
106,582		MD Medical Group Investments plc (ADR)	1,705,312
28,994		NovaTek OAO (GDR)	3,363,721
922,543		Sberbank of Russian Federation (ADR)	10,590,511
113,088	*	Yandex NV	3,675,360
		TOTAL RUSSIA	49,786,163

SINGAPORE - 1.8%
1,838,000	e	Ezion Holdings Ltd	3,203,717
282,000		Fraser and Neave Ltd	1,246,158
267,000		Keppel Corp Ltd	2,173,339
1,753,000		Parkson Retail Asia Ltd	2,154,000
926,000		Petra Foods Ltd	2,943,235
192,000		Super Coffeemix Manufacturing Ltd	726,545
		TOTAL SINGAPORE	12,446,994

SOUTH AFRICA - 3.7%
158,248		Imperial Holdings Ltd	3,298,397
292,681		MTN Group Ltd	5,479,462
125,953		Naspers Ltd (N Shares)	10,533,703
763,446		Sanlam Ltd	3,668,909
47,932		Sasol Ltd	2,202,212
		TOTAL SOUTH AFRICA	25,182,683

SWITZERLAND - 0.5%
126,658		Coca-Cola HBC AG.	3,283,100
		TOTAL SWITZERLAND	3,283,100
79

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

TAIWAN - 5.9%
1,299,000		Epistar Corp	$2,163,174
885,000		Far EasTone Telecommunications Co Ltd	2,251,737
784,000		FLEXium Interconnect, Inc	2,872,843
98,410		Formosa International Hotels Corp	1,264,829
932,190		Hon Hai Precision Industry Co, Ltd	2,413,730
3,689,000		Inventec Co Ltd	2,782,241
56,000		Largan Precision Co Ltd	1,944,785
441,000		MediaTek, Inc	5,294,155
318,000		Parade Technologies Ltd	2,323,644
4,520,000		Taiwan Semiconductor Manufacturing Co Ltd	15,371,103
282,000		Tong Hsing Electronic Industries Ltd	1,372,812
		TOTAL TAIWAN	40,055,053

THAILAND - 3.3%
419,600		Advanced Info Service PCL	3,726,799
4,398,700		Amata Corp PCL (Foreign)	2,375,119
470,700		Bangkok Dusit Medical Services PCL (ADR)	2,203,544
737,800		BEC World PCL (ADR)	1,449,948
329,800		Kasikornbank PCL - (NVDR)	1,922,313
4,115,510		Minor International PCL (Foreign)	3,019,759
169,600		Siam Cement PCL (ADR)	2,480,250
487,100		Siam Commercial Bank PCL	2,466,886
149,800		Thai Stanley Electric PCL (ADR)	1,187,978
895,900		Thai Union Frozen Products PCL (ADR)	1,610,466
		TOTAL THAILAND	22,443,062

TURKEY - 1.9%
344,790		Aselsan Elektronik Sanayi Ve Ticaret AS	1,565,523
119,343		Coca-Cola Icecek AS	3,353,526
403,039		Haci Omer Sabanci Holding AS	2,014,880
450,424		KOC Holding AS	1,986,225
657,307		Turk Hava Yollari	2,760,180
47,002		Turk Traktor ve Ziraat Makineleri AS	1,464,664
		TOTAL TURKEY	13,144,998

UKRAINE - 0.4%
137,081		MHP SA (GDR)	2,438,671
		TOTAL UKRAINE	2,438,671

UNITED ARAB EMIRATES - 1.0%
220,129	*	Al Noor Hospitals Group plc	2,344,099
1,285,154		Emaar Properties PJSC	2,090,584
613,507		First Gulf Bank PJSC	2,756,021
		TOTAL UNITED ARAB EMIRATES	7,190,704

UNITED KINGDOM - 1.5%
1,073,600	*	Afren plc	2,222,705
276,279	*,e	Ophir Energy plc	1,583,225
83,967		SABMiller plc (Johannesburg)	4,088,738
89,737	e	Standard Chartered plc (Hong Kong)	2,051,341
		TOTAL UNITED KINGDOM	9,946,009
80

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

UNITED STATES - 0.2%
22,106		Yum! Brands, Inc	$1,611,969
		TOTAL UNITED STATES	1,611,969

		TOTAL COMMON STOCKS	679,098,238
		(Cost $651,093,663)

PREFERRED STOCKS - 0.7%

BRAZIL - 0.7%
125,060	*	Ambev Cia De Bebidas Das	4,714,932
		TOTAL BRAZIL	4,714,932

PHILIPPINES - 0.0%
1,721,900	*,m	Ayala Land, Inc (Preferred B)	3,965
		TOTAL PHILIPPINES	3,965

		TOTAL PREFERRED STOCKS	4,718,897
		(Cost $4,830,731)

SHORT-TERM INVESTMENTS - 4.3%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 4.3%
29,617,609	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	29,617,609
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	29,617,609
		TOTAL SHORT-TERM INVESTMENTS	29,617,609
		(Cost $29,617,609)

		TOTAL INVESTMENTS - 105.0%	718,064,523
		(Cost $689,735,423)
		OTHER ASSETS & LIABILITIES, NET - (5.0)%	(34,374,512)
		NET ASSETS - 100.0%	$683,690,011

Abbreviation(s):
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	NVDR	Non Voting Depository Receipt

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $27,898,654.
m	Indicates a security that has been deemed illiquid.
81

TIAA-CREF LIFE FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

July 31, 2013

SECTOR	VALUE	% OF NET ASSETS
FINANCIALS	$168,329,282	24.6%
INFORMATION TECHNOLOGY	104,314,085	15.3
CONSUMER DISCRETIONARY	102,948,554	15.1
CONSUMER STAPLES	73,117,159	10.7
INDUSTRIALS	68,270,162	10.0
ENERGY	58,999,634	8.6
MATERIALS	56,196,666	8.2
TELECOMMUNICATION SERVICES	22,840,486	3.3
HEALTH CARE	18,347,744	2.7
UTILITIES	15,083,142	2.2
SHORT - TERM INVESTMENTS	29,617,609	4.3
OTHER ASSETS & LIABILITIES, NET	(34,374,512)	(5.0)

NET ASSETS	$683,690,011	100.0%
82

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

TIAA-CREF FUNDS
ENHANCED INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.7%

AUSTRALIA - 7.6%
102,632	e	ALS Ltd	$782,222
182,024		Amcor Ltd	1,729,867
540,386		Australia & New Zealand Banking Group Ltd	14,437,868
100,296		BHP Billiton Ltd	3,135,726
341,509		Brambles Ltd	2,784,407
61,719		Coca-Cola Amatil Ltd	712,365
52,729		Commonwealth Bank of Australia	3,514,680
48,454		CSL Ltd	2,877,538
1,009,478	e	Fortescue Metals Group Ltd	3,314,309
1,263,617		Incitec Pivot Ltd	2,986,052
15,732		National Australia Bank Ltd	441,438
83,835		Orica Ltd	1,362,063
28,223		Sonic Healthcare Ltd	363,189
939,763	e	SP AusNet	996,190
594,692		Telstra Corp Ltd	2,664,633
3,690		Wesfarmers Ltd	134,491
446,576		Westfield Group	4,504,044
311,668		Westfield Retail Trust	842,370
396,658		Westpac Banking Corp	11,003,593
123,894		Woodside Petroleum Ltd	4,183,614
204,540		Woolworths Ltd	6,125,257
		TOTAL AUSTRALIA	68,895,916

AUSTRIA - 0.4%
77,055	*,e,m	Immoeast AG.	0
52,562		OMV AG.	2,325,274
43,944		Voestalpine AG.	1,685,846
		TOTAL AUSTRIA	4,011,120

BELGIUM - 1.2%
37,130		Ageas	1,487,253
91,860		InBev NV	8,833,377
19,476		Telenet Group Holding NV	942,991
		TOTAL BELGIUM	11,263,621

CHINA - 0.1%
143,500	e	AAC Technologies Holdings, Inc	667,722
		TOTAL CHINA	667,722

DENMARK - 0.8%
127		AP Moller - Maersk AS (Class A)	939,233
203		AP Moller - Maersk AS (Class B)	1,591,857
28,476		Novo Nordisk AS (Class B)	4,831,409
1,242		TrygVesta AS	112,576
		TOTAL DENMARK	7,475,075

83

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

FINLAND - 0.9%
60,766		Kone Oyj (Class B)	$4,525,741
43,195	e	Neste Oil Oyj	624,170
57,369		OKO Bank (Class A)	993,656
301,135		Stora Enso Oyj (R Shares)	2,234,002
		TOTAL FINLAND	8,377,569

FRANCE - 9.9%
39,573		Atos Origin S.A.	2,976,896
558,160		AXA S.A.	12,302,638
37,548		BNP Paribas	2,434,509
113,200	e	Cap Gemini S.A.	6,191,338
45,639		Electricite de France	1,337,817
35,715		Gaz de France	749,097
1,943		Imerys S.A.	128,465
70,844	e	Lafarge S.A.	4,531,818
91,084		Michelin (C.G.D.E.) (Class B)	9,133,661
71,281	e	Publicis Groupe S.A.	5,750,657
125,363		Renault S.A.	9,877,282
108,641		Safran S.A.	6,379,884
46,863		Sanofi-Aventis	4,905,793
69,960		SCOR	2,229,416
37,154		Thales S.A.	1,913,286
151,343	*	Total S.A.	8,064,826
203,467		Vinci S.A.	11,005,704
		TOTAL FRANCE	89,913,087

GERMANY - 8.9%
91,034		Allianz AG.	14,185,955
132,730		BASF AG.	11,763,653
24,698		Bayer AG.	2,870,769
11,386		Bayerische Motoren Werke AG.	1,114,448
68,606		Continental AG.	10,803,318
7,343		Daimler AG. (Reg)	509,395
424,633		Deutsche Lufthansa AG.	8,509,528
15,494		E.ON AG.	263,074
38,361		Hannover Rueckversicherung AG.	2,849,169
15,041		Kabel Deutschland Holding AG.	1,693,417
58,409		Muenchener Rueckver AG.	11,598,435
65,783	e	ProSiebenSat.1 Media AG.	2,693,660
29,831		SAP AG.	2,185,760
55,950		Siemens AG.	6,145,058
247,601		Telefonica Deutschland Holding AG.	1,695,926
55,587		United Internet AG.	1,815,667
614		Volkswagen AG.	139,529
		TOTAL GERMANY	80,836,761

HONG KONG - 2.8%
45,200	e	Bank of East Asia Ltd	169,437
198,000	*,e	Galaxy Entertainment Group Ltd	1,042,147

84

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

737,600		Henderson Land Development Co Ltd	$4,593,876
389,500		Hong Kong Electric Holdings Ltd	3,496,785
260,000		Hysan Development Co Ltd	1,103,220
2,568,000		Noble Group Ltd	1,804,254
696,000		Sino Land Co	981,884
1,348,000		SJM Holdings Ltd	3,375,235
161,563		Sun Hung Kai Properties Ltd	2,153,720
760,000		Wharf Holdings Ltd	6,530,052
		TOTAL HONG KONG	25,250,610

INDIA - 0.1%
60,601		Vedanta Resources plc	1,072,858
		TOTAL INDIA	1,072,858

IRELAND - 0.1%
6,831		CRH plc	143,553
21,900		Ryanair Holdings plc (ADR)	1,128,288
		TOTAL IRELAND	1,271,841

ISRAEL - 0.5%
116,580		Bank Hapoalim Ltd	557,481
74,760	*	Bank Leumi Le-Israel	250,823
232,473		Bezeq Israeli Telecommunication Corp Ltd	375,520
343		Delek Group Ltd	96,321
43,716		Israel Chemicals Ltd	348,602
41	*	Israel Corp Ltd	19,221
3,562	*	Mellanox Technologies Ltd	160,650
3,176		Nice Systems Ltd	122,929
60,612		Teva Pharmaceutical Industries Ltd	2,408,937
		TOTAL ISRAEL	4,340,484

ITALY - 1.7%
283,582		Autostrade S.p.A.	5,398,792
455,976		ENI S.p.A.	10,071,197
2,946		Exor S.p.A.	97,121
		TOTAL ITALY	15,567,110

JAPAN - 21.3%
40,200	e	Aeon Co Ltd	552,513
104,300		Aisin Seiki Co Ltd	4,131,798
29,700		Alfresa Holdings Corp	1,473,381
724,000		Aozora Bank Ltd	2,236,582
24,000		Asahi Kasei Corp	151,781
87,600		Canon, Inc	2,701,948
48,500		Central Japan Railway Co	5,941,316
123,700		Chubu Electric Power Co, Inc	1,715,063
394,000		Dai Nippon Printing Co Ltd	3,506,174
97,000		Daicel Chemical Industries Ltd	834,899
219,000	*,e	Daihatsu Motor Co Ltd	4,813,705
30,300		Daiichi Sankyo Co Ltd	493,087
2,900		Daito Trust Construction Co Ltd	264,985

85

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

290,000	*	Daiwa Securities Group, Inc	$2,460,126
30,200		Denso Corp	1,370,829
10,400		East Japan Railway Co	836,705
15,000	e	FamilyMart Co Ltd	661,869
735,000	*	Fuji Electric Holdings Co Ltd	2,745,972
116,300		Fuji Folms Holdings Corp	2,548,195
51,000		Fuji Heavy Industries Ltd	1,255,697
15,800	*,e	Gree, Inc	128,130
460	*,e	GungHo Online Entertainment Inc	374,499
250,000		Hino Motors Ltd	3,831,152
99,600		Hitachi Construction Machinery Co Ltd	1,959,439
867,000		Hitachi Ltd	5,808,172
19,500		Hokuriku Electric Power Co	281,216
82,500		Honda Motor Co Ltd	3,055,887
204,200	*	Hoya Corp	4,400,840
209,000		Isuzu Motors Ltd	1,481,892
159	*	Japan Retail Fund Investment Corp	313,092
204,500		Japan Tobacco, Inc	7,139,264
14,000		JGC Corp	493,467
419,000		Kajima Corp	1,472,446
194,000		Kaneka Corp	1,311,887
57,100		KDDI Corp	3,159,294
208,000		Kirin Brewery Co Ltd	3,075,304
149,200		Komatsu Ltd	3,321,707
234,400		Kuraray Co Ltd	3,196,894
87,500		Mediceo Paltac Holdings Co Ltd	1,085,347
211,000		Mitsubishi Heavy Industries Ltd	1,132,927
633,000		Mitsubishi Materials Corp	2,226,655
299,400		Mitsubishi UFJ Financial Group, Inc	1,857,180
31,600		Mitsui Sumitomo Insurance Group Holdings, Inc	817,848
245,000		Mitsui Trust Holdings, Inc	1,126,771
4,905,900		Mizuho Financial Group, Inc	10,203,390
141,900		Namco Bandai Holdings, Inc	2,295,666
136,800	*	Nexon Co Ltd	1,727,026
33	*	Nippon Building Fund, Inc	358,690
71,000		Nippon Electric Glass Co Ltd	381,379
729,000		Nippon Express Co Ltd	3,440,397
73,700		Nippon Telegraph & Telephone Corp	3,718,199
243,100		Nissan Motor Co Ltd	2,538,494
83,100		NOK Corp	1,321,884
451,200	*	Nomura Holdings, Inc	3,427,887
8,500		Nomura Research Institute Ltd	278,188
1,122		NTT DoCoMo, Inc	1,708,894
692,000		OJI Paper Co Ltd	2,948,098
124,600	*	ORIX Corp	1,849,209
355,000		Osaka Gas Co Ltd	1,502,574
116,900		Otsuka Holdings KK	3,773,603
16,400		Park24 Co Ltd	301,913
115,900		Resona Holdings, Inc	575,070
102,000		Ricoh Co Ltd	1,145,073
26,300		Secom Co Ltd	1,447,551
70,000		Sekisui Chemical Co Ltd	701,717

86

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

202,000		Sekisui House Ltd	$2,606,321
20,700		Seven & I Holdings Co Ltd	779,797
94,000		Shionogi & Co Ltd	1,906,817
27,900		Softbank Corp	1,770,991
43,500	*	Sony Corp	913,281
258,300		Sumitomo Mitsui Financial Group, Inc	11,800,749
165,600	e	Sumitomo Rubber Industries, Inc	2,755,662
8,100		Sysmex Corp	522,362
259,900		T&D Holdings, Inc	3,282,619
15,200		Taisho Pharmaceutical Holdings Co Ltd	1,035,364
17,100		Tanabe Seiyaku Co Ltd	230,349
3,000		Terumo Corp	151,688
508,000		Tokyo Gas Co Ltd	2,792,407
162,000		Tokyu Corp	1,052,179
230,000		TonenGeneral Sekiyu KK	2,224,280
180,000		Toppan Printing Co Ltd	1,221,559
92,000		Toto Ltd	937,914
107,500		Toyo Seikan Kaisha Ltd	1,776,328
36,400		Toyoda Gosei Co Ltd	893,543
207,000	*	Toyota Motor Corp	12,596,084
22,100	e	Tsumura & Co	629,518
68,300		West Japan Railway Co	2,884,014
		TOTAL JAPAN	194,156,663

MACAU - 0.2%
731,600		MGM China Holdings Ltd	2,108,131
		TOTAL MACAU	2,108,131

MEXICO - 0.0%
17,693		Fresnillo plc	277,843
		TOTAL MEXICO	277,843

NETHERLANDS - 4.3%
29,546		Heineken Holding NV	1,853,395
439,309		Koninklijke Ahold NV	7,237,542
270,314		Royal Dutch Shell plc (A Shares)	9,223,428
217,653		Royal Dutch Shell plc (B Shares)	7,698,474
251,591		Unilever NV	10,094,193
72,596		Ziggo NV	2,889,373
		TOTAL NETHERLANDS	38,996,405

NEW ZEALAND - 0.1%
719,534		Telecom Corp of New Zealand Ltd	1,294,096
		TOTAL NEW ZEALAND	1,294,096

NORWAY - 1.2%
192,583		Telenor ASA	4,265,076
138,609		Yara International ASA	6,220,433
		TOTAL NORWAY	10,485,509

87

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

SINGAPORE - 1.5%
965,000		ComfortDelgro Corp Ltd	$1,518,940
243,000		DBS Group Holdings Ltd	3,188,868
251,000		Keppel Corp Ltd	2,043,101
418,000		Oversea-Chinese Banking Corp	3,470,297
32,000	e	Singapore Airlines Ltd	254,413
309,000		Singapore Exchange Ltd	1,852,637
18,000		United Overseas Bank Ltd	303,645
203,000		United Overseas Land Ltd	1,115,000
		TOTAL SINGAPORE	13,746,901

SPAIN - 2.9%
255,933		Abertis Infraestructuras S.A. (Continuous)	4,752,402
20,813		Banco Bilbao Vizcaya Argentaria S.A.	197,369
143,230		Banco Santander Central Hispano S.A.	1,047,857
604,752		Distribuidora Internacional de Alimentacion S.A.	5,004,455
237,697		Enagas	5,873,812
347,111		Gas Natural SDG S.A.	7,066,965
113,214		Repsol YPF S.A.	2,713,411
		TOTAL SPAIN	26,656,271

SWEDEN - 3.0%
271,255		Ericsson (LM) (B Shares)	3,206,317
291,198		Nordea Bank AB	3,691,088
673,139		Skandinaviska Enskilda Banken AB (Class A)	7,430,383
279,689		Swedbank AB (A Shares)	6,741,977
11,011		Swedish Match AB	411,826
754,039		TeliaSonera AB	5,453,832
		TOTAL SWEDEN	26,935,423

SWITZERLAND - 8.8%
31,291		Actelion Ltd	2,079,496
227,104		Glencore International AG.	959,094
248,479		Nestle S.A.	16,817,704
279,759		Novartis AG.	20,110,969
87,495		Roche Holding AG.	21,531,555
24,028		Swiss Life Holding	4,311,838
118,191		Swiss Re Ltd	9,423,607
7,771		Swisscom AG.	3,473,960
2,055		Syngenta AG.	812,572
27,588		UBS AG. (Switzerland)	543,236
		TOTAL SWITZERLAND	80,064,031

UNITED KINGDOM - 20.0%
635,841		Aberdeen Asset Management plc	3,721,562
63,413		Admiral Group plc	1,353,970
124,692		ARM Holdings plc	1,673,150
219,156		AstraZeneca plc (ADR)	11,115,592
959,559		BAE Systems plc	6,507,481
929,416		Barclays plc	4,060,603

88

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

6,354		BG Group plc	$114,576
461,447		BHP Billiton plc	13,208,668
387,411		BP plc (ADR)	16,054,312
123,589		British American Tobacco plc	6,593,074
248,197		British Sky Broadcasting plc	3,126,721
1,593,812		BT Group plc	8,246,673
182,472		Centrica plc	1,084,830
168,491		Cobham plc	738,172
54,485		Croda International plc	2,080,974
299,745		Diageo plc	9,393,653
750,905		GKN plc	3,993,531
226,993		GlaxoSmithKline plc	5,807,305
991,216		HSBC Holdings plc	11,253,725
73,184		IMI plc	1,528,593
534,819	*,e	International Consolidated Airlines	2,372,273
586,989		J Sainsbury plc	3,517,550
2,045,327		Legal & General Group plc	6,002,089
42,692		London Stock Exchange Group plc	1,018,738
644,108		National Grid plc	7,697,947
45,077		Next plc	3,421,344
1,780,888		Old Mutual plc	5,259,525
583,075		Prudential plc	10,355,300
145,826		Reckitt Benckiser Group plc	10,381,433
358,667		Reed Elsevier plc	4,642,524
236,140		Rolls-Royce Group plc	4,210,162
207,095		Tate & Lyle plc	2,645,516
38,556		Unilever plc	1,565,700
214,643		Vodafone Group plc (ADR)	6,428,558
18,118		Weir Group plc	592,753
16,445		William Hill plc	121,681
		TOTAL UNITED KINGDOM	181,890,258

UNITED STATES - 0.4%
65,000	d	iShares MSCI EAFE Index Fund	3,924,050
		TOTAL UNITED STATES	3,924,050

		TOTAL COMMON STOCKS	899,479,355
		(Cost $803,578,572)

RIGHTS / WARRANTS - 0.0%
AUSTRALIA - 0.0%
9,329	e	ALS Ltd	5,786
		TOTAL AUSTRALIA	5,786

SPAIN - 0.0%
165,117	e	Banco Santander S.A.	36,605
		TOTAL SPAIN	36,605

		TOTAL RIGHTS / WARRANTS	42,391
		(Cost $32,370)

89

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

SHORT-TERM INVESTMENTS - 2.0%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.0%
18,631,110	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$18,631,110
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	18,631,110
		TOTAL SHORT-TERM INVESTMENTS	18,631,110
		(Cost $18,631,110)

		TOTAL INVESTMENTS - 100.7%	918,152,856
		(Cost $822,242,052)
		OTHER ASSETS & LIABILITIES, NET - (0.7)%	(6,708,952)
		NET ASSETS - 100.0%	$911,443,904

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of this security has been segregated to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $17,921,608.
m	Indicates a security that has been deemed illiquid.
90

TIAA-CREF LIFE FUNDS - Enhanced International Equity Index Fund

TIAA-CREF FUNDS
ENHANCED INTERNATIONAL EQUITY INDEX FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
July 31, 2013

SECTOR	VALUE	% OF NET ASSETS
FINANCIALS	$230,253,381	25.3%
INDUSTRIALS	113,959,162	12.5
CONSUMER DISCRETIONARY	107,222,132	11.8
CONSUMER STAPLES	103,530,278	11.4
HEALTH CARE	90,204,068	9.9
MATERIALS	70,462,161	7.7
ENERGY	63,393,883	7.0
TELECOMMUNICATION SERVICES	47,145,025	5.2
INFORMATION TECHNOLOGY	38,493,879	4.2
UTILITIES	34,857,777	3.8
SHORT - TERM INVESTMENTS	18,631,110	2.0
OTHER ASSETS & LIABILITIES, NET	(6,708,952)	(0.7)

NET ASSETS	$911,443,904	100.0%

91

TIAA-CREF FUNDS - Global Natural Resources Fund

TIAA-CREF FUNDS

GLOBAL NATURAL RESOURCES FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 96.3%

AUSTRALIA - 6.4%
338,189		BHP Billiton Ltd	$10,573,383
1,560,165	e	Fortescue Metals Group Ltd	5,122,319
332,203	e	Iluka Resources Ltd	3,284,896
90,964		Newcrest Mining Ltd	1,001,957
		TOTAL AUSTRALIA	19,982,555

CANADA - 4.1%
15,936		Agrium, Inc (Toronto)	1,352,023
771,042	*	Ainsworth Lumber Co Ltd	2,552,374
47,777		Imperial Oil Ltd	2,049,978
47,000		Saputo, Inc	2,174,511
45,547	*	Tourmaline Oil Corp	1,755,628
50,867	e	Vermilion Energy Trust	2,728,325
		TOTAL CANADA	12,612,839

CHINA - 2.3%
700,000		China Oilfield Services Ltd	1,573,933
700,000	*	China Shenhua Energy Co Ltd	2,020,473
1,185,000		CNOOC Ltd	2,141,684
2,210,000		Zhaojin Mining Industry Co Ltd	1,483,685
		TOTAL CHINA	7,219,775

COLOMBIA - 1.0%
66,300	e	Ecopetrol S.A. (ADR)	3,022,617
		TOTAL COLOMBIA	3,022,617

GERMANY - 0.9%
38,938		Fuchs Petrolub AG. (Preference)	2,905,627
		TOTAL GERMANY	2,905,627

INDIA - 1.4%
197,777	*	Britannia Industries Ltd	2,273,923
82,566		Kaveri Seed Co Ltd	2,027,653
		TOTAL INDIA	4,301,576

INDONESIA - 2.4%
10,322,000		PT Charoen Pokphand Indonesia Tbk	4,315,064
5,279,000		PT Perusahaan Gas Negara	3,031,619
		TOTAL INDONESIA	7,346,683

JAPAN - 2.0%
59,400		JFE Holdings, Inc	1,339,805
1,336,000		Nippon Steel Corp	3,876,040
224,000	e	OJI Paper Co Ltd	954,298
		TOTAL JAPAN	6,170,143
92

TIAA-CREF FUNDS - Global Natural Resources Fund

SHARES		COMPANY	VALUE

KOREA, REPUBLIC OF - 0.6%
6,962		Korea Zinc Co Ltd	$1,780,619
		TOTAL KOREA, REPUBLIC OF	1,780,619

MALAYSIA - 1.6%
411,400		Kuala Lumpur Kepong BHD	2,688,557
290,700		Petronas Dagangan BHD	2,401,591
		TOTAL MALAYSIA	5,090,148

MEXICO - 2.4%
245,683		Fresnillo plc	3,858,100
1,077,700		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	3,543,747
		TOTAL MEXICO	7,401,847

NORWAY - 1.0%
66,201		Yara International ASA	2,970,939
		TOTAL NORWAY	2,970,939

POLAND - 1.2%
106,273		KGHM Polska Miedz S.A.	3,682,538
		TOTAL POLAND	3,682,538

RUSSIA - 0.8%
22,557		NovaTek OAO (GDR)	2,616,936
		TOTAL RUSSIA	2,616,936

SOUTH AFRICA - 1.2%
52,182		Assore Ltd	1,759,587
45,622	e	Kumba Iron Ore Ltd	2,020,248
		TOTAL SOUTH AFRICA	3,779,835

SWITZERLAND - 5.0%
39,587		Syngenta AG.	15,653,174
		TOTAL SWITZERLAND	15,653,174

TURKEY - 1.1%
252,793		Koza Altin Isletmeleri AS	3,484,982
		TOTAL TURKEY	3,484,982

UKRAINE - 0.6%
102,575		MHP SA (GDR)	1,824,809
		TOTAL UKRAINE	1,824,809

UNITED ARAB EMIRATES - 1.0%
336,671		Dragon Oil plc	3,167,151
		TOTAL UNITED ARAB EMIRATES	3,167,151
93

TIAA-CREF FUNDS - Global Natural Resources Fund

SHARES		COMPANY	VALUE

UNITED KINGDOM - 9.3%
291,699		Antofagasta plc	$3,913,040
261,695		BG Group plc	4,718,926
419,128		BHP Billiton plc	11,997,310
182,960		Rio Tinto plc	8,233,252
		TOTAL UNITED KINGDOM	28,862,528

UNITED STATES - 50.0%
43,476		Alliance Holdings GP LP	2,762,900
34,445		Anadarko Petroleum Corp	3,049,071
177,852		Archer Daniels Midland Co	6,486,262
64,245		Ball Corp	2,877,534
52,214		Cabot Oil & Gas Corp	3,958,865
33,083		CF Industries Holdings, Inc	6,484,599
106,264		Chevron Corp	13,377,575
35,988		Cimarex Energy Co	2,750,563
199,082	e	Cliffs Natural Resources, Inc	3,884,090
71,777	*	Cobalt International Energy, Inc	2,070,766
9,148		Compass Minerals International, Inc	691,589
14,708	*	Concho Resources, Inc	1,319,161
70,496		ConocoPhillips	4,572,371
70,247		Consol Energy, Inc	2,179,764
45,213	*	Continental Resources, Inc	4,173,160
19,619		Core Laboratories NV	2,935,002
34,808		EOG Resources, Inc	5,064,216
22,481		Equitable Resources, Inc	1,944,606
121,105		Exxon Mobil Corp	11,353,594
48,172		FMC Corp	3,187,060
448,621	*	Graphic Packaging Holding Co	3,858,141
40,295		International Paper Co	1,946,651
54,434		Kapstone Paper and Packaging Corp	2,397,818
42,156		LyondellBasell Industries AF S.C.A	2,896,539
59,777		Magellan Midstream Partners LP	3,268,606
157,541		Monsanto Co	15,561,900
60,110		Mosaic Co	2,469,920
14,196		NewMarket Corp	3,869,262
167,537		Newmont Mining Corp	5,026,110
75,946	*	Oasis Petroleum, Inc	3,192,770
57,527		Occidental Petroleum Corp	5,122,779
74,213		Packaging Corp of America	3,991,917
25,793		Pioneer Natural Resources Co	3,991,725
20,000		Plum Creek Timber Co, Inc	975,600
31,638		Potlatch Corp	1,393,021
36,222		Rayonier, Inc	2,116,814
6,568		Rock-Tenn Co (Class A)	751,051
156,978		Southern Copper Corp (NY)	4,092,416
27,896		Tractor Supply Co	3,379,042
		TOTAL UNITED STATES	155,424,830

		TOTAL COMMON STOCKS	299,302,151
		(Cost $287,544,954)
94

TIAA-CREF FUNDS - Global Natural Resources Fund

SHARES		COMPANY	VALUE

SHORT-TERM INVESTMENTS - 6.3%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 6.3%
19,494,295	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$19,494,295
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	19,494,295
		TOTAL SHORT-TERM INVESTMENTS	19,494,295
		(Cost $19,494,295)

		TOTAL INVESTMENTS - 102.6%	318,796,446
		(Cost $307,039,249)
		OTHER ASSETS & LIABILITIES, NET - (2.6)%	(8,028,333)
		NET ASSETS - 100.0%	$310,768,113

Abbreviation(s):
ADR American Depositary Receipt
GDR Global Depositary Receipt

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $18,701,097.
95

TIAA-CREF LIFE FUNDS - Global Natural Resources Fund

TIAA-CREF FUNDS

GLOBAL NATURAL RESOURCES FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

July 31, 2013

		% OF
SECTOR	VALUE	NET ASSETS
MATERIALS	$157,786,793	50.8%
ENERGY	105,284,736	33.9
CONSUMER STAPLES	25,334,526	8.2
FINANCIALS	4,485,435	1.4
CONSUMER DISCRETIONARY	3,379,042	1.1
UTILITIES	3,031,619	1.0
SHORT - TERM INVESTMENTS	19,494,295	6.3
OTHER ASSETS & LIABILITIES, NET	(8,028,333)	(2.6)

NET ASSETS	$310,768,113	100.0%

96

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.0%

FRANCE - 12.8%
113,463		Atos Origin S.A.	$8,535,303
1,967,098		BNP Paribas	127,541,207
680,044	*	Compagnie Generale d’Optique Essilor International S.A.	76,108,477
974,231	e	Faurecia	25,716,791
142,480		Nexity	5,628,310
1,899,949		Renault S.A.	149,695,941
362,123		Rexel S.A.	8,807,688
56,804	e	Technip S.A.	6,267,668
286,255		Vinci S.A.	15,483,778
		TOTAL FRANCE	423,785,163

GERMANY - 15.1%
1,334,770		Bayer AG.	155,146,822
286,655		Continental AG.	45,139,276
1,304,697		Deutsche Post AG.	36,484,560
1,341,525	*	Evonik Industries AG.	46,544,911
746,913		Henkel KGaA (Preference)	73,009,986
10,639,813		Infineon Technologies AG.	94,416,581
801,465	e	Lanxess AG.	50,166,799
		TOTAL GERMANY	500,908,935

HONG KONG - 0.3%
2,907,000	e	Hang Lung Properties Ltd	9,410,318
18,477	e	Hong Kong Exchanges and Clearing Ltd	287,087
		TOTAL HONG KONG	9,697,405

INDIA - 4.1%
180,702		Eicher Motors Ltd	10,369,451
5,417,537		HDFC Bank Ltd	54,349,869
3,462,530		IndusInd Bank Ltd	22,046,195
7,021,660	*	Mahindra & Mahindra Financial Services Ltd	26,989,148
10,631,527	*	Mundra Port and Special Economic Zone Ltd	21,889,289
		TOTAL INDIA	135,643,952

INDONESIA - 0.7%
38,218,500		PT Indofood Sukses Makmur Tbk	24,122,205
		TOTAL INDONESIA	24,122,205

ITALY - 0.6%
3,450,281		UniCredit S.p.A	18,846,486
		TOTAL ITALY	18,846,486
97

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

JAPAN - 16.1%
2,243,400		Asics Corp	$37,685,139
1,161,000		Canon, Inc	35,810,065
60,000		Daikin Industries Ltd	2,492,800
1,010,000		Daiwa House Industry Co Ltd	18,549,434
277,858		Denso Corp	12,612,445
319,100	*	Don Quijote Co Ltd	16,690,021
4,950	*	Fanuc Ltd	749,492
98,700	e	Fast Retailing Co Ltd	33,709,331
5,017,000		Hitachi Ltd	33,609,688
35,997		Kao Corp	1,152,702
26,830		Komatsu Ltd	597,328
11,391,000	*	Mazda Motor Corp	47,460,672
33,257		Mitsubishi Corp	605,907
250,984		Mitsubishi Electric Corp	2,433,862
377,000		Mitsubishi Heavy Industries Ltd	2,024,235
1,288,347		Mitsubishi UFJ Financial Group, Inc	7,991,624
25,000		Mitsui Trust Holdings, Inc	114,977
60,947		Nomura Holdings, Inc	463,031
4,264,275	*,e	Olympus Corp	130,333,080
844,100		Rohm Co Ltd	32,541,363
606,250		Shin-Etsu Chemical Co Ltd	37,769,632
24,050		Sony Corp	504,929
76,150		Sumitomo Corp	1,017,690
8,971,000		Sumitomo Heavy Industries Ltd	41,625,766
17,000		Sumitomo Metal Mining Co Ltd	221,584
14,000		Suruga Bank Ltd	248,458
523,700		Toyota Motor Corp	31,867,484
67,100		United Arrows Ltd	3,033,479
		TOTAL JAPAN	533,916,218

MACAU - 1.5%
17,976,400	e	Wynn Macau Ltd	50,926,133
		TOTAL MACAU	50,926,133

MEXICO - 0.1%
335,800	e	Grupo Financiero Banorte S.A. de C.V.	2,133,462
		TOTAL MEXICO	2,133,462

NETHERLANDS - 2.4%
7,611,988	*	ING Groep NV	77,695,104
11,200		Royal Dutch Shell plc (A Shares)	382,157
		TOTAL NETHERLANDS	78,077,261

PORTUGAL - 0.3%
476,190		Jeronimo Martins SGPS S.A.	9,408,188
		TOTAL PORTUGAL	9,408,188

SINGAPORE - 0.3%
7,765,000	e	Genting International plc	8,099,063
		TOTAL SINGAPORE	8,099,063
98

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

SWEDEN - 8.4%
674,346		Assa Abloy AB (Class B)			$29,898,107
7,074,475	e	SKF AB (B Shares)			196,352,968
2,932,817		Trelleborg AB (B Shares)			51,582,648
		TOTAL SWEDEN			277,833,723

SWITZERLAND - 13.5%
2,181,744	e	Adecco S.A.			138,713,926
125,954		Burckhardt Compression Holding AG.			50,289,052
6,084,466		Clariant AG.			95,117,275
1,116,643	e	Holcim Ltd			80,779,945
534,742		Novartis AG.			38,440,871
189,136		Swatch Group AG. Reg			19,530,589
1,204,982		UBS AG. (Switzerland)			23,727,324
		TOTAL SWITZERLAND			446,598,982

UNITED KINGDOM - 21.8%
100,259	*	Afren plc			207,569
1,385,179		Barclays plc			6,051,825
217,976		BG Group plc			3,930,578
5,363,285		British Sky Broadcasting plc			67,565,272
3,396,329		Drax Group plc			33,180,359
6,485,563	*	Filtrona plc			76,513,866
106,553,953	*	Lloyds TSB Group plc			110,940,412
37,304,713	e	Man Group plc			45,383,502
12,579,824	*	Ocado Ltd			58,846,465
813,754		Reckitt Benckiser Group plc			57,931,594
4,561,132		Reed Elsevier plc			59,038,514
24,368		Rio Tinto plc			1,096,567
12,490,466		Tate & Lyle plc			159,558,286
1,309,073		Travis Perkins plc			33,872,814
143,070		Whitbread plc			7,036,403
		TOTAL UNITED KINGDOM			721,154,026

		TOTAL COMMON STOCKS			3,241,151,202
		(Cost $2,928,104,940)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 4.6%
TREASURY DEBT - 0.2%
$5,000,000		United States Treasury Bill	0.020%	08/08/13	4,999,981
		TOTAL TREASURY DEBT			4,999,981
99

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 4.4%
146,952,807	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust	$146,952,807
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	146,952,807
		TOTAL SHORT-TERM INVESTMENTS	151,952,788
		(Cost $151,952,788)

		TOTAL INVESTMENTS - 102.6%	3,393,103,990
		(Cost $3,080,057,728)
		OTHER ASSETS & LIABILITIES, NET - (2.6)%	(84,939,250)
		NET ASSETS - 100.0%	$3,308,164,740

*	Non-income producing.
a	Affiliated holding.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $140,533,388.
100

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

July 31, 2013

SECTOR	VALUE	% OF NET ASSETS
CONSUMER DISCRETIONARY	$680,786,257	20.6%
INDUSTRIALS	645,291,361	19.5
FINANCIALS	552,769,463	16.7
HEALTH CARE	400,029,250	12.1
MATERIALS	388,210,579	11.7
CONSUMER STAPLES	325,182,961	9.8
INFORMATION TECHNOLOGY	204,913,000	6.2
UTILITIES	33,180,359	1.0
ENERGY	10,787,972	0.3
SHORT - TERM INVESTMENTS	151,952,788	4.6
OTHER ASSETS & LIABILITIES, NET	(84,939,250)	(2.6)

NET ASSETS	$3,308,164,740	100.0%
101

TIAA-CREF FUNDS - International Opportunities Fund

TIAA-CREF FUNDS

INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.9%

AUSTRALIA - 3.4%
85,534		Australia & New Zealand Banking Group Ltd	$2,285,271
95,228		BHP Billiton Ltd	2,977,276
105,628	e	Iluka Resources Ltd	1,044,473
34,003		National Australia Bank Ltd	954,120
246,028		Westfield Group	2,481,372
		TOTAL AUSTRALIA	9,742,512

BELGIUM - 0.8%
39,420		UCB S.A.	2,269,831
		TOTAL BELGIUM	2,269,831

BRAZIL - 2.8%
405,300		Anhanguera Educacional Participacoes S.A.	2,457,010
239,000		BTG Pactual Participations Ltd	2,887,255
62,200		Cia Brasileira de Distribuicao Grupo Pao de Acucar	2,758,901
		TOTAL BRAZIL	8,103,166

CANADA - 5.6%
43,533		Barrick Gold Corp (Canada)	720,534
53,982	*	BRP, Inc	1,451,643
23,181		Canadian National Railway Co	2,316,972
44,823		Dollarama, Inc	3,235,059
32,722	e	Royal Bank of Canada (Toronto)	2,044,050
81,662		Suncor Energy, Inc	2,580,809
31,180		Toronto-Dominion Bank	2,627,729
28,950	*	Tourmaline Oil Corp	1,115,890
		TOTAL CANADA	16,092,686

CHINA - 2.6%
2,643,000	e	China Everbright International Ltd	2,406,401
1,490,000	e	Prince Frog International Holdings Ltd	975,511
59,800		Tencent Holdings Ltd	2,707,027
3,401,000	*	Xinchen China Power Holdings Ltd	1,204,688
		TOTAL CHINA	7,293,627

DENMARK - 1.3%
21,650		Novo Nordisk AS (Class B)	3,673,269
		TOTAL DENMARK	3,673,269

FINLAND - 0.6%
133,193	e	Outotec Oyj	1,616,035
		TOTAL FINLAND	1,616,035

102

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

FRANCE - 4.7%
51,771		BNP Paribas	$3,356,689
173,897	*	GameLoft	1,408,884
11,639		L’Oreal S.A.	1,951,062
12,113		Remy Cointreau S.A.	1,254,367
21,650		Technip S.A.	2,388,829
62,458		Teleperformance	3,027,621
		TOTAL FRANCE	13,387,452

GERMANY - 2.9%
20,351		Allianz AG.	3,171,325
32,712		Beiersdorf AG.	3,025,012
72,371		Wirecard AG.	2,232,197
		TOTAL GERMANY	8,428,534

HONG KONG - 2.1%
730,200		AIA Group Ltd	3,456,283
536,000		Link Real Estate Investment Trust	2,617,231
		TOTAL HONG KONG	6,073,514

INDIA - 0.6%
32,216	*,e	iPath MSCI India Index ETN	1,673,621
		TOTAL INDIA	1,673,621

INDONESIA - 1.6%
18,487,000		PT Express Transindo Utama Tbk	2,841,993
14,348,000	*	PT Lippo Karawaci Tbk	1,784,737
		TOTAL INDONESIA	4,626,730

IRELAND - 2.8%
121,075		CRH plc	2,544,382
32,712		Paddy Power plc	2,647,224
141,428		Smurfit Kappa Group plc	2,860,212
		TOTAL IRELAND	8,051,818

ISRAEL - 0.8%
54,355		Teva Pharmaceutical Industries Ltd (ADR)	2,157,894
		TOTAL ISRAEL	2,157,894

ITALY - 3.9%
100,723		Brunello Cucinelli S.p.A	2,729,488
168,490		De’Longhi S.p.A.	2,691,347
101,091		Lottomatica S.p.A.	2,806,099
107,424	*	Yoox S.p.A	2,821,871
		TOTAL ITALY	11,048,805

JAPAN - 14.0%
471,000		Aozora Bank Ltd	1,455,014
86,400		Bridgestone Corp	3,059,147
246,000		Daiwa Securities Group, Inc	2,086,865
119,000		Fuji Heavy Industries Ltd	2,929,959
103

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

41,900	e	Jin Co Ltd	$1,665,685
74,600		Komatsu Ltd	1,660,854
517,000	*	Mitsui OSK Lines Ltd	1,988,028
92,100	e	MonotaRO Co Ltd	2,130,885
204,000		Okasan Holdings, Inc	1,758,380
12,800		Oriental Land Co Ltd	2,082,751
192,200	*,e	ORIX Corp	2,852,472
136,000		Park24 Co Ltd	2,503,669
55,100		Sanrio Co Ltd	2,684,010
53,300		Seria Co Ltd	1,703,256
56,200		Sumitomo Mitsui Financial Group, Inc	2,567,565
91,500		Toyota Motor Corp	5,567,834
182,600		Wacom Co Ltd	1,471,072
		TOTAL JAPAN	40,167,446

KOREA, REPUBLIC OF - 2.4%
22,032		Medy-Tox, Inc	2,300,700
4,117		Samsung Electronics Co Ltd	4,691,389
		TOTAL KOREA, REPUBLIC OF	6,992,089

MACAU - 0.7%
699,600		Wynn Macau Ltd	1,981,928
		TOTAL MACAU	1,981,928

MALAYSIA - 0.6%
1,377,600	*	IHH Healthcare BHD	1,697,794
		TOTAL MALAYSIA	1,697,794

NETHERLANDS - 4.1%
43,533		DSM NV	3,059,458
23,181		Gemalto NV	2,427,680
316,771	*	ING Groep NV	3,233,263
91,192		Royal Dutch Shell plc (A Shares)	3,111,577
		TOTAL NETHERLANDS	11,831,978

NORWAY - 3.4%
38,120	*	Algeta ASA	1,558,249
232,380		DNB NOR Holding ASA	3,865,742
45,089	*	Norwegian Air Shuttle AS	2,007,314
171,597		Petroleum Geo-Services ASA	2,306,160
		TOTAL NORWAY	9,737,465

PANAMA - 1.0%
19,787		Copa Holdings S.A. (Class A)	2,753,757
		TOTAL PANAMA	2,753,757

PHILIPPINES - 1.9%
37,012,200	*	Megaworld Corp	2,757,696
6,707,100		SM Prime Holdings	2,710,078
		TOTAL PHILIPPINES	5,467,774
104

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

POLAND - 1.0%
156,504		Eurocash S.A.	$2,913,456
		TOTAL POLAND	2,913,456

RUSSIA - 1.6%
210,730		Gazprom OAO (ADR)	1,628,436
52,222		Magnit OAO (GDR)	3,004,501
		TOTAL RUSSIA	4,632,937

SINGAPORE - 0.9%
2,475,000	e	Genting International plc	2,581,478
		TOTAL SINGAPORE	2,581,478

SOUTH AFRICA - 0.7%
570,829		Life Healthcare Group Holdings Pte Ltd	2,080,049
		TOTAL SOUTH AFRICA	2,080,049

SPAIN - 1.9%
87,662		Amadeus IT Holding S.A.	3,014,900
237,975		Prosegur Cia de Seguridad S.A.	1,227,574
27,322	e	Tecnicas Reunidas S.A.	1,246,679
		TOTAL SPAIN	5,489,153

SWEDEN - 3.0%
146,838		Elekta AB (B Shares)	2,514,536
109,539	*	Fingerprint Cards AB	685,019
126,612		Intrum Justitia AB	3,214,454
73,773		Kinnevik Investment AB (Series B)	2,220,860
		TOTAL SWEDEN	8,634,869

SWITZERLAND - 3.3%
34,003		Lonza Group AG.	2,617,172
58,481		Novartis AG.	4,204,010
130,100		UBS AG. (Switzerland)	2,561,801
		TOTAL SWITZERLAND	9,382,983

TAIWAN - 3.0%
325,200		Cleanaway Co Ltd	2,144,267
252,000		Eclat Textile Co Ltd	1,938,566
143,000		Ginko International Co Ltd	2,588,314
204,000		King Slide Works Co Ltd	1,824,048
		TOTAL TAIWAN	8,495,195

THAILAND - 0.7%
314,100		Bangkok Bank PCL (ADR)	2,056,480
		TOTAL THAILAND	2,056,480

UKRAINE - 0.5%
77,541		MHP SA (GDR)	1,379,454
		TOTAL UKRAINE	1,379,454
105

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

UNITED KINGDOM - 17.1%
104,593		Aggreko plc	$2,835,456
181,787		Antofagasta plc	2,438,609
538,970		Ashtead Group plc	5,782,197
68,834		Aveva Group plc	2,517,970
754,877		Barclays plc	3,298,045
92,483	e	easyJet plc	1,987,628
296,271	*	esure Group plc	1,332,727
3,209,903	*	Monitise plc	1,855,565
381,993		New Carphone Warehouse plc	1,412,090
104,593		PayPoint plc	1,735,913
81,679		Rightmove plc	3,020,894
65,184		SABMiller plc	3,195,041
294,974	*	Sports Direct International plc	2,955,970
1,382,865		Taylor Woodrow plc	2,241,808
182,136		Telecity Group plc	2,460,815
109,040		Travis Perkins plc	2,821,456
39,420		Unilever plc	1,600,786
61,060		Whitbread plc	3,003,025
134,486		WPP plc	2,428,023
		TOTAL UNITED KINGDOM	48,924,018

UNITED STATES - 0.6%
66,096	e	iShares MSCI Canada Index Fund	1,826,232
		TOTAL UNITED STATES	1,826,232

		TOTAL COMMON STOCKS	283,266,029
		(Cost $280,941,788)

SHORT-TERM INVESTMENTS - 5.7%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 5.7%
16,306,312	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	16,306,312
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	16,306,312
		TOTAL SHORT-TERM INVESTMENTS	16,306,312
		(Cost $16,306,312)

		TOTAL INVESTMENTS - 104.6%	299,572,341
		(Cost $297,248,100)
		OTHER ASSETS & LIABILITIES, NET - (4.6)%	(13,271,259)
		NET ASSETS - 100.0%	$286,301,083

Abbreviation(s):
ADR American Depositary Receipt
ETN Exchange Traded Note
GDR Global Depositary Receipt

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $15,455,320.

106

TIAA-CREF LIFE FUNDS - International Opportunities Fund

TIAA-CREF FUNDS

INTERNATIONAL OPPORTUNITIES FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

July 31, 2013

SECTOR	VALUE	% OF NET ASSETS
FINANCIALS	$65,922,903	23.0%
CONSUMER DISCRETIONARY	63,300,853	22.1
INDUSTRIALS	48,826,522	17.1
HEALTH CARE	27,661,818	9.7
INFORMATION TECHNOLOGY	25,472,518	8.9
CONSUMER STAPLES	22,058,091	7.7
MATERIALS	15,644,944	5.5
ENERGY	14,378,380	5.0
SHORT - TERM INVESTMENTS	16,306,312	5.7
OTHER ASSETS & LIABILITIES, NET	(13,271,259)	(4.6)

NET ASSETS	$286,301,083	100.0%
107

TIAA-CREF FUNDS - Equity Index Fund

TIAA-CREF FUNDS

EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 1.2%
15,309		Allison Transmission Holdings, Inc	$363,742
25,155	*	American Axle & Manufacturing Holdings, Inc	489,265
42,903	*	BorgWarner, Inc	4,094,233
23,618		Cooper Tire & Rubber Co	792,148
56,058		Dana Holding Corp	1,224,867
116,833		Delphi Automotive plc	6,276,269
9,254		Dorman Products, Inc	435,678
8,441		Drew Industries, Inc	344,646
7,741	*	Federal Mogul Corp (Class A)	120,605
1,437,589		Ford Motor Co	24,266,502
6,242	*	Fuel Systems Solutions, Inc	113,542
311,128	*	General Motors Co	11,160,161
52,741		Gentex Corp	1,190,892
8,655	*	Gentherm, Inc	176,562
91,933	*	Goodyear Tire & Rubber Co	1,700,761
81,607		Harley-Davidson, Inc	4,632,829
249,893		Johnson Controls, Inc	10,048,198
34,534		Lear Corp	2,392,170
18,734	*	Modine Manufacturing Co	206,074
4,257		Remy International, Inc	88,503
1,282		Shiloh Industries, Inc	16,435
9,874		Spartan Motors, Inc	59,837
6,944		Standard Motor Products, Inc	238,804
11,850	*	Stoneridge, Inc	143,148
9,140		Superior Industries International, Inc	166,439
22,684	*	Tenneco, Inc	1,096,318
31,057	*,e	Tesla Motors, Inc	4,170,334
16,109		Thor Industries, Inc	870,692
2,033	*	Tower International, Inc	45,356
39,704	*	TRW Automotive Holdings Corp	2,910,700
18,559	*	Visteon Corp	1,222,481
6,101	*	Winnebago Industries, Inc	145,936
		TOTAL AUTOMOBILES & COMPONENTS	81,204,127

BANKS - 3.6%
5,729		1st Source Corp	156,287
8,218		1st United Bancorp, Inc	63,936
2,221		Access National Corp	33,826
2,364		American National Bankshares, Inc	56,358
8,822	*	Ameris Bancorp	169,824
3,475		Ames National Corp	79,508
12,038		Apollo Residential Mortgage	192,969
3,969	e	Arrow Financial Corp	104,543
63,880		Associated Banc-Corp	1,082,127

108

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

32,701		Astoria Financial Corp	$398,952
3,018	e	Banc of California, Inc	44,425
2,520		Bancfirst Corp	131,746
10,882		Banco Latinoamericano de Exportaciones S.A. (Class E)	274,118
35,544		Bancorpsouth, Inc	698,440
17,061		Bank Mutual Corp	105,949
18,840		Bank of Hawaii Corp	1,048,258
1,840		Bank of Kentucky Financial Corp	50,508
1,570		Bank of Marin Bancorp	66,175
10,339		Bank of the Ozarks, Inc	493,997
6,216		BankFinancial Corp	53,458
24,363		BankUnited	736,737
8,128		Banner Corp	301,386
1,212		Bar Harbor Bankshares	47,583
258,270		BB&T Corp	9,217,656
30,400		BBCN Bancorp, Inc	444,144
2,577	*	BBX Capital Corp	36,568
9,779	*	Beneficial Mutual Bancorp, Inc	84,295
11,113		Berkshire Hills Bancorp, Inc	290,049
6,627	e	BNC Bancorp	87,940
3,801	*	BofI Holding, Inc	206,204
9,975		BOK Financial Corp	665,233
29,721		Boston Private Financial Holdings, Inc	328,417
2,675		Bridge Bancorp, Inc	57,352
2,877	*	Bridge Capital Holdings	47,442
26,492		Brookline Bancorp, Inc	261,211
5,145		Bryn Mawr Bank Corp	143,854
996		C&F Financial Corp	53,824
2,767		Camden National Corp	107,664
3,357	*	Capital Bank Financial Corp	64,119
3,380	*	Capital City Bank Group, Inc	42,318
73,457		CapitalSource, Inc	888,830
61,927		Capitol Federal Financial	780,899
10,153		Cardinal Financial Corp	166,103
31,168		Cathay General Bancorp	740,552
4,182		Center Bancorp, Inc	63,023
9,213		Centerstate Banks of Florida, Inc	90,840
8,058	*	Central Pacific Financial Corp	149,798
710		Century Bancorp, Inc	25,255
8,567	e	Charter Financial Corp	93,295
10,560		Chemical Financial Corp	315,322
1,372		Chemung Financial Corp	45,592
75,158	*	CIT Group, Inc	3,766,167
3,596		Citizens & Northern Corp	70,985
5,530	e	City Holding Co	244,758
17,410		City National Corp	1,210,517
1,548		Clifton Savings Bancorp, Inc	19,273
3,511		CNB Financial Corp	62,777

109

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

13,307		CoBiz, Inc	$133,602
19,675		Columbia Banking System, Inc	491,482
69,676		Comerica, Inc	2,964,017
29,885		Commerce Bancshares, Inc	1,363,653
15,901		Community Bank System, Inc	533,320
5,181		Community Trust Bancorp, Inc	206,463
2,779	*,e	CommunityOne Bancorp	23,622
3,357	*	CU Bancorp	59,587
21,499	e	Cullen/Frost Bankers, Inc	1,548,788
7,461	*,e	Customers Bancorp, Inc	124,972
36,148		CVB Financial Corp	473,177
10,983		Dime Community Bancshares	192,752
2,329	*	Doral Financial Corp	55,919
8,193	*	Eagle Bancorp, Inc	215,230
51,474		East West Bancorp, Inc	1,586,943
2,716		Enterprise Bancorp, Inc	54,619
6,740		Enterprise Financial Services Corp	124,892
4,237		ESB Financial Corp	55,547
3,960		ESSA Bancorp, Inc	44,946
30,202		EverBank Financial Corp	468,735
2,647	*	Farmers Capital Bank Corp	64,640
3,816		Federal Agricultural Mortgage Corp (Class C)	118,639
2,871		Fidelity Southern Corp	44,325
319,385		Fifth Third Bancorp	6,141,774
4,146		Financial Institutions, Inc	83,459
7,539		First Bancorp (NC)	119,342
29,237	*,e	First Bancorp (Puerto Rico)	220,155
2,602		First Bancorp, Inc	46,576
22,556		First Busey Corp	112,554
2,819		First Citizens Bancshares, Inc (Class A)	590,581
36,442		First Commonwealth Financial Corp	273,679
6,697		First Community Bancshares, Inc	106,884
5,260		First Connecticut Bancorp	78,900
2,869		First Defiance Financial Corp	75,742
25,450		First Financial Bancorp	409,999
11,066	e	First Financial Bankshares, Inc	682,219
4,107		First Financial Corp	136,188
9,623	*,e	First Financial Holdings, Inc	533,526
5,071		First Financial Northwest, Inc	54,057
95,062		First Horizon National Corp	1,172,114
6,570		First Interstate Bancsystem, Inc	154,855
3,012		First M&F Corp	53,403
11,587		First Merchants Corp	216,909
32,597		First Midwest Bancorp, Inc	497,756
1,571	*	First NBC Bank Holding Co	41,097
131,935		First Niagara Financial Group, Inc	1,410,385
2,384		First of Long Island Corp	85,776
44,355		First Republic Bank	1,915,692

110

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

22,525	*	First Security Group, Inc	$53,835
61,603		FirstMerit Corp	1,381,139
7,265	*,e	Flagstar Bancorp, Inc	119,146
10,833		Flushing Financial Corp	205,394
54,266		FNB Corp	685,922
4,162		Fox Chase Bancorp, Inc	72,918
4,092		Franklin Financial Corp	74,761
76,293		Fulton Financial Corp	960,529
4,820		German American Bancorp, Inc	133,369
26,804		Glacier Bancorp, Inc	652,409
3,889		Great Southern Bancorp, Inc	113,559
4,513		Guaranty Bancorp	56,593
31,797		Hancock Holding Co	1,041,670
11,624	*	Hanmi Financial Corp	197,608
5,906		Heartland Financial USA, Inc	165,368
6,136	*	Heritage Commerce Corp	45,100
4,598		Heritage Financial Corp	73,062
5,855	*	Heritage Oaks Bancorp	38,936
358		Hingham Institution for Savings	25,729
2,141	*	Home Bancorp, Inc	39,073
17,172		Home Bancshares, Inc	469,139
4,799		Home Federal Bancorp, Inc	67,282
19,599		Home Loan Servicing Solutions Ltd	490,563
3,886		HomeStreet, Inc	84,326
8,254	*	HomeTrust Bancshares, Inc	133,962
3,293	e	Horizon Bancorp	78,933
197,836		Hudson City Bancorp, Inc	1,891,312
6,165		Hudson Valley Holding Corp	127,739
316,270		Huntington Bancshares, Inc	2,704,109
11,766		IBERIABANK Corp	691,841
8,320		Independent Bank Corp	309,837
1,522	*	Independent Bank Group, Inc	52,935
20,035		International Bancshares Corp	485,047
7,007	*	Intervest Bancshares Corp	51,852
16,716		Investors Bancorp, Inc	371,095
3,901	*	Kearny Financial Corp	40,414
345,547		Keycorp	4,246,773
11,049		Lakeland Bancorp, Inc	124,191
6,598		Lakeland Financial Corp	208,167
2,173	e	LCNB Corp	47,480
47,071	e	M&T Bank Corp	5,500,717
8,897	*,e	Macatawa Bank Corp	46,175
7,682		MainSource Financial Group, Inc	111,082
20,591		MB Financial, Inc	592,609
2,590		Mercantile Bank Corp	51,722
1,433		Merchants Bancshares, Inc	44,480

111

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,246	*	Meridian Interstate Bancorp, Inc	$66,413
4,787		MetroCorp Bancshares, Inc	51,221
118,526	*	MGIC Investment Corp	905,539
1,630		Middleburg Financial Corp	34,034
2,305		Midsouth Bancorp, Inc	37,571
2,098		MidWestOne Financial Group, Inc	54,737
1,196	*,e	NASB Financial, Inc	34,851
19,483		National Bank Holdings Corp	389,660
2,046	e	National Bankshares, Inc	78,259
48,260		National Penn Bancshares, Inc	520,725
7,122	*,e	Nationstar Mortgage Holdings, Inc	329,606
16,257		NBT Bancorp, Inc	366,920
166,470	e	New York Community Bancorp, Inc	2,525,350
9,576	*,e	NewBridge Bancorp	78,427
21,591		Northfield Bancorp, Inc	253,047
1,920		Northrim BanCorp, Inc	48,998
38,984		Northwest Bancshares, Inc	538,759
4,298		OceanFirst Financial Corp	73,410
38,653	*	Ocwen Financial Corp	1,840,656
16,992		OFG Bancorp	313,842
40,075		Old National Bancorp	577,481
3,443	*	OmniAmerican Bancorp, Inc	81,393
23,119		Oritani Financial Corp	375,915
5,419		Pacific Continental Corp	66,816
5,012	*	Pacific Premier Bancorp, Inc	65,306
16,692	e	PacWest Bancorp	591,231
1,441	*	Palmetto Bancshares, Inc	19,324
5,658	e	Park National Corp	446,416
16,231	*	Park Sterling Bank	108,748
2,656		Peapack Gladstone Financial Corp	51,951
1,124		Penns Woods Bancorp, Inc	51,637
5,169	*	Pennsylvania Commerce Bancorp, Inc	112,994
4,690	*	PennyMac Financial Services, Inc	91,924
3,119		Peoples Bancorp, Inc	70,146
123,773		People’s United Financial, Inc	1,856,595
13,084	*	Pinnacle Financial Partners, Inc	372,632
194,011		PNC Financial Services Group, Inc	14,754,537
38,607	*	Popular, Inc	1,270,170
3,557	*	Preferred Bank	60,433
24,326		PrivateBancorp, Inc	573,850
22,476		Prosperity Bancshares, Inc	1,326,534
2,835		Provident Financial Holdings, Inc	49,612
22,453		Provident Financial Services, Inc	399,439
16,879	e	Provident New York Bancorp	183,137
64,859	e	Radian Group, Inc	911,269
508,781		Regions Financial Corp	5,092,898

112

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

9,428	e	Renasant Corp	$258,327
4,135		Republic Bancorp, Inc (Class A)	108,213
11,097		Rockville Financial, Inc	145,371
2,577		Roma Financial Corp	49,221
11,129		S&T Bancorp, Inc	272,438
5,344		S.Y. Bancorp, Inc	147,655
8,400		Sandy Spring Bancorp, Inc	205,296
21,460	*	Seacoast Banking Corp of Florida	50,646
3,841		Sierra Bancorp	60,611
18,001	*	Signature Bank	1,647,992
6,134		Simmons First National Corp (Class A)	167,765
6,611	e	Southside Bancshares, Inc	165,209
7,565	*	Southwest Bancorp, Inc	113,172
11,031		State Bank & Trust Co	176,055
8,567		StellarOne Corp	181,449
11,758		Sterling Bancorp	159,321
12,817		Sterling Financial Corp	340,035
4,258	*	Suffolk Bancorp	77,283
11,250	*	Sun Bancorp, Inc	37,350
195,890		SunTrust Banks, Inc	6,815,013
70,867		Susquehanna Bancshares, Inc	942,531
16,853	*	SVB Financial Group	1,469,919
296,274		Synovus Financial Corp	986,592
6,353	*	Taylor Capital Group, Inc	142,498
61,212		TCF Financial Corp	932,871
3,582		Territorial Bancorp, Inc	81,455
15,201	*	Texas Capital Bancshares, Inc	691,493
40,532	*	TFS Financial Corp	473,008
10,952	*	The Bancorp, Inc	164,280
5,475		Tompkins Trustco, Inc	247,087
9,145		TowneBank	146,046
3,655		Tree.com, Inc	69,043
5,923		Trico Bancshares	128,292
2,504	*	Tristate Capital Holdings, Inc	33,504
32,490		Trustco Bank Corp NY	192,991
29,102		Trustmark Corp	784,881
11,907		UMB Financial Corp	712,039
43,955		Umpqua Holdings Corp	740,202
7,564		Union Bankshares Corp	167,164
21,838	e	United Bankshares, Inc	618,452
15,136	*	United Community Banks, Inc	206,304
14,925	*	United Community Financial Corp	68,953
6,269		United Financial Bancorp, Inc	97,859
6,360		Univest Corp of Pennsylvania	129,044
680,243		US Bancorp	25,386,669
78,107	e	Valley National Bancorp	808,407

113

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

18,046		ViewPoint Financial Group	$389,252
9,916	*	Virginia Commerce Bancorp	149,037
6,249	*	Walker & Dunlop, Inc	115,232
4,526		Washington Banking Co	65,853
42,836		Washington Federal, Inc	931,683
5,146		Washington Trust Bancorp, Inc	166,422
33,729		Webster Financial Corp	918,778
1,781,997		Wells Fargo & Co	77,516,870
9,641		WesBanco, Inc	283,927
4,596		West Bancorporation, Inc	62,873
10,055	e	Westamerica Bancorporation	482,539
27,505	*	Western Alliance Bancorp	487,664
7,986		Westfield Financial, Inc	55,583
22,006		Wilshire Bancorp, Inc	193,433
14,234		Wintrust Financial Corp	582,313
2,949		WSFS Financial Corp	175,554
5,399	*	Yadkin Financial Corp	84,170
69,026		Zions Bancorporation	2,045,931
		TOTAL BANKS	248,998,313

CAPITAL GOODS - 8.2%
254,021		3M Co	29,829,686
29,068		A.O. Smith Corp	1,201,090
10,146		Aaon, Inc	218,849
13,995		AAR Corp	339,239
18,360	*	Accuride Corp	105,019
10,453		Aceto Corp	162,231
26,162		Actuant Corp (Class A)	923,780
16,263		Acuity Brands, Inc	1,406,749
39,195	*	Aecom Technology Corp	1,328,710
16,897	*	Aegion Corp	385,590
7,750	*	Aerovironment, Inc	175,227
35,955		AGCO Corp	2,022,469
26,179		Air Lease Corp	729,870
20,373		Aircastle Ltd	358,157
2,731		Alamo Group, Inc	113,801
10,354		Albany International Corp (Class A)	357,317
12,061		Alliant Techsystems, Inc	1,122,879
12,694		Altra Holdings, Inc	316,588
7,666	*	Ameresco, Inc	70,067
3,355	e	American Railcar Industries, Inc	120,545
4,572		American Science & Engineering, Inc	277,932
20,793	*,e	American Superconductor Corp	52,190
3,890	*	American Woodmark Corp	134,944
89,721		Ametek, Inc	4,152,288
3,985		Ampco-Pittsburgh Corp	76,671

114

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

9,213	*	API Technologies Corp	$28,100
12,745		Apogee Enterprises, Inc	341,056
16,151		Applied Industrial Technologies, Inc	842,436
5,032		Argan, Inc	79,757
9,724		Armstrong World Industries, Inc	486,978
36,053	*	ArvinMeritor, Inc	293,111
6,887		Astec Industries, Inc	241,045
4,220	*	Astronics Corp	166,732
9,519		AZZ, Inc	360,104
41,973		Babcock & Wilcox Co	1,281,855
18,878		Barnes Group, Inc	622,974
36,929	*	BE Aerospace, Inc	2,574,321
18,276	*	Beacon Roofing Supply, Inc	745,478
16,990	*	Blount International, Inc	223,928
7,295	*	Bluelinx Holdings, Inc	13,496
279,271		Boeing Co	29,351,382
17,051		Brady Corp (Class A)	567,287
17,419		Briggs & Stratton Corp	352,735
17,923	*	Builders FirstSource, Inc	105,746
6,473	*	CAI International, Inc	135,868
151,576	*,e	Capstone Turbine Corp	222,817
23,745		Carlisle Cos, Inc	1,608,486
241,563		Caterpillar, Inc	20,027,988
11,483	*	Chart Industries, Inc	1,305,617
37,542		Chicago Bridge & Iron Co NV	2,236,752
6,544		CIRCOR International, Inc	343,691
18,595		Clarcor, Inc	1,022,353
12,036		CNH Global NV	565,572
3,243		Coleman Cable, Inc	70,470
30,679	*	Colfax Corp	1,628,135
7,421	*	Columbus McKinnon Corp	164,153
14,006		Comfort Systems USA, Inc	216,393
11,607	*	Commercial Vehicle Group, Inc	84,035
18,117		Crane Co	1,103,325
6,468		Cubic Corp	326,957
68,995		Cummins, Inc	8,361,504
16,723		Curtiss-Wright Corp	679,623
219,338		Danaher Corp	14,770,221
143,176		Deere & Co	11,893,630
27,246	*	DigitalGlobe, Inc	882,770
54,894		Donaldson Co, Inc	1,989,907
8,413		Douglas Dynamics, Inc	120,895
62,300		Dover Corp	5,335,372
3,956	*	Ducommun, Inc	90,355
3,232	*	DXP Enterprises, Inc	223,008
12,336	*	Dycom Industries, Inc	326,657
5,948		Dynamic Materials Corp	115,332

115

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

174,191		Eaton Corp	$12,010,469
7,895	*	Edgen Group, Inc	61,976
25,085		EMCOR Group, Inc	1,035,509
263,558		Emerson Electric Co	16,174,554
7,187		Encore Wire Corp	299,770
11,993	*	Energy Recovery, Inc	52,409
17,994		EnerSys	952,242
6,318	*	Engility Holdings, Inc	205,904
5,804	*,e	Enphase Energy, Inc	36,855
7,105	*	EnPro Industries, Inc	403,777
1,465	*,e	Erickson Air-Crane, Inc	27,322
9,265		ESCO Technologies, Inc	320,847
11,206	*	Esterline Technologies Corp	912,617
76,515		Exelis, Inc	1,130,892
111,275		Fastenal Co	5,453,588
23,065	*	Federal Signal Corp	223,730
12,528	*	Flow International Corp	48,358
53,473		Flowserve Corp	3,030,850
60,903		Fluor Corp	3,810,092
60,332		Fortune Brands Home & Security, Inc	2,492,315
17,164		Franklin Electric Co, Inc	639,531
3,525		Freightcar America, Inc	64,190
69,187	*,e	FuelCell Energy, Inc	84,408
15,921	*	Furmanite Corp	119,248
17,527		GATX Corp	791,870
22,617	*,e	GenCorp, Inc	396,024
19,240		Generac Holdings, Inc	834,054
18,132		General Cable Corp	571,521
108,914		General Dynamics Corp	9,294,721
3,825,349		General Electric Co	93,223,755
11,242	*	Gibraltar Industries, Inc	173,127
3,003	*	Global Brass & Copper Holdings, Inc	55,946
6,209		Global Power Equipment Group, Inc	112,259
5,664		Gorman-Rupp Co	196,711
23,174		Graco, Inc	1,617,082
46,706	*,e	GrafTech International Ltd	351,229
4,349		Graham Corp	142,169
14,162		Granite Construction, Inc	428,400
22,803		Great Lakes Dredge & Dock Corp	175,355
9,168	*	Greenbrier Cos, Inc	209,672
16,868		Griffon Corp	200,729
10,198		H&E Equipment Services, Inc	232,922
3,407		Hardinge, Inc	53,899
30,160		Harsco Corp	776,922
19,828		Heico Corp	1,126,230
36,814	*	Hexcel Corp	1,296,221
116

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

289,294		Honeywell International, Inc	$24,005,616
5,243		Houston Wire & Cable Co	77,754
22,159		Hubbell, Inc (Class B)	2,378,769
18,550		Huntington Ingalls	1,153,439
1,898		Hurco Cos, Inc	54,093
4,141		Hyster-Yale Materials Handling, Inc	269,206
30,668		IDEX Corp	1,829,346
18,280	*	II-VI, Inc	323,190
139,136		Illinois Tool Works, Inc	10,023,357
108,665		Ingersoll-Rand plc	6,633,998
4,851	e	Innovative Solutions & Support, Inc	37,401
6,622		Insteel Industries, Inc	111,250
33,621		ITT Corp	1,050,320
48,821	*	Jacobs Engineering Group, Inc	2,890,203
10,670		John Bean Technologies Corp	252,986
39,765		Joy Global, Inc	1,968,367
4,718		Kadant, Inc	154,467
10,107		Kaman Corp	382,651
12,631		Kaydon Corp	367,309
55,854		KBR, Inc	1,747,113
28,359		Kennametal, Inc	1,229,079
14,484	*,e	KEYW Holding Corp	185,830
14,701	*	Kratos Defense & Security Solutions, Inc	99,085
33,618		L-3 Communications Holdings, Inc	3,131,517
8,513	*	Layne Christensen Co	164,982
3,546		LB Foster Co (Class A)	164,818
18,839		Lennox International, Inc	1,353,017
31,163		Lincoln Electric Holdings, Inc	1,839,863
4,843		Lindsay Manufacturing Co	363,709
3,974	*	LMI Aerospace, Inc	73,479
94,839		Lockheed Martin Corp	11,392,061
5,746		LSI Industries, Inc	46,887
6,877	*	Lydall, Inc	107,006
4,394	*	Manitex International, Inc	50,707
50,360		Manitowoc Co, Inc	1,033,891
130,834		Masco Corp	2,684,714
21,226	*	Mastec, Inc	700,458
4,326		Met-Pro Corp	59,050
3,599		Michael Baker Corp	145,400
7,015	*	Middleby Corp	1,255,264
5,071		Miller Industries, Inc	84,128
19,280	*	Moog, Inc (Class A)	1,084,307
31,085	*	MRC Global, Inc	833,700
16,706		MSC Industrial Direct Co (Class A)	1,352,351
10,480		Mueller Industries, Inc	575,247
61,420		Mueller Water Products, Inc (Class A)	475,391
117

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

8,799	*	MYR Group, Inc	$190,058
1,783		National Presto Industries, Inc	132,192
20,777	*,e	Navistar International Corp	709,535
7,942	*	NCI Building Systems, Inc	112,618
6,830		NN, Inc	84,009
23,981		Nordson Corp	1,730,469
2,729	*	Nortek, Inc	184,235
85,564		Northrop Grumman Corp	7,877,022
3,841	*	Northwest Pipe Co	114,462
22,524	*	Orbital Sciences Corp	417,595
11,259	*	Orion Marine Group, Inc	141,526
32,846	*	Oshkosh Truck Corp	1,472,158
44,487	*	Owens Corning, Inc	1,756,792
132,240		Paccar, Inc	7,441,145
41,560		Pall Corp	2,907,538
55,748		Parker Hannifin Corp	5,757,653
2,377	*	Patrick Industries, Inc	59,211
76,340		Pentair Ltd	4,662,847
14,011	*	Perini Corp	277,138
12,009	*	Pgt, Inc	120,090
9,890		Pike Electric Corp	120,757
6,026	*	Ply Gem Holdings, Inc	112,927
9,067	*	PMFG, Inc	68,909
17,391	*,e	Polypore International, Inc	730,248
3,258	*	Powell Industries, Inc	160,294
780	*	Power Solutions International, Inc	34,172
7,088	*	PowerSecure International, Inc	115,393
54,049		Precision Castparts Corp	11,983,744
704		Preformed Line Products Co	51,357
14,616		Primoris Services Corp	304,013
6,329	*,e	Proto Labs, Inc	428,283
12,736		Quanex Building Products Corp	216,767
77,848	*	Quanta Services, Inc	2,087,105
13,541		Raven Industries, Inc	415,167
118,507		Raytheon Co	8,513,543
6,524	*	RBC Bearings, Inc	357,907
16,408		Regal-Beloit Corp	1,061,269
11,087	*,e	Revolution Lighting Technologies, Inc	46,344
13,357	*	Rexnord Corp	253,382
50,907		Rockwell Automation, Inc	4,930,343
50,993		Rockwell Collins, Inc	3,629,172
36,916		Roper Industries, Inc	4,649,939
12,945	*	Rush Enterprises, Inc (Class A)	322,589
15,200		Simpson Manufacturing Co, Inc	501,904
21,789		Snap-On, Inc	2,066,687
8,060	*,e	SolarCity Corp	333,200
2,312	*	Sparton Corp	41,084
43,958	*	Spirit Aerosystems Holdings, Inc (Class A)	1,114,775
17,577		SPX Corp	1,343,059

118

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,796		Standex International Corp	$283,108
58,980		Stanley Works	4,990,888
4,846	*	Sterling Construction Co, Inc	47,588
7,960		Sun Hydraulics Corp	250,342
12,647	e	TAL International Group, Inc	509,042
17,475	*	Taser International, Inc	155,178
6,878	*	Tecumseh Products Co (Class A)	78,959
13,693	*	Teledyne Technologies, Inc	1,097,768
6,532		Tennant Co	337,051
41,650	*	Terex Corp	1,227,842
7,980	e	Textainer Group Holdings Ltd	282,412
103,926		Textron, Inc	2,845,494
2,299	*,e	The ExOne Company	140,285
10,149	*	Thermon Group Holdings	203,081
32,296		Timken Co	1,886,732
21,298	e	Titan International, Inc	367,178
10,747	*,e	Titan Machinery, Inc	205,160
19,312		Toro Co	951,695
19,262		TransDigm Group, Inc	2,785,093
6,280	*	Trex Co, Inc	297,295
14,911	*	Trimas Corp	552,154
29,586		Trinity Industries, Inc	1,164,801
18,608		Triumph Group, Inc	1,459,984
4,271	e	Twin Disc, Inc	106,690
34,976	*,e	United Rentals, Inc	2,004,824
338,649		United Technologies Corp	35,751,175
8,101		Universal Forest Products, Inc	334,166
28,312		URS Corp	1,316,508
28,200	*,e	USG Corp	708,666
9,441		Valmont Industries, Inc	1,318,341
5,781	*	Vicor Corp	47,924
21,950		W.W. Grainger, Inc	5,753,973
25,801	*	Wabash National Corp	276,845
20,445	*	WABCO Holdings, Inc	1,616,382
9,594		Watsco, Inc	895,600
10,685		Watts Water Technologies, Inc (Class A)	558,612
15,875	*	WESCO International, Inc	1,203,007
35,916		Westinghouse Air Brake Technologies Corp	2,085,283
25,175		Woodward Governor Co	1,030,161
4,097	*	Xerium Technologies, Inc	50,721
69,941		Xylem, Inc	1,743,629
		TOTAL CAPITAL GOODS	569,625,605

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
18,710		ABM Industries, Inc	484,589
18,340	e	Acacia Research (Acacia Technologies)	418,519

119

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

42,757	*	ACCO Brands Corp	$282,624
8,204	e	Acorn Energy, Inc	71,211
7,852		Administaff, Inc	259,666
81,738		ADT Corp	3,276,059
13,883	*	Advisory Board Co	814,793
6,536		American Ecology Corp	199,805
18,662	*	ARC Document Solutions, Inc	89,018
2,827	*	AT Cross Co	52,582
3,062		Barrett Business Services, Inc	215,136
16,400		Brink’s Co	438,372
13,804	*	Casella Waste Systems, Inc (Class A)	65,845
11,540	*,e	CBIZ, Inc	83,780
5,266		CDI Corp	82,834
3,688	e	Ceco Environmental Corp	49,272
19,758	*,e	Cenveo, Inc	48,210
38,497		Cintas Corp	1,828,992
22,273	*	Clean Harbors, Inc	1,257,088
3,435	*	Consolidated Graphics, Inc	184,082
34,268	*,e	Coolbrands International, Inc	27,589
37,857	*	Copart, Inc	1,230,731
12,548		Corporate Executive Board Co	846,112
43,095		Corrections Corp of America	1,424,290
2,988		Courier Corp	46,374
39,695	e	Covanta Holding Corp	826,053
4,650	*	CRA International, Inc	89,001
17,665		Deluxe Corp	724,442
14,918	e	Dun & Bradstreet Corp	1,545,952
9,035	*	EnerNOC, Inc	141,127
9,857		Ennis, Inc	182,650
45,715		Equifax, Inc	2,890,559
5,048		Exponent, Inc	333,774
3,955	*	Franklin Covey Co	63,834
15,905	*	FTI Consulting, Inc	592,620
7,292		G & K Services, Inc (Class A)	385,091
26,690		Geo Group, Inc	926,677
5,666	*	GP Strategies Corp	149,639
24,767		Healthcare Services Group	609,516
7,339		Heidrick & Struggles International, Inc	112,874
2,270	*	Heritage-Crystal Clean, Inc	35,276
21,267		Herman Miller, Inc	597,815
16,389		HNI Corp	624,585
8,717	*	Huron Consulting Group, Inc	444,044
7,292	*	ICF International, Inc	243,480
48,886	*	ICO Global Communications Holdings Ltd	117,326
24,595	*	IHS, Inc (Class A)	2,700,039
16,581	*,e	Innerworkings, Inc	193,666

120

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

22,067		Interface, Inc	$419,052
5,323	e	Intersections, Inc	51,527
64,364		Iron Mountain, Inc	1,789,319
28,414		KAR Auction Services, Inc	722,852
7,877		Kelly Services, Inc (Class A)	154,153
9,584		Kforce, Inc	159,861
11,497		Kimball International, Inc (Class B)	126,352
18,260		Knoll, Inc	301,655
16,368	*	Korn/Ferry International	319,667
28,834		Manpower, Inc	1,928,130
9,393		McGrath RentCorp	321,616
10,531		Mine Safety Appliances Co	559,512
5,883	*	Mistras Group, Inc	98,893
14,391	*	Mobile Mini, Inc	496,633
4,198		Multi-Color Corp	145,293
2,364	*	National Technical Systems, Inc	37,706
17,959	*	Navigant Consulting, Inc	241,010
81,524		Nielsen Holdings NV	2,724,532
1,974		NL Industries, Inc	21,892
30,314	*,e	Odyssey Marine Exploration, Inc	107,615
17,191	*	On Assignment, Inc	524,841
10,234	*	Performant Financial Corp	108,173
74,931	e	Pitney Bowes, Inc	1,237,111
9,307		Quad	260,968
67,781	e	R.R. Donnelley & Sons Co	1,287,161
101,079		Republic Services, Inc	3,427,589
13,409		Resources Connection, Inc	178,340
52,079		Robert Half International, Inc	1,939,422
23,888		Rollins, Inc	609,144
12,009	*	RPX Corp	209,437
3,482		Schawk, Inc (Class A)	47,982
5,759	*	Standard Parking Corp	132,572
32,495		Steelcase, Inc (Class A)	495,224
32,202	*	Stericycle, Inc	3,733,500
7,722	*	Team, Inc	302,625
24,321	*	Tetra Tech, Inc	573,976
6,242		TMS International Corp	102,182
24,319		Towers Watson & Co	2,048,389
5,055	*	TRC Cos, Inc	41,956
12,832	*	TrueBlue, Inc	342,614
5,364		Unifirst Corp	525,779
14,104		United Stationers, Inc	583,765
56,744	*	Verisk Analytics, Inc	3,652,044
7,661		Viad Corp	184,247
1,211		VSE Corp	52,412
9,286	*	WageWorks, Inc	313,588

121

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

46,169		Waste Connections, Inc	$1,997,271
171,075		Waste Management, Inc	7,190,282
6,419		West Corp	140,961
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	71,278,438

CONSUMER DURABLES & APPAREL - 1.5%
15,537	*,e	American Apparel, Inc	31,229
11,332		American Greetings Corp (Class A)	215,761
4,842		Arctic Cat, Inc	266,504
3,514		Bassett Furniture Industries, Inc	55,978
9,203	*,e	Beazer Homes USA, Inc	158,200
4,756	e	Blyth, Inc	66,632
33,887		Brunswick Corp	1,279,234
33,377	e	Callaway Golf Co	239,647
22,174		Carter’s, Inc	1,581,450
2,552	*	Cavco Industries, Inc	139,824
9,136	*,e	Clarus Corp	94,466
105,040		Coach, Inc	5,580,775
4,699	e	Columbia Sportswear Co	303,179
31,333	*	CROCS, Inc	428,322
2,507		CSS Industries, Inc	66,761
4,789		Culp, Inc	92,140
13,394	*,e	Deckers Outdoor Corp	734,393
103,841		DR Horton, Inc	2,087,204
9,357	e	Ethan Allen Interiors, Inc	284,172
3,766	*,e	EveryWare Global, Inc	49,862
42,644	*	Fifth & Pacific Cos, Inc	1,015,780
1,383		Flexsteel Industries, Inc	34,423
19,211	*	Fossil Group, Inc	2,111,289
45,866	*,e	Garmin Ltd	1,838,309
7,315	*	G-III Apparel Group Ltd	376,430
36,699		Hanesbrands, Inc	2,328,919
25,398		Harman International Industries, Inc	1,537,341
42,898	e	Hasbro, Inc	1,973,308
12,000	*	Helen of Troy Ltd	509,760
3,179		Hooker Furniture Corp	53,439
41,871	*,e	Hovnanian Enterprises, Inc (Class A)	224,010
22,023	*	Iconix Brand Group, Inc	723,235
8,899	*	iRobot Corp	311,109
6,899	e	Jakks Pacific, Inc	41,463
42,045	*	Jarden Corp	1,911,786
1,650	*	Johnson Outdoors, Inc	42,026
28,544		Jones Apparel Group, Inc	468,692
31,066	e	KB Home	551,422
21,637		La-Z-Boy, Inc	448,535
22,125	*,e	Leapfrog Enterprises, Inc	254,880

122

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

53,057		Leggett & Platt, Inc	$1,666,520
60,502	e	Lennar Corp (Class A)	2,049,203
6,665	*	Libbey, Inc	164,359
2,759		Lifetime Brands, Inc	41,330
8,520	*	M/I Homes, Inc	181,135
7,635	*	Maidenform Brands, Inc	178,354
3,595		Marine Products Corp	32,499
128,336		Mattel, Inc	5,393,962
13,532		MDC Holdings, Inc	428,152
12,915	*	Meritage Homes Corp	584,533
75,308	*	Michael Kors Holdings Ltd	5,071,241
22,422	*	Mohawk Industries, Inc	2,667,994
6,132		Movado Group, Inc	223,695
1,670		Nacco Industries, Inc (Class A)	102,421
11,332	*	Nautilus, Inc	99,495
105,684		Newell Rubbermaid, Inc	2,855,582
259,778		Nike, Inc (Class B)	16,345,232
1,862	*	NVR, Inc	1,723,467
4,787		Oxford Industries, Inc	323,936
5,020		Perry Ellis International, Inc	100,902
30,306		Phillips-Van Heusen Corp	3,994,028
23,782		Polaris Industries, Inc	2,666,913
17,407		Pool Corp	918,741
142,995	*	Pulte Homes, Inc	2,378,007
48,919	*	Quiksilver, Inc	309,168
22,433		Ralph Lauren Corp	4,084,152
3,796		RG Barry Corp	65,785
18,003		Ryland Group, Inc	728,041
14,448	*	Skechers U.S.A., Inc (Class A)	394,141
19,902	*	Skullcandy, Inc	109,859
23,706	*,e	Smith & Wesson Holding Corp	280,679
51,674	*	Standard-Pacific Corp	422,693
3,025	*	Steinway Musical Instruments, Inc	109,959
13,775	*	Steven Madden Ltd	708,311
7,236	e	Sturm Ruger & Co, Inc	368,095
10,165	*	Taylor Morrison Home Corp	246,298
23,023	*	Tempur-Pedic International, Inc	912,862
62,264	*	Toll Brothers, Inc	2,046,618
5,857	*	TRI Pointe Homes, Inc	88,382
17,883	*	Tumi Holdings, Inc	427,761
19,803		Tupperware Corp	1,668,997
31,320	*,e	Under Armour, Inc (Class A)	2,102,512
5,769	*	Unifi, Inc	132,341
5,877	*	Universal Electronics, Inc	181,188
8,002	*,e	Vera Bradley, Inc	193,969
123

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

32,737		VF Corp	$6,449,189
2,076		Weyco Group, Inc	56,737
29,232		Whirlpool Corp	3,915,334
4,631	*	William Lyon Homes, Inc	104,707
18,790		Wolverine World Wide, Inc	1,080,613
10,387	*,e	Zagg, Inc	47,053
		TOTAL CONSUMER DURABLES & APPAREL	107,939,034

CONSUMER SERVICES - 2.2%
8,828	*	AFC Enterprises	324,870
6,187	*	American Public Education, Inc	244,448
15,273		Ameristar Casinos, Inc	404,276
36,422	*,e	Apollo Group, Inc (Class A)	663,609
5,298	*	Ascent Media Corp (Series A)	411,708
14,784	*,e	Bally Technologies, Inc	1,059,717
8,791	*	BJ’s Restaurants, Inc	313,311
20,656	*	Bloomin’ Brands, Inc	487,482
10,735		Bob Evans Farms, Inc	545,553
15,969	*,e	Boyd Gaming Corp	212,547
7,704	*	Bravo Brio Restaurant Group, Inc	125,883
7,840	*,e	Bridgepoint Education, Inc	126,381
4,289	*	Bright Horizons Family Solutions	151,873
26,170		Brinker International, Inc	1,050,726
7,007	*	Buffalo Wild Wings, Inc	725,785
32,494	e	Burger King Worldwide, Inc	623,560
15,449	*,e	Caesars Entertainment Corp	248,111
3,418	*	Capella Education Co	167,516
25,023	*	Career Education Corp	80,574
156,552		Carnival Corp	5,797,121
6,049		Carriage Services, Inc	113,479
7,842	*	Carrols Restaurant Group, Inc	51,522
7,313		CBRL Group, Inc	715,943
6,673		CEC Entertainment, Inc	277,530
18,726		Cheesecake Factory	794,731
11,559	*	Chipotle Mexican Grill, Inc (Class A)	4,765,429
12,667	e	Choice Hotels International, Inc	526,567
4,841		Churchill Downs, Inc	393,138
6,132	*	Chuy’s Holdings, Inc	216,398
33,355	*,e	Corinthian Colleges, Inc	74,715
48,571		Darden Restaurants, Inc	2,382,408
4,149	*	Del Frisco’s Restaurant Group, Inc	87,295
34,241	*	Denny’s Corp	194,831
22,852	e	DeVry, Inc	687,388
6,177		DineEquity, Inc	430,352
4,042	*	Diversified Restaurant Holdings, Inc	28,819
22,798		Domino’s Pizza, Inc	1,426,699

124

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

36,869		Dunkin Brands Group, Inc	$1,592,741
9,228	*,e	Education Management Corp	65,057
1,427		Einstein Noah Restaurant Group, Inc	23,160
7,354	*	Fiesta Restaurant Group, Inc	232,019
16,523	*	Grand Canyon Education, Inc	558,808
103,199		H&R Block, Inc	3,243,545
19,212		Hillenbrand, Inc	476,265
16,086	*	Hyatt Hotels Corp	727,892
1,966	*	Ignite Restaurant Group, Inc	31,476
93,193		International Game Technology	1,721,275
9,460		International Speedway Corp (Class A)	320,221
14,622		Interval Leisure Group, Inc	314,519
6,056	*	Isle of Capri Casinos, Inc	48,085
10,217	*,e	ITT Educational Services, Inc	267,992
15,350	*	Jack in the Box, Inc	615,382
6,243	*	Jamba, Inc	91,335
1,654	*,e	JTH Holding, Inc	28,846
10,111	*,e	K12, Inc	314,452
24,632	*	Krispy Kreme Doughnuts, Inc	517,765
142,068		Las Vegas Sands Corp	7,894,719
14,911	*	Life Time Fitness, Inc	794,607
22,747	*,e	LifeLock, Inc	258,633
6,700		Lincoln Educational Services Corp	42,009
5,633	*	Luby’s, Inc	45,289
3,270		Mac-Gray Corp	48,069
5,939		Marcus Corp	76,910
87,006		Marriott International, Inc (Class A)	3,616,839
10,886	*	Marriott Vacations Worldwide Corp	478,984
10,404		Matthews International Corp (Class A)	402,427
376,117		McDonald’s Corp	36,889,555
147,160	*	MGM Mirage	2,400,180
2,161	*	Monarch Casino & Resort, Inc	44,300
10,188	*	Morgans Hotel Group Co	73,252
10,123	*	Multimedia Games, Inc	354,204
809	*	Nathan’s Famous, Inc	46,323
9,843	*	Norwegian Cruise Line Holdings Ltd	297,849
35,720	*	Orient-Express Hotels Ltd (Class A)	446,857
10,430	*,e	Outerwall, Inc	576,257
10,498	*	Panera Bread Co (Class A)	1,753,691
5,013	*	Papa John’s International, Inc	335,169
25,198	*	Penn National Gaming, Inc	1,259,648
21,721	*	Pinnacle Entertainment, Inc	461,571
4,660	*	Red Robin Gourmet Burgers, Inc	265,061
17,606		Regis Corp	305,816
59,466		Royal Caribbean Cruises Ltd	2,265,060
22,722	*	Ruby Tuesday, Inc	166,325

125

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

14,353		Ruth’s Chris Steak House, Inc	$171,662
16,145	*	Scientific Games Corp (Class A)	220,056
10,028		SeaWorld Entertainment, Inc	367,727
79,191		Service Corp International	1,502,253
19,115	*	SHFL Entertainment, Inc	434,866
24,596		Six Flags Entertainment Corp	904,887
21,013	*	Sonic Corp	322,970
26,230		Sotheby’s (Class A)	1,180,350
3,472		Speedway Motorsports, Inc	64,128
274,906		Starbucks Corp	19,584,303
73,228		Starwood Hotels & Resorts Worldwide, Inc	4,844,032
441	*	Steak N Shake Co	183,703
5,246	*	Steiner Leisure Ltd	303,953
24,499		Stewart Enterprises, Inc (Class A)	321,917
3,756	e	Strayer Education, Inc	166,241
21,677		Texas Roadhouse, Inc (Class A)	529,786
8,437		Town Sports International Holdings, Inc	106,475
11,001		Universal Technical Institute, Inc	128,712
13,427		Vail Resorts, Inc	899,340
9,764	e	Weight Watchers International, Inc	463,302
97,524	e	Wendy’s	693,396
19,216	*	WMS Industries, Inc	494,812
50,789		Wyndham Worldwide Corp	3,164,155
29,538		Wynn Resorts Ltd	3,932,394
164,455		Yum! Brands, Inc	11,992,059
		TOTAL CONSUMER SERVICES	152,700,213

DIVERSIFIED FINANCIALS - 6.5%
19,717	*	Affiliated Managers Group, Inc	3,555,961
113,150	*	American Capital Ltd	1,545,629
348,524		American Express Co	25,710,615
73,422		Ameriprise Financial, Inc	6,534,558
80,921		Apollo Investment Corp	657,888
100,759		Ares Capital Corp	1,792,503
4,763	*	Artisan Partners Asset Management, Inc	252,439
3,976,526		Bank of America Corp	58,057,280
428,593		Bank of New York Mellon Corp	13,479,250
41,171		BGC Partners, Inc (Class A)	258,554
25,594		BlackRock Kelso Capital Corp	258,755
47,833		BlackRock, Inc	13,486,993
7,916		Calamos Asset Management, Inc (Class A)	84,305
214,072		Capital One Financial Corp	14,775,249
1,252		Capital Southwest Corp	181,515
10,651	e	Cash America International, Inc	447,342
32,460		CBOE Holdings, Inc	1,626,246
399,714		Charles Schwab Corp	8,829,682
1,122,451		Citigroup, Inc	58,524,595
119,857		CME Group, Inc	8,867,021

126

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

8,517	e	Cohen & Steers, Inc	$292,729
6,692	*	Consumer Portfolio Services, Inc	43,498
32,552	*	Cowen Group, Inc	105,143
2,794	*	Credit Acceptance Corp	314,297
1,901	*	Deerfield Capital Corp	12,965
761		Diamond Hill Investment Group, Inc	78,786
178,658		Discover Financial Services	8,845,358
15,209	*	Dollar Financial Corp	235,587
106,630	*	E*Trade Financial Corp	1,588,787
45,521		Eaton Vance Corp	1,842,235
8,730	*,e	Encore Capital Group, Inc	339,248
11,729		Evercore Partners, Inc (Class A)	556,189
18,899	*	Ezcorp, Inc (Class A)	341,694
3,196	*	FBR & Co	91,693
35,702	e	Federated Investors, Inc (Class B)	1,036,429
4,583	e	Fidus Investment Corp	89,093
45,156	*	Fifth Street Finance Corp	489,491
18,304	e	Financial Engines, Inc	873,833
9,754	*	First Cash Financial Services, Inc	520,864
33,261	*	First Marblehead Corp	56,544
4,300	*	Firsthand Technology Value Fund, Inc	92,106
149,052		Franklin Resources, Inc	7,285,662
5,930		Friedman Billings Ramsey Group, Inc (Class A)	149,910
13,726	e	FXCM, Inc	226,479
3,332		Gain Capital Holdings, Inc	18,126
1,971		GAMCO Investors, Inc (Class A)	111,184
2,208	e	Garrison Capital, Inc	32,899
28,639		GFI Group, Inc	114,556
9,066		Gladstone Capital Corp	78,149
10,384		Gladstone Investment Corp	74,557
169,122		Goldman Sachs Group, Inc	27,741,082
12,831	e	Golub Capital BDC, Inc	233,268
11,963	*,e	Green Dot Corp	278,499
11,511		Greenhill & Co, Inc	579,464
8,898	*,e	GSV Capital Corp	82,306
5,231	*	Hannon Armstrong Sustainable Infrastructure Capital, Inc	62,092
24,588	e	Hercules Technology Growth Capital, Inc	342,757
12,454		HFF, Inc (Class A)	261,534
3,609	e	Horizon Technology Finance Corp	50,490
6,692	*	Imperial Holdings, Inc	49,588
28,109	*	ING US, Inc	874,752
17,393		Interactive Brokers Group, Inc (Class A)	281,767
27,542	*	IntercontinentalExchange, Inc	5,025,038
5,296	*	International Assets Holding Corp	98,029
14,266	*	Internet Capital Group, Inc	173,047
160,726		Invesco Ltd	5,173,770
15,062	*	Investment Technology Group, Inc	214,031

127

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,593	e	iShares Russell 2000 Index Fund	$165,146
60,673		Janus Capital Group, Inc	568,506
4,534		JMP Group, Inc	32,191
1,395,045		JPMorgan Chase & Co	77,745,858
9,542	e	KCAP Financial, Inc	99,905
7,466	*	KCG Holdings, Inc	68,837
35,700	*	Ladenburg Thalmann Financial Services, Inc	67,116
47,845		Lazard Ltd (Class A)	1,739,644
43,117		Legg Mason, Inc	1,482,794
110,650		Leucadia National Corp	2,968,739
21,121		LPL Financial Holdings, Inc	803,865
13,090		Main Street Capital Corp	399,638
5,766		Manning & Napier, Inc	103,500
14,048		MarketAxess Holdings, Inc	726,282
2,519		Marlin Business Services Corp	57,635
28,083		MCG Capital Corp	154,176
6,587		Medallion Financial Corp	99,398
16,108	e	Medley Capital Corp	235,177
70,449		Moody’s Corp	4,774,329
569,011		Morgan Stanley	15,482,789
45,019	*	MSCI, Inc (Class A)	1,577,916
8,929		MVC Capital, Inc	113,577
41,991		Nasdaq Stock Market, Inc	1,360,508
8,210		Nelnet, Inc (Class A)	319,205
11,780	e	New Mountain Finance Corp	170,810
9,575	*	NewStar Financial, Inc	147,455
6,380		NGP Capital Resources Co	41,980
2,880		Nicholas Financial, Inc	44,842
87,815		Northern Trust Corp	5,140,690
88,643		NYSE Euronext	3,737,189
4,705		Oppenheimer Holdings, Inc	90,148
3,716	e	PennantPark Floating Rate Capital Ltd	52,247
23,784		PennantPark Investment Corp	277,084
21,176	*	PHH Corp	479,848
7,896	*	Pico Holdings, Inc	172,843
6,550	*	Piper Jaffray Cos	219,752
6,485	*	Portfolio Recovery Associates, Inc	968,275
86,753	e	Prospect Capital Corp	949,945
2,413		Pzena Investment Management, Inc (Class A)	17,181
45,602		Raymond James Financial, Inc	2,009,680
1,575	*	Regional Management Corp	48,683
3,649		Resource America, Inc (Class A)	30,287
8,050	*	Safeguard Scientifics, Inc	120,347
54,618		SEI Investments Co	1,726,475
166,069		SLM Corp	4,103,565
16,002		Solar Capital Ltd	352,524

128

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,856		Solar Senior Capital Ltd	$73,033
37,137		SPDR Trust Series 1	6,263,526
168,312		State Street Corp	11,726,297
4,383	e	Stellus Capital Investment Corp	66,402
23,668	*	Stifel Financial Corp	891,100
13,104	*	SWS Group, Inc	78,100
96,936		T Rowe Price Group, Inc	7,293,465
9,779		TCP Capital Corp	155,388
82,682		TD Ameritrade Holding Corp	2,234,894
9,766		THL Credit, Inc	152,154
19,713	e	TICC Capital Corp	197,919
10,004	e	Triangle Capital Corp	290,516
2,255	*	Virtus Investment Partners, Inc	420,557
33,174		Waddell & Reed Financial, Inc (Class A)	1,693,864
13,161		Walter Investment Management Corp	523,676
2,659		Westwood Holdings Group, Inc	132,259
109	e	WhiteHorse Finance, Inc	1,728
37,628	*	WisdomTree Investments, Inc	487,283
3,741	*,e	World Acceptance Corp	311,550
		TOTAL DIVERSIFIED FINANCIALS	451,428,277

ENERGY - 9.4%
30,886	*,e	Abraxas Petroleum Corp	75,362
568		Adams Resources & Energy, Inc	37,982
8,831		Alon USA Energy, Inc	120,631
82,777	*	Alpha Natural Resources, Inc	450,307
14,230	*,e	Amyris Biotechnologies, Inc	39,132
183,881		Anadarko Petroleum Corp	16,277,146
143,199		Apache Corp	11,491,720
3,270	*,e	APCO Argentina, Inc	55,786
13,101	*,e	Approach Resources, Inc	347,045
54,529	e	Arch Coal, Inc	212,663
21,515	*	Atwood Oceanics, Inc	1,212,155
162,184		Baker Hughes, Inc	7,692,387
12,931	*	Basic Energy Services, Inc	147,931
19,634		Berry Petroleum Co (Class A)	796,159
15,984	*,e	Bill Barrett Corp	358,361
2,593		Bolt Technology Corp	47,011
10,892	*	Bonanza Creek Energy, Inc	443,740
20,521	*,e	BPZ Energy, Inc	49,456
12,071		Bristow Group, Inc	820,949
17,548	*,e	C&J Energy Services, Inc	339,554
77,919		Cabot Oil & Gas Corp	5,907,819
42,133	*,e	Cal Dive International, Inc	82,581
19,530	*	Callon Petroleum Co	78,120
90,154	*	Cameron International Corp	5,346,132

129

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

7,899	e	CARBO Ceramics, Inc	$694,006
16,722	*	Carrizo Oil & Gas, Inc	529,586
90,146	*	Cheniere Energy, Inc	2,575,471
216,669		Chesapeake Energy Corp	5,048,388
716,856		Chevron Corp	90,245,002
31,493		Cimarex Energy Co	2,407,010
1,832	*	Clayton Williams Energy, Inc	104,296
25,412	*,e	Clean Energy Fuels Corp	328,069
22,665	*	Cloud Peak Energy, Inc	363,320
102,813	*	Cobalt International Energy, Inc	2,966,155
20,927		Comstock Resources, Inc	350,946
39,182	*	Concho Resources, Inc	3,514,234
456,909		ConocoPhillips	29,635,118
83,204		Consol Energy, Inc	2,581,820
4,890		Contango Oil & Gas Co	189,047
16,028	*,e	Continental Resources, Inc	1,479,384
3,019	*	Crimson Exploration, Inc	9,691
17,892		Crosstex Energy, Inc	359,450
5,452		CVR Energy, Inc	257,280
20,829	*,m	CVR Energy, Inc (Contingent value right)	0
3,339	*	Dawson Geophysical Co	120,471
13,835		Delek US Holdings, Inc	418,509
139,781	*	Denbury Resources, Inc	2,446,167
152,195	*	Devon Energy Corp	8,372,247
26,338	e	Diamond Offshore Drilling, Inc	1,776,235
6,613	*	Diamondback Energy, Inc	252,484
28,450	*	Dresser-Rand Group, Inc	1,731,751
13,978	*	Dril-Quip, Inc	1,270,740
5,212	*	Emerald Oil, Inc	37,526
17,623	*,e	Endeavour International Corp	75,074
26,331		Energen Corp	1,576,964
29,797		Energy XXI Bermuda Ltd	800,049
100,966		EOG Resources, Inc	14,689,543
8,876	*	EPL Oil & Gas, Inc	285,452
13,463		Equal Energy Ltd	56,545
54,978		Equitable Resources, Inc	4,755,597
7,598	*	Era Group, Inc	185,315
4,771	*	Evolution Petroleum Corp	59,017
51,151	e	EXCO Resources, Inc	443,479
19,058	*	Exterran Holdings, Inc	605,091
1,646,090	d	Exxon Mobil Corp	154,320,937
86,429	*	FMC Technologies, Inc	4,606,666
27,363	*,e	Forest Oil Corp	140,099
14,697	*,e	Forum Energy Technologies, Inc	424,449
25,452	*,e	Frontline Ltd	66,684
17,003	*,e	FX Energy, Inc	62,231

130

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

16,386		GasLog Ltd	$227,765
20,949	*	Gastar Exploration Ltd	69,132
5,148	*	Geospace Technologies Corp	383,063
8,406	*,e	Global Geophysical Services, Inc	36,902
15,107	e	Golar LNG Ltd	521,645
6,238	*,e	Goodrich Petroleum Corp	118,647
9,733	*	Green Plains Renewable Energy, Inc	161,178
5,048		Gulf Island Fabrication, Inc	124,837
9,997		Gulfmark Offshore, Inc	492,352
29,501	*	Gulfport Energy Corp	1,569,453
58,207	*,e	Halcon Resources Corp	318,974
3,214		Hallador Petroleum Co	25,326
341,555		Halliburton Co	15,434,870
39,621	*	Helix Energy Solutions Group, Inc	1,005,185
35,345		Helmerich & Payne, Inc	2,233,804
60,385	*	Hercules Offshore, Inc	416,656
111,557		Hess Corp	8,306,534
75,833		Holly Corp	3,454,193
13,448	*	Hornbeck Offshore Services, Inc	712,072
50,059	*	ION Geophysical Corp	307,863
189	*	Isramco, Inc	20,801
58,975	*	Key Energy Services, Inc	373,901
241,766		Kinder Morgan, Inc	9,129,084
16,270	*,e	KiOR, Inc (Class A)	78,259
10,626		Knightsbridge Tankers Ltd	81,395
95,815	*	Kodiak Oil & Gas Corp	930,364
37,750	*	Kosmos Energy LLC	398,640
11,056	*,e	L&L Energy, Inc	34,605
14,623	*	Laredo Petroleum Holdings, Inc	320,390
38,191	*,e	Magnum Hunter Resources Corp	146,272
258,305		Marathon Oil Corp	9,391,970
118,256		Marathon Petroleum Corp	8,671,712
18,567	*	Matador Resources Co	243,228
10,154	*	Matrix Service Co	160,941
88,110	*	McDermott International, Inc	762,151
713	*	Midstates Petroleum Co, Inc	4,278
15,397	*,e	Miller Petroleum, Inc	76,831
5,439	*	Mitcham Industries, Inc	92,082
69,322		Murphy Oil Corp	4,694,486
108,840		Nabors Industries Ltd	1,675,048
156,022		National Oilwell Varco, Inc	10,948,064
5,256	*	Natural Gas Services Group, Inc	127,984
50,997	*	Newfield Exploration Co	1,254,526
25,468	*	Newpark Resources, Inc	291,354
132,442		Noble Energy, Inc	8,276,301
23,425	e	Nordic American Tanker Shipping	222,069

131

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

23,701	*	Northern Oil And Gas, Inc	$313,090
52,319	*,e	Nuverra Environmental Solutions, Inc	154,341
34,898	*	Oasis Petroleum, Inc	1,467,112
296,382		Occidental Petroleum Corp	26,392,817
40,420		Oceaneering International, Inc	3,277,658
20,680	*	Oil States International, Inc	2,010,716
2,072		Panhandle Oil and Gas, Inc (Class A)	61,663
48,346	*	Parker Drilling Co	293,460
55,777		Patterson-UTI Energy, Inc	1,102,711
8,786	e	PBF Energy, Inc	201,112
9,315	*	PDC Energy, Inc	513,722
101,717		Peabody Energy Corp	1,684,434
21,053	*	Penn Virginia Corp	106,107
9,036	*	Petroquest Energy, Inc	40,662
4,645	*	PHI, Inc	163,504
231,648		Phillips 66	14,246,352
23,627	*	Pioneer Energy Services Corp	160,191
51,050		Pioneer Natural Resources Co	7,900,498
66,879		Questar Market Resources, Inc	2,039,141
53,110	*,e	Quicksilver Resources, Inc	77,009
60,934		Range Resources Corp	4,819,879
7,272	*	Renewable Energy Group, Inc	113,298
25,470	*	Resolute Energy Corp	213,184
18,962	*	Rex Energy Corp	363,881
3,206	*	Rex Stores Corp	116,666
5,196	*	RigNet, Inc	141,851
22,514	*	Rosetta Resources, Inc	1,026,864
46,269	*	Rowan Cos plc	1,589,340
23,360	e	RPC, Inc	334,515
10,525	*,e	Sanchez Energy Corp	248,916
188,226	*,e	SandRidge Energy, Inc	1,020,185
489,891		Schlumberger Ltd	39,842,835
60,317		Scorpio Tankers, Inc	600,154
7,598		SEACOR Holdings, Inc	665,281
132,238		Seadrill Ltd	5,643,918
15,731		SemGroup Corp	887,858
19,307	e	Ship Finance International Ltd	310,650
21,421	*,e	Solazyme, Inc	241,415
128,607	*	Southwestern Energy Co	4,988,666
246,561		Spectra Energy Corp	8,873,730
24,768		St. Mary Land & Exploration Co	1,702,305
16,441	*	Stone Energy Corp	400,503
58,910	*	Superior Energy Services	1,509,274
11,498	*,e	Swift Energy Co	146,485
3,560	*	Synergy Resources Corp	27,590
11,648		Targa Resources Investments, Inc	794,044
132

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

14,245		Teekay Corp	$565,099
29,244	e	Teekay Tankers Ltd (Class A)	82,468
6,941	*	Tesco Corp	91,899
51,943		Tesoro Corp	2,952,960
30,639	*	Tetra Technologies, Inc	310,067
8,414		TGC Industries, Inc	75,474
18,874		Tidewater, Inc	1,113,377
1,808	*	Triangle Petroleum Corp	12,837
58,407	*,e	Ultra Petroleum Corp	1,264,512
18,329	*	Unit Corp	826,271
34,905	*,e	Uranium Energy Corp	80,631
46,383	*,e	Ur-Energy, Inc	54,268
11,999	*	Vaalco Energy, Inc	74,394
203,935		Valero Energy Corp	7,294,755
76,116	*,e	Vantage Drilling Co	140,053
12,043	e	W&T Offshore, Inc	196,180
33,090	*	Warren Resources, Inc	94,968
19,998	e	Western Refining, Inc	602,540
2,988	*	Westmoreland Coal Co	38,157
43,366	*	Whiting Petroleum Corp	2,232,048
16,492	*	Willbros Group, Inc	118,413
255,184		Williams Cos, Inc	8,719,637
27,798		World Fuel Services Corp	1,076,895
76,575	*	WPX Energy, Inc	1,471,006
		TOTAL ENERGY	658,293,407

FOOD & STAPLES RETAILING - 2.0%
6,385		Andersons, Inc	378,758
424		Arden Group, Inc (Class A)	55,116
14,277		Casey’s General Stores, Inc	945,566
4,957	*	Chefs’ Warehouse Holdings, Inc	99,388
160,648		Costco Wholesale Corp	18,842,404
450,530		CVS Corp	27,703,090
5,202	*,e	Fairway Group Holdings Corp	130,414
14,741	*	Fresh Market, Inc	778,030
16,717		Harris Teeter Supermarkets, Inc	822,142
5,287		Ingles Markets, Inc (Class A)	150,468
188,864		Kroger Co	7,416,689
5,316	e	Nash Finch Co	124,660
3,192	*,e	Natural Grocers by Vitamin C	114,401
8,693	*	Pantry, Inc	108,228
5,815		Pricesmart, Inc	529,339
269,488	*	Rite Aid Corp	808,464
9,252	e	Roundy’s, Inc	84,378
87,732		Safeway, Inc	2,262,608
8,182		Spartan Stores, Inc	160,940
133

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

75,485	*,e	Supervalu, Inc	$604,635
5,964	*	Susser Holdings Corp	308,458
216,870		Sysco Corp	7,484,184
18,475	*	United Natural Foods, Inc	1,082,635
2,381		Village Super Market (Class A)	87,740
347,654		Walgreen Co	17,469,614
593,651		Wal-Mart Stores, Inc	46,269,159
4,057		Weis Markets, Inc	203,743
137,604		Whole Foods Market, Inc	7,648,030
		TOTAL FOOD & STAPLES RETAILING	142,673,281

FOOD, BEVERAGE & TOBACCO - 4.9%
673		Alico, Inc	30,837
33,888	*	Alliance One International, Inc	129,113
738,812		Altria Group, Inc	25,902,749
4,614	*,e	Annie’s, Inc	190,604
242,309		Archer Daniels Midland Co	8,837,009
19,132		B&G Foods, Inc (Class A)	666,559
60,086		Beam, Inc	3,904,989
3,096	*,e	Boston Beer Co, Inc (Class A)	554,122
21,201	*,e	Boulder Brands, Inc	273,705
56,733		Brown-Forman Corp (Class B)	4,113,710
55,190		Bunge Ltd	4,194,992
4,498	e	Calavo Growers, Inc	122,166
5,569	e	Cal-Maine Foods, Inc	282,237
65,886		Campbell Soup Co	3,083,465
16,833	*	Chiquita Brands International, Inc	203,343
1,576		Coca-Cola Bottling Co Consolidated	100,643
1,410,845		Coca-Cola Co	56,546,668
102,457		Coca-Cola Enterprises, Inc	3,846,236
155,847		ConAgra Foods, Inc	5,643,220
56,850	*	Constellation Brands, Inc (Class A)	2,961,316
2,336	*	Craft Brewers Alliance, Inc	21,024
41,348	*	Darling International, Inc	839,364
69,404	*	Dean Foods Co	756,504
8,876	*,e	Diamond Foods, Inc	180,982
17,595	*	Dole Food Co, Inc	226,975
76,263		Dr Pepper Snapple Group, Inc	3,564,533
3,496	*	Farmer Bros Co	55,691
63,012		Flowers Foods, Inc	1,446,755
14,030		Fresh Del Monte Produce, Inc	394,103
235,711		General Mills, Inc	12,256,972
56,910	*,e	Green Mountain Coffee Roasters, Inc	4,392,314
390		Griffin Land & Nurseries, Inc (Class A)	12,410
14,677	*	Hain Celestial Group, Inc	1,070,834
56,042		Hershey Co	5,316,704

134

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

45,742		Hillshire Brands Co	$1,610,576
50,038		Hormel Foods Corp	2,119,109
29,245		Ingredion, Inc	1,965,264
4,223	*	Inventure Foods, Inc	37,458
5,541		J&J Snack Foods Corp	441,507
40,077		J.M. Smucker Co	4,509,464
4,132		John B. Sanfilippo & Son, Inc	89,169
95,270		Kellogg Co	6,310,685
221,338		Kraft Foods Group, Inc	12,523,304
6,903		Lancaster Colony Corp	573,156
17,708		Lance, Inc	560,458
1,539	e	Lifeway Foods, Inc	27,209
3,795		Limoneira Co	85,160
136,888		Lorillard, Inc	5,821,847
49,311		McCormick & Co, Inc	3,531,161
75,696		Mead Johnson Nutrition Co	5,513,697
51,519		Molson Coors Brewing Co (Class B)	2,579,041
655,396		Mondelez International, Inc	20,494,233
50,167	*	Monster Beverage Corp	3,059,685
3,112		National Beverage Corp	55,331
9,157	*	Omega Protein Corp	76,644
577,832		PepsiCo, Inc	48,272,085
603,270		Philip Morris International, Inc	53,799,618
20,046	*	Pilgrim’s Pride Corp	333,164
13,864		Pinnacle Foods, Inc	353,116
10,904	*	Post Holdings, Inc	505,837
114,955		Reynolds American, Inc	5,682,226
8,163		Sanderson Farms, Inc	576,634
114		Seaboard Corp	321,480
2,697	*	Seneca Foods Corp	94,800
51,873	*	Smithfield Foods, Inc	1,722,184
3,890	*,e	Synutra International, Inc	19,178
7,393	e	Tootsie Roll Industries, Inc	250,327
13,623	*	TreeHouse Foods, Inc	967,097
104,589		Tyson Foods, Inc (Class A)	2,888,748
8,705	e	Universal Corp	533,616
22,410	e	Vector Group Ltd	373,126
52,016	*,e	WhiteWave Foods Co (Class A)	972,179
		TOTAL FOOD, BEVERAGE & TOBACCO	341,772,421

HEALTH CARE EQUIPMENT & SERVICES - 4.5%
8,309		Abaxis, Inc	349,809
572,651		Abbott Laboratories	20,976,206
14,610	*,e	Abiomed, Inc	366,419
13,258	*	Acadia Healthcare Co, Inc	488,822
23,614	*,e	Accretive Health, Inc	235,668
24,799	*	Accuray, Inc	154,002

135

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,970	*	Addus HomeCare Corp	$38,691
137,658		Aetna, Inc	8,833,514
14,001	e	Air Methods Corp	470,294
27,385	*	Align Technology, Inc	1,178,650
2,068	*	Alliance HealthCare Services, Inc	40,326
67,579	*	Allscripts Healthcare Solutions, Inc	1,068,424
3,624		Almost Family, Inc	69,327
16,501	*	Alphatec Holdings, Inc	37,952
10,883	*	Amedisys, Inc	136,146
89,368		AmerisourceBergen Corp	5,207,473
20,161	*	AMN Healthcare Services, Inc	297,980
13,262	*	Amsurg Corp	518,677
4,580		Analogic Corp	326,966
9,500	*	Angiodynamics, Inc	113,525
5,650	*	Anika Therapeutics, Inc	113,621
42,985	*,e	Antares Pharma, Inc	189,994
10,510	*	Arthrocare Corp	381,093
13,567	*,e	athenahealth, Inc	1,518,826
7,736	*	AtriCure, Inc	74,730
547		Atrion Corp	131,909
30,674		Bard (C.R.), Inc	3,515,240
198,553		Baxter International, Inc	14,502,311
71,060		Becton Dickinson & Co	7,370,343
11,087	*,e	Biolase Technology, Inc	40,468
9,133	*,e	Bio-Reference Labs, Inc	244,308
21,734	*	BioScrip, Inc	353,178
507,699	*	Boston Scientific Corp	5,544,073
34,843	*	Brookdale Senior Living, Inc	1,014,628
12,208		Cantel Medical Corp	324,000
13,512	*	Capital Senior Living Corp	311,316
124,220		Cardinal Health, Inc	6,222,180
7,975	*	Cardiovascular Systems, Inc	164,205
82,684	*	CareFusion Corp	3,189,122
76,815	*	Catamaran Corp	4,055,832
18,408	*	Centene Corp	1,021,092
110,884	*	Cerner Corp	5,433,316
22,812	*,e	Cerus Corp	127,747
7,007	e	Chemed Corp	494,624
3,366	*,e	Chindex International, Inc	57,626
103,901		Cigna Corp	8,086,615
33,956		Community Health Systems, Inc	1,564,013
3,802		Computer Programs & Systems, Inc	211,923
10,891		Conmed Corp	357,225
18,211		Cooper Cos, Inc	2,319,171
4,790	*	Corvel Corp	162,333
173,290		Covidien plc	10,679,863
8,155	*	Cross Country Healthcare, Inc	45,994

136

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

12,510		CryoLife, Inc	$88,571
5,224	*	Cutera, Inc	49,889
10,812	*	Cyberonics, Inc	562,116
7,529	*	Cynosure, Inc (Class A)	214,426
34,404	*	DaVita, Inc	4,004,970
53,300		Dentsply International, Inc	2,285,504
4,986	*,e	Derma Sciences, Inc	70,851
26,375	*	DexCom, Inc	574,448
42,677	*	Edwards Lifesciences Corp	3,046,284
14,925	*	Emeritus Corp	346,111
23,560	*	Endologix, Inc	368,243
6,782		Ensign Group, Inc	259,344
2,511	*	Exactech, Inc	54,212
14,231	*	ExamWorks Group, Inc	345,529
300,211	*	Express Scripts Holding Co	19,678,831
16,948	*	Five Star Quality Care, Inc	100,332
11,092	*	GenMark Diagnostics, Inc	105,374
12,014	*	Gentiva Health Services, Inc	129,030
20,418	*,e	Globus Medical, Inc	342,206
8,901	*	Greatbatch, Inc	336,458
5,605	*,e	Greenway Medical Technologies	64,850
19,728	*	Haemonetics Corp	832,916
13,982	*	Hanger Orthopedic Group, Inc	516,215
103,778		HCA Holdings, Inc	4,047,342
98,129	*	Health Management Associates, Inc (Class A)	1,322,779
29,055	*	Health Net, Inc	891,117
32,669	*	Healthsouth Corp	1,063,703
7,069	*	HealthStream, Inc	222,674
12,582	*	Healthways, Inc	215,907
6,282	*,e	HeartWare International, Inc	580,582
33,360	*	Henry Schein, Inc	3,463,769
23,083		Hill-Rom Holdings, Inc	855,687
33,158	*	HMS Holdings Corp	802,092
99,949	*	Hologic, Inc	2,268,842
58,848		Humana, Inc	5,370,468
4,766	*	ICU Medical, Inc	341,675
20,701	*,e	Idexx Laboratories, Inc	2,028,491
20,108	*	Insulet Corp	641,244
7,453	*	Integra LifeSciences Holdings Corp	293,574
15,084	*	Intuitive Surgical, Inc	5,852,592
12,087		Invacare Corp	188,678
30,397	*	Inverness Medical Innovations, Inc	1,015,260
7,261	*	IPC The Hospitalist Co, Inc	365,737
22,884	*	Kindred Healthcare, Inc	351,498
34,692	*	Laboratory Corp of America Holdings	3,356,104
3,276		Landauer, Inc	161,409

137

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,045	*	LHC Group, Inc	$138,672
17,756	*	LifePoint Hospitals, Inc	872,885
10,331	*	Magellan Health Services, Inc	590,417
15,982	*,e	MAKO Surgical Corp	224,387
17,324		Masimo Corp	403,476
82,779		McKesson Corp	10,153,672
22,670	*	MedAssets, Inc	493,526
5,349	*	Medical Action Industries, Inc	49,157
9,996	*	Medidata Solutions, Inc	924,930
373,165		Medtronic, Inc	20,613,635
24,655	*	Merge Healthcare, Inc	111,687
17,191	e	Meridian Bioscience, Inc	425,133
14,576	*	Merit Medical Systems, Inc	191,529
10,432	*	Molina Healthcare, Inc	387,236
5,005	*	MWI Veterinary Supply, Inc	711,561
4,115		National Healthcare Corp	197,643
3,676	*	National Research Corp	66,094
11,222	*	Natus Medical, Inc	143,529
8,725	*	Neogen Corp	492,788
37,584	*,e	Neoprobe Corp	114,255
16,554	*	NuVasive, Inc	377,762
24,090	*	NxStage Medical, Inc	312,206
39,190		Omnicare, Inc	2,068,840
16,684	*	Omnicell, Inc	352,032
18,798	*	OraSure Technologies, Inc	83,275
7,170	*	Orthofix International NV	162,831
24,181	e	Owens & Minor, Inc	869,549
33,603		Patterson Cos, Inc	1,374,027
17,956	*	Pediatrix Medical Group, Inc	1,749,274
8,696	*	PharMerica Corp	127,309
5,834	*,e	PhotoMedex, Inc	92,877
3,827	*	Providence Service Corp	105,510
16,649		Quality Systems, Inc	380,763
59,033		Quest Diagnostics, Inc	3,442,214
11,220	*,e	Quidel Corp	300,359
53,395	e	Resmed, Inc	2,544,272
3,118	*	Rochester Medical Corp	46,084
15,431	*	Rockwell Medical Technologies, Inc	77,927
22,244	*	RTI Biologics, Inc	87,196
17,984		Select Medical Holdings Corp	161,316
20,334	*	Sirona Dental Systems, Inc	1,435,580
8,440	*	Skilled Healthcare Group, Inc (Class A)	55,029
27,333	*	Solta Medical, Inc	74,072
14,984	*	Spectranetics Corp	270,012
102,991		St. Jude Medical, Inc	5,395,698
14,524	*	Staar Surgical Co	152,647

138

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

22,630		STERIS Corp	$1,018,803
121,541		Stryker Corp	8,563,779
5,315	*	SurModics, Inc	107,576
13,828	*	Symmetry Medical, Inc	120,442
25,727	*	Team Health Holdings, Inc	1,034,740
9,768	*,e	TearLab Corp	138,217
15,396		Teleflex, Inc	1,222,904
39,368	*	Tenet Healthcare Corp	1,757,781
22,526	*	Thoratec Corp	738,628
9,905	*	Tornier BV	162,442
7,094	*	Triple-S Management Corp (Class B)	154,365
32,651	*,e	Unilife Corp	92,076
375,326		UnitedHealth Group, Inc	27,342,499
14,595		Universal American Corp	158,210
33,529		Universal Health Services, Inc (Class B)	2,345,354
4,423		US Physical Therapy, Inc	126,586
954		Utah Medical Products, Inc	53,252
14,382	*	Vanguard Health Systems, Inc	300,728
41,343	*	Varian Medical Systems, Inc	2,997,368
4,948	*	Vascular Solutions, Inc	79,960
30,395	*	VCA Antech, Inc	874,160
7,833	*	Vocera Communications, Inc	113,422
20,487	*	Volcano Corp	409,125
15,588	*	WellCare Health Plans, Inc	951,336
109,516		WellPoint, Inc	9,370,189
12,880		West Pharmaceutical Services, Inc	950,029
15,979	*	Wright Medical Group, Inc	438,144
5,184	*,e	Zeltiq Aesthetics, Inc	31,311
61,314		Zimmer Holdings, Inc	5,118,493
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	316,986,516

HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
161,076		Avon Products, Inc	3,682,197
13,362	*	Central Garden and Pet Co (Class A)	100,750
51,680		Church & Dwight Co, Inc	3,292,016
49,425		Clorox Co	4,247,585
342,593		Colgate-Palmolive Co	20,511,043
9,223	*	Elizabeth Arden, Inc	378,696
23,276		Energizer Holdings, Inc	2,369,497
84,209		Estee Lauder Cos (Class A)	5,528,321
9,176		Female Health Co	84,236
12,769	*	Harbinger Group, Inc	101,641
29,602	e	Herbalife Ltd	1,938,931
5,078		Inter Parfums, Inc	167,473
140,834		Kimberly-Clark Corp	13,914,399
43,210	*,e	Lifevantage Corp	112,778

139

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,121	*	Medifast, Inc	$140,008
3,302		Nature’s Sunshine Products, Inc	60,096
21,210		Nu Skin Enterprises, Inc (Class A)	1,774,004
2,679		Nutraceutical International Corp	59,527
1,470		Oil-Dri Corp of America	46,834
1,806		Orchids Paper Products Co	48,979
19,111	*	Prestige Brands Holdings, Inc	648,054
1,024,228		Procter & Gamble Co	82,245,508
3,233	*	Revlon, Inc (Class A)	81,116
7,987		Spectrum Brands, Inc	450,627
70,404	*,e	Star Scientific, Inc	129,543
2,225	*,e	USANA Health Sciences, Inc	183,830
6,057		WD-40 Co	348,338
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	142,646,027

INSURANCE - 4.3%
124,454		ACE Ltd	11,372,607
170,164		Aflac, Inc	10,495,716
6,418	*	Alleghany Corp	2,592,102
13,106		Allied World Assurance Co Holdings Ltd	1,240,483
170,590		Allstate Corp	8,696,678
16,737	*	AMBAC Financial Group, Inc	419,094
23,828		American Equity Investment Life Holding Co	433,670
31,156		American Financial Group, Inc	1,610,454
546,310	*	American International Group, Inc	24,862,568
2,688		American National Insurance Co	302,400
4,453	*	American Safety Insurance Holdings Ltd	133,412
6,359		Amerisafe, Inc	227,207
11,209	e	Amtrust Financial Services, Inc	466,631
112,987		Aon plc	7,626,623
51,333	*	Arch Capital Group Ltd	2,779,682
9,771		Argo Group International Holdings Ltd	436,275
47,295		Arthur J. Gallagher & Co	2,098,952
24,767		Aspen Insurance Holdings Ltd	928,515
30,571		Assurant, Inc	1,655,725
59,716		Assured Guaranty Ltd	1,292,254
44,525		Axis Capital Holdings Ltd	1,939,509
3,315		Baldwin & Lyons, Inc (Class B)	88,544
664,305	*	Berkshire Hathaway, Inc (Class B)	76,973,020
43,421		Brown & Brown, Inc	1,432,459
94,869		Chubb Corp	8,206,168
61,062		Cincinnati Financial Corp	2,992,038
16,339	*,e	Citizens, Inc (Class A)	116,660
9,808		CNA Financial Corp	348,282
82,981		Conseco, Inc	1,184,969
7,638		Crawford & Co (Class B)	60,035

140

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,961		Donegal Group, Inc (Class A)	$26,964
1,961		Eastern Insurance Holdings, Inc	38,298
7,310	*	eHealth, Inc	224,709
1,349		EMC Insurance Group, Inc	39,121
10,912		Employers Holdings, Inc	286,876
16,158		Endurance Specialty Holdings Ltd	850,396
3,581	*	Enstar Group Ltd	514,518
9,867		Erie Indemnity Co (Class A)	793,011
18,965		Everest Re Group Ltd	2,532,396
3,563		FBL Financial Group, Inc (Class A)	157,591
84,214		Fidelity National Title Group, Inc (Class A)	2,061,559
36,754		First American Financial Corp	835,418
1,768	*	Fortegra Financial Corp	11,934
181,737	*	Genworth Financial, Inc (Class A)	2,360,764
12,037	*	Greenlight Capital Re Ltd (Class A)	318,258
3,716	*	Hallmark Financial Services	36,305
16,499		Hanover Insurance Group, Inc	888,141
169,333		Hartford Financial Services Group, Inc	5,225,616
37,526		HCC Insurance Holdings, Inc	1,671,033
3,402		HCI Group, Inc	124,173
23,012	*	Hilltop Holdings, Inc	391,894
14,821		Horace Mann Educators Corp	420,027
1,286		Independence Holding Co	18,043
4,110		Infinity Property & Casualty Corp	267,191
266		Investors Title Co	19,836
1,246		Kansas City Life Insurance Co	54,836
17,754		Kemper Corp	620,502
103,432		Lincoln National Corp	4,310,011
112,879		Loews Corp	5,141,638
18,591		Maiden Holdings Ltd	226,067
5,155	*	Markel Corp	2,732,150
201,611		Marsh & McLennan Cos, Inc	8,441,453
51,701	*	MBIA, Inc	697,963
18,823		Meadowbrook Insurance Group, Inc	142,867
11,461		Mercury General Corp	506,576
329,261		Metlife, Inc	15,942,818
17,536		Montpelier Re Holdings Ltd	473,647
1,981		National Interstate Corp	53,982
738		National Western Life Insurance Co (Class A)	157,895
3,786	*	Navigators Group, Inc	219,437
96,759		Old Republic International Corp	1,398,168
7,620		OneBeacon Insurance Group Ltd (Class A)	110,490
21,527		PartnerRe Ltd	1,927,528
2,547	*	Phoenix Cos, Inc	108,680
11,905		Platinum Underwriters Holdings Ltd	691,561
21,286		Primerica, Inc	873,577

141

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

107,260		Principal Financial Group	$4,650,794
23,194		ProAssurance Corp	1,241,575
220,292		Progressive Corp	5,729,795
29,292		Protective Life Corp	1,269,222
169,832		Prudential Financial, Inc	13,411,633
27,649		Reinsurance Group of America, Inc (Class A)	1,882,620
16,531		RenaissanceRe Holdings Ltd	1,437,701
7,871		RLI Corp	649,672
5,736		Safety Insurance Group, Inc	308,425
20,750		Selective Insurance Group, Inc	507,337
16,602		Stancorp Financial Group, Inc	881,400
5,497		State Auto Financial Corp	111,589
7,888		Stewart Information Services Corp	243,976
35,510		Symetra Financial Corp	638,470
37,371		Torchmark Corp	2,656,331
13,637		Tower Group International Ltd	298,241
137,532		Travelers Cos, Inc	11,490,799
3,761	*	United America Indemnity Ltd	97,711
7,652		United Fire & Casualty Co	199,029
10,773		Universal Insurance Holdings, Inc	84,676
99,811		UnumProvident Corp	3,158,020
38,148		Validus Holdings Ltd	1,351,584
42,369		W.R. Berkley Corp	1,795,175
2,307		White Mountains Insurance Group Ltd	1,379,586
109,059		XL Capital Ltd	3,419,000
		TOTAL INSURANCE	296,853,011

MATERIALS - 3.7%
11,923		A. Schulman, Inc	319,536
3,963	*	Advanced Emissions Solutions, Inc	166,248
1,660	*	AEP Industries, Inc	133,962
75,783		Air Products & Chemicals, Inc	8,233,065
25,131		Airgas, Inc	2,593,771
22,288	*,e	AK Steel Holding Corp	75,779
33,077		Albemarle Corp	2,051,105
399,204		Alcoa, Inc	3,173,672
40,383	e	Allegheny Technologies, Inc	1,113,359
35,528	*,e	Allied Nevada Gold Corp	236,972
8,767		AMCOL International Corp	307,546
2,133	*	American Pacific Corp	77,577
12,440		American Vanguard Corp	307,144
26,428		Aptargroup, Inc	1,543,131
6,105	*	Arabian American Development Co	54,579
29,544		Ashland, Inc	2,565,601
39,107		Avery Dennison Corp	1,749,256
26,215		Axiall Corp	1,155,557

142

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

12,378		Balchem Corp	$615,929
55,586		Ball Corp	2,489,697
38,932		Bemis Co, Inc	1,603,609
18,781	*	Berry Plastics Group, Inc	433,090
5,021	*,e	Boise Cascade Co	132,856
37,811		Boise, Inc	344,080
8,346		Brush Engineered Materials, Inc	251,548
13,669		Buckeye Technologies, Inc	508,760
24,482		Cabot Corp	1,004,252
19,670	*	Calgon Carbon Corp	352,683
17,337		Carpenter Technology Corp	906,378
6,984	*,e	Castle (A.M.) & Co	118,868
59,658		Celanese Corp (Series A)	2,867,163
20,450	*	Century Aluminum Co	171,575
22,283		CF Industries Holdings, Inc	4,367,691
1,888		Chase Corp	52,392
36,737	*	Chemtura	821,439
8,110	*	Clearwater Paper Corp	396,741
57,135	e	Cliffs Natural Resources, Inc	1,114,704
36,784	*	Coeur d’Alene Mines Corp	493,273
43,343		Commercial Metals Co	671,383
12,211		Compass Minerals International, Inc	923,152
53,804	*	Crown Holdings, Inc	2,358,229
16,452		Cytec Industries, Inc	1,281,611
4,584		Deltic Timber Corp	276,553
12,500		Domtar Corp	868,875
443,292		Dow Chemical Co	15,532,952
338,033		Du Pont (E.I.) de Nemours & Co	19,501,124
17,896		Eagle Materials, Inc	1,207,622
56,316		Eastman Chemical Co	4,529,496
98,548		Ecolab, Inc	9,080,213
29,588	*	Ferro Corp	193,210
18,712	*	Flotek Industries, Inc	366,381
50,747		FMC Corp	3,357,422
382,232		Freeport-McMoRan Copper & Gold, Inc (Class B)	10,809,521
8,264		FutureFuel Corp	130,489
29,302	*,e	General Moly, Inc	55,088
15,953		Glatfelter	422,276
24,098		Globe Specialty Metals, Inc	287,489
13,992	e	Gold Resource Corp	111,096
72,477	*	Graphic Packaging Holding Co	623,302
11,330		Greif, Inc (Class A)	626,776
2,024	*	GSE Holding, Inc	10,586
19,733		H.B. Fuller Co	792,280
3,312		Hawkins, Inc	128,340
4,206		Haynes International, Inc	202,309

143

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

27,090	*	Headwaters, Inc	$255,459
120,609	e	Hecla Mining Co	389,567
16,957	*	Horsehead Holding Corp	207,723
68,086		Huntsman Corp	1,226,910
9,317		Innophos Holdings, Inc	464,359
8,855		Innospec, Inc	380,057
30,670		International Flavors & Fragrances, Inc	2,474,456
161,660		International Paper Co	7,809,795
20,452	e	Intrepid Potash, Inc	261,377
7,061		Kaiser Aluminum Corp	460,730
14,736		Kapstone Paper and Packaging Corp	649,121
2,157		KMG Chemicals, Inc	48,705
7,771		Koppers Holdings, Inc	300,349
12,071	*	Kraton Polymers LLC	245,041
7,624	e	Kronos Worldwide, Inc	126,101
9,547	*	Landec Corp	144,064
52,173	*	Louisiana-Pacific Corp	848,333
7,147	*	LSB Industries, Inc	234,993
148,167		LyondellBasell Industries AF S.C.A	10,180,555
16,956		Martin Marietta Materials, Inc	1,688,818
64,077		MeadWestvaco Corp	2,367,645
55,545	*	Midway Gold Corp	57,767
13,079		Minerals Technologies, Inc	601,634
30,898	*,e	Molycorp, Inc	230,499
196,063		Monsanto Co	19,367,103
110,555		Mosaic Co	4,542,705
10,337		Myers Industries, Inc	201,261
5,471		Neenah Paper, Inc	216,487
3,549		NewMarket Corp	967,315
177,506		Newmont Mining Corp	5,325,180
19,907		Noranda Aluminium Holding Corp	61,911
115,805		Nucor Corp	5,417,358
27,805		Olin Corp	678,442
4,086		Olympic Steel, Inc	113,795
12,974	*	OM Group, Inc	400,507
17,438	*	Omnova Solutions, Inc	140,550
62,106	*	Owens-Illinois, Inc	1,847,653
36,710		Packaging Corp of America	1,974,631
50,242	*,e	Paramount Gold and Silver Corp	71,344
3,423	*	Penford Corp	50,797
37,138		PolyOne Corp	1,073,660
52,125		PPG Industries, Inc	8,362,935
108,205		Praxair, Inc	13,002,995
4,919		Quaker Chemical Corp	324,506
28,459		Reliance Steel & Aluminum Co	1,997,822
60,834		Rentech, Inc	130,185
26,286	*,e	Resolute Forest Products	401,124
26,352		Rock-Tenn Co (Class A)	3,013,351

144

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

29,075		Rockwood Holdings, Inc	$1,969,250
24,083		Royal Gold, Inc	1,244,850
49,610		RPM International, Inc	1,748,256
11,776	*	RTI International Metals, Inc	360,934
9,875		Schnitzer Steel Industries, Inc (Class A)	253,392
11,483		Schweitzer-Mauduit International, Inc	621,690
16,558	e	Scotts Miracle-Gro Co (Class A)	832,040
73,171		Sealed Air Corp	1,993,178
18,965		Sensient Technologies Corp	834,650
33,102		Sherwin-Williams Co	5,765,375
46,455		Sigma-Aldrich Corp	3,881,780
18,377		Silgan Holdings, Inc	886,506
37,790		Sonoco Products Co	1,454,537
59,431		Southern Copper Corp (NY)	1,549,366
83,065		Steel Dynamics, Inc	1,292,491
7,384		Stepan Co	442,006
43,893	*,e	Stillwater Mining Co	531,105
26,256	*	SunCoke Energy, Inc	414,845
31,747	*,e	Tahoe Resources, Inc	480,650
5,952	*	Taminco Corp	135,706
7,825	*,e	Texas Industries, Inc	486,245
10,699		Tredegar Corp	321,077
1,648	*	UFP Technologies, Inc	35,053
650	*	United States Lime & Minerals, Inc	38,766
53,871	e	United States Steel Corp	934,662
2,801	*	Universal Stainless & Alloy	72,266
5,110	*	US Concrete, Inc	87,688
8,201	e	US Silica Holdings Inc	198,464
33,863		Valspar Corp	2,306,748
48,270		Vulcan Materials Co	2,277,379
13,427	e	Walter Energy, Inc	150,248
21,428		Wausau Paper Corp	244,065
7,788		Westlake Chemical Corp	810,108
1,691	*	WHX Corp	33,076
19,729		Worthington Industries, Inc	705,706
28,411	*	WR Grace & Co	2,182,533
12,763		Zep, Inc	166,940
11,765	*,e	Zoltek Cos, Inc	163,886
		TOTAL MATERIALS	258,497,555

MEDIA - 3.8%
6,831	*	AH Belo Corp (Class A)	51,233
22,497	*	AMC Networks, Inc	1,535,645
10,875		Arbitron, Inc	499,815
38,721		Belo (A.H.) Corp (Class A)	552,161
77,715		Cablevision Systems Corp (Class A)	1,452,493

145

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,600	*	Carmike Cinemas, Inc	$120,912
229,296		CBS Corp (Class B)	12,116,001
25,923	*	Central European Media Enterprises Ltd (Class A) Nasdaq	87,101
24,757	*	Charter Communications, Inc	3,112,945
42,456		Cinemark Holdings, Inc	1,236,319
16,080		Clear Channel Outdoor Holdings, Inc (Class A)	119,314
967,059		Comcast Corp (Class A)	43,595,020
8,719	*,e	Crown Media Holdings, Inc (Class A)	25,895
27,486	*,e	Cumulus Media, Inc (Class A)	117,640
305	*	Daily Journal Corp	40,748
6,234	*	Dex Media, Inc	92,887
10,857	*,e	Digital Generation, Inc	84,142
193,087	*	DIRECTV	12,216,615
90,863	*	Discovery Communications, Inc (Class A)	7,243,598
77,948		DISH Network Corp (Class A)	3,480,378
27,161	*,e	DreamWorks Animation SKG, Inc (Class A)	672,506
11,040	*	Entercom Communications Corp (Class A)	108,302
19,205		Entravision Communications Corp (Class A)	109,276
10,697	*	EW Scripps Co (Class A)	177,677
3,371		Fisher Communications, Inc	138,110
85,528		Gannett Co, Inc	2,203,201
5,657	*	Global Sources Ltd	40,957
18,478	*	Gray Television, Inc	144,313
15,742		Harte-Hanks, Inc	150,494
2,790	*,e	Hemisphere Media Group, Inc	38,390
161,224		Interpublic Group of Cos, Inc	2,652,135
17,022		John Wiley & Sons, Inc (Class A)	768,203
17,189	*	Journal Communications, Inc (Class A)	157,451
29,428	*	Lamar Advertising Co (Class A)	1,275,115
140,157	*	Liberty Global plc (Class A)	11,369,536
38,668	*	Liberty Media Corp	5,557,752
28,765	*,e	Lions Gate Entertainment Corp	935,725
50,991	*	Live Nation, Inc	835,233
4,961		Loral Space & Communications, Inc	310,013
22,799	*	Madison Square Garden, Inc	1,344,457
6,123	e	Martha Stewart Living Omnimedia, Inc (Class A)	15,369
22,457	*,e	McClatchy Co (Class A)	69,841
100,083		McGraw-Hill Cos, Inc	6,191,134
9,466		MDC Partners, Inc	232,958
7,663	*,e	Media General, Inc (Class A)	84,216
12,568	e	Meredith Corp	597,231
7,862		Morningstar, Inc	599,242
21,254		National CineMedia, Inc	384,910
47,378	*	New York Times Co (Class A)	577,064
185,677	*	News Corp	2,957,835
10,867		Nexstar Broadcasting Group, Inc (Class A)	391,647

146

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

94,195		Omnicom Group, Inc	$6,053,913
2,956	*,e	ReachLocal, Inc	38,162
4,992	*	Reading International, Inc	31,000
32,302	e	Regal Entertainment Group (Class A)	608,893
3,861	*	Rentrak Corp	82,934
1,405		Saga Communications, Inc	72,849
2,491		Salem Communications	18,857
8,996		Scholastic Corp	274,378
40,365		Scripps Networks Interactive (Class A)	2,856,631
25,576		Sinclair Broadcast Group, Inc (Class A)	721,499
1,152,366	e	Sirius XM Radio, Inc	4,298,325
41,232	*	Starz-Liberty Capital	930,606
139,610		Thomson Corp	4,750,928
107,439		Time Warner Cable, Inc	12,255,567
342,487		Time Warner, Inc	21,323,241
730,109		Twenty-First Century Fox, Inc	21,815,657
13,323	e	Valassis Communications, Inc	381,437
178,154		Viacom, Inc (Class B)	12,964,267
663,835		Walt Disney Co	42,916,933
1,580	e	Washington Post Co (Class B)	849,029
10,640	e	World Wrestling Entertainment, Inc (Class A)	113,210
		TOTAL MEDIA	262,229,471

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.1%
582,550		AbbVie, Inc	26,494,374
26,308	*,e	Acadia Pharmaceuticals, Inc	518,268
4,312	*,e	Accelerate Diagnostics, Inc	36,135
7,844	*,e	AcelRx Pharmaceuticals, Inc	91,383
37,664	*	Achillion Pharmaceuticals, Inc	268,921
15,182	*	Acorda Therapeutics, Inc	576,461
49,826	*	Actavis, Inc	6,690,137
10,661	*	Aegerion Pharmaceuticals, Inc	976,441
28,390	*	Affymetrix, Inc	107,882
129,667		Agilent Technologies, Inc	5,800,005
21,973	*	Akorn, Inc	311,797
8,811	*	Albany Molecular Research, Inc	111,988
71,572	*	Alexion Pharmaceuticals, Inc	8,318,814
6,677	*	Alimera Sciences, Inc	30,848
47,374	*	Alkermes plc	1,590,819
108,092		Allergan, Inc	9,849,343
21,765	*	Alnylam Pharmaceuticals, Inc	1,004,890
8,079	*	AMAG Pharmaceuticals, Inc	181,777
276,120		Amgen, Inc	29,901,035
8,671	*,e	Amicus Therapeutics, Inc	21,157
12,638	*,e	Ampio Pharmaceuticals, Inc	70,267
9,613	*,e	Anacor Pharmaceuticals, Inc	73,539

147

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

81,542	*,e	Arena Pharmaceuticals, Inc	$566,717
68,962	*	Ariad Pharmaceuticals, Inc	1,281,314
16,141	*	Arqule, Inc	43,096
44,275	*	Array Biopharma, Inc	294,871
38,478	*	Astex Pharmaceuticals	201,240
18,582	*	Auxilium Pharmaceuticals, Inc	341,166
50,048	*,e	AVANIR Pharmaceuticals, Inc	235,726
15,045	*,e	AVEO Pharmaceuticals, Inc	36,108
11,182	*,e	BioDelivery Sciences International, Inc	48,306
87,181	*	Biogen Idec, Inc	19,016,792
51,974	*	BioMarin Pharmaceuticals, Inc	3,360,119
7,643	*	Bio-Rad Laboratories, Inc (Class A)	932,370
14,329	*,e	Biotime, Inc	56,313
604,176		Bristol-Myers Squibb Co	26,124,570
40,872	*	Bruker BioSciences Corp	732,426
25,733	*	Cadence Pharmaceuticals, Inc	192,226
11,293	*	Cambrex Corp	165,442
153,336	*	Celgene Corp	22,518,925
40,506	*,e	Cell Therapeutics, Inc	45,772
29,432	*,e	Celldex Therapeutics, Inc	602,767
5,415	*	Cempra, Inc	47,435
25,872	*,e	Cepheid, Inc	902,157
19,653	*	Charles River Laboratories International, Inc	894,998
24,776	*	Chelsea Therapeutics International, Inc	73,337
8,998	*	ChemoCentryx, Inc	125,792
3,273	*	Chimerix, Inc	74,428
1,296	*,m	Clinical Data, Inc	1,231
5,241	*	Clovis Oncology, Inc	408,169
9,235	*,e	Corcept Therapeutics, Inc	19,486
2,379	*	Cornerstone Therapeutics, Inc	21,221
8,094	*,e	Coronado Biosciences, Inc	63,376
20,512	*	Covance, Inc	1,692,240
24,322	*	Cubist Pharmaceuticals, Inc	1,515,990
30,922	*,e	Curis, Inc	128,326
9,307	*	Cytokinetics, Inc	115,779
21,131	*,e	Cytori Therapeutics, Inc	59,589
59,387	*,e	Dendreon Corp	272,586
16,849	*	Depomed, Inc	109,855
4,787	*	Durata Therapeutics, Inc	41,455
37,174	*	Dyax Corp	149,811
50,218	*,e	Dynavax Technologies Corp	66,790
363,946		Eli Lilly & Co	19,329,172
9,351	*	Emergent Biosolutions, Inc	165,419
1,466	*	Enanta Pharmaceuticals, Inc	26,886
41,904	*	Endo Pharmaceuticals Holdings, Inc	1,611,628
11,303	*	Endocyte, Inc	203,115

148

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

10,740		Enzon Pharmaceuticals, Inc	$21,480
2,204	*,e	Epizyme, Inc	79,564
23,898	*,e	Exact Sciences Corp	327,881
68,038	*,e	Exelixis, Inc	344,953
6,457	*	Fibrocell Science, Inc	32,156
8,403	*	Fluidigm Corp	149,237
101,580	*	Forest Laboratories, Inc	4,424,825
2,733	*	Furiex Pharmaceuticals Inc	120,225
29,611	*,e	Galena Biopharma, Inc	57,741
7,399	*,e	Genomic Health, Inc	263,700
58,020	*,e	Geron Corp	76,006
561,772	*	Gilead Sciences, Inc	34,520,889
1,967	*,e	Golf Trust Of America, Inc	6,688
6,777	*,e	GTx, Inc	32,462
35,725	*,e	Halozyme Therapeutics, Inc	304,020
6,915	*	Harvard Bioscience, Inc	36,995
4,090		Hi-Tech Pharmacal Co, Inc	146,995
16,239	*,e	Horizon Pharma, Inc	40,922
61,317	*	Hospira, Inc	2,495,602
3,264	*,e	Hyperion Therapeutics, Inc	81,763
32,172	*,e	Idenix Pharmaceuticals, Inc	126,436
46,480	*,e	Illumina, Inc	3,710,034
31,551	*,e	Immunogen, Inc	601,047
21,788	*,e	Immunomedics, Inc	123,974
23,255	*	Impax Laboratories, Inc	482,309
37,550	*,e	Incyte Corp	879,045
17,926	*	Infinity Pharmaceuticals, Inc	379,673
10,443	*	Insmed, Inc	116,022
1,634	*	Insys Therapeutics, Inc	27,909
2,338	*	Intercept Pharmaceuticals, Inc	109,442
30,727	*,e	InterMune, Inc	476,576
36,276	*,e	Ironwood Pharmaceuticals, Inc	444,018
42,323	*,e	Isis Pharmaceuticals, Inc	1,221,019
19,725	*	Jazz Pharmaceuticals plc	1,489,435
1,037,152		Johnson & Johnson	96,973,712
30,434	*,e	Keryx Biopharmaceuticals, Inc	276,949
3,790	*,e	KYTHERA Biopharmaceuticals, Inc	104,452
4,773	*	Lannett Co, Inc	66,297
85,331	*	Lexicon Pharmaceuticals, Inc	211,621
64,328	*	Life Technologies Corp	4,798,869
6,608	*	Ligand Pharmaceuticals, Inc (Class B)	313,087
15,923	*	Luminex Corp	317,027
21,973	*	Mallinckrodt plc	1,008,341
54,167	*,e	MannKind Corp	418,169
21,002	*	Medicines Co	648,962
27,913	*	Medivation, Inc	1,615,325

149

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,680	*,e	MEI Pharma, Inc	$27,931
1,113,722		Merck & Co, Inc	53,647,989
34,140	*,e	Merrimack Pharmaceuticals, Inc	163,189
11,607	*	Mettler-Toledo International, Inc	2,560,504
31,009	*	MiMedx Group, Inc	194,116
16,285	*	Momenta Pharmaceuticals, Inc	281,079
142,350	*	Mylan Laboratories, Inc	4,777,266
30,256	*,e	Myriad Genetics, Inc	897,696
15,706	*	Nanosphere, Inc	49,631
43,257	*	Nektar Therapeutics	484,911
11,661	*	NeoGenomics, Inc	33,117
24,835	*	Neurocrine Biosciences, Inc	347,442
6,193	*,e	NewLink Genetics Corp	111,226
41,207	*,e	Novavax, Inc	110,847
36,454	*	NPS Pharmaceuticals, Inc	656,537
9,798	*,e	Omeros Corp	52,615
1,988	*,m	Omthera Pharmaceuticals, Inc	1,193
4,456	*	OncoGenex Pharmaceutical, Inc	43,535
27,191	*	Onyx Pharmaceuticals, Inc	3,570,178
53,230	*,e	Opko Health, Inc	396,563
18,297	*,e	Optimer Pharmaceuticals, Inc	228,895
41,168	*,e	Orexigen Therapeutics, Inc	312,877
4,904	*,e	Osiris Therapeutics, Inc	56,151
3,243	*	OvaScience, Inc	41,154
8,300	*	Pacific Biosciences of California, Inc	21,497
10,375	*	Pacira Pharmaceuticals, Inc	352,024
21,458	*	Parexel International Corp	1,061,098
52,362	e	PDL BioPharma, Inc	425,179
51,571	*,e	Peregrine Pharmaceuticals, Inc	73,231
42,252		PerkinElmer, Inc	1,440,371
35,545		Perrigo Co	4,421,443
2,468,289		Pfizer, Inc	72,148,087
21,695	*	Pharmacyclics, Inc	2,356,728
3,729	*	Portola Pharmaceuticals, Inc	85,692
11,983	*	Pozen, Inc	68,902
15,979	*	Progenics Pharmaceuticals, Inc	95,714
4,518	*	Prothena Corp plc	78,478
9,576	*	Puma Biotechnology, Inc	489,429
87,522	*	Qiagen N.V. (NASDAQ)	1,829,210
19,813	e	Questcor Pharmaceuticals, Inc	1,323,905
10,125	*	Quintiles Transnational Holdings, Inc	454,106
20,411	*,e	Raptor Pharmaceutical Corp	203,498
2,085	*	Receptos, Inc	41,471
29,232	*	Regeneron Pharmaceuticals, Inc	7,894,394
3,461	*,e	Regulus Therapeutics, Inc	35,095
14,014	*	Repligen Corp	142,522

150

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

8,488	*,e	Repros Therapeutics, Inc	$175,107
32,490	*	Rigel Pharmaceuticals, Inc	123,787
6,096	*	Sagent Pharmaceuticals	132,466
23,246	*	Salix Pharmaceuticals Ltd	1,717,879
19,696	*,e	Sangamo Biosciences, Inc	192,036
20,669	*	Santarus, Inc	502,670
11,955	*,e	Sarepta Therapeutics, Inc	442,574
21,735	*	Sciclone Pharmaceuticals, Inc	136,061
37,646	*,e	Seattle Genetics, Inc	1,525,416
41,599	*,e	Sequenom, Inc	124,797
10,219	*,e	SIGA Technologies, Inc	32,599
20,745	e	Spectrum Pharmaceuticals, Inc	175,088
3,376	*,e	Stemline Therapeutics, Inc	95,001
5,074	*	Sucampo Pharmaceuticals, Inc (Class A)	31,104
14,120	*,e	Sunesis Pharmaceuticals, Inc	71,730
2,879	*,e	Supernus Pharmaceuticals, Inc	19,721
6,335	*	Synageva BioPharma Corp	304,713
30,313	*,e	Synergy Pharmaceuticals, Inc	136,408
19,106	*,e	Synta Pharmaceuticals Corp	128,201
14,240	*	Targacept, Inc	71,200
14,263		Techne Corp	1,051,754
4,917	*,e	TESARO, Inc	167,768
4,186	*	Tetraphase Pharmaceuticals, Inc	33,069
5,277	*	TG Therapeutics, Inc	32,242
29,412	*,e	TherapeuticsMD, Inc	67,942
27,210	*,e	Theravance, Inc	1,049,218
131,209		Thermo Electron Corp	11,954,452
19,539	*,e	Threshold Pharmaceuticals, Inc	105,901
12,044	*,e	Trius Therapeutics, Inc	169,820
17,377	*	United Therapeutics Corp	1,300,495
8,304	*	Vanda Pharmaceuticals, Inc	96,825
5,194	*	Verastem, Inc	79,364
81,091	*	Vertex Pharmaceuticals, Inc	6,471,062
28,303	*,e	Vical, Inc	109,250
24,172	*	Viropharma, Inc	829,583
37,786	*,e	Vivus, Inc	559,611
93,206		Warner Chilcott plc	1,986,220
32,513	*	Waters Corp	3,281,862
14,873	*	Xenoport, Inc	80,165
28,108	*,e	XOMA Corp	152,626
20,253	*,e	ZIOPHARM Oncology, Inc	60,354
185,169		Zoetis Inc	5,519,888
21,917	*,e	Zogenix, Inc	33,971
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	563,867,388
151

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 3.5%
21,412		Acadia Realty Trust	$552,001
10,534		AG Mortgage Investment Trust	191,087
4,398		Agree Realty Corp	132,644
16,150	*	Alexander & Baldwin, Inc	715,283
732		Alexander’s, Inc	221,064
26,638		Alexandria Real Estate Equities, Inc	1,824,703
9,418	*	Altisource Residential Corp	180,543
12,576		American Assets Trust,Inc	407,462
39,188		American Campus Communities, Inc	1,505,211
146,228		American Capital Agency Corp	3,294,517
22,273		American Capital Mortgage, Inc	436,105
57,343		American Realty Capital Properties, Inc	828,606
5,038	*	American Residential Properties, Inc	88,367
149,108		American Tower Corp	10,555,355
5,893		AmREIT, Inc (Class B)	107,783
354,173		Annaly Capital Management, Inc	4,221,742
57,672		Anworth Mortgage Asset Corp	280,286
54,384		Apartment Investment & Management Co (Class A)	1,597,802
16,356		Apollo Commercial Real Estate Finance, Inc	262,187
3,864		Ares Commercial Real Estate Corp	50,773
6,956		Armada Hoffler Properties, Inc	75,612
139,081	*	ARMOUR Residential REIT, Inc	620,301
19,306		Ashford Hospitality Trust, Inc	225,301
20,272		Associated Estates Realty Corp	309,756
3,145	*	AV Homes, Inc	50,792
47,065		AvalonBay Communities, Inc	6,369,777
4,333		Aviv REIT, Inc	107,892
70,145		BioMed Realty Trust, Inc	1,449,196
55,075		Boston Properties, Inc	5,890,271
58,338		Brandywine Realty Trust	813,232
28,976		BRE Properties, Inc (Class A)	1,537,467
31,721		Camden Property Trust	2,237,599
21,115		Campus Crest Communities, Inc	239,655
31,670		Capital Lease Funding, Inc	268,562
33,033		Capstead Mortgage Corp	390,450
60,284		CBL & Associates Properties, Inc	1,372,667
104,408	*	CBRE Group, Inc	2,419,133
27,626		Cedar Shopping Centers, Inc	153,048
92,932	*	Chambers Street Properties	751,820
5,869		Chatham Lodging Trust	102,473
17,952		Chesapeake Lodging Trust	411,280
374,448		Chimera Investment Corp	1,115,855
32,998		Colonial Properties Trust	798,882
23,069		Colony Financial, Inc	467,839
2,182		Consolidated-Tomoka Land Co	84,771

152

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

7,112		Coresite Realty	$241,523
32,018		Corporate Office Properties Trust	815,819
39,715		Cousins Properties, Inc	407,079
50,625		CubeSmart	820,125
7,110		CyrusOne, Inc	144,688
63,214		CYS Investments, Inc	524,676
108,841		DCT Industrial Trust, Inc	817,396
98,520		DDR Corp	1,682,722
72,812		DiamondRock Hospitality Co	706,276
48,246		Digital Realty Trust, Inc	2,667,521
53,130		Douglas Emmett, Inc	1,328,781
120,061		Duke Realty Corp	1,977,405
23,329		DuPont Fabros Technology, Inc	534,467
20,716		Dynex Capital, Inc	199,081
12,403		EastGroup Properties, Inc	767,250
42,560		Education Realty Trust, Inc	401,341
2,301		Ellington Residential Mortgage REIT	35,711
17,176		Entertainment Properties Trust	865,327
31,110		Equity Lifestyle Properties, Inc	1,197,424
22,499		Equity One, Inc	520,627
131,288		Equity Residential	7,352,128
14,410		Essex Property Trust, Inc	2,324,189
18,346		Excel Trust, Inc	238,131
41,457		Extra Space Storage, Inc	1,743,267
25,076		Federal Realty Investment Trust	2,641,255
26,704	*	FelCor Lodging Trust, Inc	161,292
38,887		First Industrial Realty Trust, Inc	636,191
22,801		First Potomac Realty Trust	309,410
56,455	*	Forest City Enterprises, Inc (Class A)	989,092
15,764	*	Forestar Real Estate Group, Inc	340,660
35,525		Franklin Street Properties Corp	472,838
221,894		General Growth Properties, Inc	4,602,082
10,897		Getty Realty Corp	224,369
4,633		Gladstone Commercial Corp	86,220
52,990		Glimcher Realty Trust	595,608
20,258		Government Properties Income Trust	511,920
22,612	*	Gramercy Property Trust, Inc	107,407
36,203		Hatteras Financial Corp	727,318
167,002		HCP, Inc	7,326,378
103,156		Health Care REIT, Inc	6,652,530
33,692		Healthcare Realty Trust, Inc	866,221
41,493		Healthcare Trust of America, Inc	454,348
72,994		Hersha Hospitality Trust	428,475
30,091		Highwoods Properties, Inc	1,091,701
19,455		Home Properties, Inc	1,241,424
52,462		Hospitality Properties Trust	1,494,642

153

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

269,062		Host Marriott Corp	$4,805,447
14,479	*	Howard Hughes Corp	1,581,252
44,336		HRPT Properties Trust	1,022,832
15,695		Hudson Pacific Properties	340,581
31,708		Inland Real Estate Corp	326,275
49,449		Invesco Mortgage Capital, Inc	812,447
37,536		Investors Real Estate Trust	324,311
33,750	*	iStar Financial, Inc	383,400
4,945	*	JAVELIN Mortgage Investment Corp	66,214
17,162		Jones Lang LaSalle, Inc	1,562,257
22,340	e	Kennedy-Wilson Holdings, Inc	382,014
28,254		Kilroy Realty Corp	1,478,814
148,002		Kimco Realty Corp	3,337,445
34,594		Kite Realty Group Trust	199,607
35,783		LaSalle Hotel Properties	963,994
62,761		Lexington Corporate Properties Trust	787,023
39,740		Liberty Property Trust	1,518,465
13,896		LTC Properties, Inc	537,358
51,436		Macerich Co	3,191,604
34,677		Mack-Cali Realty Corp	834,329
21,143	*	Maguire Properties, Inc	66,178
56,666		Medical Properties Trust, Inc	827,324
126,591		MFA Mortgage Investments, Inc	1,010,196
15,885		Mid-America Apartment Communities, Inc	1,073,032
17,841		Monmouth Real Estate Investment Corp (Class A)	174,485
9,631		National Health Investors, Inc	602,804
43,816		National Retail Properties, Inc	1,533,122
94,822		New Residential Investment Corp	628,670
23,936		New York Mortgage Trust, Inc	154,148
72,127		NorthStar Realty Finance Corp	706,845
42,251		Omega Healthcare Investors, Inc	1,344,849
4,564		One Liberty Properties, Inc	106,022
17,010		Parkway Properties, Inc	297,675
22,777		Pebblebrook Hotel Trust	607,007
24,545		Pennsylvania Real Estate Investment Trust	508,081
21,901		Pennymac Mortgage Investment Trust	483,574
65,135		Piedmont Office Realty Trust, Inc	1,178,292
60,585		Plum Creek Timber Co, Inc	2,955,336
21,154		Post Properties, Inc	984,084
16,728		Potlatch Corp	736,534
181,450		Prologis, Inc	6,960,422
7,473		PS Business Parks, Inc	547,547
52,348		Public Storage, Inc	8,334,849
25,833		RAIT Investment Trust	195,297
22,438		Ramco-Gershenson Properties	347,565
47,128		Rayonier, Inc	2,754,160
44,953	*	Realogy Holdings Corp	2,021,087
73,583		Realty Income Corp	3,194,238
29,164		Redwood Trust, Inc	494,038

154

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

34,297		Regency Centers Corp	$1,808,481
44,895		Resource Capital Corp	298,103
25,129		Retail Opportunities Investment Corp	344,267
47,913		Retail Properties of America, Inc	675,094
45,951		RLJ Lodging Trust	1,112,933
8,485		Rouse Properties, Inc	172,670
16,520		Ryman Hospitality Properties	615,370
12,802		Sabra Healthcare REIT, Inc	335,924
3,002		Saul Centers, Inc	136,231
7,158		Select Income REIT	193,123
70,664		Senior Housing Properties Trust	1,777,200
8,299		Silver Bay Realty Trust Corp	133,531
113,841		Simon Property Group, Inc	18,221,390
34,201		SL Green Realty Corp	3,100,321
11,759		Sovran Self Storage, Inc	812,547
141,210		Spirit Realty Capital, Inc	1,289,247
24,785	*,e	St. Joe Co	562,124
16,132		STAG Industrial, Inc	334,416
62,547		Starwood Property Trust, Inc	1,588,694
56,605	*	Strategic Hotels & Resorts, Inc	501,520
23,376		Summit Hotel Properties, Inc	236,565
13,687		Sun Communities, Inc	662,725
60,646	*	Sunstone Hotel Investors, Inc	784,759
35,379		Tanger Factory Outlet Centers, Inc	1,147,341
22,944		Taubman Centers, Inc	1,679,960
5,083	*	Tejon Ranch Co	171,755
7,049		Terreno Realty Corp	129,279
9,787		Thomas Properties Group, Inc	55,394
132,487		Two Harbors Investment Corp	1,328,845
93,314		UDR, Inc	2,336,583
5,775		UMH Properties, Inc	63,121
4,709		Universal Health Realty Income Trust	204,700
5,504		Urstadt Biddle Properties, Inc (Class A)	116,244
106,970		Ventas, Inc	7,032,208
68,142		Vornado Realty Trust	5,779,123
24,974		Washington Real Estate Investment Trust	671,301
45,541		Weingarten Realty Investors	1,426,344
9,127		Western Asset Mortgage Capital Corp	153,242
201,354		Weyerhaeuser Co	5,718,454
6,658		Whitestone REIT	107,726
13,999		Winthrop Realty Trust	178,767
20,958		WP Carey, Inc	1,480,054
7,855		ZAIS Financial Corp	134,792
		TOTAL REAL ESTATE	246,887,085

155

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

RETAILING - 4.5%
8,446	*	1-800-FLOWERS.COM, Inc (Class A)	$55,575
28,417		Aaron’s, Inc	814,431
29,238		Abercrombie & Fitch Co (Class A)	1,458,099
26,410		Advance Auto Parts, Inc	2,178,561
28,454	*	Aeropostale, Inc	430,509
135,585	*	Amazon.com, Inc	40,840,914
72,123		American Eagle Outfitters, Inc	1,416,496
3,105	*	America’s Car-Mart, Inc	134,384
17,000	*	Ann Taylor Stores Corp	576,130
11,188	*	Asbury Automotive Group, Inc	546,422
48,887	*	Ascena Retail Group, Inc	933,253
8,519	*	Audiovox Corp (Class A)	115,432
18,998	*	Autonation, Inc	910,004
13,294	*	Autozone, Inc	5,963,423
15,213	*,e	Barnes & Noble, Inc	271,552
11,299		Bebe Stores, Inc	67,568
80,757	*	Bed Bath & Beyond, Inc	6,175,488
102,349		Best Buy Co, Inc	3,079,681
6,107		Big 5 Sporting Goods Corp	123,789
21,816	*	Big Lots, Inc	788,212
5,353	*	Blue Nile, Inc	207,857
6,527	*	Body Central Corp	78,716
5,473	e	Bon-Ton Stores, Inc	103,221
14,077		Brown Shoe Co, Inc	334,610
10,487	e	Buckle, Inc	587,062
17,828	*	Cabela’s, Inc	1,223,714
84,387	*	Carmax, Inc	4,138,339
10,244		Cato Corp (Class A)	288,369
60,599		Chico’s FAS, Inc	1,038,061
8,360	*	Children’s Place Retail Stores, Inc	451,774
9,817	*	Christopher & Banks Corp	67,148
6,442	*	Citi Trends, Inc	90,768
8,368	*,e	Conn’s, Inc	540,740
3,959		Core-Mark Holding Co, Inc	248,031
23,010	*	CST Brands, Inc	750,356
5,437		Destination Maternity Corp	163,436
18,923	*	Destination XL Group, Inc	122,053
36,866		Dick’s Sporting Goods, Inc	1,895,281
10,057		Dillard’s, Inc (Class A)	849,113
122,458	*	Dollar General Corp	6,694,779
82,825	*	Dollar Tree, Inc	4,443,561
12,973		DSW, Inc (Class A)	983,224
39,844		Expedia, Inc	1,877,848
31,920	*	Express Parent LLC	719,796
36,249		Family Dollar Stores, Inc	2,492,481

156

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

17,617		Finish Line, Inc (Class A)	$392,154
12,261	*,e	Five Below, Inc	476,462
54,701		Foot Locker, Inc	1,976,347
14,180	*,e	Francesca’s Holdings Corp	352,515
15,867		Fred’s, Inc (Class A)	272,912
44,593	e	GameStop Corp (Class A)	2,187,733
100,269		Gap, Inc	4,602,347
8,477	*	Genesco, Inc	596,611
57,945		Genuine Parts Co	4,750,911
36,768		GNC Holdings, Inc	1,940,615
4,270	*	Gordmans Stores, Inc	59,737
8,577		Group 1 Automotive, Inc	624,320
156,834	*	Groupon, Inc	1,389,549
21,381		Guess?, Inc	720,112
7,219		Haverty Furniture Cos, Inc	187,694
4,755	*,e	HHgregg, Inc	74,606
9,575	*,e	Hibbett Sports, Inc	561,574
538,372		Home Depot, Inc	42,547,539
21,053	*,e	HomeAway, Inc	633,906
13,124		HSN, Inc	788,227
60,353	*,e	JC Penney Co, Inc	881,154
9,655	*,e	JOS A Bank Clothiers, Inc	394,503
4,723	*	Kirkland’s, Inc	83,030
82,915		Kohl’s Corp	4,392,837
89,672		L Brands, Inc	5,001,007
199,016	*	Liberty Media Holding Corp (Interactive A)	4,867,931
13,746	*	Liberty Ventures	1,233,291
8,283		Lithia Motors, Inc (Class A)	540,383
110,040	*	LKQ Corp	2,868,743
399,423		Lowe’s Companies, Inc	17,806,277
9,369	*,e	Lumber Liquidators, Inc	907,107
139,021		Macy’s, Inc	6,720,275
9,771	*	MarineMax, Inc	113,637
2,500	*,e	Mattress Firm Holding Corp	102,125
17,713		Men’s Wearhouse, Inc	707,280
11,016	e	Monro Muffler, Inc	473,798
18,803	*	NetFlix, Inc	4,592,069
10,555	*	New York & Co, Inc	65,758
54,195		Nordstrom, Inc	3,318,902
10,530		Nutri/System, Inc	131,730
97,331	*,e	Office Depot, Inc	421,443
32,919	e	OfficeMax, Inc	374,947
9,384	*,e	Orbitz Worldwide, Inc	86,427
40,869	*	O’Reilly Automotive, Inc	5,119,251
4,803	*,e	Overstock.com, Inc	163,350
15,755		Penske Auto Group, Inc	585,771

157

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

18,406	*	PEP Boys - Manny Moe & Jack	$229,155
8,670	e	PetMed Express, Inc	145,223
37,989		Petsmart, Inc	2,781,555
35,284		Pier 1 Imports, Inc	829,174
18,971	*	Priceline.com, Inc	16,612,336
39,891	*,e	RadioShack Corp	108,902
20,049	e	Rent-A-Center, Inc	801,760
6,606	*	Restoration Hardware Holdings, Inc	441,413
82,162		Ross Stores, Inc	5,543,470
5,367	*	Rue21, Inc	224,233
38,254	*,e	Saks, Inc	612,829
63,235	*	Sally Beauty Holdings, Inc	1,929,300
14,778	*,e	Sears Holdings Corp	676,832
3,254	*	Sears Hometown and Outlet Stores, Inc	141,777
20,764	*	Select Comfort Corp	474,457
6,270		Shoe Carnival, Inc	167,472
14,577	*	Shutterfly, Inc	781,181
30,251		Signet Jewelers Ltd	2,211,651
14,032		Sonic Automotive, Inc (Class A)	310,668
12,325		Stage Stores, Inc	307,632
241,905		Staples, Inc	4,117,223
11,352		Stein Mart, Inc	158,587
3,201		Systemax, Inc	30,826
235,403		Target Corp	16,772,464
42,675		Tiffany & Co	3,393,089
6,174	*	Tile Shop Holdings, Inc	175,527
4,219	*	Tilly’s, Inc	61,935
263,559		TJX Companies, Inc	13,715,610
25,806		Tractor Supply Co	3,125,881
41,920	*	TripAdvisor, Inc	3,144,838
17,056	*	Tuesday Morning Corp	191,368
23,744		Ulta Salon Cosmetics & Fragrance, Inc	2,395,770
38,695	*	Urban Outfitters, Inc	1,646,859
14,600	*	Valuevision International, Inc (Class A)	86,578
6,650	*,e	Vitacost.com, Inc	59,318
11,271	*	Vitamin Shoppe, Inc	541,346
4,388	*	West Marine, Inc	47,654
35,469	*	Wet Seal, Inc (Class A)	155,709
14,884	*	WEX, Inc	1,294,015
36,560		Williams-Sonoma, Inc	2,151,922
664		Winmark Corp	47,742
12,345	*	Zale Corp	114,562
9,084	*,e	Zumiez, Inc	250,446
		TOTAL RETAILING	313,369,447

158

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
14,617	*	Advanced Energy Industries, Inc	$316,604
214,500	*,e	Advanced Micro Devices, Inc	808,665
5,299	*	Alpha & Omega Semiconductor Ltd	40,537
119,818		Altera Corp	4,260,728
6,809	*,e	Ambarella, Inc	113,029
23,901	*,e	Amkor Technology, Inc	100,862
31,117	*	Anadigics, Inc	66,902
113,725		Analog Devices, Inc	5,613,466
438,654		Applied Materials, Inc	7,154,447
25,398	*	Applied Micro Circuits Corp	301,474
169,890	*	Atmel Corp	1,342,131
11,979	*	ATMI, Inc	297,678
91,927		Avago Technologies Ltd	3,371,882
31,424	*	Axcelis Technologies, Inc	68,504
208,033		Broadcom Corp (Class A)	5,735,470
23,041		Brooks Automation, Inc	226,263
5,737		Cabot Microelectronics Corp	212,154
17,964	*	Cavium Networks, Inc	656,764
8,474	*,e	Ceva, Inc	154,481
20,993	*,e	Cirrus Logic, Inc	404,745
9,222		Cohu, Inc	108,820
43,869	*	Cree, Inc	3,066,443
54,920	e	Cypress Semiconductor Corp	701,328
13,335	*	Diodes, Inc	365,512
6,797	*	DSP Group, Inc	50,638
51,877	*	Entegris, Inc	494,388
33,729	*	Entropic Communications, Inc	149,419
13,854	*	Exar Corp	180,241
46,274	*	Fairchild Semiconductor International, Inc	583,978
23,629	*	First Solar, Inc	1,163,492
20,135	*	Formfactor, Inc	146,381
21,079	*,e	Freescale Semiconductor Holdings Ltd	330,940
5,980	*	GSI Technology, Inc	41,561
23,408	*,e	GT Solar International, Inc	121,488
10,052	*	Hittite Microwave Corp	628,049
13,394	*	Inphi Corp	156,174
49,464	*	Integrated Device Technology, Inc	445,671
10,649	*	Integrated Silicon Solution, Inc	127,469
1,859,175		Intel Corp	43,318,777
6,378	*	Intermolecular, Inc	40,309
25,813	*	International Rectifier Corp	622,351
47,181		Intersil Corp (Class A)	481,718
9,796		IXYS Corp	110,107
62,045		Kla-Tencor Corp	3,637,698
19,207	*	Kopin Corp	71,258

159

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

60,754	*	Lam Research Corp	$2,990,312
41,645	*	Lattice Semiconductor Corp	214,888
86,485		Linear Technology Corp	3,507,832
205,637	*	LSI Logic Corp	1,599,856
19,077	*	LTX-Credence Corp	102,253
3,778	*	MA-COM Technology Solutions	60,561
147,361		Marvell Technology Group Ltd	1,911,272
108,873		Maxim Integrated Products, Inc	3,113,768
9,302	*,e	MaxLinear, Inc	64,463
17,143		Micrel, Inc	181,887
72,224	e	Microchip Technology, Inc	2,870,182
384,769	*	Micron Technology, Inc	5,098,189
34,028	*	Microsemi Corp	839,131
17,359	*,e	Mindspeed Technologies, Inc	53,292
19,892		MKS Instruments, Inc	539,471
12,176		Monolithic Power Systems, Inc	318,768
18,141	*	MoSys, Inc	74,560
7,253	*	Nanometrics, Inc	111,406
9,646	*	NeoPhotonics Corp Ltd	84,692
1,891	*	NVE Corp	93,756
216,180		Nvidia Corp	3,119,477
19,809	*	Omnivision Technologies, Inc	322,094
161,816	*	ON Semiconductor Corp	1,333,364
8,885	*	PDF Solutions, Inc	182,320
9,883	*,e	Peregrine Semiconductor Corp	108,120
7,286	*	Pericom Semiconductor Corp	55,738
23,060	*	Photronics, Inc	176,409
13,572	*	PLX Technology, Inc	74,375
76,074	*	PMC - Sierra, Inc	502,469
10,760		Power Integrations, Inc	593,414
37,443	*	Rambus, Inc	365,069
110,553	*	RF Micro Devices, Inc	573,770
7,961	*,e	Rubicon Technology, Inc	67,032
12,383	*	Rudolph Technologies, Inc	152,930
25,191	*	Semtech Corp	762,028
13,811	*	Sigma Designs, Inc	72,093
29,250	*	Silicon Image, Inc	167,603
13,525	*	Silicon Laboratories, Inc	528,287
71,516	*	Skyworks Solutions, Inc	1,717,814
16,291	*	Spansion, Inc	192,234
86,127	*	SunEdison, Inc	868,160
15,556	*,e	SunPower Corp	430,123
3,206		Supertex, Inc	86,177
71,358	*	Teradyne, Inc	1,176,693
19,145		Tessera Technologies, Inc	384,240
406,615		Texas Instruments, Inc	15,939,308
160

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

58,718	*	Triquint Semiconductor, Inc	$469,157
6,833	*	Ultra Clean Holdings	47,353
10,451	*	Ultratech, Inc	305,378
14,191	*,e	Veeco Instruments, Inc	493,279
9,492	*	Volterra Semiconductor Corp	143,044
97,321		Xilinx, Inc	4,543,918
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	148,175,005

SOFTWARE & SERVICES - 9.6%
19,248	*	Accelrys, Inc	168,035
235,764		Accenture plc	17,401,741
15,012	*	ACI Worldwide, Inc	710,818
20,432	*	Active Network, Inc	174,285
159,892		Activision Blizzard, Inc	2,874,858
15,247	*	Actuate Corp	112,523
27,474	*	Acxiom Corp	708,005
184,206	*	Adobe Systems, Inc	8,709,260
12,148		Advent Software, Inc	357,516
67,104	*	Akamai Technologies, Inc	3,167,309
18,377	*,e	Alliance Data Systems Corp	3,634,603
60,305		Amdocs Ltd	2,319,933
6,756		American Software, Inc (Class A)	61,209
15,802	*,e	Angie’s List, Inc	347,960
35,245	*	Ansys, Inc	2,813,961
28,636		AOL, Inc	1,054,950
34,919	*	Aspen Technology, Inc	1,136,264
84,488	*	Autodesk, Inc	2,990,030
178,650		Automatic Data Processing, Inc	12,878,878
8,389	*,e	AVG Technologies NV	187,075
17,181	*	Bankrate, Inc	308,055
18,123	*,e	Bazaarvoice, Inc	189,929
17,911		Blackbaud, Inc	628,497
4,212	*,e	Blackhawk Network Holdings, Inc	102,773
15,387	*	Blucora, Inc	307,740
53,931	*	BMC Software, Inc	2,479,208
10,813		Booz Allen Hamilton Holding Co	231,182
14,098	*	Bottomline Technologies, Inc	409,829
10,173	*	Brightcove, Inc	103,968
46,079		Broadridge Financial Solutions, Inc	1,333,526
9,844	*,e	BroadSoft, Inc	293,745
119,556		CA, Inc	3,555,595
9,039	*,e	CACI International, Inc (Class A)	600,190
105,936	*	Cadence Design Systems, Inc	1,544,547
14,965	*,e	Callidus Software, Inc	99,817
6,253	*	Carbonite, Inc	82,477
16,691	*	Cardtronics, Inc	491,717

161

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,660	e	Cass Information Systems, Inc	$202,069
2,211	*	ChannelAdvisor Corp	43,424
27,508	*	Ciber, Inc	100,129
69,979	*	Citrix Systems, Inc	5,039,888
110,912	*	Cognizant Technology Solutions Corp (Class A)	8,028,920
17,389	*	Commvault Systems, Inc	1,468,153
56,117		Computer Sciences Corp	2,674,536
5,880		Computer Task Group, Inc	109,368
82,039		Compuware Corp	930,322
13,321	*	comScore, Inc	385,776
7,614	*	Comverse, Inc	238,470
17,396	*,e	Concur Technologies, Inc	1,546,330
10,578	*	Constant Contact, Inc	202,992
40,415		Convergys Corp	765,056
15,106	*	Cornerstone OnDemand, Inc	665,268
10,531	*	CoStar Group, Inc	1,648,628
11,771		CSG Systems International, Inc	278,737
2,701	*,e	Cyan, Inc	28,036
16,256	*	DealerTrack Holdings, Inc	607,974
13,193	*,e	Demand Media, Inc	86,282
5,991	*,e	Demandware, Inc	266,120
20,889	*	Dice Holdings, Inc	181,108
13,115	*	Digital River, Inc	222,824
2,107		DMRC Corp	44,226
12,641		DST Systems, Inc	885,249
5,417	*,e	E2open, Inc	107,690
36,952		Earthlink, Inc	231,689
477,279	*	eBay, Inc	24,670,552
4,651	*	eGain Corp	53,533
113,392	*	Electronic Arts, Inc	2,961,799
10,203	*,e	Ellie Mae, Inc	240,281
8,574	*	Envestnet, Inc	213,407
6,021	*	EPAM Systems, Inc	174,308
11,520		EPIQ Systems, Inc	149,875
1,830		ePlus, Inc	116,187
18,441	*	Equinix, Inc	3,307,393
18,622	*	Euronet Worldwide, Inc	685,476
10,760	*	EVERTEC, Inc	257,164
12,249	*	ExlService Holdings, Inc	342,972
630,750	*	Facebook, Inc	23,230,522
16,463	e	Factset Research Systems, Inc	1,797,430
13,339		Fair Isaac Corp	666,416
106,918		Fidelity National Information Services, Inc	4,614,581
36,489	*	First American Corp	1,018,043
50,590	*	Fiserv, Inc	4,868,782
25,390	*	FleetCor Technologies, Inc	2,279,260
6,131	*	FleetMatics Group plc	230,893
6,270		Forrester Research, Inc	219,952

162

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

50,865	*	Fortinet, Inc	$1,080,881
35,484	*	Gartner, Inc	2,129,395
62,742		Genpact Ltd	1,279,309
3,514	*,m	Gerber Scientific, Inc	0
24,832	*	Global Cash Access, Inc	173,576
8,020	*	Global Eagle Entertainment, Inc	90,706
29,918		Global Payments, Inc	1,385,503
22,031	*,e	Glu Mobile, Inc	60,365
99,561	*	Google, Inc (Class A)	88,370,344
6,177	*	Guidance Software, Inc	56,643
15,693	*	Guidewire Software, Inc	686,726
8,566		Hackett Group, Inc	47,627
13,455	e	Heartland Payment Systems, Inc	502,006
11,748	*	Higher One Holdings, Inc	126,878
28,951		IAC/InterActiveCorp	1,465,210
11,772	*	iGate Corp	274,405
7,582	*	Imperva, Inc	383,801
18,670	*	Infoblox, Inc	610,509
40,585	*	Informatica Corp	1,549,129
5,742	*	Interactive Intelligence, Inc	326,146
19,815	*	Internap Network Services Corp	161,492
384,310		International Business Machines Corp	74,955,822
108,754		Intuit, Inc	6,951,556
17,838	e	j2 Global, Inc	816,445
31,883		Jack Henry & Associates, Inc	1,539,949
14,880	*,e	Jive Software, Inc	199,690
6,173		Keynote Systems, Inc	123,028
8,951	*	Knot, Inc	107,054
32,439		Lender Processing Services, Inc	1,060,107
31,019	*	Limelight Networks, Inc	74,446
32,791	*	LinkedIn Corp	6,682,478
25,516	*	Lionbridge Technologies	84,458
9,384	*,e	Liquidity Services, Inc	267,444
19,101	*	Liveperson, Inc	176,493
8,962	*	LogMeIn, Inc	266,351
5,698	*,e	magicJack VocalTec Ltd	87,521
6,185	*	Manhattan Associates, Inc	546,383
8,922	e	Mantech International Corp (Class A)	263,556
5,916		Marchex, Inc (Class B)	36,088
3,243	*	Marin Software, Inc	37,489
10,768	*	Market Leader, Inc	126,093
2,732	*,e	Marketo, Inc	85,867
43,214		Mastercard, Inc (Class A)	26,386,900
25,730		MAXIMUS, Inc	967,705
35,537		Mentor Graphics Corp	729,575
29,257	*,e	Micros Systems, Inc	1,425,694

163

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,083,872		Microsoft Corp	$98,159,646
3,533	*	MicroStrategy, Inc (Class A)	335,670
13,132	*,e	Millennial Media, Inc	130,138
8,779	*,e	Mitek Systems, Inc	50,391
2,993	*,e	Model N, Inc	70,575
12,618	*	ModusLink Global Solutions, Inc	39,242
7,857	*	MoneyGram International, Inc	170,575
14,405		Monotype Imaging Holdings, Inc	353,355
52,014	*	Monster Worldwide, Inc	297,520
14,930	*	Move, Inc	207,378
12,690	*	Netscout Systems, Inc	336,666
13,059	*	NetSuite, Inc	1,226,109
24,859	*	NeuStar, Inc (Class A)	1,394,093
23,896		NIC, Inc	440,164
97,364	*	Nuance Communications, Inc	1,826,549
8,545	*,e	OpenTable, Inc	544,146
1,308,539		Oracle Corp	42,331,237
48,239	*,e	Pandora Media, Inc	884,703
123,146		Paychex, Inc	4,856,878
6,021		Pegasystems, Inc	216,154
12,182	*	Perficient, Inc	166,284
16,433	*,e	Planet Payment, Inc	49,463
10,834	*	PRG-Schultz International, Inc	67,171
21,711	*	Progress Software Corp	555,584
6,619	*	Proofpoint, Inc	178,117
8,482	*	PROS Holdings, Inc	278,379
45,809	*	PTC, Inc	1,240,508
1,815		QAD, Inc (Class A)	23,159
32,408	*	QLIK Technologies, Inc	1,015,019
5,715	*	Qualys, Inc	91,440
10,063	*	QuinStreet, Inc	93,687
42,200	*	Rackspace Hosting, Inc	1,911,238
2,652	*	Rally Software Development Corp	74,760
6,554	*	RealNetworks, Inc	51,580
17,263	*,e	RealPage, Inc	348,022
71,587	*	Red Hat, Inc	3,706,059
3,209	*	Reis, Inc	59,046
13,597	*	Responsys, Inc	197,021
5,380	*	Rosetta Stone, Inc	87,909
38,498	*	Rovi Corp	867,360
104,159		SAIC, Inc	1,592,591
221,279	*	Salesforce.com, Inc	9,680,956
3,576	e	Sapiens International Corp NV	21,277
42,837	*	Sapient Corp	587,295
8,638	*	Sciquest, Inc	213,013
10,808	*	Seachange International, Inc	127,318

164

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

29,477	*	ServiceNow, Inc	$1,284,608
23,071	*	ServiceSource International LLC	246,168
3,371	*,e	Shutterstock, Inc	179,169
2,089	*,e	Silver Spring Networks, Inc	56,633
24,490	*	SolarWinds, Inc	869,150
25,385		Solera Holdings, Inc	1,444,660
11,824	*	Sourcefire, Inc	891,884
6,389	*	Spark Networks, Inc	52,901
38,275	*	Splunk, Inc	1,914,133
5,632	*	SPS Commerce, Inc	363,433
21,613	*	SS&C Technologies Holdings, Inc	773,313
4,858	*	Stamps.com, Inc	193,640
20,592	*	SupportSoft, Inc	103,990
14,567	*	Sykes Enterprises, Inc	255,797
253,693		Symantec Corp	6,768,529
10,904	*	Synchronoss Technologies, Inc	376,079
58,522	*	Synopsys, Inc	2,167,655
6,207		Syntel, Inc	445,538
14,160	*	TA Indigo Holding Corp	134,520
3,515	*	Tableau Software, Inc	194,731
30,211	*	Take-Two Interactive Software, Inc	529,599
11,748	*,e	Tangoe, Inc	212,169
3,279	*	TechTarget, Inc	17,674
16,987	*	TeleCommunication Systems, Inc (Class A)	45,865
4,598	*	TeleNav, Inc	28,186
7,292	*	TeleTech Holdings, Inc	182,665
61,736	*	Teradata Corp	3,649,832
61,434	*	TIBCO Software, Inc	1,532,164
47,119	*	TiVo, Inc	520,665
61,143		Total System Services, Inc	1,675,930
4,304	*	Travelzoo, Inc	123,396
9,019	*,e	Trulia, Inc	336,048
11,752	*	Tyler Technologies, Inc	876,934
10,374	*	Ultimate Software Group, Inc	1,403,602
16,652	*	Unisys Corp	431,953
31,515		United Online, Inc	255,902
25,364	*	Unwired Planet, Inc	51,489
29,205	*	Valueclick, Inc	713,770
32,582	*	Vantiv, Inc	850,064
11,572	*	Vasco Data Security International	95,238
34,496	*	VeriFone Systems, Inc	657,839
19,659	*	Verint Systems, Inc	703,399
53,465	*	VeriSign, Inc	2,557,766
15,883	*,e	VirnetX Holding Corp	302,889
7,541	*	Virtusa Corp	194,407
196,030		Visa, Inc (Class A)	34,699,270

165

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

11,454	*,e	VistaPrint Ltd	$583,925
32,223	*	VMware, Inc (Class A)	2,648,408
6,237	*	Vocus, Inc	63,742
24,269	*,e	Vringo, Inc	76,447
13,744	*	WebMD Health Corp (Class A)	453,689
15,622	*	Website Pros, Inc	405,860
210,940		Western Union Co	3,788,482
13,830	*,e	Workday, Inc	944,451
2,719	*,e	Xoom Corp	89,210
345,951	*	Yahoo!, Inc	9,717,764
11,026	*	Yelp, Inc	460,887
7,740	*,e	Zillow, Inc	571,831
19,214	*	Zix Corp	86,463
217,952	*,e	Zynga, Inc	649,497
		TOTAL SOFTWARE & SERVICES	667,480,288

TECHNOLOGY HARDWARE & EQUIPMENT - 5.7%
37,623	*,e	3D Systems Corp	1,776,934
22,090	e	Adtran, Inc	583,839
5,045	*	Agilysys, Inc	58,472
2,236		Alliance Fiber Optic Products, Inc	71,127
58,556		Amphenol Corp (Class A)	4,600,159
4,363	*	Anaren, Inc	102,138
10,837		Anixter International, Inc	899,904
347,691	d	Apple, Inc	157,330,178
43,460	*	ARRIS Group, Inc	653,638
39,038	*	Arrow Electronics, Inc	1,782,085
39,639	*	Aruba Networks, Inc	704,781
5,463	*	Audience, Inc	68,834
12,825	*	Avid Technology, Inc	76,437
51,128	*	Avnet, Inc	1,925,992
23,201		AVX Corp	296,741
5,862	*	AX Holding Corp	44,082
5,517		Badger Meter, Inc	262,830
3,107		Bel Fuse, Inc (Class B)	48,625
16,492		Belden CDT, Inc	966,596
19,974	*	Benchmark Electronics, Inc	441,825
5,252		Black Box Corp	142,119
159,736	*	Brocade Communications Systems, Inc	1,063,842
11,656	*	CalAmp Corp	178,920
15,495	*	Calix Networks, Inc	180,982
14,826	*	Checkpoint Systems, Inc	255,007
38,008	*	Ciena Corp	838,456
1,977,339		Cisco Systems, Inc	50,521,011
16,173		Cognex Corp	858,948
9,109		Coherent, Inc	516,298

166

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,483		Comtech Telecommunications Corp	$175,560
541,243		Corning, Inc	8,221,481
15,839	*	Cray, Inc	366,990
12,593		CTS Corp	176,932
13,689		Daktronics, Inc	148,936
7,765	*	Datalink Corp	101,100
456,007		Dell, Inc	5,777,609
23,953		Diebold, Inc	782,305
10,193	*	Digi International, Inc	101,216
18,588	e	Dolby Laboratories, Inc (Class A)	611,359
6,872	*	DTS, Inc	155,582
14,978	*	EchoStar Corp (Class A)	598,521
6,960		Electro Rent Corp	124,445
8,762		Electro Scientific Industries, Inc	99,449
17,335	*	Electronics for Imaging, Inc	520,570
784,913		EMC Corp	20,525,475
30,214	*	Emulex Corp	242,014
35,066	*	Extreme Networks, Inc	151,836
29,728	*	F5 Networks, Inc	2,608,929
10,715	*	Fabrinet	158,689
5,883	*	FARO Technologies, Inc	216,083
14,270		FEI Co	1,105,212
36,131	*	Finisar Corp	698,412
53,307		Flir Systems, Inc	1,730,878
29,699	*,e	Fusion-io, Inc	428,260
8,984	*	Globecomm Systems, Inc	130,178
8,993	*	GSI Group, Inc	75,631
40,813	*	Harmonic, Inc	312,628
41,543		Harris Corp	2,370,859
17,933	*	Harris Stratex Networks, Inc (Class A)	47,522
713,432		Hewlett-Packard Co	18,320,934
5,985	*	Hutchinson Technology, Inc	20,529
14,783	*	Imation Corp	69,184
8,386	*	Immersion Corp	120,255
45,250	*,e	Infinera Corp	493,678
57,022	*	Ingram Micro, Inc (Class A)	1,301,812
15,430	*	Insight Enterprises, Inc	330,048
15,327		InterDigital, Inc	608,942
21,220	*	Intermec, Inc	210,715
21,374	*,e	InvenSense, Inc	377,892
12,091	e	IPG Photonics Corp	736,342
14,776	*	Itron, Inc	637,141
21,158	*	Ixia	294,096
72,687		Jabil Circuit, Inc	1,671,074
89,440	*	JDS Uniphase Corp	1,312,085
189,195	*	Juniper Networks, Inc	4,099,856

167

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

20,615	*	Kemet Corp	$89,881
4,396	*	KVH Industries, Inc	61,500
23,600	e	Lexmark International, Inc (Class A)	884,764
8,299		Littelfuse, Inc	663,837
11,624	*	Maxwell Technologies, Inc	92,178
5,704	*	Measurement Specialties, Inc	283,945
11,645	*	Mercury Computer Systems, Inc	108,066
795		Mesa Laboratories, Inc	51,882
13,648		Methode Electronics, Inc	257,811
49,278		Molex, Inc	1,469,963
90,493		Motorola, Inc	4,961,731
5,965		MTS Systems Corp	376,093
2,641	*	Multi-Fineline Electronix, Inc	39,932
36,021		National Instruments Corp	1,015,432
14,393	*	Navarre Corp	44,762
60,139	*	NCR Corp	2,165,004
13,531	*,e	Neonode, Inc	105,406
130,248		NetApp, Inc	5,355,798
13,219	*	Netgear, Inc	394,058
13,443	*	Newport Corp	196,940
5,235	*	Numerex Corp	56,538
7,105	*	Oplink Communications, Inc	143,166
7,184	*	OSI Systems, Inc	505,682
12,378	*,e	Palo Alto Networks, Inc	605,779
7,217		Park Electrochemical Corp	196,302
38,073	*,e	Parkervision, Inc	168,283
2,720		PC Connection, Inc	46,131
5,420		PC-Tel, Inc	52,303
16,231		Plantronics, Inc	754,579
12,158	*	Plexus Corp	425,165
67,446	*	Polycom, Inc	644,784
7,319	*	Procera Networks, Inc	109,199
33,839	*	QLogic Corp	372,567
636,792		Qualcomm, Inc	41,104,924
87,807	*	Quantum Corp	140,491
12,547	*,e	Rackable Systems, Inc	236,135
4,741	*	Radisys Corp	19,580
15,198	*,e	RealD, Inc	161,859
4,066		Richardson Electronics Ltd	45,702
60,913	*	Riverbed Technology, Inc	952,679
12,722	*	Rofin-Sinar Technologies, Inc	294,005
6,425	*	Rogers Corp	357,359
16,281	*,e	Ruckus Wireless, Inc	216,700
90,911	*	SanDisk Corp	5,011,014
30,782	*	Sanmina Corp	506,672
10,429	*	Scansource, Inc	371,377

168

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

19,297	*	ShoreTel, Inc	$75,065
86,328	*	Sonus Networks, Inc	295,242
12,951	*	STEC, Inc	87,678
11,857	*,e	Stratasys Ltd	1,051,123
8,084	*	Super Micro Computer, Inc	93,694
12,648	*	Symmetricom, Inc	65,011
11,649	*	Synaptics, Inc	465,960
10,869	*	SYNNEX Corp	538,233
14,486	*	Tech Data Corp	743,711
127,382		Tellabs, Inc	285,336
2,797		Tessco Technologies, Inc	89,616
95,586	*	Trimble Navigation Ltd	2,728,024
18,440	*	TTM Technologies, Inc	170,386
5,559	e	Ubiquiti Networks, Inc	116,850
3,650	*	Uni-Pixel, Inc	48,472
15,103	*,e	Universal Display Corp	437,232
14,812	*	Viasat, Inc	989,293
49,043	*	Vishay Intertechnology, Inc	705,729
5,516	*	Vishay Precision Group, Inc	89,470
11,260	*	Westell Technologies, Inc	29,163
76,972		Western Digital Corp	4,955,457
446,403		Xerox Corp	4,330,109
18,961	*	Zebra Technologies Corp (Class A)	875,429
6,098	*	Zygo Corp	95,556
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	398,099,841

TELECOMMUNICATION SERVICES - 2.2%
24,568	*	8x8, Inc	222,586
1,985,368		AT&T, Inc	70,023,929
3,463		Atlantic Tele-Network, Inc	176,613
4,835	*,e	Boingo Wireless, Inc	33,845
8,193	*	Cbeyond Communications, Inc	69,395
223,565		CenturyTel, Inc	8,014,805
78,532	*	Cincinnati Bell, Inc	270,935
17,576		Cogent Communications Group, Inc	503,025
16,067	e	Consolidated Communications Holdings, Inc	281,012
107,885	*	Crown Castle International Corp	7,578,921
6,296	*,e	Fairpoint Communications, Inc	55,153
362,299	e	Frontier Communications Corp	1,579,624
11,903	*	General Communication, Inc (Class A)	105,342
3,053	*,e	Hawaiian Telcom Holdco, Inc	84,934
3,945		HickoryTech Corp	44,263
4,194		IDT Corp (Class B)	86,690
19,546	*	inContact, Inc	165,750
11,717		Inteliquent, Inc	97,720
8,408	*	Intelsat S.A.	180,268

169

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

24,399	*,e	Iridium Communications, Inc	$205,440
22,754	*,e	Leap Wireless International, Inc	379,537
61,258	*	Level 3 Communications, Inc	1,350,739
6,238		Lumos Networks Corp	118,210
67,420	*,e	NII Holdings, Inc (Class B)	484,076
6,780		NTELOS Holdings Corp	126,989
7,939	*	Orbcomm, Inc	38,266
17,935	*	Premiere Global Services, Inc	197,285
5,402		Primus Telecommunications Group, Inc	64,716
47,693	*	SBA Communications Corp (Class A)	3,533,574
8,920		Shenandoah Telecom Co	171,888
239,666	*	Sprint Corp	1,428,409
33,033		Telephone & Data Systems, Inc	875,705
59,041		T-Mobile US, Inc	1,423,479
19,858	*,e	Towerstream Corp	58,184
56,198	*	tw telecom inc (Class A)	1,673,576
4,730		US Cellular Corp	187,828
8,792		USA Mobility, Inc	137,331
1,055,157		Verizon Communications, Inc	52,209,168
55,264	*	Vonage Holdings Corp	177,950
221,288	e	Windstream Corp	1,847,755
		TOTAL TELECOMMUNICATION SERVICES	156,264,915

TRANSPORTATION - 1.9%
22,355	*	Air Transport Services Group, Inc	149,331
26,347	*	Alaska Air Group, Inc	1,611,646
4,537		Allegiant Travel Co	441,813
3,034		Amerco, Inc	504,615
10,781		Arkansas Best Corp	233,948
9,630	*	Atlas Air Worldwide Holdings, Inc	429,883
40,083	*	Avis Budget Group, Inc	1,268,226
7,455	*	Celadon Group, Inc	149,920
59,937		CH Robinson Worldwide, Inc	3,573,444
19,951		Con-Way, Inc	826,969
12,543		Copa Holdings S.A. (Class A)	1,745,609
372,326		CSX Corp	9,237,408
310,115	*	Delta Air Lines, Inc	6,583,741
6,628	*	Echo Global Logistics, Inc	144,292
77,181		Expeditors International of Washington, Inc	3,111,938
115,841		FedEx Corp	12,279,146
11,272		Forward Air Corp	412,217
16,272	*	Genesee & Wyoming, Inc (Class A)	1,458,948
19,236	*,e	Hawaiian Holdings, Inc	146,963
25,745		Heartland Express, Inc	378,966
129,463	*	Hertz Global Holdings, Inc	3,315,547
13,888	*	Hub Group, Inc (Class A)	531,216

170

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,603		International Shipholding Corp	$43,826
32,867		J.B. Hunt Transport Services, Inc	2,462,724
86,657	*,e	JetBlue Airways Corp	566,737
39,960		Kansas City Southern Industries, Inc	4,305,690
19,448	*	Kirby Corp	1,642,578
21,791		Knight Transportation, Inc	369,793
17,452		Landstar System, Inc	943,455
9,023		Marten Transport Ltd	154,835
14,621		Matson, Inc	414,067
114,679		Norfolk Southern Corp	8,389,916
26,469	*	Old Dominion Freight Line	1,156,166
17,566	*	Pacer International, Inc	108,734
3,630	*	Park-Ohio Holdings Corp	127,522
1,954	*	Patriot Transportation Holding, Inc	67,315
9,430	*	Quality Distribution, Inc	99,581
18,097	*	Republic Airways Holdings, Inc	248,472
7,336	*	Roadrunner Transportation Services Holdings, Inc	221,767
17,807		Ryder System, Inc	1,101,185
8,793	*	Saia, Inc	263,262
19,163		Skywest, Inc	289,745
260,799		Southwest Airlines Co	3,606,850
21,947	*	Spirit Airlines, Inc	725,348
30,493	*	Swift Transportation Co, Inc	543,995
120,453	*	UAL Corp	4,197,787
6,896	*,e	Ultrapetrol Bahamas Ltd	21,171
171,729		Union Pacific Corp	27,234,502
266,257		United Parcel Service, Inc (Class B)	23,111,108
1,808		Universal Truckload Services, Inc	49,847
61,895	*,e	US Airways Group, Inc	1,197,668
33,960		UTI Worldwide, Inc	560,340
16,580	e	Werner Enterprises, Inc	398,915
15,555	*	Wesco Aircraft Holdings, Inc	304,411
7,301	*,e	XPO Logistics, Inc	178,583
3,593	*	YRC Worldwide, Inc	115,910
		TOTAL TRANSPORTATION	133,759,591

UTILITIES - 3.3%
231,762		AES Corp	2,883,119
42,357		AGL Resources, Inc	1,939,527
14,682		Allete, Inc	787,249
41,399		Alliant Energy Corp	2,192,905
90,629		Ameren Corp	3,245,425
176,832		American Electric Power Co, Inc	8,196,163
7,899		American States Water Co	507,274
66,037		American Water Works Co, Inc	2,818,459
53,491		Aqua America, Inc	1,811,205

171

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,984		Artesian Resources Corp	$46,703
43,648	e	Atlantic Power Corp	185,940
33,336		Atmos Energy Corp	1,474,785
22,475		Avista Corp	646,831
16,544		Black Hills Corp	877,659
21,132		California Water Service Group	460,678
147,593	*	Calpine Corp	2,953,336
158,793		Centerpoint Energy, Inc	3,941,242
5,464		Chesapeake Utilities Corp	323,851
22,540		Cleco Corp	1,093,415
95,613		CMS Energy Corp	2,676,208
4,132		Connecticut Water Service, Inc	123,547
106,625		Consolidated Edison, Inc	6,386,838
4,294		Consolidated Water Co, Inc	50,927
2,121		Delta Natural Gas Co, Inc	48,295
211,319		Dominion Resources, Inc	12,533,330
64,691		DTE Energy Co	4,573,654
259,090		Duke Energy Corp	18,395,390
36,835	*,e	Dynegy, Inc	767,641
121,802		Edison International	6,071,830
14,621		El Paso Electric Co	552,235
15,724		Empire District Electric Co	364,482
66,578		Entergy Corp	4,494,015
312,093		Exelon Corp	9,546,925
156,657		FirstEnergy Corp	5,963,932
4,127	*	Genie Energy Ltd	42,549
50,786		Great Plains Energy, Inc	1,228,513
36,856	e	Hawaiian Electric Industries, Inc	982,581
18,800		Idacorp, Inc	992,076
29,547		Integrys Energy Group, Inc	1,855,552
19,540		ITC Holdings Corp	1,793,186
12,589		Laclede Group, Inc	577,332
68,437		MDU Resources Group, Inc	1,918,973
10,465		MGE Energy, Inc	614,400
5,781		Middlesex Water Co	122,210
25,401		National Fuel Gas Co	1,646,747
17,525		New Jersey Resources Corp	784,419
155,456		NextEra Energy, Inc	13,464,044
116,284		NiSource, Inc	3,572,244
117,061		Northeast Utilities	5,198,679
10,729		Northwest Natural Gas Co	471,432
13,156		NorthWestern Corp	555,183
119,707		NRG Energy, Inc	3,210,542
85,198		NV Energy, Inc	2,013,229
74,134		OGE Energy Corp	2,772,612
76,962		Oneok, Inc	4,075,138
6,731		Ormat Technologies, Inc	155,015
16,557		Otter Tail Corp	506,479

172

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

93,009		Pepco Holdings, Inc	$1,911,335
161,170		PG&E Corp	7,396,091
28,487		Piedmont Natural Gas Co, Inc	984,226
41,129		Pinnacle West Capital Corp	2,422,498
33,111		PNM Resources, Inc	777,446
28,444		Portland General Electric Co	901,675
214,648		PPL Corp	6,819,367
189,033		Public Service Enterprise Group, Inc	6,387,425
6,766	*,e	Pure Cycle Corp	39,040
64,938		Questar Corp	1,549,421
50,213		SCANA Corp	2,606,557
89,016		Sempra Energy	7,800,472
5,216		SJW Corp	145,474
11,760		South Jersey Industries, Inc	718,536
322,129		Southern Co	14,444,264
17,422		Southwest Gas Corp	864,828
78,273		TECO Energy, Inc	1,383,084
41,531		UGI Corp	1,743,887
19,232		UIL Holdings Corp	785,435
5,174		Unitil Corp	159,049
15,486		UNS Energy Corp	787,463
30,533		Vectren Corp	1,130,332
47,333		Westar Energy, Inc	1,589,915
19,422		WGL Holdings, Inc	892,829
85,510		Wisconsin Energy Corp	3,717,975
184,711		Xcel Energy, Inc	5,532,094
4,783		York Water Co	100,826
		TOTAL UTILITIES	231,079,694

		TOTAL COMMON STOCKS	6,962,108,950
		(Cost $5,228,502,580)

RIGHTS / WARRANTS - 0.0%
ENERGY - 0.0%
2,156	e	Magnum Hunter Resources Corp	112
		TOTAL ENERGY	112

SOFTWARE & SERVICES - 0.0%
275	e,m	Accelerate Diagnostics, Inc	94
		TOTAL SOFTWARE & SERVICES	94

		TOTAL RIGHTS / WARRANTS	206
		(Cost $0)

173

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

SHORT-TERM INVESTMENTS - 2.6%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.6%
182,610,126	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$182,610,126
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	182,610,126
		TOTAL SHORT-TERM INVESTMENTS	182,610,126
		(Cost $182,610,126)

		TOTAL INVESTMENTS - 102.3%	7,144,719,282
		(Cost $5,411,112,705)
		OTHER ASSETS & LIABILITIES, NET - (2.3)%	(161,276,863)
		NET ASSETS - 100.0%	$6,983,442,419

Abbreviation(s):
REIT Real Estate Investment Trust
SPDR Standard & Poor’s Depository Receipts

*	Non-income producing.
a	Affiliated holding.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $178,805,717.
m	Indicates a security that has been deemed illiquid.
174

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

TIAA-CREF FUNDS
LARGE-CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 1.0%
1,744		Allison Transmission Holdings, Inc	$41,437
17,435	*	BorgWarner, Inc	1,663,822
47,215		Delphi Automotive plc	2,536,390
205,743		Ford Motor Co	3,472,942
12,325		Gentex Corp	278,298
37,689	*	Goodyear Tire & Rubber Co	697,246
33,874		Harley-Davidson, Inc	1,923,027
1,762		Lear Corp	122,054
12,861	*,e	Tesla Motors, Inc	1,726,975
6,956		Thor Industries, Inc	375,972
7,896	*	Visteon Corp	520,110
		TOTAL AUTOMOBILES & COMPONENTS	13,358,273

BANKS - 0.1%
3,528	*,e	Nationstar Mortgage Holdings, Inc	163,276
15,585	*	Ocwen Financial Corp	742,158
677	*	Signature Bank	61,979
		TOTAL BANKS	967,413

CAPITAL GOODS - 8.4%
88,788		3M Co	10,426,375
4,807		A.O. Smith Corp	198,625
1,444	*	Aecom Technology Corp	48,952
37,025		Ametek, Inc	1,713,517
4,542		Armstrong World Industries, Inc	227,463
12,164		Babcock & Wilcox Co	371,488
13,928	*	BE Aerospace, Inc	970,921
115,254		Boeing Co	12,113,195
709		Carlisle Cos, Inc	48,028
18,238		Caterpillar, Inc	1,512,113
15,162		Chicago Bridge & Iron Co NV	903,352
12,857	*	Colfax Corp	682,321
6,562		Crane Co	399,626
23,740		Cummins, Inc	2,877,051
18,403		Danaher Corp	1,239,258
58,880		Deere & Co	4,891,162
20,184		Donaldson Co, Inc	731,670
19,251		Dover Corp	1,648,656
81,790		Emerson Electric Co	5,019,452
45,336		Fastenal Co	2,221,917
21,416		Flowserve Corp	1,213,859
14,832		Fluor Corp	927,890
21,643		Fortune Brands Home & Security, Inc	894,072
9,229		Graco, Inc	644,000
175

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

820		Harsco Corp	$21,123
15,425	*	Hexcel Corp	543,114
119,644		Honeywell International, Inc	9,928,059
6,559		Hubbell, Inc (Class B)	704,109
7,771		Huntington Ingalls	483,201
11,663		IDEX Corp	695,698
21,399		Illinois Tool Works, Inc	1,541,584
32,264		Ingersoll-Rand plc	1,969,717
13,186		ITT Corp	411,931
7,640		Lennox International, Inc	548,705
12,343		Lincoln Electric Holdings, Inc	728,731
39,420		Lockheed Martin Corp	4,735,130
20,772		Manitowoc Co, Inc	426,449
54,950		Masco Corp	1,127,574
5,894	*	MRC Global, Inc	158,077
7,182		MSC Industrial Direct Co (Class A)	581,383
1,938	*,e	Navistar International Corp	66,183
9,767		Nordson Corp	704,787
6,949		Paccar, Inc	391,020
16,865		Pall Corp	1,179,875
22,177		Precision Castparts Corp	4,917,084
6,434	*	Quanta Services, Inc	172,495
20,913		Rockwell Automation, Inc	2,025,424
18,309		Rockwell Collins, Inc	1,303,051
15,069		Roper Industries, Inc	1,898,091
1,014		Snap-On, Inc	96,178
3,726	*	SolarCity Corp	154,033
2,269	*	Spirit Aerosystems Holdings, Inc (Class A)	57,542
1,968		Stanley Works	166,532
9,005		Toro Co	443,766
7,869		TransDigm Group, Inc	1,137,779
1,541		Triumph Group, Inc	120,907
14,315	*,e	United Rentals, Inc	820,536
130,940		United Technologies Corp	13,823,336
4,048		Valmont Industries, Inc	565,263
8,964		W.W. Grainger, Inc	2,349,823
8,576	*	WABCO Holdings, Inc	678,018
14,338		Westinghouse Air Brake Technologies Corp	832,464
1,648		Xylem, Inc	41,085
		TOTAL CAPITAL GOODS	110,474,820

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
4,261		Cintas Corp	202,440
9,274	*	Clean Harbors, Inc	523,425
17,131	*	Copart, Inc	556,929
11,035		Corrections Corp of America	364,707
5,765		Dun & Bradstreet Corp	597,427
18,136		Equifax, Inc	1,146,739
10,037	*	IHS, Inc (Class A)	1,101,862
22,781		Iron Mountain, Inc	633,312
4,788		KAR Auction Services, Inc	121,807
4,696		Nielsen Holdings NV	156,940
176

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

12,852	e	Pitney Bowes, Inc	$212,186
14,278	e	R.R. Donnelley & Sons Co	271,139
21,234		Robert Half International, Inc	790,754
9,823		Rollins, Inc	250,486
13,121	*	Stericycle, Inc	1,521,249
23,119	*	Verisk Analytics, Inc	1,487,939
18,131		Waste Connections, Inc	784,347
5,800		Waste Management, Inc	243,774
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	10,967,462

CONSUMER DURABLES & APPAREL - 2.2%
9,005		Carter’s, Inc	642,237
42,602		Coach, Inc	2,263,444
2,668	*,e	Deckers Outdoor Corp	146,286
7,798	*	Fossil Group, Inc	857,000
15,007		Hanesbrands, Inc	952,344
14,860	e	Hasbro, Inc	683,560
16,821	*	Jarden Corp	764,851
52,047		Mattel, Inc	2,187,535
30,425	*	Michael Kors Holdings Ltd	2,048,819
25,428		Newell Rubbermaid, Inc	687,065
107,778		Nike, Inc (Class B)	6,781,392
616	*	NVR, Inc	570,170
10,930		Phillips-Van Heusen Corp	1,440,465
9,918		Polaris Industries, Inc	1,112,205
59,371	*	Pulte Homes, Inc	987,340
9,132		Ralph Lauren Corp	1,662,572
4,908	*	Taylor Morrison Home Corp	118,921
9,408	*	Tempur-Pedic International, Inc	373,027
8,065		Tupperware Corp	679,718
12,454	*,e	Under Armour, Inc (Class A)	836,037
13,316		VF Corp	2,623,252
983		Whirlpool Corp	131,663
		TOTAL CONSUMER DURABLES & APPAREL	28,549,903

CONSUMER SERVICES - 3.4%
6,079	*,e	Bally Technologies, Inc	435,743
10,816		Brinker International, Inc	434,262
14,621	e	Burger King Worldwide, Inc	280,577
4,693	*	Chipotle Mexican Grill, Inc (Class A)	1,934,783
247		Choice Hotels International, Inc	10,268
12,582		Darden Restaurants, Inc	617,147
8,527		Domino’s Pizza, Inc	533,620
15,969		Dunkin Brands Group, Inc	689,861
40,990		H&R Block, Inc	1,288,316
40,409		International Game Technology	746,354
59,222		Las Vegas Sands Corp	3,290,966
31,399		Marriott International, Inc (Class A)	1,305,256
152,350		McDonald’s Corp	14,942,488
3,715	*	Norwegian Cruise Line Holdings Ltd	112,416
4,269	*	Panera Bread Co (Class A)	713,136
4,480		SeaWorld Entertainment, Inc	164,282
177

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

25,612		Service Corp International	$485,860
10,235		Six Flags Entertainment Corp	376,546
113,894		Starbucks Corp	8,113,809
12,388		Starwood Hotels & Resorts Worldwide, Inc	819,466
2,165	e	Weight Watchers International, Inc	102,729
20,776		Wyndham Worldwide Corp	1,294,345
12,222		Wynn Resorts Ltd	1,627,115
68,411		Yum! Brands, Inc	4,988,530
		TOTAL CONSUMER SERVICES	45,307,875

DIVERSIFIED FINANCIALS - 2.5%
7,978	*	Affiliated Managers Group, Inc	1,438,832
143,950		American Express Co	10,619,191
9,643		Ameriprise Financial, Inc	858,227
766	*	Artisan Partners Asset Management, Inc	40,598
6,904		BlackRock, Inc	1,946,652
13,460		CBOE Holdings, Inc	674,346
23,263		Charles Schwab Corp	513,880
18,174		Eaton Vance Corp	735,502
10,015	e	Federated Investors, Inc (Class B)	290,735
62,664		Franklin Resources, Inc	3,063,016
11,073	*	IntercontinentalExchange, Inc	2,020,269
33,440		iShares Russell 1000 Growth Index Fund	2,557,157
19,449		Lazard Ltd (Class A)	707,166
5,845		Leucadia National Corp	156,821
6,576		LPL Financial Holdings, Inc	250,283
29,611		Moody’s Corp	2,006,737
7,460	*	MSCI, Inc (Class A)	261,473
20,957		SEI Investments Co	662,451
39,371		T Rowe Price Group, Inc	2,962,274
12,967		Waddell & Reed Financial, Inc (Class A)	662,095
		TOTAL DIVERSIFIED FINANCIALS	32,427,705

ENERGY - 4.6%
4,046		Anadarko Petroleum Corp	358,152
2,025	*	Atwood Oceanics, Inc	114,088
4,326		Baker Hughes, Inc	205,182
31,956		Cabot Oil & Gas Corp	2,422,904
23,382	*	Cameron International Corp	1,386,553
37,122	*	Cheniere Energy, Inc	1,060,576
38,807	*	Cobalt International Energy, Inc	1,119,582
15,960	*	Concho Resources, Inc	1,431,452
6,538	*	Continental Resources, Inc	603,457
2,762		CVR Energy, Inc	130,339
11,526	*	Dresser-Rand Group, Inc	701,588
6,225	*	Dril-Quip, Inc	565,915
38,436		EOG Resources, Inc	5,592,054
20,830		Equitable Resources, Inc	1,801,795
35,940	*	FMC Technologies, Inc	1,915,602
9,667	*	Gulfport Energy Corp	514,284
141,321		Halliburton Co	6,386,296
92,038		Kinder Morgan, Inc	3,475,355
178

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

17,146	*	Kosmos Energy LLC	$181,062
5,266	*	Laredo Petroleum Holdings, Inc	115,378
6,693		Noble Energy, Inc	418,246
14,191	*	Oasis Petroleum, Inc	596,590
16,203		Oceaneering International, Inc	1,313,901
15,298		Pioneer Natural Resources Co	2,367,518
2,651		Questar Market Resources, Inc	80,829
24,823		Range Resources Corp	1,963,499
9,034	e	RPC, Inc	129,367
201,576		Schlumberger Ltd	16,394,176
53,870		Seadrill Ltd	2,299,172
53,351	*	Southwestern Energy Co	2,069,485
10,110		St. Mary Land & Exploration Co	694,860
1,902	*	Whiting Petroleum Corp	97,896
56,559		Williams Cos, Inc	1,932,621
2,425		World Fuel Services Corp	93,944
		TOTAL ENERGY	60,533,718

FOOD & STAPLES RETAILING - 2.6%
66,204		Costco Wholesale Corp	7,765,067
21,317		CVS Corp	1,310,782
6,428	*	Fresh Market, Inc	339,270
79,166		Kroger Co	3,108,849
2,776		Safeway, Inc	71,593
31,140		Sysco Corp	1,074,642
108,216		Walgreen Co	5,437,854
162,308		Wal-Mart Stores, Inc	12,650,285
56,259		Whole Foods Market, Inc	3,126,875
		TOTAL FOOD & STAPLES RETAILING	34,885,217

FOOD, BEVERAGE & TOBACCO - 8.6%
305,411		Altria Group, Inc	10,707,710
7,185		Archer Daniels Midland Co	262,037
22,911		Brown-Forman Corp (Class B)	1,661,277
17,512		Campbell Soup Co	819,562
581,185		Coca-Cola Co	23,293,895
41,096		Coca-Cola Enterprises, Inc	1,542,744
58,203		ConAgra Foods, Inc	2,107,531
22,154	*	Constellation Brands, Inc (Class A)	1,154,002
31,007		Dr Pepper Snapple Group, Inc	1,449,267
26,208		Flowers Foods, Inc	601,736
97,820		General Mills, Inc	5,086,640
22,682	*,e	Green Mountain Coffee Roasters, Inc	1,750,597
22,955		Hershey Co	2,177,741
18,358		Hillshire Brands Co	646,385
20,299		Hormel Foods Corp	859,663
1,386		Ingredion, Inc	93,139
2,229		J.M. Smucker Co	250,807
36,444		Kellogg Co	2,414,050
90,257		Kraft Foods Group, Inc	5,106,741
57,665		Lorillard, Inc	2,452,492
20,109		McCormick & Co, Inc	1,440,005
179

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

30,707		Mead Johnson Nutrition Co	$2,236,698
20,505	*	Monster Beverage Corp	1,250,600
235,001		PepsiCo, Inc	19,631,983
247,943		Philip Morris International, Inc	22,111,557
3,484		Pinnacle Foods, Inc	88,737
36,321		Reynolds American, Inc	1,795,347
20,339	*,e	WhiteWave Foods Co (Class A)	380,136
		TOTAL FOOD, BEVERAGE & TOBACCO	113,373,079

HEALTH CARE EQUIPMENT & SERVICES - 3.7%
15,284		Aetna, Inc	980,774
35,128		AmerisourceBergen Corp	2,046,909
12,306		Bard (C.R.), Inc	1,410,268
82,449		Baxter International, Inc	6,022,075
29,484		Becton Dickinson & Co	3,058,080
15,416	*	Brookdale Senior Living, Inc	448,914
31,241	*	Catamaran Corp	1,649,525
45,092	*	Cerner Corp	2,209,508
2,260		Cigna Corp	175,896
1,567		Community Health Systems, Inc	72,176
5,516		Cooper Cos, Inc	702,463
13,942	*	DaVita, Inc	1,622,988
6,022		Dentsply International, Inc	258,223
17,004	*	Edwards Lifesciences Corp	1,213,746
108,342	*	Express Scripts Holding Co	7,101,818
2,935		HCA Holdings, Inc	114,465
39,604	*	Health Management Associates, Inc (Class A)	533,862
13,359	*	Henry Schein, Inc	1,387,065
11,551	*	Hologic, Inc	262,208
8,313	*,e	Idexx Laboratories, Inc	814,591
6,068	*	Intuitive Surgical, Inc	2,354,384
14,138	*	Laboratory Corp of America Holdings	1,367,710
34,457		McKesson Corp	4,226,496
11,723		Patterson Cos, Inc	479,353
5,045	*	Pediatrix Medical Group, Inc	491,484
1,523		Quest Diagnostics, Inc	88,806
21,528	e	Resmed, Inc	1,025,809
8,434	*	Sirona Dental Systems, Inc	595,440
26,996		St. Jude Medical, Inc	1,414,320
29,449		Stryker Corp	2,074,977
15,713	*	Tenet Healthcare Corp	701,585
9,335		Universal Health Services, Inc (Class B)	652,983
16,575	*	Varian Medical Systems, Inc	1,201,688
1,401		Zimmer Holdings, Inc	116,955
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	48,877,544

HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
65,783		Avon Products, Inc	1,503,799
20,969		Church & Dwight Co, Inc	1,335,725
16,810		Clorox Co	1,444,651
141,870		Colgate-Palmolive Co	8,493,757
35,373		Estee Lauder Cos (Class A)	2,322,237
180

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

12,995	e	Herbalife Ltd	$851,173
48,736		Kimberly-Clark Corp	4,815,117
8,882		Nu Skin Enterprises, Inc (Class A)	742,891
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	21,509,350

INSURANCE - 1.0%
1,963		Allied World Assurance Co Holdings Ltd	185,798
1,562		American Financial Group, Inc	80,740
36,389		Aon plc	2,456,258
1,232	*	Arch Capital Group Ltd	66,713
19,068		Arthur J. Gallagher & Co	846,238
4,454		Axis Capital Holdings Ltd	194,016
7,922		Brown & Brown, Inc	261,347
5,751		Chubb Corp	497,461
2,043		Endurance Specialty Holdings Ltd	107,523
3,708		Erie Indemnity Co (Class A)	298,012
1,846		Hanover Insurance Group, Inc	99,370
3,578		Loews Corp	162,978
56,239		Marsh & McLennan Cos, Inc	2,354,727
73,611		Progressive Corp	1,914,622
27,104		Prudential Financial, Inc	2,140,403
15,218		Travelers Cos, Inc	1,271,464
2,008		Validus Holdings Ltd	71,143
		TOTAL INSURANCE	13,008,813

MATERIALS - 4.5%
9,909		Airgas, Inc	1,022,708
4,937		Albemarle Corp	306,143
7,289		Aptargroup, Inc	425,605
4,492		Avery Dennison Corp	200,927
22,448		Ball Corp	1,005,446
6,635		Bemis Co, Inc	273,296
24,028		Celanese Corp (Series A)	1,154,786
5,128		Compass Minerals International, Inc	387,677
18,537	*	Crown Holdings, Inc	812,477
23,595		Dow Chemical Co	826,769
139,374		Du Pont (E.I.) de Nemours & Co	8,040,486
7,629		Eagle Materials, Inc	514,805
23,396		Eastman Chemical Co	1,881,740
39,879		Ecolab, Inc	3,674,451
20,387		FMC Corp	1,348,804
828		Greif, Inc (Class A)	45,805
12,436		International Flavors & Fragrances, Inc	1,003,336
57,724		International Paper Co	2,788,646
61,655		LyondellBasell Industries AF S.C.A	4,236,315
6,764		Martin Marietta Materials, Inc	673,694
81,202		Monsanto Co	8,021,133
1,473		NewMarket Corp	401,481
15,135	*	Owens-Illinois, Inc	450,266
14,878		Packaging Corp of America	800,288
19,781		PPG Industries, Inc	3,173,664
45,030		Praxair, Inc	5,411,255

181

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

7,779		Rock-Tenn Co (Class A)	$889,529
8,537		Rockwood Holdings, Inc	578,211
2,973		Royal Gold, Inc	153,674
18,192		RPM International, Inc	641,086
6,656	e	Scotts Miracle-Gro Co (Class A)	334,464
29,623		Sealed Air Corp	806,930
13,460		Sherwin-Williams Co	2,344,328
17,180		Sigma-Aldrich Corp	1,435,561
6,745		Silgan Holdings, Inc	325,379
23,167		Southern Copper Corp (NY)	603,964
1,736	*,e	Tahoe Resources, Inc	26,283
13,458		Valspar Corp	916,759
2,556		Westlake Chemical Corp	265,875
10,002	*	WR Grace & Co	768,354
		TOTAL MATERIALS	58,972,400

MEDIA - 5.1%
8,927	*	AMC Networks, Inc	609,357
29,886		Cablevision Systems Corp (Class A)	558,569
85,212		CBS Corp (Class B)	4,502,602
9,917	*	Charter Communications, Inc	1,246,964
17,661		Cinemark Holdings, Inc	514,288
6,274		Clear Channel Outdoor Holdings, Inc (Class A)	46,553
368,500		Comcast Corp (Class A)	16,611,980
79,491	*	DIRECTV	5,029,396
36,962	*	Discovery Communications, Inc (Class A)	2,946,611
31,224		DISH Network Corp (Class A)	1,394,152
28,601		Interpublic Group of Cos, Inc	470,486
11,552	*	Lamar Advertising Co (Class A)	500,548
47,867	*	Liberty Global plc (Class A)	3,882,971
12,652	*,e	Lions Gate Entertainment Corp	411,569
9,369	*	Madison Square Garden, Inc	552,490
19,543		McGraw-Hill Cos, Inc	1,208,930
3,240		Morningstar, Inc	246,953
55,309	*	News Corp	881,072
39,474		Omnicom Group, Inc	2,536,994
2,679	e	Regal Entertainment Group (Class A)	50,499
16,658		Scripps Networks Interactive (Class A)	1,178,887
221,815	e	Sirius XM Radio, Inc	827,370
15,107	*	Starz-Liberty Capital	340,965
44,170		Time Warner Cable, Inc	5,038,472
222,856		Twenty-First Century Fox, Inc	6,658,938
73,612		Viacom, Inc (Class B)	5,356,745
60,638		Walt Disney Co	3,920,247
		TOTAL MEDIA	67,524,608

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.4%
240,302		AbbVie, Inc	10,928,935
20,346	*	Actavis, Inc	2,731,857
5,953		Agilent Technologies, Inc	266,278
29,620	*	Alexion Pharmaceuticals, Inc	3,442,733
19,361	*	Alkermes plc	650,142
182

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

44,949		Allergan, Inc	$4,095,753
114,015		Amgen, Inc	12,346,684
27,192	*	Ariad Pharmaceuticals, Inc	505,227
36,107	*	Biogen Idec, Inc	7,876,020
21,037	*	BioMarin Pharmaceuticals, Inc	1,360,042
215,072		Bristol-Myers Squibb Co	9,299,713
16,035	*	Bruker BioSciences Corp	287,347
63,330	*	Celgene Corp	9,300,644
3,254	*	Charles River Laboratories International, Inc	148,187
8,514	*	Covance, Inc	702,405
10,000	*	Cubist Pharmaceuticals, Inc	623,300
33,074		Eli Lilly & Co	1,756,560
16,967	*	Endo Pharmaceuticals Holdings, Inc	652,551
231,864	*	Gilead Sciences, Inc	14,248,043
18,926	*,e	Illumina, Inc	1,510,673
15,012	*,e	Incyte Corp	351,431
7,874	*	Jazz Pharmaceuticals plc	594,566
55,191		Johnson & Johnson	5,160,359
17,109	*	Life Technologies Corp	1,276,331
11,258	*	Medivation, Inc	651,501
4,584	*	Mettler-Toledo International, Inc	1,011,230
58,016	*	Mylan Laboratories, Inc	1,947,017
12,433	*,e	Myriad Genetics, Inc	368,887
11,145	*	Onyx Pharmaceuticals, Inc	1,463,339
14,318		Perrigo Co	1,781,016
8,769	*	Pharmacyclics, Inc	952,577
1,795	*	Quintiles Transnational Holdings, Inc	80,506
12,184	*	Regeneron Pharmaceuticals, Inc	3,290,411
9,243	*	Salix Pharmaceuticals Ltd	683,058
15,390	*,e	Seattle Genetics, Inc	623,603
2,536		Techne Corp	187,005
11,349	*,e	Theravance, Inc	437,617
7,186	*	United Therapeutics Corp	537,800
33,620	*	Vertex Pharmaceuticals, Inc	2,682,876
35,504		Warner Chilcott plc	756,590
12,866	*	Waters Corp	1,298,694
75,489		Zoetis Inc	2,250,327
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	111,119,835

REAL ESTATE - 1.9%
59,782		American Tower Corp	4,231,968
11,967		Apartment Investment & Management Co (Class A)	351,590
2,116		Boston Properties, Inc	226,306
8,891		CBL & Associates Properties, Inc	202,448
42,015	*	CBRE Group, Inc	973,488
15,197		Digital Realty Trust, Inc	840,242
9,460		Equity Lifestyle Properties, Inc	364,115
1,310		Extra Space Storage, Inc	55,085
6,481		Federal Realty Investment Trust	682,644
17,464		Omega Healthcare Investors, Inc	555,879
24,882		Plum Creek Timber Co, Inc	1,213,744
20,239		Public Storage, Inc	3,222,454
183

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

18,936		Rayonier, Inc	$1,106,620
16,416	*	Realogy Holdings Corp	738,063
6,034		Regency Centers Corp	318,173
1,421		Senior Housing Properties Trust	35,738
35,150		Simon Property Group, Inc	5,626,109
15,000		Spirit Realty Capital, Inc	136,950
976	*,e	St. Joe Co	22,136
14,669		Tanger Factory Outlet Centers, Inc	475,716
1,719		Taubman Centers, Inc	125,865
19,980		Ventas, Inc	1,313,485
5,322		Vornado Realty Trust	451,359
83,065		Weyerhaeuser Co	2,359,046
		TOTAL REAL ESTATE	25,629,223

RETAILING - 8.0%
1,714		Aaron’s, Inc	49,123
1,789		Abercrombie & Fitch Co (Class A)	89,217
11,006		Advance Auto Parts, Inc	907,885
55,879	*	Amazon.com, Inc	16,831,873
19,562		American Eagle Outfitters, Inc	384,198
2,692	*	Ascena Retail Group, Inc	51,390
7,802	*	Autonation, Inc	373,716
5,381	*	Autozone, Inc	2,413,809
33,080	*	Bed Bath & Beyond, Inc	2,529,628
11,429		Best Buy Co, Inc	343,899
2,281	*	Big Lots, Inc	82,412
7,326	*	Cabela’s, Inc	502,857
33,898	*	Carmax, Inc	1,662,358
23,566		Chico’s FAS, Inc	403,686
14,983		Dick’s Sporting Goods, Inc	770,276
2,908		Dillard’s, Inc (Class A)	245,522
49,934	*	Dollar General Corp	2,729,892
34,082	*	Dollar Tree, Inc	1,828,499
4,810		DSW, Inc (Class A)	364,550
16,175		Expedia, Inc	762,328
14,546		Family Dollar Stores, Inc	1,000,183
2,610		Foot Locker, Inc	94,299
42,111		Gap, Inc	1,932,895
22,292		Genuine Parts Co	1,827,721
14,880		GNC Holdings, Inc	785,366
64,510	*	Groupon, Inc	571,559
222,011		Home Depot, Inc	17,545,529
8,283	*,e	HomeAway, Inc	249,401
36,396		L Brands, Inc	2,029,805
6,271	*	Liberty Media Holding Corp (Interactive A)	153,389
5,650	*	Liberty Ventures	506,918
45,125	*	LKQ Corp	1,176,409
165,604		Lowe’s Companies, Inc	7,382,626
44,931		Macy’s, Inc	2,171,964
7,674	*	NetFlix, Inc	1,874,144
21,893		Nordstrom, Inc	1,340,727
16,812	*	O’Reilly Automotive, Inc	2,105,871
184

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

15,859		Petsmart, Inc	$1,161,196
7,843	*	Priceline.com, Inc	6,867,880
33,425		Ross Stores, Inc	2,255,185
25,501	*	Sally Beauty Holdings, Inc	778,035
896		Signet Jewelers Ltd	65,507
76,299		Target Corp	5,436,304
16,863		Tiffany & Co	1,340,777
109,056		TJX Companies, Inc	5,675,274
10,511		Tractor Supply Co	1,273,197
16,848	*	TripAdvisor, Inc	1,263,937
9,776		Ulta Salon Cosmetics & Fragrance, Inc	986,398
16,369	*	Urban Outfitters, Inc	696,665
14,860		Williams-Sonoma, Inc	874,660
		TOTAL RETAILING	104,750,939

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.8%
95,126	*,e	Advanced Micro Devices, Inc	358,625
16,279		Altera Corp	578,881
20,013		Analog Devices, Inc	987,842
120,847		Applied Materials, Inc	1,971,015
66,031	*	Atmel Corp	521,645
34,550		Avago Technologies Ltd	1,267,294
37,661		Broadcom Corp (Class A)	1,038,314
18,031	*	Cree, Inc	1,260,367
4,180	*,e	Freescale Semiconductor Holdings Ltd	65,626
49,384		Intel Corp	1,150,647
5,598	*	Lam Research Corp	275,534
35,288		Linear Technology Corp	1,431,281
9,553	*	LSI Logic Corp	74,322
44,681		Maxim Integrated Products, Inc	1,277,877
29,877	e	Microchip Technology, Inc	1,187,312
65,064	*	ON Semiconductor Corp	536,127
6,047	*	Silicon Laboratories, Inc	236,196
24,415	*	Skyworks Solutions, Inc	586,448
168,290		Texas Instruments, Inc	6,596,968
39,548		Xilinx, Inc	1,846,496
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	23,248,817

SOFTWARE & SERVICES - 17.8%
97,776		Accenture plc	7,216,847
29,380	*	Adobe Systems, Inc	1,389,086
27,213	*	Akamai Technologies, Inc	1,284,454
7,440	*	Alliance Data Systems Corp	1,471,483
14,134	*	Ansys, Inc	1,128,459
26,848	*	Autodesk, Inc	950,151
73,878		Automatic Data Processing, Inc	5,325,865
22,228	*	BMC Software, Inc	1,021,821
4,243		Booz Allen Hamilton Holding Co	90,715
18,000		Broadridge Financial Solutions, Inc	520,920
42,543	*	Cadence Design Systems, Inc	620,277
28,486	*	Citrix Systems, Inc	2,051,562
45,886	*	Cognizant Technology Solutions Corp (Class A)	3,321,688

185

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

7,053	*,e	Concur Technologies, Inc	$626,941
4,186		DST Systems, Inc	293,146
197,285	*	eBay, Inc	10,197,662
35,284	*	Electronic Arts, Inc	921,618
7,491	*	Equinix, Inc	1,343,511
258,252	*	Facebook, Inc	9,511,421
6,771	e	Factset Research Systems, Inc	739,258
4,189		Fidelity National Information Services, Inc	180,797
20,220	*	Fiserv, Inc	1,945,973
10,250	*	FleetCor Technologies, Inc	920,142
20,457	*	Fortinet, Inc	434,711
14,389	*	Gartner, Inc	863,484
24,674		Genpact Ltd	503,103
11,720		Global Payments, Inc	542,753
40,969	*	Google, Inc (Class A)	36,364,084
11,453		IAC/InterActiveCorp	579,636
16,308	*	Informatica Corp	622,476
158,162		International Business Machines Corp	30,847,916
45,089		Intuit, Inc	2,882,089
12,897		Jack Henry & Associates, Inc	622,925
10,772		Lender Processing Services, Inc	352,029
13,778	*	LinkedIn Corp	2,807,819
17,746		Mastercard, Inc (Class A)	10,835,885
1,717	*,e	Micros Systems, Inc	83,669
1,268,623		Microsoft Corp	40,380,270
5,216	*	NetSuite, Inc	489,730
10,032	*	NeuStar, Inc (Class A)	562,595
539,499		Oracle Corp	17,452,793
20,262	*,e	Pandora Media, Inc	371,605
44,733		Paychex, Inc	1,764,270
17,211	*	Rackspace Hosting, Inc	779,486
28,935	*	Red Hat, Inc	1,497,965
1,760	*	Rovi Corp	39,653
89,679	*	Salesforce.com, Inc	3,923,456
12,035	*	ServiceNow, Inc	524,485
10,010	*	SolarWinds, Inc	355,255
10,553		Solera Holdings, Inc	600,571
15,396	*	Splunk, Inc	769,954
76,569		Symantec Corp	2,042,861
1,325	*	Tableau Software, Inc	73,405
24,869	*	Teradata Corp	1,470,255
25,168	*	TIBCO Software, Inc	627,690
18,935		Total System Services, Inc	519,008
12,821	*	Vantiv, Inc	334,500
21,654	*	VeriSign, Inc	1,035,927
79,349		Visa, Inc (Class A)	14,045,567
12,908	*	VMware, Inc (Class A)	1,060,909
83,590		Western Union Co	1,501,276
5,430	*	Workday, Inc	370,815
		TOTAL SOFTWARE & SERVICES	234,010,677

186

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 6.4%
15,215	*,e	3D Systems Corp	$718,604
24,146		Amphenol Corp (Class A)	1,896,910
107,845	d	Apple, Inc	48,799,862
2,654	e	Dolby Laboratories, Inc (Class A)	87,290
159,304		EMC Corp	4,165,800
11,889	*	F5 Networks, Inc	1,043,379
14,528		Flir Systems, Inc	471,724
2,788		Harris Corp	159,111
5,034	e	IPG Photonics Corp	306,571
27,853	*	JDS Uniphase Corp	408,603
13,709	*	Juniper Networks, Inc	297,074
34,843		Motorola, Inc	1,910,442
14,663		National Instruments Corp	413,350
24,598	*	NCR Corp	885,528
54,663		NetApp, Inc	2,247,743
5,319	*,e	Palo Alto Networks, Inc	260,312
262,021		Qualcomm, Inc	16,913,456
24,145	*	Riverbed Technology, Inc	377,628
16,613	*	SanDisk Corp	915,708
2,563	*,e	Stratasys Ltd	227,210
38,694	*	Trimble Navigation Ltd	1,104,327
756	*	Zebra Technologies Corp (Class A)	34,904
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	83,645,536

TELECOMMUNICATION SERVICES - 2.1%
44,535	*	Crown Castle International Corp	3,128,584
1,364	*	Intelsat S.A.	29,244
7,953	*	Level 3 Communications, Inc	175,363
19,355	*	SBA Communications Corp (Class A)	1,434,012
16,981	*	Sprint Corp	101,207
22,909	*	tw telecom inc (Class A)	682,230
434,746		Verizon Communications, Inc	21,511,232
83,328	e	Windstream Corp	695,789
		TOTAL TELECOMMUNICATION SERVICES	27,757,661

TRANSPORTATION - 2.8%
9,914	*	Alaska Air Group, Inc	606,439
579		Amerco, Inc	96,299
16,392	*	Avis Budget Group, Inc	518,643
24,519		CH Robinson Worldwide, Inc	1,461,823
3,634		Con-Way, Inc	150,629
5,179		Copa Holdings S.A. (Class A)	720,761
77,608		CSX Corp	1,925,455
60,049	*	Delta Air Lines, Inc	1,274,840
31,359		Expeditors International of Washington, Inc	1,264,395
2,779	*	Genesee & Wyoming, Inc (Class A)	249,165
52,550	*	Hertz Global Holdings, Inc	1,345,806
13,947		J.B. Hunt Transport Services, Inc	1,045,049
16,653		Kansas City Southern Industries, Inc	1,794,361
4,926	*	Kirby Corp	416,050

187

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

7,289		Landstar System, Inc	$394,043
8,791		Norfolk Southern Corp	643,150
10,411	*	Old Dominion Freight Line	454,752
11,649		Southwest Airlines Co	161,106
50,504	*	UAL Corp	1,760,064
70,970		Union Pacific Corp	11,255,132
110,021		United Parcel Service, Inc (Class B)	9,549,823
		TOTAL TRANSPORTATION	37,087,785

UTILITIES - 0.2%
18,864		Aqua America, Inc	638,735
6,126	*	Calpine Corp	122,581
7,939		ITC Holdings Corp	728,562
29,246		Oneok, Inc	1,548,576
3,985		Questar Corp	95,082
		TOTAL UTILITIES	3,133,536

		TOTAL COMMON STOCKS	1,311,122,189
		(Cost $1,046,087,369)

SHORT-TERM INVESTMENTS - 1.6%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.6%
21,139,640	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	21,139,640
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	21,139,640
		TOTAL SHORT-TERM INVESTMENTS	21,139,640
		(Cost $21,139,640)

		TOTAL INVESTMENTS - 101.1%	1,332,261,829
		(Cost $1,067,227,009)
		OTHER ASSETS & LIABILITIES, NET - (1.1)%	(14,536,853)
		NET ASSETS - 100.0%	$1,317,724,976

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $20,782,790.
188

TIAA-CREF FUNDS - Large-Cap Value Index Fund

TIAA-CREF FUNDS

LARGE-CAP VALUE INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.2%

AUTOMOBILES & COMPONENTS - 1.3%
5,186		Allison Transmission Holdings, Inc	$123,219
462,387		Ford Motor Co	7,805,093
152,787	*	General Motors Co	5,480,470
10,763		Gentex Corp	243,029
125,691		Johnson Controls, Inc	5,054,035
15,200		Lear Corp	1,052,904
20,137	*	TRW Automotive Holdings Corp	1,476,243
		TOTAL AUTOMOBILES & COMPONENTS	21,234,993

BANKS - 6.0%
30,335		Associated Banc-Corp	513,875
8,730		Bank of Hawaii Corp	485,737
11,341		BankUnited	342,952
129,943		BB&T Corp	4,637,666
5,420		BOK Financial Corp	361,460
33,828		CapitalSource, Inc	409,319
37,284	*	CIT Group, Inc	1,868,301
8,886		City National Corp	617,844
34,111		Comerica, Inc	1,451,082
14,808		Commerce Bancshares, Inc	675,689
9,846	e	Cullen/Frost Bankers, Inc	709,306
25,282		East West Bancorp, Inc	779,444
161,773		Fifth Third Bancorp	3,110,895
1,525		First Citizens Bancshares, Inc (Class A)	319,487
44,450		First Horizon National Corp	548,069
65,302		First Niagara Financial Group, Inc	698,078
21,432		First Republic Bank	925,648
35,623		Fulton Financial Corp	448,494
97,331		Hudson City Bancorp, Inc	930,484
151,310		Huntington Bancshares, Inc	1,293,700
168,183		Keycorp	2,066,969
23,936	e	M&T Bank Corp	2,797,161
81,114	e	New York Community Bancorp, Inc	1,230,499
61,605		People’s United Financial, Inc	924,075
97,710		PNC Financial Services Group, Inc	7,430,846
19,360	*	Popular, Inc	636,944
259,343		Regions Financial Corp	2,596,023
8,063	*	Signature Bank	738,168
99,061		SunTrust Banks, Inc	3,446,332
8,386	*	SVB Financial Group	731,427
140,019		Synovus Financial Corp	466,263
28,895		TCF Financial Corp	440,360
14,901	*	TFS Financial Corp	173,895
341,369		US Bancorp	12,739,891
189

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

35,892	e	Valley National Bancorp	$371,482
19,540		Washington Federal, Inc	424,995
891,051		Wells Fargo & Co	38,760,719
33,813		Zions Bancorporation	1,002,217
		TOTAL BANKS	98,105,796

CAPITAL GOODS - 7.7%
19,872		3M Co	2,333,569
7,786		A.O. Smith Corp	321,718
17,595	*	Aecom Technology Corp	596,471
17,917		AGCO Corp	1,007,831
13,478		Air Lease Corp	375,767
6,163		Alliant Techsystems, Inc	573,775
6,127		Babcock & Wilcox Co	187,119
1,097	*	BE Aerospace, Inc	76,472
11,215		Carlisle Cos, Inc	759,704
99,319		Caterpillar, Inc	8,234,538
5,883		CNH Global NV	276,442
1,219		Crane Co	74,237
6,020		Cummins, Inc	729,564
88,135		Danaher Corp	5,935,011
2,012		Donaldson Co, Inc	72,935
8,145		Dover Corp	697,538
87,398		Eaton Corp	6,026,092
32,894		Emerson Electric Co	2,018,705
35,680		Exelis, Inc	527,350
12,165		Fluor Corp	761,042
3,524		Fortune Brands Home & Security, Inc	145,576
8,801		GATX Corp	397,629
54,839		General Dynamics Corp	4,679,960
1,908,370		General Electric Co	46,506,977
13,786		Harsco Corp	355,127
2,870		Hubbell, Inc (Class B)	308,095
1,534		IDEX Corp	91,503
43,524		Illinois Tool Works, Inc	3,135,469
15,606		Ingersoll-Rand plc	952,746
23,905	*	Jacobs Engineering Group, Inc	1,415,176
19,519		Joy Global, Inc	966,191
26,957		KBR, Inc	843,215
14,324		Kennametal, Inc	620,802
16,578		L-3 Communications Holdings, Inc	1,544,241
8,343	*	MRC Global, Inc	223,759
10,070	*,e	Navistar International Corp	343,891
43,153		Northrop Grumman Corp	3,972,665
16,248	*	Oshkosh Truck Corp	728,235
22,058	*	Owens Corning, Inc	871,070
56,642		Paccar, Inc	3,187,245
27,386		Parker Hannifin Corp	2,828,426
37,488		Pentair Ltd	2,289,767
30,382	*	Quanta Services, Inc	814,541
60,138		Raytheon Co	4,320,314
8,500		Regal-Beloit Corp	549,780
190

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

2,613		Rockwell Collins, Inc	$185,967
9,528		Snap-On, Inc	903,731
19,971	*	Spirit Aerosystems Holdings, Inc (Class A)	506,465
8,776		SPX Corp	670,574
27,254		Stanley Works	2,306,234
21,447	*	Terex Corp	632,258
50,771		Textron, Inc	1,390,110
15,938		Timken Co	931,098
14,814		Trinity Industries, Inc	583,227
7,742		Triumph Group, Inc	607,437
10,657		United Technologies Corp	1,125,060
14,231		URS Corp	661,742
8,489	*	WESCO International, Inc	643,296
32,062		Xylem, Inc	799,306
		TOTAL CAPITAL GOODS	125,624,785

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
40,667		ADT Corp	1,629,933
13,634		Cintas Corp	647,751
7,449		Corrections Corp of America	246,190
19,904	e	Covanta Holding Corp	414,202
515		Dun & Bradstreet Corp	53,370
2,489		Iron Mountain, Inc	69,194
8,380		KAR Auction Services, Inc	213,187
13,893		Manpower, Inc	929,025
34,139		Nielsen Holdings NV	1,140,925
20,095	e	Pitney Bowes, Inc	331,769
16,420	e	R.R. Donnelley & Sons Co	311,816
50,540		Republic Services, Inc	1,713,811
11,971		Towers Watson & Co	1,008,317
1,429		Waste Connections, Inc	61,819
79,365		Waste Management, Inc	3,335,711
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	12,107,020

CONSUMER DURABLES & APPAREL - 0.6%
4,091	*,e	Deckers Outdoor Corp	224,309
51,850		DR Horton, Inc	1,042,185
22,666	*,e	Garmin Ltd	908,453
12,364		Harman International Industries, Inc	748,393
3,008	e	Hasbro, Inc	138,368
25,838	e	Leggett & Platt, Inc	811,572
30,429	e	Lennar Corp (Class A)	1,030,630
11,237	*	Mohawk Industries, Inc	1,337,091
21,414		Newell Rubbermaid, Inc	578,606
145	*	NVR, Inc	134,212
1,583		Phillips-Van Heusen Corp	208,624
2,025	*	Taylor Morrison Home Corp	49,066
30,957	*	Toll Brothers, Inc	1,017,557
13,526		Whirlpool Corp	1,811,672
		TOTAL CONSUMER DURABLES & APPAREL	10,040,738
191

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 0.6%
20,003	*	Apollo Group, Inc (Class A)	$364,455
77,245		Carnival Corp	2,860,382
4,961	e	Choice Hotels International, Inc	206,229
7,927		Darden Restaurants, Inc	388,819
11,477	e	DeVry, Inc	345,228
8,173	*	Hyatt Hotels Corp	369,828
4,553		Marriott International, Inc (Class A)	189,268
69,606	*	MGM Mirage	1,135,274
506	*	Norwegian Cruise Line Holdings Ltd	15,312
11,984	*	Penn National Gaming, Inc	599,080
29,860		Royal Caribbean Cruises Ltd	1,137,367
10,206		Service Corp International	193,608
20,528		Starwood Hotels & Resorts Worldwide, Inc	1,357,927
2,124	e	Weight Watchers International, Inc	100,784
54,408		Wendy’s	386,841
		TOTAL CONSUMER SERVICES	9,650,402

DIVERSIFIED FINANCIALS - 11.7%
55,164	*	American Capital Ltd	753,540
25,233		Ameriprise Financial, Inc	2,245,737
50,101		Ares Capital Corp	891,297
1,293	*	Artisan Partners Asset Management, Inc	68,529
1,986,018		Bank of America Corp	28,995,863
214,223		Bank of New York Mellon Corp	6,737,313
15,643		BlackRock, Inc	4,410,700
107,772		Capital One Financial Corp	7,438,423
175,867		Charles Schwab Corp	3,884,902
561,594		Citigroup, Inc	29,281,511
58,694		CME Group, Inc	4,342,182
90,783		Discover Financial Services	4,494,666
52,194	*	E*Trade Financial Corp	777,691
4,302	e	Federated Investors, Inc (Class B)	124,887
84,622		Goldman Sachs Group, Inc	13,880,547
13,854	*	ING US, Inc	431,136
8,230		Interactive Brokers Group, Inc (Class A)	133,326
81,952		Invesco Ltd	2,638,035
167,000	e	iShares Russell 1000 Value Index Fund	14,667,610
697,576		JPMorgan Chase & Co	38,875,911
20,271		Legg Mason, Inc	697,120
47,591		Leucadia National Corp	1,276,867
2,152		LPL Financial Holdings, Inc	81,905
281,033		Morgan Stanley	7,646,908
12,366	*	MSCI, Inc (Class A)	433,428
20,807		Nasdaq Stock Market, Inc	674,147
44,356		Northern Trust Corp	2,596,600
44,379		NYSE Euronext	1,871,019
22,383		Raymond James Financial, Inc	986,419
1,394		SEI Investments Co	44,064
192

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

82,588		SLM Corp	$2,040,750
84,260		State Street Corp	5,870,394
42,944		TD Ameritrade Holding Corp	1,160,776
		TOTAL DIVERSIFIED FINANCIALS	190,454,203

ENERGY - 14.7%
87,462		Anadarko Petroleum Corp	7,742,136
72,387		Apache Corp	5,809,057
8,920	*	Atwood Oceanics, Inc	502,553
76,010		Baker Hughes, Inc	3,605,154
16,806	*	Cameron International Corp	996,596
106,448		Chesapeake Energy Corp	2,480,238
357,770		Chevron Corp	45,039,665
15,776		Cimarex Energy Co	1,205,760
4,037	*	Cobalt International Energy, Inc	116,467
225,654		ConocoPhillips	14,635,918
42,973		Consol Energy, Inc	1,333,452
67,871	*	Denbury Resources, Inc	1,187,743
75,090	*	Devon Energy Corp	4,130,701
12,978	e	Diamond Offshore Drilling, Inc	875,236
13,355		Energen Corp	799,831
3,336		EOG Resources, Inc	485,355
2,253		Equitable Resources, Inc	194,885
820,622	d	Exxon Mobil Corp	76,933,313
7,723	e	Golar LNG Ltd	266,675
2,525	*	Gulfport Energy Corp	134,330
17,497		Helmerich & Payne, Inc	1,105,810
56,851		Hess Corp	4,233,125
37,665		Holly Corp	1,715,641
9,808		Kinder Morgan, Inc	370,350
707	*	Laredo Petroleum Holdings, Inc	15,490
131,149		Marathon Oil Corp	4,768,578
60,165		Marathon Petroleum Corp	4,411,899
43,974	*	McDermott International, Inc	380,375
35,042		Murphy Oil Corp	2,373,044
54,549		Nabors Industries Ltd	839,509
78,955		National Oilwell Varco, Inc	5,540,272
25,029	*	Newfield Exploration Co	615,713
57,448		Noble Energy, Inc	3,589,926
148,689		Occidental Petroleum Corp	13,240,756
10,207	*	Oil States International, Inc	992,427
26,972		Patterson-UTI Energy, Inc	533,236
5,159	e	PBF Energy, Inc	118,090
50,556		Peabody Energy Corp	837,207
114,304		Phillips 66	7,029,696
6,560		Pioneer Natural Resources Co	1,015,226
28,968		Questar Market Resources, Inc	883,234
22,993	*	Rowan Cos plc	789,810
193

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

1,608	e	RPC, Inc	$23,027
94,394	*,e	SandRidge Energy, Inc	511,615
122,949		Spectra Energy Corp	4,424,935
29,121	*	Superior Energy Services	746,080
6,703		Teekay Corp	265,908
25,102		Tesoro Corp	1,427,049
9,489		Tidewater, Inc	559,756
29,349	*,e	Ultra Petroleum Corp	635,406
9,184	*	Unit Corp	414,015
100,131		Valero Energy Corp	3,581,686
19,784	*	Whiting Petroleum Corp	1,018,282
56,960		Williams Cos, Inc	1,946,323
10,371		World Fuel Services Corp	401,773
36,078	*	WPX Energy, Inc	693,058
		TOTAL ENERGY	240,523,392

FOOD & STAPLES RETAILING - 1.6%
199,987		CVS Corp	12,297,201
40,915		Safeway, Inc	1,055,198
72,163		Sysco Corp	2,490,345
43,145		Walgreen Co	2,168,036
100,158		Wal-Mart Stores, Inc	7,806,314
		TOTAL FOOD & STAPLES RETAILING	25,817,094

FOOD, BEVERAGE & TOBACCO - 1.7%
113,008		Archer Daniels Midland Co	4,121,402
29,749		Beam, Inc	1,933,387
27,150		Bunge Ltd	2,063,671
11,377		Campbell Soup Co	532,444
5,499		ConAgra Foods, Inc	199,119
1,653	*	Constellation Brands, Inc (Class A)	86,105
32,912	*	Dean Foods Co	358,741
12,552		Ingredion, Inc	843,494
17,280		J.M. Smucker Co	1,944,346
4,215		Kellogg Co	279,202
25,581		Molson Coors Brewing Co (Class B)	1,280,585
329,338		Mondelez International, Inc	10,298,399
2,448		Pinnacle Foods, Inc	62,351
14,473		Reynolds American, Inc	715,400
25,701	*	Smithfield Foods, Inc	853,273
50,746		Tyson Foods, Inc (Class A)	1,401,604
		TOTAL FOOD, BEVERAGE & TOBACCO	26,973,523

HEALTH CARE EQUIPMENT & SERVICES - 4.9%
287,704		Abbott Laboratories	10,538,597
50,946		Aetna, Inc	3,269,205
33,409	*	Allscripts Healthcare Solutions, Inc	528,196
247,547	*	Boston Scientific Corp	2,703,213
62,879		Cardinal Health, Inc	3,149,609
194

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

40,469	*	CareFusion Corp	$1,560,889
49,318		Cigna Corp	3,838,420
16,501		Community Health Systems, Inc	760,036
2,469		Cooper Cos, Inc	314,427
86,988		Covidien plc	5,361,071
19,169		Dentsply International, Inc	821,967
18,794	*	Express Scripts Holding Co	1,231,947
45,924		HCA Holdings, Inc	1,791,036
14,936	*	Health Net, Inc	458,087
11,016		Hill-Rom Holdings, Inc	408,363
34,094	*	Hologic, Inc	773,934
28,900		Humana, Inc	2,637,414
14,393	*	Inverness Medical Innovations, Inc	480,726
8,315	*	LifePoint Hospitals, Inc	408,766
187,515		Medtronic, Inc	10,358,329
19,222		Omnicare, Inc	1,014,729
1,980		Patterson Cos, Inc	80,962
3,573	*	Pediatrix Medical Group, Inc	348,082
27,520		Quest Diagnostics, Inc	1,604,691
18,926		St. Jude Medical, Inc	991,533
25,741		Stryker Corp	1,813,711
7,829		Teleflex, Inc	621,858
188,252		UnitedHealth Group, Inc	13,714,158
5,232		Universal Health Services, Inc (Class B)	365,978
16,726	*	VCA Antech, Inc	481,040
55,572		WellPoint, Inc	4,754,740
29,163		Zimmer Holdings, Inc	2,434,527
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	79,620,241

HOUSEHOLD & PERSONAL PRODUCTS - 2.7%
4,267		Clorox Co	366,706
11,353		Energizer Holdings, Inc	1,155,735
11,636		Kimberly-Clark Corp	1,149,637
505,836		Procter & Gamble Co	40,618,631
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	43,290,709

INSURANCE - 7.7%
62,855		ACE Ltd	5,743,690
85,549		Aflac, Inc	5,276,662
3,051	*	Alleghany Corp	1,232,238
4,390		Allied World Assurance Co Holdings Ltd	415,514
86,493		Allstate Corp	4,409,413
13,315		American Financial Group, Inc	688,252
272,114	*	American International Group, Inc	12,383,908
1,467		American National Insurance Co	165,038
13,409		Aon plc	905,108
23,032	*	Arch Capital Group Ltd	1,247,183
11,660		Aspen Insurance Holdings Ltd	437,133
13,675		Assurant, Inc	740,638
195

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

31,344		Assured Guaranty Ltd	$678,284
16,525		Axis Capital Holdings Ltd	719,829
332,143	*	Berkshire Hathaway, Inc (Class B)	38,485,410
11,862		Brown & Brown, Inc	391,327
41,308		Chubb Corp	3,573,142
29,837		Cincinnati Financial Corp	1,462,013
4,927		CNA Financial Corp	174,958
5,107		Endurance Specialty Holdings Ltd	268,781
9,307		Everest Re Group Ltd	1,242,764
41,730		Fidelity National Title Group, Inc (Class A)	1,021,550
91,290	*	Genworth Financial, Inc (Class A)	1,185,857
5,541		Hanover Insurance Group, Inc	298,272
84,448		Hartford Financial Services Group, Inc	2,606,065
17,688		HCC Insurance Holdings, Inc	787,647
8,408		Kemper Corp	293,860
49,547		Lincoln National Corp	2,064,624
52,307		Loews Corp	2,382,584
2,584	*	Markel Corp	1,369,520
33,493		Marsh & McLennan Cos, Inc	1,402,352
28,674	*	MBIA, Inc	387,099
5,280		Mercury General Corp	233,376
165,003		Metlife, Inc	7,989,445
48,648		Old Republic International Corp	702,964
10,436		PartnerRe Ltd	934,439
53,511		Principal Financial Group	2,320,237
11,637		ProAssurance Corp	622,929
21,472		Progressive Corp	558,487
14,206		Protective Life Corp	615,546
52,958		Prudential Financial, Inc	4,182,093
13,426		Reinsurance Group of America, Inc (Class A)	914,176
8,453		RenaissanceRe Holdings Ltd	735,157
7,644		Stancorp Financial Group, Inc	405,820
16,811		Torchmark Corp	1,194,926
50,615		Travelers Cos, Inc	4,228,883
49,625		UnumProvident Corp	1,570,135
16,802		Validus Holdings Ltd	595,295
19,933		W.R. Berkley Corp	844,561
1,155		White Mountains Insurance Group Ltd	690,690
53,558		XL Capital Ltd	1,679,043
		TOTAL INSURANCE	125,458,917

MATERIALS - 2.6%
38,227		Air Products & Chemicals, Inc	4,152,981
10,226		Albemarle Corp	634,114
198,590		Alcoa, Inc	1,578,791
20,402	e	Allegheny Technologies, Inc	562,483
3,957		Aptargroup, Inc	231,049
14,399		Ashland, Inc	1,250,409
12,920		Avery Dennison Corp	577,912
196

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

10,934		Bemis Co, Inc	$450,371
11,257		Cabot Corp	461,762
8,150		Carpenter Technology Corp	426,082
10,889		CF Industries Holdings, Inc	2,134,353
28,530	e	Cliffs Natural Resources, Inc	556,620
3,739	*	Crown Holdings, Inc	163,880
7,400		Cytec Industries, Inc	576,460
6,337		Domtar Corp	440,485
194,038		Dow Chemical Co	6,799,092
190,850		Freeport-McMoRan Copper & Gold, Inc (Class B)	5,397,238
4,869		Greif, Inc (Class A)	269,353
35,945		Huntsman Corp	647,729
10,977		International Paper Co	530,299
3,388	e	Kronos Worldwide, Inc	56,038
31,907		MeadWestvaco Corp	1,178,964
55,235		Mosaic Co	2,269,606
90,071		Newmont Mining Corp	2,702,130
58,311		Nucor Corp	2,727,789
11,943	*	Owens-Illinois, Inc	355,304
2,416		PPG Industries, Inc	387,623
13,995		Reliance Steel & Aluminum Co	982,449
3,902		Rock-Tenn Co (Class A)	446,194
3,760		Rockwood Holdings, Inc	254,665
9,596		Royal Gold, Inc	496,017
2,896		RPM International, Inc	102,055
1,181		Sigma-Aldrich Corp	98,684
18,603		Sonoco Products Co	716,029
40,843		Steel Dynamics, Inc	635,517
15,975	*,e	Tahoe Resources, Inc	241,862
26,673	e	United States Steel Corp	462,777
23,777		Vulcan Materials Co	1,121,799
508		Westlake Chemical Corp	52,842
1,714	*	WR Grace & Co	131,669
		TOTAL MATERIALS	43,261,476

MEDIA - 2.7%
9,209		CBS Corp (Class B)	486,604
37,212		Comcast Corp (Class A)	1,677,517
12,979	*,e	DreamWorks Animation SKG, Inc (Class A)	321,360
43,206		Gannett Co, Inc	1,112,986
42,526		Interpublic Group of Cos, Inc	699,553
8,018		John Wiley & Sons, Inc (Class A)	361,852
10,252	*	Liberty Global plc (Class A)	831,642
18,753	*	Liberty Media Corp	2,695,369
27,046		McGraw-Hill Cos, Inc	1,673,065
23,044	*	News Corp	367,091
11,255	e	Regal Entertainment Group (Class A)	212,157
300,887	e	Sirius XM Radio, Inc	1,122,308
3,259	*	Starz-Liberty Capital	73,556
197

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

68,504		Thomson Corp	$2,331,191
172,042		Time Warner, Inc	10,711,335
96,461		Twenty-First Century Fox, Inc	2,882,255
258,593		Walt Disney Co	16,718,038
797	e	Washington Post Co (Class B)	428,276
		TOTAL MEDIA	44,706,155

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.0%
56,248		Agilent Technologies, Inc	2,515,973
3,605	*	Bio-Rad Laboratories, Inc (Class A)	439,774
42,243		Bristol-Myers Squibb Co	1,826,587
4,753	*	Charles River Laboratories International, Inc	216,452
142,882		Eli Lilly & Co	7,588,463
49,039	*	Forest Laboratories, Inc	2,136,139
30,166	*	Hospira, Inc	1,227,756
451,533		Johnson & Johnson	42,218,335
11,274	*	Life Technologies Corp	841,040
10,363	*	Mallinckrodt plc	475,558
557,299		Merck & Co, Inc	26,845,093
20,810		PerkinElmer, Inc	709,413
1,234,355		Pfizer, Inc	36,080,197
43,663	*	Qiagen N.V. (NASDAQ)	912,557
3,585	*	Quintiles Transnational Holdings, Inc	160,787
3,465		Techne Corp	255,509
66,301		Thermo Electron Corp	6,040,684
3,000		Warner Chilcott plc	63,930
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	130,554,247

REAL ESTATE - 4.3%
13,156		Alexandria Real Estate Equities, Inc	901,186
19,417		American Campus Communities, Inc	745,807
73,556		American Capital Agency Corp	1,657,217
175,186		Annaly Capital Management, Inc	2,088,217
11,607		Apartment Investment & Management Co (Class A)	341,014
23,819		AvalonBay Communities, Inc	3,223,663
32,806		BioMed Realty Trust, Inc	677,772
25,396		Boston Properties, Inc	2,716,102
30,479		Brandywine Realty Trust	424,877
14,541		BRE Properties, Inc (Class A)	771,545
15,567		Camden Property Trust	1,098,096
20,106		CBL & Associates Properties, Inc	457,814
195,433		Chimera Investment Corp	582,390
15,145		Corporate Office Properties Trust	385,895
48,448		DDR Corp	827,492
4,850		Digital Realty Trust, Inc	268,157
26,699		Douglas Emmett, Inc	667,742
58,985		Duke Realty Corp	971,483
4,858		Equity Lifestyle Properties, Inc	186,984
66,689		Equity Residential	3,734,584
198

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

7,007		Essex Property Trust, Inc	$1,130,159
18,907		Extra Space Storage, Inc	795,039
4,319		Federal Realty Investment Trust	454,920
30,040	*	Forest City Enterprises, Inc (Class A)	526,301
109,082		General Growth Properties, Inc	2,262,361
18,251		Hatteras Financial Corp	366,663
83,395		HCP, Inc	3,658,539
52,231		Health Care REIT, Inc	3,368,377
23,313		Healthcare Trust of America, Inc	255,277
9,970		Home Properties, Inc	636,186
26,058		Hospitality Properties Trust	742,392
136,650		Host Marriott Corp	2,440,569
7,327	*	Howard Hughes Corp	800,182
23,131		HRPT Properties Trust	533,632
8,101		Jones Lang LaSalle, Inc	737,434
14,008		Kilroy Realty Corp	733,179
74,221		Kimco Realty Corp	1,673,684
19,942		Liberty Property Trust	761,984
25,013		Macerich Co	1,552,057
15,487		Mack-Cali Realty Corp	372,617
68,727		MFA Mortgage Investments, Inc	548,441
8,267		Mid-America Apartment Communities, Inc	558,436
21,959		National Retail Properties, Inc	768,345
30,498		Piedmont Office Realty Trust, Inc	551,709
10,437		Post Properties, Inc	485,529
91,952		Prologis, Inc	3,527,279
2,050		Public Storage, Inc	326,401
2,346	*	Realogy Holdings Corp	105,476
35,707		Realty Income Corp	1,550,041
9,388		Regency Centers Corp	495,029
26,123		Retail Properties of America, Inc	368,073
31,617		Senior Housing Properties Trust	795,168
14,628		Simon Property Group, Inc	2,341,358
16,632		SL Green Realty Corp	1,507,691
54,101		Spirit Realty Capital, Inc	493,942
10,964	*,e	St. Joe Co	248,664
29,920		Starwood Property Trust, Inc	759,968
9,843		Taubman Centers, Inc	720,704
67,712		Two Harbors Investment Corp	679,151
46,009		UDR, Inc	1,152,065
29,225		Ventas, Inc	1,921,252
27,808		Vornado Realty Trust	2,358,396
22,119		Weingarten Realty Investors	692,767
10,827		WP Carey, Inc	764,603
		TOTAL REAL ESTATE	70,250,077

RETAILING - 1.0%
12,715		Aaron’s, Inc	364,412
12,715		Abercrombie & Fitch Co (Class A)	634,097
199

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

12,091		American Eagle Outfitters, Inc	$237,467
19,264	*	Ascena Retail Group, Inc	367,750
37,072		Best Buy Co, Inc	1,115,496
7,532	*	Big Lots, Inc	272,131
3,060		Chico’s FAS, Inc	52,418
11,405	*,e	CST Brands, Inc	371,917
1,564		Dillard’s, Inc (Class A)	132,049
956		DSW, Inc (Class A)	72,455
24,120		Foot Locker, Inc	871,456
22,425	e	GameStop Corp (Class A)	1,100,170
1,510		Genuine Parts Co	123,805
11,534		Guess?, Inc	388,465
31,569	*,e	JC Penney Co, Inc	460,907
41,318		Kohl’s Corp	2,189,028
89,476	*	Liberty Media Holding Corp (Interactive A)	2,188,583
16,037		Macy’s, Inc	775,229
8,588	*,e	Sears Holdings Corp	393,330
13,754		Signet Jewelers Ltd	1,005,555
121,001		Staples, Inc	2,059,437
25,449		Target Corp	1,813,241
		TOTAL RETAILING	16,989,398

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.2%
38,266		Altera Corp	1,360,739
32,118		Analog Devices, Inc	1,585,345
75,140		Applied Materials, Inc	1,225,533
3,650		Avago Technologies Ltd	133,882
57,992		Broadcom Corp (Class A)	1,598,840
25,550	*	Fairchild Semiconductor International, Inc	322,441
11,831	*	First Solar, Inc	582,558
8,496	*,e	Freescale Semiconductor Holdings Ltd	133,387
857,812		Intel Corp	19,987,019
30,063		Kla-Tencor Corp	1,762,594
22,923	*	Lam Research Corp	1,128,270
91,010	*	LSI Logic Corp	708,058
73,844		Marvell Technology Group Ltd	957,757
190,475	*	Micron Technology, Inc	2,523,794
105,211		Nvidia Corp	1,518,195
5,887	*	ON Semiconductor Corp	48,509
990	*	Silicon Laboratories, Inc	38,669
5,722	*	Skyworks Solutions, Inc	137,442
36,317	*	Teradyne, Inc	598,867
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	36,351,899

SOFTWARE & SERVICES - 1.4%
77,459		Activision Blizzard, Inc	1,392,713
56,706	*	Adobe Systems, Inc	2,681,060
29,945		Amdocs Ltd	1,151,984
14,733		AOL, Inc	542,764
200

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

8,126	*	Autodesk, Inc	$287,579
1,834		Booz Allen Hamilton Holding Co	39,211
60,170		CA, Inc	1,789,456
27,247		Computer Sciences Corp	1,298,592
37,661		Compuware Corp	427,076
1,416		DST Systems, Inc	99,162
13,148	*	Electronic Arts, Inc	343,426
48,857		Fidelity National Information Services, Inc	2,108,668
17,396	*	First American Corp	485,348
2,422		Lender Processing Services, Inc	79,151
12,631	*,e	Micros Systems, Inc	615,509
48,166	*	Nuance Communications, Inc	903,594
5,743		Paychex, Inc	226,504
17,462	*	Rovi Corp	393,419
54,272		SAIC, Inc	829,819
34,915		Symantec Corp	931,532
28,186	*	Synopsys, Inc	1,044,009
6,431		Total System Services, Inc	176,274
22,144	*	VeriFone Systems, Inc	422,286
175,573	*	Yahoo!, Inc	4,931,845
118,964	*,e	Zynga, Inc	354,513
		TOTAL SOFTWARE & SERVICES	23,555,494

TECHNOLOGY HARDWARE & EQUIPMENT - 5.1%
42,096	d	Apple, Inc	19,048,440
19,137	*	Arrow Electronics, Inc	873,604
25,246	*	Avnet, Inc	951,017
6,854		AVX Corp	87,663
81,388	*	Brocade Communications Systems, Inc	542,044
986,349		Cisco Systems, Inc	25,201,217
271,364		Corning, Inc	4,122,019
232,149		Dell, Inc	2,941,328
11,235		Diebold, Inc	366,935
4,788	e	Dolby Laboratories, Inc (Class A)	157,477
7,145	*	EchoStar Corp (Class A)	285,514
194,239		EMC Corp	5,079,350
7,556		Flir Systems, Inc	245,343
16,721		Harris Corp	954,268
358,788		Hewlett-Packard Co	9,213,676
26,851	*	Ingram Micro, Inc (Class A)	613,008
37,498		Jabil Circuit, Inc	862,079
10,442	*	JDS Uniphase Corp	153,184
76,857	*	Juniper Networks, Inc	1,665,491
11,933	e	Lexmark International, Inc (Class A)	447,368
25,839		Molex, Inc	770,777
2,301		Motorola, Inc	126,164
35,098	*	Polycom, Inc	335,537
3,185	*	Riverbed Technology, Inc	49,814
24,226	*	SanDisk Corp	1,335,337
201

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

2,587	*,e	Stratasys Ltd	$229,338
6,695	*	Tech Data Corp	343,721
25,739	*	Vishay Intertechnology, Inc	370,384
38,668		Western Digital Corp	2,489,446
225,897		Xerox Corp	2,191,201
8,729	*	Zebra Technologies Corp (Class A)	403,018
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	82,455,762

TELECOMMUNICATION SERVICES - 2.6%
992,931		AT&T, Inc	35,020,676
112,871		CenturyTel, Inc	4,046,425
183,565	e	Frontier Communications Corp	800,343
3,672	*	Intelsat S.A.	78,728
19,020	*,e	Level 3 Communications, Inc	419,391
128,677	*	Sprint Corp	766,915
18,079		Telephone & Data Systems, Inc	479,274
31,908		T-Mobile US, Inc	769,302
1,939		US Cellular Corp	76,998
7,705	e	Windstream Corp	64,337
		TOTAL TELECOMMUNICATION SERVICES	42,522,389

TRANSPORTATION - 1.1%
1,851	*	Alaska Air Group, Inc	113,226
780		Amerco, Inc	129,730
7,287		Con-Way, Inc	302,046
93,010		CSX Corp	2,307,578
84,080	*	Delta Air Lines, Inc	1,785,018
58,521		FedEx Corp	6,203,226
4,723	*	Genesee & Wyoming, Inc (Class A)	423,464
4,090	*	Kirby Corp	345,441
47,379		Norfolk Southern Corp	3,466,248
9,790		Ryder System, Inc	605,414
119,250		Southwest Airlines Co	1,649,227
		TOTAL TRANSPORTATION	17,330,618

UTILITIES - 6.3%
113,925		AES Corp	1,417,227
21,710		AGL Resources, Inc	994,101
20,957		Alliant Energy Corp	1,110,092
44,924		Ameren Corp	1,608,728
89,570		American Electric Power Co, Inc	4,151,569
33,324		American Water Works Co, Inc	1,422,268
4,844		Aqua America, Inc	164,018
16,883		Atmos Energy Corp	746,904
63,794	*	Calpine Corp	1,276,518
77,812		Centerpoint Energy, Inc	1,931,294
48,357		CMS Energy Corp	1,353,512
53,974		Consolidated Edison, Inc	3,233,043
106,679		Dominion Resources, Inc	6,327,131
202

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

32,566		DTE Energy Co	$2,302,416
130,251		Duke Energy Corp	9,247,821
60,070		Edison International	2,994,490
33,265		Entergy Corp	2,245,387
157,041		Exelon Corp	4,803,884
77,186		FirstEnergy Corp	2,938,471
28,736		Great Plains Energy, Inc	695,124
18,171	e	Hawaiian Electric Industries, Inc	484,439
14,716		Integrys Energy Group, Inc	924,165
34,851		MDU Resources Group, Inc	977,222
13,605		National Fuel Gas Co	882,012
78,396		NextEra Energy, Inc	6,789,878
56,595		NiSource, Inc	1,738,598
58,038		Northeast Utilities	2,577,468
58,555		NRG Energy, Inc	1,570,445
43,204		NV Energy, Inc	1,020,911
36,341		OGE Energy Corp	1,359,153
2,100		Oneok, Inc	111,195
45,730		Pepco Holdings, Inc	939,752
82,022		PG&E Corp	3,763,990
20,100		Pinnacle West Capital Corp	1,183,890
109,939		PPL Corp	3,492,762
94,224		Public Service Enterprise Group, Inc	3,183,829
26,865		Questar Corp	640,999
25,558		SCANA Corp	1,326,716
45,160		Sempra Energy	3,957,371
160,639		Southern Co	7,203,053
39,875		TECO Energy, Inc	704,591
20,671		UGI Corp	867,975
15,066		Vectren Corp	557,743
23,640		Westar Energy, Inc	794,068
42,357		Wisconsin Energy Corp	1,841,682
92,043		Xcel Energy, Inc	2,756,688
		TOTAL UTILITIES	102,614,593

		TOTAL COMMON STOCKS	1,619,493,921
		(Cost $1,425,427,296)

SHORT-TERM INVESTMENTS - 1.2%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.2%
19,018,374	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	19,018,374
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	19,018,374
		TOTAL SHORT-TERM INVESTMENTS	19,018,374
		(Cost $19,018,374)

203

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES	COMPANY	VALUE

	TOTAL INVESTMENTS - 100.4%	$1,638,512,295
	(Cost $1,444,445,670)
	OTHER ASSETS & LIABILITIES, NET - (0.4)%	(6,118,024)
	NET ASSETS - 100.0%	$1,632,394,271

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $18,639,321.
204

TIAA-CREF FUNDS - S&P 500 Index Fund

TIAA-CREF FUNDS
S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 1.1%
13,912	*	BorgWarner, Inc	$1,327,622
35,256		Delphi Automotive plc	1,893,952
474,744		Ford Motor Co	8,013,679
92,850	*	General Motors Co	3,330,530
30,615	*	Goodyear Tire & Rubber Co	566,377
27,117		Harley-Davidson, Inc	1,539,432
82,690		Johnson Controls, Inc	3,324,965
		TOTAL AUTOMOBILES & COMPONENTS	19,996,557

BANKS - 3.0%
84,706		BB&T Corp	3,023,157
22,586		Comerica, Inc	960,809
104,994		Fifth Third Bancorp	2,019,035
57,878		Hudson City Bancorp, Inc	553,314
98,697		Huntington Bancshares, Inc	843,859
110,285		Keycorp	1,355,403
14,853	e	M&T Bank Corp	1,735,722
42,105		People’s United Financial, Inc	631,575
63,887		PNC Financial Services Group, Inc	4,858,606
170,015		Regions Financial Corp	1,701,850
64,637		SunTrust Banks, Inc	2,248,721
223,285		US Bancorp	8,332,996
594,556		Wells Fargo & Co	25,863,186
22,180		Zions Bancorporation	657,415
		TOTAL BANKS	54,785,648

CAPITAL GOODS - 7.8%
76,647		3M Co	9,000,657
82,437		Boeing Co	8,664,129
79,236		Caterpillar, Inc	6,569,457
21,190		Cummins, Inc	2,568,016
70,202		Danaher Corp	4,727,403
46,592		Deere & Co	3,870,397
20,669		Dover Corp	1,770,093
56,800		Eaton Corp	3,916,360
86,259		Emerson Electric Co	5,293,715
32,602		Fastenal Co	1,597,824
17,178		Flowserve Corp	973,649
19,343		Fluor Corp	1,210,098
40,079		General Dynamics Corp	3,420,342
1,248,088		General Electric Co	30,415,904
94,969		Honeywell International, Inc	7,880,528
49,822		Illinois Tool Works, Inc	3,589,177
33,530		Ingersoll-Rand plc	2,047,006
205

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

15,620	*	Jacobs Engineering Group, Inc	$924,704
13,013		Joy Global, Inc	644,144
10,993		L-3 Communications Holdings, Inc	1,023,998
32,076		Lockheed Martin Corp	3,852,969
42,998		Masco Corp	882,319
28,390		Northrop Grumman Corp	2,613,583
42,222		Paccar, Inc	2,375,832
13,372		Pall Corp	935,505
17,891		Parker Hannifin Corp	1,847,782
24,527		Pentair Ltd	1,498,109
17,576		Precision Castparts Corp	3,896,951
25,755	*	Quanta Services, Inc	690,492
39,181		Raytheon Co	2,814,763
16,767		Rockwell Automation, Inc	1,623,884
16,276		Rockwell Collins, Inc	1,158,363
11,943		Roper Industries, Inc	1,504,340
7,144		Snap-On, Inc	677,608
19,511		Stanley Works	1,651,021
33,691		Textron, Inc	922,460
102,087		United Technologies Corp	10,777,325
7,147		W.W. Grainger, Inc	1,873,515
22,784		Xylem, Inc	568,005
		TOTAL CAPITAL GOODS	142,272,427

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
26,285		ADT Corp	1,053,503
12,861		Cintas Corp	611,026
4,886	e	Dun & Bradstreet Corp	506,336
14,455		Equifax, Inc	913,990
20,453		Iron Mountain, Inc	568,593
25,459		Nielsen Holdings NV	850,840
24,037	e	Pitney Bowes, Inc	396,851
35,825		Republic Services, Inc	1,214,826
17,054		Robert Half International, Inc	635,091
10,583	*	Stericycle, Inc	1,226,993
55,712		Tyco International Ltd	1,939,335
52,955		Waste Management, Inc	2,225,698
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	12,143,082

CONSUMER DURABLES & APPAREL - 1.1%
33,753		Coach, Inc	1,793,297
34,722		DR Horton, Inc	697,912
6,261	*	Fossil Group, Inc	688,084
13,455	*,e	Garmin Ltd	539,276
8,170		Harman International Industries, Inc	494,530
13,791	e	Hasbro, Inc	634,386
17,650		Leggett & Platt, Inc	554,387
20,403	e	Lennar Corp (Class A)	691,050
41,445		Mattel, Inc	1,741,933
34,557		Newell Rubbermaid, Inc	933,730
87,373		Nike, Inc (Class B)	5,497,509
206

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

9,796		Phillips-Van Heusen Corp	$1,291,015
42,144	*	Pulte Homes, Inc	700,855
7,307		Ralph Lauren Corp	1,330,312
10,665		VF Corp	2,101,005
9,565		Whirlpool Corp	1,281,136
		TOTAL CONSUMER DURABLES & APPAREL	20,970,417

CONSUMER SERVICES - 1.8%
53,321		Carnival Corp	1,974,477
3,713	*	Chipotle Mexican Grill, Inc (Class A)	1,530,759
15,569		Darden Restaurants, Inc	763,659
33,241		H&R Block, Inc	1,044,765
32,202		International Game Technology	594,771
28,564		Marriott International, Inc (Class A)	1,187,405
120,803		McDonald’s Corp	11,848,358
90,363		Starbucks Corp	6,437,460
23,365		Starwood Hotels & Resorts Worldwide, Inc	1,545,595
16,481		Wyndham Worldwide Corp	1,026,766
9,581		Wynn Resorts Ltd	1,275,519
54,357		Yum! Brands, Inc	3,963,712
		TOTAL CONSUMER SERVICES	33,193,246

DIVERSIFIED FINANCIALS - 7.3%
115,387		American Express Co	8,512,099
24,308		Ameriprise Financial, Inc	2,163,412
1,300,599		Bank of America Corp	18,988,745
140,219		Bank of New York Mellon Corp	4,409,888
15,080		BlackRock, Inc	4,251,957
70,505		Capital One Financial Corp	4,866,255
132,187		Charles Schwab Corp	2,920,011
367,454		Citigroup, Inc	19,159,052
37,076		CME Group, Inc	2,742,882
58,888		Discover Financial Services	2,915,545
34,256	*	E*Trade Financial Corp	510,414
49,779		Franklin Resources, Inc	2,433,197
52,042		Goldman Sachs Group, Inc	8,536,449
8,770	*	IntercontinentalExchange, Inc	1,600,086
53,393		Invesco Ltd	1,718,721
455,408		JPMorgan Chase & Co	25,379,888
13,962		Legg Mason, Inc	480,153
35,418		Leucadia National Corp	950,265
23,349		Moody’s Corp	1,582,362
165,456		Morgan Stanley	4,502,058
14,600		Nasdaq Stock Market, Inc	473,040
26,272		Northern Trust Corp	1,537,963
29,172		NYSE Euronext	1,229,892
53,935		SLM Corp	1,332,734
207

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

22,600		SPDR Trust Series 1	$3,811,716
54,823		State Street Corp	3,819,518
31,446		T Rowe Price Group, Inc	2,365,997
		TOTAL DIVERSIFIED FINANCIALS	133,194,299

ENERGY - 10.5%
60,203		Anadarko Petroleum Corp	5,329,170
47,215		Apache Corp	3,789,004
52,748		Baker Hughes, Inc	2,501,838
25,214		Cabot Oil & Gas Corp	1,911,725
29,621	*	Cameron International Corp	1,756,525
62,822		Chesapeake Energy Corp	1,463,753
234,025		Chevron Corp	29,461,407
147,419		ConocoPhillips	9,561,597
28,251		Consol Energy, Inc	876,628
45,872	*	Denbury Resources, Inc	802,760
45,208	*	Devon Energy Corp	2,486,892
8,346	e	Diamond Offshore Drilling, Inc	562,854
28,297		Ensco plc	1,622,550
32,663		EOG Resources, Inc	4,752,140
18,162		Equitable Resources, Inc	1,571,013
536,651	d	Exxon Mobil Corp	50,311,031
28,693	*	FMC Technologies, Inc	1,529,337
112,499		Halliburton Co	5,083,830
13,184		Helmerich & Payne, Inc	833,229
36,084		Hess Corp	2,686,815
76,269		Kinder Morgan, Inc	2,879,917
85,439		Marathon Oil Corp	3,106,562
39,263		Marathon Petroleum Corp	2,879,156
21,862		Murphy Oil Corp	1,480,495
35,968		Nabors Industries Ltd	553,547
51,371		National Oilwell Varco, Inc	3,604,703
17,115	*	Newfield Exploration Co	421,029
30,814		Noble Corp	1,177,095
43,357		Noble Energy, Inc	2,709,379
97,260		Occidental Petroleum Corp	8,661,003
32,570		Peabody Energy Corp	539,359
74,706		Phillips 66	4,594,419
16,524		Pioneer Natural Resources Co	2,557,254
22,030		Questar Market Resources, Inc	671,695
19,618		Range Resources Corp	1,551,784
15,483	*	Rowan Cos plc	531,841
160,485		Schlumberger Ltd	13,052,245
42,376	*	Southwestern Energy Co	1,643,765
80,333		Spectra Energy Corp	2,891,185
16,511		Tesoro Corp	938,650
65,848		Valero Energy Corp	2,355,383
81,979		Williams Cos, Inc	2,801,222
24,677	*	WPX Energy, Inc	474,045
		TOTAL ENERGY	190,969,831
208

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

FOOD & STAPLES RETAILING - 2.4%
52,701		Costco Wholesale Corp	$6,181,300
147,785		CVS Corp	9,087,300
62,537		Kroger Co	2,455,828
29,186		Safeway, Inc	752,707
71,563		Sysco Corp	2,469,639
104,094		Walgreen Co	5,230,724
197,759		Wal-Mart Stores, Inc	15,413,336
41,739		Whole Foods Market, Inc	2,319,854
		TOTAL FOOD & STAPLES RETAILING	43,910,688

FOOD, BEVERAGE & TOBACCO - 5.6%
242,013		Altria Group, Inc	8,484,976
79,558		Archer Daniels Midland Co	2,901,480
19,208		Beam, Inc	1,248,328
18,437		Brown-Forman Corp (Class B)	1,336,867
21,405		Campbell Soup Co	1,001,754
462,302		Coca-Cola Co	18,529,064
31,214		Coca-Cola Enterprises, Inc	1,171,774
50,046		ConAgra Foods, Inc	1,812,166
18,876	*	Constellation Brands, Inc (Class A)	983,251
24,755		Dr Pepper Snapple Group, Inc	1,157,049
77,876		General Mills, Inc	4,049,552
18,072		Hershey Co	1,714,491
16,495		Hormel Foods Corp	698,563
13,048		J.M. Smucker Co	1,468,161
30,848		Kellogg Co	2,043,371
71,818		Kraft Foods Group, Inc	4,063,462
45,594		Lorillard, Inc	1,939,113
15,987		McCormick & Co, Inc	1,144,829
24,261		Mead Johnson Nutrition Co	1,767,171
18,609		Molson Coors Brewing Co (Class B)	931,567
215,372		Mondelez International, Inc	6,734,682
17,333	*	Monster Beverage Corp	1,057,140
186,645		PepsiCo, Inc	15,592,323
197,399		Philip Morris International, Inc	17,604,043
38,643		Reynolds American, Inc	1,910,123
34,197		Tyson Foods, Inc (Class A)	944,521
		TOTAL FOOD, BEVERAGE & TOBACCO	102,289,821

HEALTH CARE EQUIPMENT & SERVICES - 4.3%
188,167		Abbott Laboratories	6,892,557
45,409		Aetna, Inc	2,913,895
27,815		AmerisourceBergen Corp	1,620,780
9,028		Bard (C.R.), Inc	1,034,609
65,552		Baxter International, Inc	4,787,918
23,422		Becton Dickinson & Co	2,429,330
163,104	*	Boston Scientific Corp	1,781,096
209

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

41,547		Cardinal Health, Inc	$2,081,089
26,400	*	CareFusion Corp	1,018,248
35,164	*	Cerner Corp	1,723,036
34,400		Cigna Corp	2,677,352
56,481		Covidien plc	3,480,924
10,342	*	DaVita, Inc	1,203,912
17,395		Dentsply International, Inc	745,898
13,660	*	Edwards Lifesciences Corp	975,051
98,525	*	Express Scripts Holding Co	6,458,314
19,106		Humana, Inc	1,743,613
4,855	*	Intuitive Surgical, Inc	1,883,740
11,274	*	Laboratory Corp of America Holdings	1,090,647
27,415		McKesson Corp	3,362,724
122,082		Medtronic, Inc	6,743,810
10,002		Patterson Cos, Inc	408,982
19,079		Quest Diagnostics, Inc	1,112,496
33,988		St. Jude Medical, Inc	1,780,631
34,539		Stryker Corp	2,433,618
12,844	*	Tenet Healthcare Corp	573,485
123,132		UnitedHealth Group, Inc	8,970,166
13,200	*	Varian Medical Systems, Inc	957,000
36,059		WellPoint, Inc	3,085,208
20,362		Zimmer Holdings, Inc	1,699,820
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	77,669,949

HOUSEHOLD & PERSONAL PRODUCTS - 2.3%
52,134		Avon Products, Inc	1,191,783
15,981		Clorox Co	1,373,407
105,827		Colgate-Palmolive Co	6,335,863
28,933		Estee Lauder Cos (Class A)	1,899,451
46,430		Kimberly-Clark Corp	4,587,284
330,806		Procter & Gamble Co	26,563,722
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	41,951,510

INSURANCE - 4.4%
41,148		ACE Ltd	3,760,104
56,321		Aflac, Inc	3,473,879
56,268		Allstate Corp	2,868,543
177,943	*	American International Group, Inc	8,098,186
37,502		Aon plc	2,531,385
9,423		Assurant, Inc	510,350
220,164	*	Berkshire Hathaway, Inc (Class B)	25,510,402
31,261		Chubb Corp	2,704,076
17,710		Cincinnati Financial Corp	867,790
60,532	*	Genworth Financial, Inc (Class A)	786,311
54,830		Hartford Financial Services Group, Inc	1,692,054
32,348		Lincoln National Corp	1,347,941
36,797		Loews Corp	1,676,103
66,679		Marsh & McLennan Cos, Inc	2,791,850
210

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

132,204		Metlife, Inc	$6,401,318
33,152		Principal Financial Group	1,437,471
66,913		Progressive Corp	1,740,407
56,270		Prudential Financial, Inc	4,443,642
10,978		Torchmark Corp	780,316
45,487		Travelers Cos, Inc	3,800,439
32,477		UnumProvident Corp	1,027,572
34,580		XL Capital Ltd	1,084,083
		TOTAL INSURANCE	79,334,222

MATERIALS - 3.3%
25,130		Air Products & Chemicals, Inc	2,730,123
7,963		Airgas, Inc	821,861
128,037		Alcoa, Inc	1,017,894
13,706	e	Allegheny Technologies, Inc	377,874
11,956		Avery Dennison Corp	534,792
17,649		Ball Corp	790,499
12,789		Bemis Co, Inc	526,779
7,208		CF Industries Holdings, Inc	1,412,840
19,437	e	Cliffs Natural Resources, Inc	379,216
145,812		Dow Chemical Co	5,109,252
111,119		Du Pont (E.I.) de Nemours & Co	6,410,455
18,709		Eastman Chemical Co	1,504,765
32,084		Ecolab, Inc	2,956,220
16,436		FMC Corp	1,087,406
124,335		Freeport-McMoRan Copper & Gold, Inc (Class B)	3,516,194
9,899		International Flavors & Fragrances, Inc	798,651
53,321		International Paper Co	2,575,938
45,872		LyondellBasell Industries AF S.C.A	3,151,865
21,294		MeadWestvaco Corp	786,813
64,441		Monsanto Co	6,365,482
33,242		Mosaic Co	1,365,914
60,508		Newmont Mining Corp	1,815,240
38,151		Nucor Corp	1,784,704
20,042	*	Owens-Illinois, Inc	596,250
17,123		PPG Industries, Inc	2,747,214
35,735		Praxair, Inc	4,294,275
23,625		Sealed Air Corp	643,545
10,341		Sherwin-Williams Co	1,801,092
14,336		Sigma-Aldrich Corp	1,197,916
18,429	e	United States Steel Corp	319,743
15,667		Vulcan Materials Co	739,169
		TOTAL MATERIALS	60,159,981

MEDIA - 3.8%
26,714		Cablevision Systems Corp (Class A)	499,285
68,524		CBS Corp (Class B)	3,620,808
317,820		Comcast Corp (Class A)	14,327,326
67,429	*	DIRECTV	4,266,233
211

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

29,667	*	Discovery Communications, Inc (Class A)	$2,365,053
27,820		Gannett Co, Inc	716,643
50,800		Interpublic Group of Cos, Inc	835,660
32,926		McGraw-Hill Cos, Inc	2,036,802
58,949	*	News Corp	939,057
31,032		Omnicom Group, Inc	1,994,427
10,197		Scripps Networks Interactive (Class A)	721,642
35,155		Time Warner Cable, Inc	4,010,131
112,531		Time Warner, Inc	7,006,180
240,259		Twenty-First Century Fox, Inc	7,178,939
53,952		Viacom, Inc (Class B)	3,926,087
217,387		Walt Disney Co	14,054,069
528	e	Washington Post Co (Class B)	283,726
		TOTAL MEDIA	68,782,068

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.6%
191,149		AbbVie, Inc	8,693,457
15,341	*	Actavis, Inc	2,059,836
41,517		Agilent Technologies, Inc	1,857,055
23,654	*	Alexion Pharmaceuticals, Inc	2,749,304
35,862		Allergan, Inc	3,267,745
90,513		Amgen, Inc	9,801,653
28,650	*	Biogen Idec, Inc	6,249,424
198,289		Bristol-Myers Squibb Co	8,574,016
50,346	*	Celgene Corp	7,393,814
119,670		Eli Lilly & Co	6,355,674
28,479	*	Forest Laboratories, Inc	1,240,545
184,109	*	Gilead Sciences, Inc	11,313,498
20,254	*	Hospira, Inc	824,338
339,028		Johnson & Johnson	31,699,118
20,931	*	Life Technologies Corp	1,561,453
364,507		Merck & Co, Inc	17,558,302
45,985	*	Mylan Laboratories, Inc	1,543,257
13,528		PerkinElmer, Inc	461,170
10,678		Perrigo Co	1,328,236
803,919		Pfizer, Inc	23,498,552
9,179	*	Regeneron Pharmaceuticals, Inc	2,478,881
43,142		Thermo Electron Corp	3,930,668
10,263	*	Waters Corp	1,035,947
60,413		Zoetis Inc	1,800,912
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	157,276,855

REAL ESTATE - 2.0%
47,819		American Tower Corp	3,385,107
18,092		Apartment Investment & Management Co (Class A)	531,543
14,628		AvalonBay Communities, Inc	1,979,753
18,220		Boston Properties, Inc	1,948,629
36,641	*	CBRE Group, Inc	848,972
38,483		Equity Residential	2,155,048
54,854		HCP, Inc	2,406,445
34,151		Health Care REIT, Inc	2,202,398
89,926		Host Marriott Corp	1,606,078
212

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

49,609		Kimco Realty Corp	$1,118,683
16,697		Macerich Co	1,036,049
19,770		Plum Creek Timber Co, Inc	964,381
59,762		Prologis, Inc	2,292,470
17,484		Public Storage, Inc	2,783,802
37,521		Simon Property Group, Inc	6,005,611
35,194		Ventas, Inc	2,313,654
20,423		Vornado Realty Trust	1,732,075
69,462		Weyerhaeuser Co	1,972,721
		TOTAL REAL ESTATE	37,283,419

RETAILING - 4.4%
9,659		Abercrombie & Fitch Co (Class A)	481,694
43,959	*	Amazon.com, Inc	13,241,330
5,014	*	Autonation, Inc	240,171
4,421	*	Autozone, Inc	1,983,172
26,243	*	Bed Bath & Beyond, Inc	2,006,802
32,058		Best Buy Co, Inc	964,625
26,864	*	Carmax, Inc	1,317,411
36,342	*	Dollar General Corp	1,986,817
26,825	*	Dollar Tree, Inc	1,439,161
11,053		Expedia, Inc	520,928
11,450		Family Dollar Stores, Inc	787,302
14,695	e	GameStop Corp (Class A)	720,937
34,933		Gap, Inc	1,603,425
18,691		Genuine Parts Co	1,532,475
176,335		Home Depot, Inc	13,935,755
17,826	*,e	JC Penney Co, Inc	260,260
24,564		Kohl’s Corp	1,301,401
28,877		L Brands, Inc	1,610,470
129,478		Lowe’s Companies, Inc	5,772,129
45,979		Macy’s, Inc	2,222,625
6,833	*	NetFlix, Inc	1,668,755
17,855		Nordstrom, Inc	1,093,440
13,316	*	O’Reilly Automotive, Inc	1,667,962
12,602		Petsmart, Inc	922,719
6,227	*	Priceline.com, Inc	5,452,797
26,368		Ross Stores, Inc	1,779,049
80,152		Staples, Inc	1,364,187
77,469		Target Corp	5,519,666
14,538		Tiffany & Co	1,155,916
86,888		TJX Companies, Inc	4,521,652
13,345	*	TripAdvisor, Inc	1,001,142
13,568	*	Urban Outfitters, Inc	577,454
		TOTAL RETAILING	80,653,629
213

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.0%
75,608	*,e	Advanced Micro Devices, Inc	$285,042
38,221		Altera Corp	1,359,139
37,255		Analog Devices, Inc	1,838,907
144,253		Applied Materials, Inc	2,352,766
63,579		Broadcom Corp (Class A)	1,752,873
8,478	*	First Solar, Inc	417,457
598,636		Intel Corp	13,948,219
20,178		Kla-Tencor Corp	1,183,036
19,511	*	Lam Research Corp	960,331
28,253		Linear Technology Corp	1,145,942
64,842	*	LSI Logic Corp	504,471
24,009	e	Microchip Technology, Inc	954,118
124,753	*	Micron Technology, Inc	1,652,977
69,621		Nvidia Corp	1,004,631
23,771	*	Teradyne, Inc	391,984
133,876		Texas Instruments, Inc	5,247,939
31,729		Xilinx, Inc	1,481,427
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	36,481,259

SOFTWARE & SERVICES - 9.1%
78,471		Accenture plc	5,791,945
60,766	*	Adobe Systems, Inc	2,873,016
21,707	*	Akamai Technologies, Inc	1,024,570
26,895	*	Autodesk, Inc	951,814
58,609		Automatic Data Processing, Inc	4,225,123
15,988	*	BMC Software, Inc	734,968
39,606		CA, Inc	1,177,882
22,568	*	Citrix Systems, Inc	1,625,347
36,412	*	Cognizant Technology Solutions Corp (Class A)	2,635,865
18,104		Computer Sciences Corp	862,837
140,986	*	eBay, Inc	7,287,566
36,127	*	Electronic Arts, Inc	943,637
35,187		Fidelity National Information Services, Inc	1,518,671
16,027	*	Fiserv, Inc	1,542,438
32,437	*	Google, Inc (Class A)	28,791,081
125,804		International Business Machines Corp	24,536,812
33,473		Intuit, Inc	2,139,594
12,621		Mastercard, Inc (Class A)	7,706,509
907,157		Microsoft Corp	28,874,807
443,590		Oracle Corp	14,350,137
39,551		Paychex, Inc	1,559,891
23,028	*	Red Hat, Inc	1,192,160
34,787		SAIC, Inc	531,893
65,178	*	Salesforce.com, Inc	2,851,538
84,113		Symantec Corp	2,244,135
19,772	*	Teradata Corp	1,168,921
18,856		Total System Services, Inc	516,843
18,202	*	VeriSign, Inc	870,784
214

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

61,185		Visa, Inc (Class A)	$10,830,357
66,191		Western Union Co	1,188,790
115,051	*	Yahoo!, Inc	3,231,783
		TOTAL SOFTWARE & SERVICES	165,781,714

TECHNOLOGY HARDWARE & EQUIPMENT - 6.5%
19,354		Amphenol Corp (Class A)	1,520,450
113,305	d	Apple, Inc	51,270,513
645,057		Cisco Systems, Inc	16,481,206
176,683		Corning, Inc	2,683,815
177,809		Dell, Inc	2,252,840
253,704		EMC Corp	6,634,360
9,473	*	F5 Networks, Inc	831,350
17,502		Flir Systems, Inc	568,290
13,254		Harris Corp	756,406
232,862		Hewlett-Packard Co	5,979,896
21,843		Jabil Circuit, Inc	502,171
29,841	*	JDS Uniphase Corp	437,767
61,234	*	Juniper Networks, Inc	1,326,941
17,141		Molex, Inc	511,316
32,823		Motorola, Inc	1,799,685
43,389		NetApp, Inc	1,784,156
208,550		Qualcomm, Inc	13,461,902
29,217	*	SanDisk Corp	1,610,441
38,471		Seagate Technology, Inc	1,573,849
49,805		Tyco Electronics Ltd	2,542,047
25,755		Western Digital Corp	1,658,107
148,072		Xerox Corp	1,436,298
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	117,623,806

TELECOMMUNICATION SERVICES - 2.5%
649,398		AT&T, Inc	22,904,267
73,009		CenturyTel, Inc	2,617,373
35,200	*	Crown Castle International Corp	2,472,800
116,876	e	Frontier Communications Corp	509,579
345,341		Verizon Communications, Inc	17,087,473
73,069	e	Windstream Corp	610,126
		TOTAL TELECOMMUNICATION SERVICES	46,201,618

TRANSPORTATION - 1.7%
19,280		CH Robinson Worldwide, Inc	1,149,474
123,381		CSX Corp	3,061,083
25,057		Expeditors International of Washington, Inc	1,010,298
35,384		FedEx Corp	3,750,704
13,248		Kansas City Southern Industries, Inc	1,427,472
38,039		Norfolk Southern Corp	2,782,933
6,558		Ryder System, Inc	405,547
215

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES	COMPANY	VALUE

87,344	Southwest Airlines Co	$1,207,968
56,341	Union Pacific Corp	8,935,119
85,768	United Parcel Service, Inc (Class B)	7,444,662
	TOTAL TRANSPORTATION	31,175,260

UTILITIES - 3.3%
74,150	AES Corp	922,426
14,044	AGL Resources, Inc	643,075
29,448	Ameren Corp	1,054,533
58,883	American Electric Power Co, Inc	2,729,227
51,447	Centerpoint Energy, Inc	1,276,915
31,744	CMS Energy Corp	888,515
35,581	Consolidated Edison, Inc	2,131,302
69,763	Dominion Resources, Inc	4,137,644
21,019	DTE Energy Co	1,486,043
85,187	Duke Energy Corp	6,048,277
38,910	Edison International	1,939,663
21,586	Entergy Corp	1,457,055
103,309	Exelon Corp	3,160,222
49,936	FirstEnergy Corp	1,901,064
9,863	Integrys Energy Group, Inc	619,396
51,290	NextEra Energy, Inc	4,442,227
37,602	NiSource, Inc	1,155,133
38,128	Northeast Utilities	1,693,264
38,729	NRG Energy, Inc	1,038,712
24,746	Oneok, Inc	1,310,301
30,473	Pepco Holdings, Inc	626,220
53,635	PG&E Corp	2,461,310
13,629	Pinnacle West Capital Corp	802,748
76,009	PPL Corp	2,414,806
60,708	Public Service Enterprise Group, Inc	2,051,323
16,799	SCANA Corp	872,036
27,261	Sempra Energy	2,388,881
105,021	Southern Co	4,709,142
25,210	TECO Energy, Inc	445,461
27,587	Wisconsin Energy Corp	1,199,483
59,814	Xcel Energy, Inc	1,791,429
	TOTAL UTILITIES	59,797,833

	TOTAL COMMON STOCKS	1,813,899,139
	(Cost $1,456,753,957)

216

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

SHORT-TERM INVESTMENTS - 0.5%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.5%
9,503,769	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$9,503,769
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	9,503,769
		TOTAL SHORT-TERM INVESTMENTS	9,503,769
		(Cost $9,503,769)

		TOTAL INVESTMENTS - 100.0%	1,823,402,908
		(Cost $1,466,257,726)
		OTHER ASSETS & LIABILITIES, NET - 0.0%	(490,554)
		NET ASSETS - 100.0%	$1,822,912,354

		Abbreviation(s):
		REIT Real Estate Investment Trust
		SPDR Standard & Poor’s Depository Receipts

	*	Non-income producing.
	c	Investments made with cash collateral received from securities on loan.
	d	All or a portion of these securities have been segregated to cover margin or other requirements on open futures transactions.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $9,293,135.
217

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

TIAA-CREF FUNDS

SMALL-CAP BLEND INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

AUTOMOBILES & COMPONENTS - 1.1%
62,783	*	American Axle & Manufacturing Holdings, Inc	$1,221,129
59,622		Cooper Tire & Rubber Co	1,999,722
136,560		Dana Holding Corp	2,983,836
23,157		Dorman Products, Inc	1,090,232
21,023		Drew Industries, Inc	858,369
18,362	*	Federal Mogul Corp (Class A)	286,080
12,524	*	Fuel Systems Solutions, Inc	227,812
31,096	*	Gentherm, Inc	634,358
44,137	*	Modine Manufacturing Co	485,507
12,546	e	Remy International, Inc	260,831
3,617		Shiloh Industries, Inc	46,370
32,356		Spartan Motors, Inc	196,077
18,338		Standard Motor Products, Inc	630,644
27,351	*	Stoneridge, Inc	330,400
22,003		Superior Industries International, Inc	400,675
56,755	*	Tenneco, Inc	2,742,969
5,539	*	Tower International, Inc	123,575
26,078	*	Winnebago Industries, Inc	623,786
		TOTAL AUTOMOBILES & COMPONENTS	15,142,372

BANKS - 8.8%
14,580		1st Source Corp	397,742
26,505		1st United Bancorp, Inc	206,209
8,321		Access National Corp	126,729
7,012		American National Bankshares, Inc	167,166
22,715	*	Ameris Bancorp	437,264
8,322		Ames National Corp	190,407
30,813		Apollo Residential Mortgage	493,932
9,559	e	Arrow Financial Corp	251,784
81,732		Astoria Financial Corp	997,130
10,725	e	Banc of California, Inc	157,872
6,638		Bancfirst Corp	347,035
27,686		Banco Latinoamericano de Exportaciones S.A. (Class E)	697,410
88,750		Bancorpsouth, Inc	1,743,938
43,760		Bank Mutual Corp	271,750
5,491		Bank of Kentucky Financial Corp	150,728
5,527		Bank of Marin Bancorp	232,963
29,370		Bank of the Ozarks, Inc	1,403,299
18,716		BankFinancial Corp	160,958
18,058		Banner Corp	669,591
3,412		Bar Harbor Bankshares	133,955
72,711		BBCN Bancorp, Inc	1,062,308
7,981	*	BBX Capital Corp	113,250
32,071	*	Beneficial Mutual Bancorp, Inc	276,452

218

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

23,798		Berkshire Hills Bancorp, Inc	$621,128
18,054	e	BNC Bancorp	239,577
11,520	*	BofI Holding, Inc	624,960
74,226		Boston Private Financial Holdings, Inc	820,197
7,999		Bridge Bancorp, Inc	171,499
8,245	*	Bridge Capital Holdings	135,960
65,223		Brookline Bancorp, Inc	643,099
13,025		Bryn Mawr Bank Corp	364,179
3,378		C&F Financial Corp	182,547
7,682		Camden National Corp	298,907
23,833	*	Capital Bank Financial Corp	455,210
10,806	*	Capital City Bank Group, Inc	135,291
139,490		Capitol Federal Financial	1,758,969
28,529		Cardinal Financial Corp	466,734
4,081	*,e	Cascade Bancorp	24,200
73,869		Cathay General Bancorp	1,755,127
10,405		Center Bancorp, Inc	156,803
26,663		Centerstate Banks of Florida, Inc	262,897
20,799	*	Central Pacific Financial Corp	386,653
2,805		Century Bancorp, Inc	99,774
22,629	e	Charter Financial Corp	246,430
26,243		Chemical Financial Corp	783,616
3,203		Chemung Financial Corp	106,436
11,000		Citizens & Northern Corp	217,140
14,557	e	City Holding Co	644,293
6,606		Clifton Savings Bancorp, Inc	82,245
11,127		CNB Financial Corp	198,951
33,037		CoBiz, Inc	331,691
47,799		Columbia Banking System, Inc	1,194,019
37,235		Community Bank System, Inc	1,248,862
13,163		Community Trust Bancorp, Inc	524,546
9,153	*,e	CommunityOne Bancorp	77,801
1,539	*	ConnectOne Bancorp, Inc	49,033
8,265	*	CU Bancorp	146,704
19,004	*,e	Customers Bancorp, Inc	318,317
86,183		CVB Financial Corp	1,128,135
29,211		Dime Community Bancshares	512,653
7,015	*	Doral Financial Corp	168,430
21,486	*	Eagle Bancorp, Inc	564,437
6,486		Enterprise Bancorp, Inc	130,433
17,307		Enterprise Financial Services Corp	320,699
9,481		ESB Financial Corp	124,296
7,011		ESSA Bancorp, Inc	79,575
74,927		EverBank Financial Corp	1,162,867
6,561	*	Farmers Capital Bank Corp	160,220
10,039		Federal Agricultural Mortgage Corp (Class C)	312,113
10,974		Fidelity Southern Corp	169,441
11,693		Financial Institutions, Inc	235,380
17,482		First Bancorp (NC)	276,740
67,442	*,e	First Bancorp (Puerto Rico)	507,838
8,547		First Bancorp, Inc	152,991
69,960		First Busey Corp	349,100
219

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

90,421		First Commonwealth Financial Corp	$679,062
15,959		First Community Bancshares, Inc	254,706
16,848		First Connecticut Bancorp	252,720
9,737		First Defiance Financial Corp	257,057
2,398	*,e	First Federal Bancshares of Arkansas, Inc	23,620
53,125		First Financial Bancorp	855,844
29,464	e	First Financial Bankshares, Inc	1,816,456
11,036		First Financial Corp	365,954
22,527	*,e	First Financial Holdings, Inc	1,248,905
16,051		First Financial Northwest, Inc	171,104
17,262		First Interstate Bancsystem, Inc	406,865
7,406	e	First M&F Corp	131,308
27,011		First Merchants Corp	505,646
69,443		First Midwest Bancorp, Inc	1,060,395
4,602	*	First NBC Bank Holding Co	120,388
7,401		First of Long Island Corp	266,288
55,603	*	First Security Group, Inc	132,891
155,249		FirstMerit Corp	3,480,682
19,170	*,e	Flagstar Bancorp, Inc	314,388
29,699		Flushing Financial Corp	563,093
134,835		FNB Corp	1,704,314
10,692		Fox Chase Bancorp, Inc	187,324
10,390		Franklin Financial Corp	189,825
11,289		German American Bancorp, Inc	312,367
66,635		Glacier Bancorp, Inc	1,621,896
10,039		Great Southern Bancorp, Inc	293,139
13,012		Guaranty Bancorp	163,170
29,628	*	Hampton Roads Bankshares, Inc	50,368
78,885		Hancock Holding Co	2,584,273
29,545	*	Hanmi Financial Corp	502,265
14,199		Heartland Financial USA, Inc	397,572
18,315	*	Heritage Commerce Corp	134,615
13,483		Heritage Financial Corp	214,245
17,034	*	Heritage Oaks Bancorp	113,276
1,140		Hingham Institution for Savings	81,932
5,488	*	Home Bancorp, Inc	100,156
42,134		Home Bancshares, Inc	1,151,101
12,879		Home Federal Bancorp, Inc	180,564
66,127		Home Loan Servicing Solutions Ltd	1,655,159
12,023		HomeStreet, Inc	260,899
18,558	*	HomeTrust Bancshares, Inc	301,196
7,556		Horizon Bancorp	181,117
15,955		Hudson Valley Holding Corp	330,588
27,922		IBERIABANK Corp	1,641,814
21,764		Independent Bank Corp	810,491
3,363	*	Independent Bank Group, Inc	116,965
49,874		International Bancshares Corp	1,207,450
15,167	*	Intervest Bancshares Corp	112,236
43,469		Investors Bancorp, Inc	965,012
12,796	*	Kearny Financial Corp	132,567
28,851		Lakeland Bancorp, Inc	324,285
15,482		Lakeland Financial Corp	488,457
220

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

5,422	e	LCNB Corp	$118,471
20,705	*,e	Macatawa Bank Corp	107,459
17,862		MainSource Financial Group, Inc	258,285
50,763		MB Financial, Inc	1,460,959
7,605		Mercantile Bank Corp	151,872
4,994		Merchants Bancshares, Inc	155,014
7,452	*	Meridian Interstate Bancorp, Inc	152,468
3,995	e	Meta Financial Group, Inc	117,533
13,799		MetroCorp Bancshares, Inc	147,649
301,196	*	MGIC Investment Corp	2,301,137
4,622		Middleburg Financial Corp	96,507
7,246		Midsouth Bancorp, Inc	118,110
6,045		MidWestOne Financial Group, Inc	157,714
3,730	*,e	NASB Financial, Inc	108,692
48,955		National Bank Holdings Corp	979,100
6,177		National Bankshares, Inc	236,270
108,867		National Penn Bancshares, Inc	1,174,675
41,309		NBT Bancorp, Inc	932,344
22,274	*,e	NewBridge Bancorp	182,424
53,975		Northfield Bancorp, Inc	632,587
5,608		Northrim BanCorp, Inc	143,116
87,131		Northwest Bancshares, Inc	1,204,150
13,706		OceanFirst Financial Corp	234,099
41,998		OFG Bancorp	775,703
94,286		Old National Bancorp	1,358,661
10,486	*	OmniAmerican Bancorp, Inc	247,889
43,486		Oritani Financial Corp	707,082
17,217		Pacific Continental Corp	212,286
15,817	*	Pacific Premier Bancorp, Inc	206,096
35,477	e	PacWest Bancorp	1,256,595
3,953	*	Palmetto Bancshares, Inc	53,010
10,928	e	Park National Corp	862,219
42,277	*	Park Sterling Bank	283,256
7,781		Peapack Gladstone Financial Corp	152,196
3,420		Penns Woods Bancorp, Inc	157,115
13,750	*	Pennsylvania Commerce Bancorp, Inc	300,575
12,602	*	PennyMac Financial Services, Inc	246,999
10,753		Peoples Bancorp, Inc	241,835
32,639	*	Pinnacle Financial Partners, Inc	929,559
10,382	*	Preferred Bank	176,390
60,021		PrivateBancorp, Inc	1,415,895
56,490		Prosperity Bancshares, Inc	3,334,040
8,770		Provident Financial Holdings, Inc	153,475
56,128		Provident Financial Services, Inc	998,517
41,655	e	Provident New York Bancorp	451,957
160,243	e	Radian Group, Inc	2,251,414
23,439		Renasant Corp	642,229
9,119		Republic Bancorp, Inc (Class A)	238,644
25,830		Rockville Financial, Inc	338,373
6,488		Roma Financial Corp	123,921
27,667		S&T Bancorp, Inc	677,288
13,405		S.Y. Bancorp, Inc	370,380
221

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

23,351		Sandy Spring Bancorp, Inc	$570,698
65,340	*	Seacoast Banking Corp of Florida	154,202
10,864		Sierra Bancorp	171,434
15,617		Simmons First National Corp (Class A)	427,125
16,968	e	Southside Bancshares, Inc	424,030
18,619	*	Southwest Bancorp, Inc	278,540
30,058		State Bank & Trust Co	479,726
21,464		StellarOne Corp	454,608
29,520		Sterling Bancorp	399,996
31,164		Sterling Financial Corp	826,781
9,964	*	Suffolk Bancorp	180,847
35,297	*	Sun Bancorp, Inc	117,186
173,707		Susquehanna Bancshares, Inc	2,310,303
15,999	*	Taylor Capital Group, Inc	358,858
10,578		Territorial Bancorp, Inc	240,544
38,276	*	Texas Capital Bancshares, Inc	1,741,175
30,879	*	The Bancorp, Inc	463,185
13,956		Tompkins Trustco, Inc	629,834
23,955	e	TowneBank	382,561
5,518		Tree.com, Inc	104,235
15,397		Trico Bancshares	333,499
5,540	*	Tristate Capital Holdings, Inc	74,125
88,406		Trustco Bank Corp NY	525,132
62,968		Trustmark Corp	1,698,247
30,340		UMB Financial Corp	1,814,332
104,658		Umpqua Holdings Corp	1,762,441
19,542		Union Bankshares Corp	431,878
47,541	e	United Bankshares, Inc	1,346,361
39,449	*	United Community Banks, Inc	537,690
35,320	*	United Community Financial Corp	163,178
19,830		United Financial Bancorp, Inc	309,546
15,003		Univest Corp of Pennsylvania	304,411
10,304	*	VantageSouth Bancshares, Inc	52,035
37,960		ViewPoint Financial Group	818,797
25,735	*	Virginia Commerce Bancorp	386,797
15,991	*	Walker & Dunlop, Inc	294,874
11,702		Washington Banking Co	170,264
13,827		Washington Trust Bancorp, Inc	447,165
6,555	*	Waterstone Financial, Inc	71,318
83,660		Webster Financial Corp	2,278,898
24,832		WesBanco, Inc	731,302
13,928		West Bancorporation, Inc	190,535
25,105	e	Westamerica Bancorporation	1,204,789
69,346	*	Western Alliance Bancorp	1,229,505
19,875		Westfield Financial, Inc	138,330
58,490		Wilshire Bancorp, Inc	514,127
34,418		Wintrust Financial Corp	1,408,040
7,245		WSFS Financial Corp	431,295
12,814	*	Yadkin Financial Corp	199,770
		TOTAL BANKS	125,155,808
222

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

CAPITAL GOODS - 8.9%
26,796		Aaon, Inc	$577,990
36,490		AAR Corp	884,518
35,826	*	Accuride Corp	204,925
25,249		Aceto Corp	391,864
68,256		Actuant Corp (Class A)	2,410,119
39,974		Acuity Brands, Inc	3,457,751
36,392	*	Aegion Corp	830,465
17,720	*	Aerovironment, Inc	400,649
63,654		Aircastle Ltd	1,119,037
6,332		Alamo Group, Inc	263,854
25,936		Albany International Corp (Class A)	895,051
25,267		Altra Holdings, Inc	630,159
18,084	*	Ameresco, Inc	165,288
9,061	e	American Railcar Industries, Inc	325,562
7,691		American Science & Engineering, Inc	467,536
42,723	*,e	American Superconductor Corp	107,235
8,920	*	American Woodmark Corp	309,435
8,095		Ampco-Pittsburgh Corp	155,748
28,814	*	API Technologies Corp	87,883
26,616		Apogee Enterprises, Inc	712,244
39,448		Applied Industrial Technologies, Inc	2,057,608
13,532		Argan, Inc	214,482
89,049	*	ArvinMeritor, Inc	723,968
19,270		Astec Industries, Inc	674,450
12,066	*	Astronics Corp	476,728
23,709		AZZ, Inc	896,911
50,004		Barnes Group, Inc	1,650,132
45,271	*	Beacon Roofing Supply, Inc	1,846,604
46,823	*	Blount International, Inc	617,127
32,699	*	Bluelinx Holdings, Inc	60,493
42,966		Brady Corp (Class A)	1,429,479
44,420		Briggs & Stratton Corp	899,505
42,532	*	Builders FirstSource, Inc	250,939
16,387	*	CAI International, Inc	343,963
286,454	*,e	Capstone Turbine Corp	421,087
28,433	*	Chart Industries, Inc	3,232,832
16,178		CIRCOR International, Inc	849,669
46,505		Clarcor, Inc	2,556,845
8,670		Coleman Cable, Inc	188,399
18,482	*	Columbus McKinnon Corp	408,822
34,424		Comfort Systems USA, Inc	531,851
22,315	*	Commercial Vehicle Group, Inc	161,561
18,259		Cubic Corp	922,992
43,881		Curtiss-Wright Corp	1,783,324
69,057	*	DigitalGlobe, Inc	2,237,447
20,705		Douglas Dynamics, Inc	297,531
10,496	*	Ducommun, Inc	239,729
8,986	*	DXP Enterprises, Inc	620,034
30,488	*	Dycom Industries, Inc	807,322
12,188		Dynamic Materials Corp	236,325
15,910	*	Edgen Group, Inc	124,893
223

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

62,882		EMCOR Group, Inc	$2,595,769
19,121		Encore Wire Corp	797,537
43,001	*	Energy Recovery, Inc	187,914
45,154		EnerSys	2,389,550
16,155	*	Engility Holdings, Inc	526,491
14,170	*,e	Enphase Energy, Inc	89,980
19,230	*	EnPro Industries, Inc	1,092,841
3,371	*,e	Erickson Air-Crane, Inc	62,869
24,319		ESCO Technologies, Inc	842,167
29,322	*	Esterline Technologies Corp	2,387,984
58,156	*	Federal Signal Corp	564,113
44,658	*	Flow International Corp	172,380
44,323		Franklin Electric Co, Inc	1,651,475
10,724		Freightcar America, Inc	195,284
143,640	*,e	FuelCell Energy, Inc	175,241
36,027	*	Furmanite Corp	269,842
56,074	*,e	GenCorp, Inc	981,856
47,850		Generac Holdings, Inc	2,074,298
46,639		General Cable Corp	1,470,061
28,373	*	Gibraltar Industries, Inc	436,944
7,144	*	Global Brass & Copper Holdings, Inc	133,093
16,541		Global Power Equipment Group, Inc	299,061
14,469		Gorman-Rupp Co	502,508
107,632	*,e	GrafTech International Ltd	809,393
9,424		Graham Corp	308,071
36,502		Granite Construction, Inc	1,104,186
56,863		Great Lakes Dredge & Dock Corp	437,276
22,533	*	Greenbrier Cos, Inc	515,330
41,765		Griffon Corp	497,004
27,213		H&E Equipment Services, Inc	621,545
11,376		Hardinge, Inc	179,968
49,406		Heico Corp	2,806,261
16,359		Houston Wire & Cable Co	242,604
5,361		Hurco Cos, Inc	152,789
9,776		Hyster-Yale Materials Handling, Inc	635,538
46,974	*	II-VI, Inc	830,500
11,297	e	Innovative Solutions & Support, Inc	87,100
16,738		Insteel Industries, Inc	281,198
27,306		John Bean Technologies Corp	647,425
10,177		Kadant, Inc	333,195
25,519		Kaman Corp	966,149
29,868		Kaydon Corp	868,561
30,245	*,e	KEYW Holding Corp	388,043
39,558	*	Kratos Defense & Security Solutions, Inc	266,621
18,139	*	Layne Christensen Co	351,534
9,771		LB Foster Co (Class A)	454,156
11,918		Lindsay Manufacturing Co	895,042
9,793	*	LMI Aerospace, Inc	181,073
17,469		LSI Industries, Inc	142,547
15,638	*	Lydall, Inc	243,327
12,786	*	Manitex International, Inc	147,550
55,223	*	Mastec, Inc	1,822,359
224

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

14,484		Met-Pro Corp	$197,707
8,565		Michael Baker Corp	346,026
17,582	*	Middleby Corp	3,146,123
10,487		Miller Industries, Inc	173,979
42,093	*	Moog, Inc (Class A)	2,367,310
26,137		Mueller Industries, Inc	1,434,660
147,883		Mueller Water Products, Inc (Class A)	1,144,614
19,281	*	MYR Group, Inc	416,470
4,645	e	National Presto Industries, Inc	344,380
18,484	*	NCI Building Systems, Inc	262,103
15,234		NN, Inc	187,378
8,403	*	Nortek, Inc	567,287
8,432	*	Northwest Pipe Co	251,274
1,781		Omega Flex, Inc	32,076
56,367	*	Orbital Sciences Corp	1,045,044
25,124	*	Orion Marine Group, Inc	315,809
6,796	*	Patrick Industries, Inc	169,288
35,119	*	Perini Corp	694,654
32,121	*	Pgt, Inc	321,210
24,666		Pike Electric Corp	301,172
15,338	*	Ply Gem Holdings, Inc	287,434
16,847	*	PMFG, Inc	128,037
43,466	*,e	Polypore International, Inc	1,825,137
8,673	*	Powell Industries, Inc	426,712
1,721	*	Power Solutions International, Inc	75,397
18,421	*	PowerSecure International, Inc	299,894
2,512		Preformed Line Products Co	183,250
33,263		Primoris Services Corp	691,870
16,075	*,e	Proto Labs, Inc	1,087,795
33,803		Quanex Building Products Corp	575,327
34,318		Raven Industries, Inc	1,052,190
21,412	*	RBC Bearings, Inc	1,174,662
26,376	*,e	Revolution Lighting Technologies, Inc	110,252
27,874	*	Rexnord Corp	528,770
32,508	*	Rush Enterprises, Inc (Class A)	810,099
37,796		Simpson Manufacturing Co, Inc	1,248,024
10,266	*	Sparton Corp	182,427
11,965		Standex International Corp	706,294
13,783	*	Sterling Construction Co, Inc	135,349
19,699		Sun Hydraulics Corp	619,534
31,633	e	TAL International Group, Inc	1,273,228
47,645	*	Taser International, Inc	423,088
17,541	*	Tecumseh Products Co (Class A)	201,371
34,970	*	Teledyne Technologies, Inc	2,803,545
16,897		Tennant Co	871,885
19,946	e	Textainer Group Holdings Ltd	705,889
5,625	*,e	The ExOne Company	343,238
25,315	*	Thermon Group Holdings	506,553
49,577	e	Titan International, Inc	854,707
15,913	*,e	Titan Machinery, Inc	303,779
15,856	*	Trex Co, Inc	750,623
36,789	*	Trimas Corp	1,362,297
225

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

7,421		Twin Disc, Inc	$185,377
18,070		Universal Forest Products, Inc	745,388
71,289	*,e	USG Corp	1,791,493
15,653	*	Vicor Corp	129,763
63,717	*	Wabash National Corp	683,683
23,906		Watsco, Inc	2,231,625
26,571		Watts Water Technologies, Inc (Class A)	1,389,132
64,310		Woodward Governor Co	2,631,565
9,748	*	Xerium Technologies, Inc	120,680
		TOTAL CAPITAL GOODS	125,451,895

COMMERCIAL & PROFESSIONAL SERVICES - 3.6%
51,205		ABM Industries, Inc	1,326,209
45,916	e	Acacia Research (Acacia Technologies)	1,047,803
105,217	*	ACCO Brands Corp	695,484
17,572	e	Acorn Energy, Inc	152,525
20,827		Administaff, Inc	688,749
33,218	*	Advisory Board Co	1,949,564
17,315		American Ecology Corp	529,320
34,169	*	ARC Document Solutions, Inc	162,986
7,362	*	AT Cross Co	136,933
6,744		Barrett Business Services, Inc	473,833
44,630		Brink’s Co	1,192,960
35,352	*	Casella Waste Systems, Inc (Class A)	168,629
35,767	*,e	CBIZ, Inc	259,668
14,212		CDI Corp	223,555
9,990	e	Ceco Environmental Corp	133,466
48,074	*,e	Cenveo, Inc	117,301
765		Compx International, Inc	13,303
6,740	*	Consolidated Graphics, Inc	361,197
110,924	*,e	Coolbrands International, Inc	89,305
31,462		Corporate Executive Board Co	2,121,483
11,306		Courier Corp	175,469
9,780	*	CRA International, Inc	187,189
47,454		Deluxe Corp	1,946,089
24,593	*	EnerNOC, Inc	384,143
25,178		Ennis, Inc	466,548
12,258		Exponent, Inc	810,499
9,904	*	Franklin Covey Co	159,851
37,535	*	FTI Consulting, Inc	1,398,554
18,399		G & K Services, Inc (Class A)	971,651
66,274		Geo Group, Inc	2,301,033
13,927	*	GP Strategies Corp	367,812
63,767		Healthcare Services Group	1,569,306
16,839		Heidrick & Struggles International, Inc	258,984
7,864	*	Heritage-Crystal Clean, Inc	122,207
54,429		Herman Miller, Inc	1,529,999
42,662		HNI Corp	1,625,849
21,769	*	Huron Consulting Group, Inc	1,108,913
226

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

18,349	*	ICF International, Inc	$612,673
150,416	*	ICO Global Communications Holdings Ltd	360,998
41,763	*,e	Innerworkings, Inc	487,792
54,663		Interface, Inc	1,038,050
8,436	e	Intersections, Inc	81,660
25,415		Kelly Services, Inc (Class A)	497,372
24,951		Kforce, Inc	416,183
31,186		Kimball International, Inc (Class B)	342,734
44,963		Knoll, Inc	742,789
45,806	*	Korn/Ferry International	894,591
23,434		McGrath RentCorp	802,380
26,310		Mine Safety Appliances Co	1,397,850
14,664	*	Mistras Group, Inc	246,502
35,999	*	Mobile Mini, Inc	1,242,325
11,651		Multi-Color Corp	403,241
6,128	*	National Technical Systems, Inc	97,742
46,962	*	Navigant Consulting, Inc	630,230
5,395		NL Industries, Inc	59,831
69,371	*,e	Odyssey Marine Exploration, Inc	246,267
42,360	*	On Assignment, Inc	1,293,251
19,774	*	Performant Financial Corp	209,011
23,241	e	Quad	651,678
38,449		Resources Connection, Inc	511,372
30,283	*	RPX Corp	528,136
12,771		Schawk, Inc (Class A)	175,984
14,925	*	Standard Parking Corp	343,573
79,093		Steelcase, Inc (Class A)	1,205,377
19,411	*	Team, Inc	760,717
60,156	*	Tetra Tech, Inc	1,419,682
13,711		TMS International Corp	224,449
12,192	*	TRC Cos, Inc	101,194
37,761	*	TrueBlue, Inc	1,008,219
13,604		Unifirst Corp	1,333,464
37,630		United Stationers, Inc	1,557,506
18,660		Viad Corp	448,773
3,763		VSE Corp	162,863
22,908	*	WageWorks, Inc	773,603
19,841		West Corp	435,708
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	50,974,139

CONSUMER DURABLES & APPAREL - 3.2%
49,874	*,e	American Apparel, Inc	100,247
29,729		American Greetings Corp (Class A)	566,040
12,189		Arctic Cat, Inc	670,883
9,666		Bassett Furniture Industries, Inc	153,979
23,357	*,e	Beazer Homes USA, Inc	401,507
8,369	e	Blyth, Inc	117,250
84,088		Brunswick Corp	3,174,322
66,933	e	Callaway Golf Co	480,579
227

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

6,632	*	Cavco Industries, Inc	$363,367
21,570	*,e	Clarus Corp	223,034
12,154	e	Columbia Sportswear Co	784,176
82,051	*	CROCS, Inc	1,121,637
8,554		CSS Industries, Inc	227,793
7,237		Culp, Inc	139,240
23,218	e	Ethan Allen Interiors, Inc	705,131
8,691	*,e	EveryWare Global, Inc	115,069
111,446	*	Fifth & Pacific Cos, Inc	2,654,644
3,572		Flexsteel Industries, Inc	88,907
15,654	*	G-III Apparel Group Ltd	805,555
29,815	*	Helen of Troy Ltd	1,266,541
10,348		Hooker Furniture Corp	173,950
109,453	*,e	Hovnanian Enterprises, Inc (Class A)	585,573
52,907	*	Iconix Brand Group, Inc	1,737,466
26,630	*	iRobot Corp	930,985
17,167	e	Jakks Pacific, Inc	103,174
3,883	*	Johnson Outdoors, Inc	98,900
74,983		Jones Apparel Group, Inc	1,231,221
77,099	e	KB Home	1,368,507
48,676		La-Z-Boy, Inc	1,009,053
58,952	*,e	Leapfrog Enterprises, Inc	679,127
19,528	*	Libbey, Inc	481,560
8,199		Lifetime Brands, Inc	122,821
22,033	*	M/I Homes, Inc	468,422
22,082	*	Maidenform Brands, Inc	515,835
7,653		Marine Products Corp	69,183
36,158		MDC Holdings, Inc	1,144,039
34,019	*	Meritage Homes Corp	1,539,700
16,458		Movado Group, Inc	600,388
4,833		Nacco Industries, Inc (Class A)	296,408
30,488	*	Nautilus, Inc	267,685
12,392		Oxford Industries, Inc	838,567
12,217		Perry Ellis International, Inc	245,562
43,562		Pool Corp	2,299,202
122,144	*	Quiksilver, Inc	771,950
8,873		RG Barry Corp	153,769
43,067		Ryland Group, Inc	1,741,629
36,687	*	Skechers U.S.A., Inc (Class A)	1,000,821
20,123	*	Skullcandy, Inc	111,079
59,554	*,e	Smith & Wesson Holding Corp	705,119
139,728	*	Standard-Pacific Corp	1,142,975
6,564	*	Steinway Musical Instruments, Inc	238,601
37,578	*	Steven Madden Ltd	1,932,261
17,980	e	Sturm Ruger & Co, Inc	914,643
13,218	*	TRI Pointe Homes, Inc	199,460
44,850	*	Tumi Holdings, Inc	1,072,812
14,202	*	Unifi, Inc	325,794
14,293	*	Universal Electronics, Inc	440,653
228

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

20,103	*,e	Vera Bradley, Inc	$487,297
5,792		Weyco Group, Inc	158,295
13,251	*	William Lyon Homes, Inc	299,605
46,813		Wolverine World Wide, Inc	2,692,216
30,719	*,e	Zagg, Inc	139,157
		TOTAL CONSUMER DURABLES & APPAREL	45,495,365

CONSUMER SERVICES - 4.1%
22,690	*	AFC Enterprises	834,992
16,318	*	American Public Education, Inc	644,724
31,230		Ameristar Casinos, Inc	826,658
13,212	*	Ascent Media Corp (Series A)	1,026,705
22,764	*	BJ’s Restaurants, Inc	811,309
51,580	*	Bloomin’ Brands, Inc	1,217,288
26,370		Bob Evans Farms, Inc	1,340,123
53,132	*,e	Boyd Gaming Corp	707,187
17,578	*	Bravo Brio Restaurant Group, Inc	287,225
17,631	*,e	Bridgepoint Education, Inc	284,212
11,259	*	Bright Horizons Family Solutions	398,681
17,442	*	Buffalo Wild Wings, Inc	1,806,642
33,824	*,e	Caesars Entertainment Corp	543,213
10,434	*	Capella Education Co	511,370
50,868	*	Career Education Corp	163,795
14,171		Carriage Services, Inc	265,848
20,995	*	Carrols Restaurant Group, Inc	137,937
18,406		CBRL Group, Inc	1,801,947
16,415		CEC Entertainment, Inc	682,700
49,626		Cheesecake Factory	2,106,127
12,868		Churchill Downs, Inc	1,045,010
15,040	*	Chuy’s Holdings, Inc	530,762
80,981	*,e	Corinthian Colleges, Inc	181,397
9,559	*	Del Frisco’s Restaurant Group, Inc	201,121
86,194	*	Denny’s Corp	490,444
15,334		DineEquity, Inc	1,068,320
9,566	*	Diversified Restaurant Holdings, Inc	68,206
21,626	*,e	Education Management Corp	152,463
5,806		Einstein Noah Restaurant Group, Inc	94,231
18,382	*	Fiesta Restaurant Group, Inc	579,952
42,099	*	Grand Canyon Education, Inc	1,423,788
51,453		Hillenbrand, Inc	1,275,520
6,836	*	Ignite Restaurant Group, Inc	109,444
25,864		International Speedway Corp (Class A)	875,496
36,712		Interval Leisure Group, Inc	789,675
19,191	*	Isle of Capri Casinos, Inc	152,377
21,671	*,e	ITT Educational Services, Inc	568,430
41,343	*	Jack in the Box, Inc	1,657,441
15,068	*	Jamba, Inc	220,445
4,117	*,e	JTH Holding, Inc	71,801
25,055	*,e	K12, Inc	779,211
229

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

60,778	*	Krispy Kreme Doughnuts, Inc	$1,277,554
40,187	*	Life Time Fitness, Inc	2,141,565
56,126	*,e	LifeLock, Inc	638,153
21,873		Lincoln Educational Services Corp	137,144
20,029	*	Luby’s, Inc	161,033
10,850		Mac-Gray Corp	159,495
16,540		Marcus Corp	214,193
27,190	*	Marriott Vacations Worldwide Corp	1,196,360
25,600		Matthews International Corp (Class A)	990,208
8,011	*	Monarch Casino & Resort, Inc	164,226
23,759	*	Morgans Hotel Group Co	170,827
26,727	*	Multimedia Games, Inc	935,178
2,855	*	Nathan’s Famous, Inc	163,477
89,746	*	Orient-Express Hotels Ltd (Class A)	1,122,722
26,344	*,e	Outerwall, Inc	1,455,506
15,028	*	Papa John’s International, Inc	1,004,772
53,757	*	Pinnacle Entertainment, Inc	1,142,336
13,044	*	Red Robin Gourmet Burgers, Inc	741,943
43,832		Regis Corp	761,362
57,058	*	Ruby Tuesday, Inc	417,665
32,388		Ruth’s Chris Steak House, Inc	387,361
44,868	*	Scientific Games Corp (Class A)	611,551
52,333	*	SHFL Entertainment, Inc	1,190,576
51,674	*	Sonic Corp	794,229
64,320		Sotheby’s (Class A)	2,894,400
10,494		Speedway Motorsports, Inc	193,824
1,149	*	Steak N Shake Co	478,627
13,767	*	Steiner Leisure Ltd	797,660
66,629		Stewart Enterprises, Inc (Class A)	875,505
10,143	e	Strayer Education, Inc	448,929
58,091		Texas Roadhouse, Inc (Class A)	1,419,744
22,264		Town Sports International Holdings, Inc	280,972
19,423		Universal Technical Institute, Inc	227,249
33,402		Vail Resorts, Inc	2,237,266
51,014	*	WMS Industries, Inc	1,313,611
		TOTAL CONSUMER SERVICES	57,881,440

DIVERSIFIED FINANCIALS - 3.9%
209,214		Apollo Investment Corp	1,700,910
117,224		BGC Partners, Inc (Class A)	736,167
67,548		BlackRock Kelso Capital Corp	682,910
18,257		Calamos Asset Management, Inc (Class A)	194,437
1,173		California First National Bancorp	20,281
3,183		Capital Southwest Corp	461,471
26,637		Cash America International, Inc	1,118,754
17,707	e	Cohen & Steers, Inc	608,590
18,773	*	Consumer Portfolio Services, Inc	122,024
94,773	*	Cowen Group, Inc	306,117
6,632	*	Credit Acceptance Corp	746,034
5,397	*	Deerfield Capital Corp	36,808
230

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

2,590		Diamond Hill Investment Group, Inc	$268,143
37,805	*	Dollar Financial Corp	585,599
22,096	*,e	Encore Capital Group, Inc	858,651
29,051		Evercore Partners, Inc (Class A)	1,377,598
48,154	*	Ezcorp, Inc (Class A)	870,624
8,104	*	FBR Capital Markets Corp	232,504
13,544		Fidus Investment Corp	263,295
110,333	*	Fifth Street Finance Corp	1,196,010
45,643	e	Financial Engines, Inc	2,178,997
27,307	*	First Cash Financial Services, Inc	1,458,194
81,211	*,e	First Marblehead Corp	138,059
8,712	*	Firsthand Technology Value Fund, Inc	186,611
14,875		Friedman Billings Ramsey Group, Inc (Class A)	376,040
34,125	e	FXCM, Inc	563,062
11,147		Gain Capital Holdings, Inc	60,640
5,544		GAMCO Investors, Inc (Class A)	312,737
5,391		Garrison Capital, Inc	80,326
62,391		GFI Group, Inc	249,564
21,903		Gladstone Capital Corp	188,804
25,605		Gladstone Investment Corp	183,844
32,284	e	Golub Capital BDC, Inc	586,923
24,224	*,e	Green Dot Corp	563,935
26,573		Greenhill & Co, Inc	1,337,685
18,958	*,e	GSV Capital Corp	175,361
13,099	*	Hannon Armstrong Sustainable Infrastructure Capital, Inc	155,485
56,921		Hercules Technology Growth Capital, Inc	793,479
31,107		HFF, Inc (Class A)	653,247
8,316	e	Horizon Technology Finance Corp	116,341
15,442	*	Imperial Holdings, Inc	114,425
13,635	*	International Assets Holding Corp	252,384
35,009	*	Internet Capital Group, Inc	424,659
35,009	*	Investment Technology Group, Inc	497,478
28,417	e	iShares Russell 2000 Index Fund	2,945,991
137,655	e	Janus Capital Group, Inc	1,289,827
13,143		JMP Group, Inc	93,315
24,972	e	KCAP Financial, Inc	261,457
65,777	*	KCG Holdings, Inc	606,464
96,224	*	Ladenburg Thalmann Financial Services, Inc	180,901
32,689		Main Street Capital Corp	997,995
12,846		Manning & Napier, Inc	230,586
34,818		MarketAxess Holdings, Inc	1,800,091
7,604		Marlin Business Services Corp	173,980
66,789		MCG Capital Corp	366,672
17,188		Medallion Financial Corp	259,367
25,628		Medley Capital Corp	374,169
22,953		MVC Capital, Inc	291,962
21,184		Nelnet, Inc (Class A)	823,634
34,749	e	New Mountain Finance Corp	503,860
23,530	*	NewStar Financial, Inc	362,362
19,836		NGP Capital Resources Co	130,521
231

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

10,306	e	Nicholas Financial, Inc	$160,464
10,150		Oppenheimer Holdings, Inc	194,474
10,942	e	PennantPark Floating Rate Capital Ltd	153,845
60,124		PennantPark Investment Corp	700,445
52,741	*	PHH Corp	1,195,111
20,911	*	Pico Holdings, Inc	457,742
15,559	*	Piper Jaffray Cos	522,004
15,745	*	Portfolio Recovery Associates, Inc	2,350,886
226,908	e	Prospect Capital Corp	2,484,643
10,178		Pzena Investment Management, Inc (Class A)	72,467
5,380	*	Regional Management Corp	166,296
10,841		Resource America, Inc (Class A)	89,980
19,896	*	Safeguard Scientifics, Inc	297,445
41,779		Solar Capital Ltd	920,391
11,543		Solar Senior Capital Ltd	218,624
12,372	e	Stellus Capital Investment Corp	187,436
59,322	*	Stifel Financial Corp	2,233,473
28,178	*	SWS Group, Inc	167,941
23,188		TCP Capital Corp	368,457
23,429		THL Credit, Inc	365,024
47,960	e	TICC Capital Corp	481,518
25,652	e	Triangle Capital Corp	744,934
5,337	*	Virtus Investment Partners, Inc	995,350
34,363		Walter Investment Management Corp	1,367,304
6,529		Westwood Holdings Group, Inc	324,752
7,748	e	WhiteHorse Finance, Inc	122,806
93,726	*	WisdomTree Investments, Inc	1,213,752
8,680	*,e	World Acceptance Corp	722,870
		TOTAL DIVERSIFIED FINANCIALS	55,008,795

ENERGY - 5.3%
76,942	*,e	Abraxas Petroleum Corp	187,738
2,072		Adams Resources & Energy, Inc	138,555
22,653		Alon USA Energy, Inc	309,440
205,439	*	Alpha Natural Resources, Inc	1,117,588
25,696	*,e	Amyris Biotechnologies, Inc	70,664
7,616	*,e	APCO Argentina, Inc	129,929
31,959	*,e	Approach Resources, Inc	846,594
205,798	e	Arch Coal, Inc	802,612
27,576	*,e	Basic Energy Services, Inc	315,469
49,042		Berry Petroleum Co (Class A)	1,988,653
45,347	*,e	Bill Barrett Corp	1,016,680
7,148		Bolt Technology Corp	129,593
27,510	*	Bonanza Creek Energy, Inc	1,120,757
114,197	*,e	BPZ Energy, Inc	275,215
33,902		Bristow Group, Inc	2,305,675
41,950	*,e	C&J Energy Services, Inc	811,732
95,821	*,e	Cal Dive International, Inc	187,809
35,400	*	Callon Petroleum Co	141,600
18,596	e	CARBO Ceramics, Inc	1,633,845
232

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

37,903	*	Carrizo Oil & Gas, Inc	$1,200,388
5,483	*	Clayton Williams Energy, Inc	312,147
62,323	*,e	Clean Energy Fuels Corp	804,590
55,970	*	Cloud Peak Energy, Inc	897,199
44,530		Comstock Resources, Inc	746,768
12,393		Contango Oil & Gas Co	479,113
14,804	*	Crimson Exploration, Inc	47,521
43,680		Crosstex Energy, Inc	877,531
61,937	*,m	CVR Energy, Inc (Contingent value right)	0
7,304	*	Dawson Geophysical Co	263,528
34,458		Delek US Holdings, Inc	1,042,355
16,412	*	Diamondback Energy, Inc	626,610
35,586	*	Emerald Oil, Inc	256,219
46,647	*,e	Endeavour International Corp	198,716
74,052		Energy XXI Bermuda Ltd	1,988,296
27,433	*	EPL Oil & Gas, Inc	882,245
36,891		Equal Energy Ltd	154,942
18,874	*	Era Group, Inc	460,337
16,032	*	Evolution Petroleum Corp	198,316
127,147	e	EXCO Resources, Inc	1,102,364
53,854	*	Exterran Holdings, Inc	1,709,865
112,846	*,e	Forest Oil Corp	577,772
37,024	*,e	Forum Energy Technologies, Inc	1,069,253
55,199	*,e	Frontline Ltd	144,621
49,920	*,e	FX Energy, Inc	182,707
22,735		GasLog Ltd	316,016
63,098	*	Gastar Exploration Ltd	208,223
11,909	*	Geospace Technologies Corp	886,149
23,781	*,e	Global Geophysical Services, Inc	104,399
25,383	*,e	Goodrich Petroleum Corp	482,785
23,522	*	Green Plains Renewable Energy, Inc	389,524
13,976		Gulf Island Fabrication, Inc	345,626
24,904		Gulfmark Offshore, Inc	1,226,522
193,855	*,e	Halcon Resources Corp	1,062,325
7,426		Hallador Petroleum Co	58,517
97,984	*	Helix Energy Solutions Group, Inc	2,485,854
148,142	*	Hercules Offshore, Inc	1,022,180
33,770	*	Hornbeck Offshore Services, Inc	1,788,122
124,672	*	ION Geophysical Corp	766,733
759	*	Isramco, Inc	83,536
141,002	*	Key Energy Services, Inc	893,953
39,000	*,e	KiOR, Inc (Class A)	187,590
22,897		Knightsbridge Tankers Ltd	175,391
247,848	*	Kodiak Oil & Gas Corp	2,406,604
33,319	*,e	L&L Energy, Inc	104,288
159,310	*,e	Magnum Hunter Resources Corp	610,157
46,243	*	Matador Resources Co	605,783
24,122	*	Matrix Service Co	382,334
29,490	*	Midstates Petroleum Co, Inc	176,940
30,049	*,e	Miller Petroleum, Inc	149,945
233

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

12,850	*	Mitcham Industries, Inc	$217,550
11,024	*	Natural Gas Services Group, Inc	268,434
78,820	*	Newpark Resources, Inc	901,701
60,777	e	Nordic American Tanker Shipping	576,166
59,727	*,e	Northern Oil And Gas, Inc	788,994
136,517	*,e	Nuverra Environmental Solutions, Inc	402,725
6,729		Panhandle Oil and Gas, Inc (Class A)	200,255
112,457	*	Parker Drilling Co	682,614
28,237	*	PDC Energy, Inc	1,557,271
47,569	*	Penn Virginia Corp	239,748
52,020	*	Petroquest Energy, Inc	234,090
12,103	*	PHI, Inc	426,026
56,345	*	Pioneer Energy Services Corp	382,019
122,005	*,e	Quicksilver Resources, Inc	176,907
20,602	*	Renewable Energy Group, Inc	320,979
63,295	*	Resolute Energy Corp	529,779
42,503	*	Rex Energy Corp	815,633
5,297	*	Rex Stores Corp	192,758
11,430	*	RigNet, Inc	312,039
56,995	*	Rosetta Resources, Inc	2,599,542
26,365	*,e	Sanchez Energy Corp	623,532
149,802		Scorpio Tankers, Inc	1,490,530
18,526		SEACOR Holdings, Inc	1,622,137
39,538		SemGroup Corp	2,231,525
52,103	e	Ship Finance International Ltd	838,337
44,852	*,e	Solazyme, Inc	505,482
46,649	*	Stone Energy Corp	1,136,370
41,075	*	Swift Energy Co	523,295
47,249	*	Synergy Resources Corp	366,180
30,890		Targa Resources Investments, Inc	2,105,771
58,218	e	Teekay Tankers Ltd (Class A)	164,175
28,634	*	Tesco Corp	379,114
72,001	*	Tetra Technologies, Inc	728,650
13,392		TGC Industries, Inc	120,126
44,170	*	Triangle Petroleum Corp	313,607
81,754	*,e	Uranium Energy Corp	188,852
108,411	*,e	Ur-Energy, Inc	126,841
53,350	*	Vaalco Energy, Inc	330,770
188,920	*,e	Vantage Drilling Co	347,613
32,888		W&T Offshore, Inc	535,746
70,588	*	Warren Resources, Inc	202,588
50,701	e	Western Refining, Inc	1,527,621
10,455	*	Westmoreland Coal Co	133,510
38,298	*	Willbros Group, Inc	274,980
33,040	*,e	ZaZa Energy Corp	40,970
		TOTAL ENERGY	75,356,599

FOOD & STAPLES RETAILING - 1.3%
17,488		Andersons, Inc	1,037,388
972		Arden Group, Inc (Class A)	126,350
35,883		Casey’s General Stores, Inc	2,376,531
234

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

13,396	*	Chefs’ Warehouse Holdings, Inc	$268,590
14,881	*,e	Fairway Group Holdings Corp	373,067
45,930		Harris Teeter Supermarkets, Inc	2,258,838
11,833		Ingles Markets, Inc (Class A)	336,767
10,934	e	Nash Finch Co	256,402
7,881	*,e	Natural Grocers by Vitamin C	282,455
22,922	*	Pantry, Inc	285,379
17,629		Pricesmart, Inc	1,604,768
682,228	*	Rite Aid Corp	2,046,684
24,763	e	Roundy’s, Inc	225,839
20,720		Spartan Stores, Inc	407,562
188,304	*,e	Supervalu, Inc	1,508,315
17,071	*	Susser Holdings Corp	882,912
45,939	*	United Natural Foods, Inc	2,692,025
6,367		Village Super Market (Class A)	234,624
10,349		Weis Markets, Inc	519,727
		TOTAL FOOD & STAPLES RETAILING	17,724,223

FOOD, BEVERAGE & TOBACCO - 2.0%
2,561		Alico, Inc	117,345
84,684	*	Alliance One International, Inc	322,646
12,757	*,e	Annie’s, Inc	526,992
48,993		B&G Foods, Inc (Class A)	1,706,916
7,648	*,e	Boston Beer Co, Inc (Class A)	1,368,839
55,610	*,e	Boulder Brands, Inc	717,925
11,852	e	Calavo Growers, Inc	321,900
14,231		Cal-Maine Foods, Inc	721,227
43,821	*	Chiquita Brands International, Inc	529,358
4,565		Coca-Cola Bottling Co Consolidated	291,521
8,067	*	Craft Brewers Alliance, Inc	72,603
110,407	*	Darling International, Inc	2,241,262
21,016	*,e	Diamond Foods, Inc	428,516
47,734	*	Dole Food Co, Inc	615,769
7,025	*	Farmer Bros Co	111,908
35,529		Fresh Del Monte Produce, Inc	998,010
1,935		Griffin Land & Nurseries, Inc (Class A)	61,572
35,795	*	Hain Celestial Group, Inc	2,611,603
14,682	*	Inventure Foods, Inc	130,229
13,995		J&J Snack Foods Corp	1,115,122
8,442		John B. Sanfilippo & Son, Inc	182,178
17,452		Lancaster Colony Corp	1,449,040
44,048		Lance, Inc	1,394,119
3,985	e	Lifeway Foods, Inc	70,455
9,392		Limoneira Co	210,756
10,127		National Beverage Corp	180,058
20,368	*	Omega Protein Corp	170,480
56,597	*	Pilgrim’s Pride Corp	940,642
30,359	*	Post Holdings, Inc	1,408,354
21,400		Sanderson Farms, Inc	1,511,696
272		Seaboard Corp	767,040
8,018	*	Seneca Foods Corp	281,833
235

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

12,686	*,e	Synutra International, Inc	$62,542
18,196	e	Tootsie Roll Industries, Inc	616,117
33,945	*	TreeHouse Foods, Inc	2,409,755
21,766	e	Universal Corp	1,334,256
56,095	e	Vector Group Ltd	933,982
		TOTAL FOOD, BEVERAGE & TOBACCO	28,934,566

HEALTH CARE EQUIPMENT & SERVICES - 6.7%
20,715		Abaxis, Inc	872,101
35,619	*,e	Abiomed, Inc	893,325
33,033	*	Acadia Healthcare Co, Inc	1,217,927
53,796	*,e	Accretive Health, Inc	536,884
70,039	*,e	Accuray, Inc	434,942
6,063	*	Addus HomeCare Corp	119,077
36,207	e	Air Methods Corp	1,216,193
68,596	*	Align Technology, Inc	2,952,372
4,428	*	Alliance HealthCare Services, Inc	86,346
8,668		Almost Family, Inc	165,819
54,999	*	Alphatec Holdings, Inc	126,498
28,236	*	Amedisys, Inc	353,232
42,168	*	AMN Healthcare Services, Inc	623,243
29,977	*	Amsurg Corp	1,172,400
11,384		Analogic Corp	812,704
21,873	*	Angiodynamics, Inc	261,382
12,205	*	Anika Therapeutics, Inc	245,443
103,281	*,e	Antares Pharma, Inc	456,502
25,927	*	Arthrocare Corp	940,113
34,465	*,e	athenahealth, Inc	3,858,357
20,705	*	AtriCure, Inc	200,010
1,444		Atrion Corp	348,221
34,331	*,e	Biolase Technology, Inc	125,308
22,880	*,e	Bio-Reference Labs, Inc	612,040
54,983	*	BioScrip, Inc	893,474
30,154		Cantel Medical Corp	800,287
26,703	*	Capital Senior Living Corp	615,237
19,642	*	Cardiovascular Systems, Inc	404,429
50,774	*	Centene Corp	2,816,434
66,860	*,e	Cerus Corp	374,416
17,552	e	Chemed Corp	1,238,996
10,615	*	Chindex International, Inc	181,729
10,572		Computer Programs & Systems, Inc	589,283
25,497		Conmed Corp	836,302
10,698	*	Corvel Corp	362,555
23,341	*	Cross Country Healthcare, Inc	131,643
25,802		CryoLife, Inc	182,678
13,035	*	Cutera, Inc	124,484
25,744	*	Cyberonics, Inc	1,338,431
17,481	*	Cynosure, Inc (Class A)	497,859
12,103	*,e	Derma Sciences, Inc	171,984
66,200	*	DexCom, Inc	1,441,836
36,966	*	Emeritus Corp	857,242
236

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

57,755	*	Endologix, Inc	$902,711
18,038		Ensign Group, Inc	689,773
9,242	*	Exactech, Inc	199,535
28,290	*	ExamWorks Group, Inc	686,881
40,109	*	Five Star Quality Care, Inc	237,445
28,491	*	GenMark Diagnostics, Inc	270,664
29,380	*	Gentiva Health Services, Inc	315,541
51,564	*	Globus Medical, Inc	864,213
22,441	*	Greatbatch, Inc	848,270
12,843	*	Greenway Medical Technologies	148,594
47,759	*	Haemonetics Corp	2,016,385
31,835	*	Hanger Orthopedic Group, Inc	1,175,348
81,239	*	Healthsouth Corp	2,645,142
18,351	*	HealthStream, Inc	578,056
32,404	*	Healthways, Inc	556,053
15,197	*,e	HeartWare International, Inc	1,404,507
82,094	*	HMS Holdings Corp	1,985,854
12,181	*	ICU Medical, Inc	873,256
49,659	*	Insulet Corp	1,583,625
18,426	*	Integra LifeSciences Holdings Corp	725,800
30,122		Invacare Corp	470,204
15,420	*	IPC The Hospitalist Co, Inc	776,705
49,868	*	Kindred Healthcare, Inc	765,972
8,992		Landauer, Inc	443,036
11,824	*	LHC Group, Inc	271,243
25,445	*	Magellan Health Services, Inc	1,454,182
39,550	*,e	MAKO Surgical Corp	555,282
45,800		Masimo Corp	1,066,682
56,427	*	MedAssets, Inc	1,228,416
12,892	*	Medical Action Industries, Inc	118,477
24,701	*	Medidata Solutions, Inc	2,285,584
62,310	*	Merge Healthcare, Inc	282,264
38,321	e	Meridian Bioscience, Inc	947,678
38,889	*	Merit Medical Systems, Inc	511,001
26,558	*	Molina Healthcare, Inc	985,833
11,845	*	MWI Veterinary Supply, Inc	1,684,004
10,341		National Healthcare Corp	496,678
8,733	*	National Research Corp	157,019
27,364	*	Natus Medical, Inc	349,986
22,433	*	Neogen Corp	1,267,016
113,392	*,e	Neoprobe Corp	344,712
41,485	*	NuVasive, Inc	946,688
55,069	*	NxStage Medical, Inc	713,694
31,873	*	Omnicell, Inc	672,520
54,039	*	OraSure Technologies, Inc	239,393
18,165	*	Orthofix International NV	412,527
58,967	e	Owens & Minor, Inc	2,120,453
26,973	*	PharMerica Corp	394,885
13,112	*,e	PhotoMedex, Inc	208,743
237

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

9,606	*	Providence Service Corp	$264,837
37,250		Quality Systems, Inc	851,907
26,145	*,e	Quidel Corp	699,902
10,600	*	Rochester Medical Corp	156,668
35,440	*,e	Rockwell Medical Technologies, Inc	178,972
56,844	*	RTI Biologics, Inc	222,828
44,654		Select Medical Holdings Corp	400,546
19,602	*	Skilled Healthcare Group, Inc (Class A)	127,805
73,996	*	Solta Medical, Inc	200,529
37,796	*	Spectranetics Corp	681,084
35,116	*	Staar Surgical Co	369,069
55,261		STERIS Corp	2,487,850
14,154	*	SurModics, Inc	286,477
33,152	*	Symmetry Medical, Inc	288,754
64,050	*	Team Health Holdings, Inc	2,576,091
24,579	*,e	TearLab Corp	347,793
53,402	*	Thoratec Corp	1,751,052
24,563	*	Tornier BV	402,833
21,583	*	Triple-S Management Corp (Class B)	469,646
81,540	*,e	Unilife Corp	229,943
35,322		Universal American Corp	382,890
11,369		US Physical Therapy, Inc	325,381
965	*,e	USMD Holdings, Inc	29,722
2,960		Utah Medical Products, Inc	165,227
31,471	*	Vanguard Health Systems, Inc	658,059
16,459	*	Vascular Solutions, Inc	265,977
18,797	*	Vocera Communications, Inc	272,181
51,275	*	Volcano Corp	1,023,962
40,770	*	WellCare Health Plans, Inc	2,488,193
32,362		West Pharmaceutical Services, Inc	2,387,021
37,092	*	Wright Medical Group, Inc	1,017,063
18,789	*,e	Zeltiq Aesthetics, Inc	113,486
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	95,492,016

HOUSEHOLD & PERSONAL PRODUCTS - 0.6%
39,843	*	Central Garden and Pet Co (Class A)	300,416
23,884	*	Elizabeth Arden, Inc	980,677
21,998		Female Health Co	201,942
32,626	*	Harbinger Group, Inc	259,703
15,405		Inter Parfums, Inc	508,057
109,826	*,e	Lifevantage Corp	286,646
12,965	*	Medifast, Inc	354,463
9,715		Nature’s Sunshine Products, Inc	176,813
7,802		Nutraceutical International Corp	173,360
4,025		Oil-Dri Corp of America	128,236
6,276		Orchids Paper Products Co	170,205
47,861	*	Prestige Brands Holdings, Inc	1,622,967
10,386	*	Revlon, Inc (Class A)	260,585
20,050		Spectrum Brands, Inc	1,131,221
238

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

158,804	*,e	Star Scientific, Inc	$292,199
5,606	*,e	USANA Health Sciences, Inc	463,168
14,666		WD-40 Co	843,442
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	8,154,100

INSURANCE - 2.4%
42,197	*	AMBAC Financial Group, Inc	1,056,613
58,711		American Equity Investment Life Holding Co	1,068,540
8,562	*	American Safety Insurance Holdings Ltd	256,518
17,350		Amerisafe, Inc	619,916
26,334	e	Amtrust Financial Services, Inc	1,096,284
25,664		Argo Group International Holdings Ltd	1,145,898
8,250		Baldwin & Lyons, Inc (Class B)	220,358
40,375	*	Citizens, Inc (Class A)	288,277
207,228		Conseco, Inc	2,959,216
24,168		Crawford & Co (Class B)	189,960
5,823		Donegal Group, Inc (Class A)	80,066
5,746		Eastern Insurance Holdings, Inc	112,219
18,483	*	eHealth, Inc	568,167
4,106		EMC Insurance Group, Inc	119,074
28,826		Employers Holdings, Inc	757,836
8,859	*	Enstar Group Ltd	1,272,861
8,605		FBL Financial Group, Inc (Class A)	380,599
101,221		First American Financial Corp	2,300,753
4,066	*	Fortegra Financial Corp	27,445
26,399	*	Greenlight Capital Re Ltd (Class A)	697,990
10,609	*	Hallmark Financial Services	103,650
8,982		HCI Group, Inc	327,843
4,904	*	Health Insurance Innovations, Inc	59,486
58,257	*	Hilltop Holdings, Inc	992,117
37,278		Horace Mann Educators Corp	1,056,459
6,439		Independence Holding Co	90,339
10,955		Infinity Property & Casualty Corp	712,185
1,171		Investors Title Co	87,321
3,507		Kansas City Life Insurance Co	154,343
46,528		Maiden Holdings Ltd	565,780
45,308		Meadowbrook Insurance Group, Inc	343,888
43,225		Montpelier Re Holdings Ltd	1,167,507
6,434		National Interstate Corp	175,327
2,120		National Western Life Insurance Co (Class A)	453,574
9,736	*	Navigators Group, Inc	564,299
21,913		OneBeacon Insurance Group Ltd (Class A)	317,738
5,766	*	Phoenix Cos, Inc	246,035
27,261		Platinum Underwriters Holdings Ltd	1,583,591
53,376		Primerica, Inc	2,190,551
19,910		RLI Corp	1,643,371
11,970		Safety Insurance Group, Inc	643,627
52,260		Selective Insurance Group, Inc	1,277,757
13,354		State Auto Financial Corp	271,086
239

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

19,952		Stewart Information Services Corp	$617,115
75,861		Symetra Financial Corp	1,363,981
53,493		Tower Group International Ltd	1,169,892
7,894	*	United America Indemnity Ltd	205,086
18,790		United Fire & Casualty Co	488,728
27,710		Universal Insurance Holdings, Inc	217,801
		TOTAL INSURANCE	34,309,067

MATERIALS - 4.9%
27,372		A. Schulman, Inc	733,570
9,517	*	Advanced Emissions Solutions, Inc	399,238
3,905	*	AEP Industries, Inc	315,134
130,036	*,e	AK Steel Holding Corp	442,122
97,192	*,e	Allied Nevada Gold Corp	648,271
25,546		AMCOL International Corp	896,154
5,941	*	American Pacific Corp	216,074
26,191		American Vanguard Corp	646,656
18,829	*	Arabian American Development Co	168,331
65,297		Axiall Corp	2,878,292
27,471		Balchem Corp	1,366,957
50,754	*	Berry Plastics Group, Inc	1,170,387
12,970	*,e	Boise Cascade Co	343,186
92,914		Boise, Inc	845,517
18,737		Brush Engineered Materials, Inc	564,733
36,674		Buckeye Technologies, Inc	1,365,006
50,741	*	Calgon Carbon Corp	909,786
15,621	*,e	Castle (A.M.) & Co	265,869
48,259	*	Century Aluminum Co	404,893
6,766		Chase Corp	187,757
90,989	*	Chemtura	2,034,514
20,296	*	Clearwater Paper Corp	992,880
93,097	*	Coeur d’Alene Mines Corp	1,248,431
109,988		Commercial Metals Co	1,703,714
10,325		Deltic Timber Corp	622,907
68,489	*	Ferro Corp	447,233
44,173	*	Flotek Industries, Inc	864,907
20,005		FutureFuel Corp	315,879
58,230	*,e	General Moly, Inc	109,472
40,393		Glatfelter	1,069,203
59,690		Globe Specialty Metals, Inc	712,102
29,551	e	Gold Resource Corp	234,635
195,579	*	Graphic Packaging Holding Co	1,681,979
7,668	*	GSE Holding, Inc	40,104
46,775		H.B. Fuller Co	1,878,016
8,962		Hawkins, Inc	347,278
11,680		Haynes International, Inc	561,808
66,644	*	Headwaters, Inc	628,453
309,324	e	Hecla Mining Co	999,117
41,637	*	Horsehead Holding Corp	510,053
240

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

20,637		Innophos Holdings, Inc	$1,028,548
21,719		Innospec, Inc	932,179
50,789	e	Intrepid Potash, Inc	649,083
17,479		Kaiser Aluminum Corp	1,140,505
37,789		Kapstone Paper and Packaging Corp	1,664,605
7,729		KMG Chemicals, Inc	174,521
19,450		Koppers Holdings, Inc	751,743
30,365	*	Kraton Polymers LLC	616,410
24,811	*	Landec Corp	374,398
129,121	*	Louisiana-Pacific Corp	2,099,507
18,085	*	LSB Industries, Inc	594,635
122,992	*,e	Midway Gold Corp	127,912
32,655		Minerals Technologies, Inc	1,502,130
118,137	*,e	Molycorp, Inc	881,302
26,660		Myers Industries, Inc	519,070
14,940		Neenah Paper, Inc	591,176
36,950		Noranda Aluminium Holding Corp	114,915
74,942		Olin Corp	1,828,585
8,184		Olympic Steel, Inc	227,924
30,077	*	OM Group, Inc	928,477
43,118	*	Omnova Solutions, Inc	347,531
144,210	*,e	Paramount Gold and Silver Corp	204,778
8,043	*	Penford Corp	119,358
92,621		PolyOne Corp	2,677,673
12,100		Quaker Chemical Corp	798,237
207,259		Rentech, Inc	443,534
65,607	*	Resolute Forest Products	1,001,163
28,696	*	RTI International Metals, Inc	879,532
24,132		Schnitzer Steel Industries, Inc (Class A)	619,227
29,453		Schweitzer-Mauduit International, Inc	1,594,585
46,830		Sensient Technologies Corp	2,060,988
17,596		Stepan Co	1,053,297
109,966	*,e	Stillwater Mining Co	1,330,589
64,676	*	SunCoke Energy, Inc	1,021,881
15,318	*	Taminco Corp	349,250
20,509	*,e	Texas Industries, Inc	1,274,429
22,929		Tredegar Corp	688,099
4,369	*	UFP Technologies, Inc	92,929
1,945	*	United States Lime & Minerals, Inc	116,000
6,814	*	Universal Stainless & Alloy	175,801
13,438	*	US Concrete, Inc	230,596
20,079	e	US Silica Holdings Inc	485,912
63,156	e	Walter Energy, Inc	706,716
46,107		Wausau Paper Corp	525,159
4,048	*	WHX Corp	79,179
49,158		Worthington Industries, Inc	1,758,382
21,184		Zep, Inc	277,087
26,085	*,e	Zoltek Cos, Inc	363,364
		TOTAL MATERIALS	69,793,519
241

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

MEDIA - 1.4%
18,879	*	AH Belo Corp (Class A)	$141,592
24,774		Arbitron, Inc	1,138,613
3,151		Beasley Broadcasting Group, Inc	25,303
97,763		Belo (A.H.) Corp (Class A)	1,394,100
16,180	*	Carmike Cinemas, Inc	296,418
75,561	*	Central European Media Enterprises Ltd (Class A) Nasdaq	253,885
29,166	*,e	Crown Media Holdings, Inc (Class A)	86,623
67,112	*,e	Cumulus Media, Inc (Class A)	287,239
639	*	Daily Journal Corp	85,370
16,779	*	Dex Media, Inc	250,007
24,880	*,e	Digital Generation, Inc	192,820
21,247	*	Entercom Communications Corp (Class A)	208,433
51,547		Entravision Communications Corp (Class A)	293,302
29,329	*	EW Scripps Co (Class A)	487,155
8,158		Fisher Communications, Inc	334,233
14,794	*	Global Sources Ltd	107,109
47,500	*	Gray Television, Inc	370,975
41,135		Harte-Hanks, Inc	393,251
7,691	*,e	Hemisphere Media Group, Inc	105,828
41,421	*	Journal Communications, Inc (Class A)	379,416
130,662	*	Live Nation, Inc	2,140,244
12,293		Loral Space & Communications, Inc	768,190
26,207	e	Martha Stewart Living Omnimedia, Inc (Class A)	65,780
60,283	*,e	McClatchy Co (Class A)	187,480
22,746		MDC Partners, Inc	559,779
19,516	*,e	Media General, Inc (Class A)	214,481
33,365	e	Meredith Corp	1,585,505
53,377		National CineMedia, Inc	966,657
120,657	*	New York Times Co (Class A)	1,469,602
27,604		Nexstar Broadcasting Group, Inc (Class A)	994,848
10,442	*,e	ReachLocal, Inc	134,806
12,838	*	Reading International, Inc	79,724
8,874	*	Rentrak Corp	190,614
4,816		Saga Communications, Inc	249,710
10,444		Salem Communications	79,061
24,380		Scholastic Corp	743,590
64,026		Sinclair Broadcast Group, Inc (Class A)	1,806,173
36,450	e	Valassis Communications, Inc	1,043,564
25,878	e	World Wrestling Entertainment, Inc (Class A)	275,342
		TOTAL MEDIA	20,386,822

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.8%
66,792	*,e	Acadia Pharmaceuticals, Inc	1,315,802
9,232	*,e	Accelerate Diagnostics, Inc	77,364
18,445	*,e	AcelRx Pharmaceuticals, Inc	214,884
89,502	*	Achillion Pharmaceuticals, Inc	639,044
37,559	*	Acorda Therapeutics, Inc	1,426,115
26,916	*,e	Aegerion Pharmaceuticals, Inc	2,465,236
242

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

64,256	*	Affymetrix, Inc	$244,173
54,339	*	Akorn, Inc	771,070
22,416	*	Albany Molecular Research, Inc	284,907
14,941	*	Alimera Sciences, Inc	69,027
54,451	*	Alnylam Pharmaceuticals, Inc	2,514,003
19,912	*	AMAG Pharmaceuticals, Inc	448,020
34,905	*,e	Amicus Therapeutics, Inc	85,168
24,559	*,e	Ampio Pharmaceuticals, Inc	136,548
22,487	*,e	Anacor Pharmaceuticals, Inc	172,026
204,081	*,e	Arena Pharmaceuticals, Inc	1,418,363
57,252	*	Arqule, Inc	152,863
108,907	*	Array Biopharma, Inc	725,321
89,451	*	Astex Pharmaceuticals	467,829
45,605	*	Auxilium Pharmaceuticals, Inc	837,308
136,160	*,e	AVANIR Pharmaceuticals, Inc	641,314
56,178	*,e	AVEO Pharmaceuticals, Inc	134,827
26,733	*,e	BioDelivery Sciences International, Inc	115,487
38,253	*,e	Biotime, Inc	150,334
56,867	*	Cadence Pharmaceuticals, Inc	424,796
27,679	*	Cambrex Corp	405,497
121,497	*,e	Cell Therapeutics, Inc	137,292
75,279	*,e	Celldex Therapeutics, Inc	1,541,714
13,220	*	Cempra, Inc	115,807
62,808	*	Cepheid, Inc	2,190,115
68,750	*	Chelsea Therapeutics International, Inc	203,500
21,729	*	ChemoCentryx, Inc	303,771
7,465	*	Chimerix, Inc	169,754
8,325	*,m	Clinical Data, Inc	7,909
13,066	*	Clovis Oncology, Inc	1,017,580
49,391	*,e	Corcept Therapeutics, Inc	104,215
8,376	*	Cornerstone Therapeutics, Inc	74,714
19,916	*,e	Coronado Biosciences, Inc	155,942
77,249	*,e	Curis, Inc	320,583
23,793	*	Cytokinetics, Inc	295,985
64,558	*,e	Cytori Therapeutics, Inc	182,054
145,948	*,e	Dendreon Corp	669,901
54,406	*	Depomed, Inc	354,727
11,613	*	Durata Therapeutics, Inc	100,569
103,223	*	Dyax Corp	415,989
140,328	*,e	Dynavax Technologies Corp	186,636
25,674	*	Emergent Biosolutions, Inc	454,173
3,128	*	Enanta Pharmaceuticals, Inc	57,368
28,187	*	Endocyte, Inc	506,520
36,707		Enzon Pharmaceuticals, Inc	73,414
5,851	*,e	Epizyme, Inc	211,221
59,966	*,e	Exact Sciences Corp	822,734
169,142	*,e	Exelixis, Inc	857,550
14,957	*	Fibrocell Science, Inc	74,486
243

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

23,078	*	Fluidigm Corp	$409,865
6,455	*	Furiex Pharmaceuticals Inc	283,955
85,761	*,e	Galena Biopharma, Inc	167,234
15,330	*,e	Genomic Health, Inc	546,361
132,245	*,e	Geron Corp	173,241
15,236	*,e	Golf Trust Of America, Inc	51,802
23,188	*,e	GTx, Inc	111,071
82,319	*,e	Halozyme Therapeutics, Inc	700,535
24,336	*	Harvard Bioscience, Inc	130,198
10,613		Hi-Tech Pharmacal Co, Inc	381,431
54,364	*,e	Horizon Pharma, Inc	136,997
7,464	*,e	Hyperion Therapeutics, Inc	186,973
96,039	*,e	Idenix Pharmaceuticals, Inc	377,433
78,365	*,e	Immunogen, Inc	1,492,853
67,278	*,e	Immunomedics, Inc	382,812
64,213	*	Impax Laboratories, Inc	1,331,778
44,061	*	Infinity Pharmaceuticals, Inc	933,212
27,569	*,e	Insmed, Inc	306,292
4,440	*,e	Insys Therapeutics, Inc	75,835
5,575	*	Intercept Pharmaceuticals, Inc	260,966
76,107	*,e	InterMune, Inc	1,180,420
87,310	*,e	Ironwood Pharmaceuticals, Inc	1,068,674
104,664	*,e	Isis Pharmaceuticals, Inc	3,019,556
7,349	*,e	KaloBios Pharmaceuticals, Inc	44,241
77,169	*,e	Keryx Biopharmaceuticals, Inc	702,238
9,055	*,e	KYTHERA Biopharmaceuticals, Inc	249,556
16,483	*	Lannett Co, Inc	228,949
212,558	*	Lexicon Pharmaceuticals, Inc	527,144
16,583	*	Ligand Pharmaceuticals, Inc (Class B)	785,703
34,419	*	Luminex Corp	685,282
141,935	*,e	MannKind Corp	1,095,738
52,013	*	Medicines Co	1,607,202
8,448	*,e	MEI Pharma, Inc	64,120
84,257	*,e	Merrimack Pharmaceuticals, Inc	402,748
78,794	*,e	MiMedx Group, Inc	493,250
43,362	*	Momenta Pharmaceuticals, Inc	748,428
37,243	*,e	Nanosphere, Inc	117,688
107,050	*	Nektar Therapeutics	1,200,031
29,410	*,e	NeoGenomics, Inc	83,524
61,321	*	Neurocrine Biosciences, Inc	857,881
14,985	*,e	NewLink Genetics Corp	269,131
129,842	*,e	Novavax, Inc	349,275
93,542	*	NPS Pharmaceuticals, Inc	1,684,691
26,069	*,e	Omeros Corp	139,991
5,149	*,m	Omthera Pharmaceuticals, Inc	3,089
244

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

13,770	*	OncoGenex Pharmaceutical, Inc	$134,533
130,357	*,e	Opko Health, Inc	971,160
45,596	*,e	Optimer Pharmaceuticals, Inc	570,406
87,852	*,e	Orexigen Therapeutics, Inc	667,675
14,719	*,e	Osiris Therapeutics, Inc	168,533
7,999	*	OvaScience, Inc	101,507
40,442	*	Pacific Biosciences of California, Inc	104,745
25,243	*,e	Pacira Pharmaceuticals, Inc	856,495
53,294	*	Parexel International Corp	2,635,388
131,465	e	PDL BioPharma, Inc	1,067,496
137,652	*,e	Peregrine Pharmaceuticals, Inc	195,466
9,540	*	Portola Pharmaceuticals, Inc	219,229
24,021	*	Pozen, Inc	138,121
49,396	*	Progenics Pharmaceuticals, Inc	295,882
10,514	*	Prothena Corp plc	182,628
20,571	*	Puma Biotechnology, Inc	1,051,384
48,262	e	Questcor Pharmaceuticals, Inc	3,224,867
52,293	*,e	Raptor Pharmaceutical Corp	521,361
5,111	*	Receptos, Inc	101,658
7,931	*,e	Regulus Therapeutics, Inc	80,420
30,792	*	Repligen Corp	313,155
17,864	*,e	Repros Therapeutics, Inc	368,534
81,720	*	Rigel Pharmaceuticals, Inc	311,353
16,005	*	Sagent Pharmaceuticals	347,789
49,291	*,e	Sangamo Biosciences, Inc	480,587
51,906	*	Santarus, Inc	1,262,354
29,548	*,e	Sarepta Therapeutics, Inc	1,093,867
52,661	*	Sciclone Pharmaceuticals, Inc	329,658
107,950	*,e	Sequenom, Inc	323,850
38,535	*,e	SIGA Technologies, Inc	122,927
54,890	e	Spectrum Pharmaceuticals, Inc	463,272
8,103	*,e	Stemline Therapeutics, Inc	228,018
15,578	*	Sucampo Pharmaceuticals, Inc (Class A)	95,493
31,867	*,e	Sunesis Pharmaceuticals, Inc	161,884
12,938	*,e	Supernus Pharmaceuticals, Inc	88,625
15,741	*	Synageva BioPharma Corp	757,142
76,991	*,e	Synergy Pharmaceuticals, Inc	346,460
36,895	*,e	Synta Pharmaceuticals Corp	247,565
24,780	*	Targacept, Inc	123,900
12,496	*,e	TESARO, Inc	426,364
10,220	*	Tetraphase Pharmaceuticals, Inc	80,738
11,300	*	TG Therapeutics, Inc	69,043
69,446	*,e	TherapeuticsMD, Inc	160,420
43,767	*,e	Threshold Pharmaceuticals, Inc	237,217
35,111	*,e	Trius Therapeutics, Inc	495,065
28,219	*	Vanda Pharmaceuticals, Inc	329,034
12,878	*,e	Verastem, Inc	196,776
68,200	*,e	Vical, Inc	263,252
60,756	*	Viropharma, Inc	2,085,146
94,737	*,e	Vivus, Inc	1,403,055
42,229	*	Xenoport, Inc	227,614
245

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

60,655	*,e	XOMA Corp	$329,357
70,169	*,e	ZIOPHARM Oncology, Inc	209,104
68,758	*,e	Zogenix, Inc	106,575
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	81,367,090

REAL ESTATE - 7.8%
51,343		Acadia Realty Trust	1,323,623
26,493		AG Mortgage Investment Trust	480,583
12,740		Agree Realty Corp	384,238
40,387	*	Alexander & Baldwin, Inc	1,788,740
1,971		Alexander’s, Inc	595,242
23,703	*	Altisource Residential Corp	454,387
30,902		American Assets Trust,Inc	1,001,225
55,485		American Capital Mortgage, Inc	1,086,396
142,480		American Realty Capital Properties, Inc	2,058,836
12,234	*	American Residential Properties, Inc	214,584
15,479		AmREIT, Inc (Class B)	283,111
134,079		Anworth Mortgage Asset Corp	651,624
34,432		Apollo Commercial Real Estate Finance, Inc	551,945
19,926		Ares Commercial Real Estate Corp	261,828
16,984		Armada Hoffler Properties, Inc	184,616
350,526	*	ARMOUR Residential REIT, Inc	1,563,346
57,212		Ashford Hospitality Trust, Inc	667,664
53,573		Associated Estates Realty Corp	818,595
8,071	*	AV Homes, Inc	130,347
10,068		Aviv REIT, Inc	250,693
59,630		Campus Crest Communities, Inc	676,801
82,109		Capital Lease Funding, Inc	696,284
89,603		Capstead Mortgage Corp	1,059,108
68,425		Cedar Shopping Centers, Inc	379,075
233,380	*	Chambers Street Properties	1,888,044
15,747		Chatham Lodging Trust	274,943
44,845		Chesapeake Lodging Trust	1,027,399
83,416		Colonial Properties Trust	2,019,501
61,256		Colony Financial, Inc	1,242,272
4,982		Consolidated-Tomoka Land Co	193,551
19,408		Coresite Realty	659,096
100,551		Cousins Properties, Inc	1,030,648
124,177		CubeSmart	2,011,667
17,081		CyrusOne, Inc	347,598
161,112		CYS Investments, Inc	1,337,230
275,353		DCT Industrial Trust, Inc	2,067,901
182,485		DiamondRock Hospitality Co	1,770,105
58,523		DuPont Fabros Technology, Inc	1,340,762
51,813		Dynex Capital, Inc	497,923
28,281		EastGroup Properties, Inc	1,749,463
107,277		Education Realty Trust, Inc	1,011,622
5,763		Ellington Residential Mortgage REIT	89,442
44,201		Entertainment Properties Trust	2,226,846
246

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

56,149		Equity One, Inc	$1,299,288
43,593		Excel Trust, Inc	565,837
114,633	*	FelCor Lodging Trust, Inc	692,383
99,798		First Industrial Realty Trust, Inc	1,632,695
53,740		First Potomac Realty Trust	729,252
32,048	*	Forestar Real Estate Group, Inc	692,557
83,993		Franklin Street Properties Corp	1,117,947
24,655		Getty Realty Corp	507,646
11,707		Gladstone Commercial Corp	217,867
133,189		Glimcher Realty Trust	1,497,044
50,454		Government Properties Income Trust	1,274,973
52,860	*	Gramercy Property Trust, Inc	251,085
89,260		Healthcare Realty Trust, Inc	2,294,875
190,060		Hersha Hospitality Trust	1,115,652
77,026		Highwoods Properties, Inc	2,794,503
39,987		Hudson Pacific Properties	867,718
78,386		Inland Real Estate Corp	806,592
125,814		Invesco Mortgage Capital, Inc	2,067,124
94,455		Investors Real Estate Trust	816,091
80,382	*	iStar Financial, Inc	913,140
13,647	*	JAVELIN Mortgage Investment Corp	182,733
49,223	e	Kennedy-Wilson Holdings, Inc	841,713
85,107		Kite Realty Group Trust	491,067
89,815		LaSalle Hotel Properties	2,419,616
155,997		Lexington Corporate Properties Trust	1,956,202
32,330		LTC Properties, Inc	1,250,201
50,854	*	Maguire Properties, Inc	159,173
138,595		Medical Properties Trust, Inc	2,023,487
39,220		Monmouth Real Estate Investment Corp (Class A)	383,572
22,995		National Health Investors, Inc	1,439,257
237,049		New Residential Investment Corp	1,571,635
57,227		New York Mortgage Trust, Inc	368,542
182,969		NorthStar Realty Finance Corp	1,793,096
10,951		One Liberty Properties, Inc	254,392
39,994		Parkway Properties, Inc	699,895
57,113		Pebblebrook Hotel Trust	1,522,062
63,518		Pennsylvania Real Estate Investment Trust	1,314,823
54,991		Pennymac Mortgage Investment Trust	1,214,201
38,080		Potlatch Corp	1,676,662
17,111		PS Business Parks, Inc	1,253,723
63,620		RAIT Investment Trust	480,967
54,522		Ramco-Gershenson Properties	844,546
75,968		Redwood Trust, Inc	1,286,898
117,988		Resource Capital Corp	783,440
62,842		Retail Opportunities Investment Corp	860,935
115,420		RLJ Lodging Trust	2,795,473
21,156		Rouse Properties, Inc	430,525
41,287		Ryman Hospitality Properties	1,537,941
35,212		Sabra Healthcare REIT, Inc	923,963
247

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

7,769		Saul Centers, Inc	$352,557
20,378		Select Income REIT	549,798
13,610		Silver Bay Realty Trust Corp	218,985
29,431		Sovran Self Storage, Inc	2,033,682
38,511		STAG Industrial, Inc	798,333
169,352	*	Strategic Hotels & Resorts, Inc	1,500,459
61,314		Summit Hotel Properties, Inc	620,498
33,193		Sun Communities, Inc	1,607,205
151,388	*	Sunstone Hotel Investors, Inc	1,958,961
12,937	*	Tejon Ranch Co	437,141
23,263		Terreno Realty Corp	426,643
27,220		Thomas Properties Group, Inc	154,065
15,767		UMH Properties, Inc	172,333
11,358		Universal Health Realty Income Trust	493,732
23,366		Urstadt Biddle Properties, Inc (Class A)	493,490
61,922		Washington Real Estate Investment Trust	1,664,463
22,931		Western Asset Mortgage Capital Corp	385,012
16,679		Whitestone REIT	269,866
26,316		Winthrop Realty Trust	336,055
5,014		ZAIS Financial Corp	86,040
		TOTAL REAL ESTATE	109,823,231

RETAILING - 4.4%
25,866	*	1-800-FLOWERS.COM, Inc (Class A)	170,198
74,951	*	Aeropostale, Inc	1,134,009
7,759	*	America’s Car-Mart, Inc	335,810
43,833	*	Ann Taylor Stores Corp	1,485,500
28,917	*	Asbury Automotive Group, Inc	1,412,306
18,495	*	Audiovox Corp (Class A)	250,607
37,385	*,e	Barnes & Noble, Inc	667,322
31,034		Bebe Stores, Inc	185,583
15,389		Big 5 Sporting Goods Corp	311,935
11,433	*	Blue Nile, Inc	443,943
15,668	*	Body Central Corp	188,956
12,520	e	Bon-Ton Stores, Inc	236,127
40,703		Brown Shoe Co, Inc	967,510
26,079	e	Buckle, Inc	1,459,902
25,527		Cato Corp (Class A)	718,585
21,283	*	Children’s Place Retail Stores, Inc	1,150,133
34,434	*	Christopher & Banks Corp	235,529
14,549	*	Citi Trends, Inc	204,995
20,801	*,e	Conn’s, Inc	1,344,161
10,626		Core-Mark Holding Co, Inc	665,719
12,672		Destination Maternity Corp	380,920
41,182	*	Destination XL Group, Inc	265,624
79,875	*	Express Parent LLC	1,801,181
45,314		Finish Line, Inc (Class A)	1,008,690
30,567	*,e	Five Below, Inc	1,187,834
41,282	*,e	Francesca’s Holdings Corp	1,026,271
248

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

34,271		Fred’s, Inc (Class A)	$589,461
22,538	*	Genesco, Inc	1,586,224
8,196	*	Gordmans Stores, Inc	114,662
20,215		Group 1 Automotive, Inc	1,471,450
18,762		Haverty Furniture Cos, Inc	487,812
11,448	*,e	HHgregg, Inc	179,619
24,445	*,e	Hibbett Sports, Inc	1,433,699
31,636		HSN, Inc	1,900,058
26,239	*,e	JOS A Bank Clothiers, Inc	1,072,126
12,434	*	Kirkland’s, Inc	218,590
20,290		Lithia Motors, Inc (Class A)	1,323,720
25,589	*,e	Lumber Liquidators, Inc	2,477,527
20,796	*	MarineMax, Inc	241,858
12,544	*,e	Mattress Firm Holding Corp	512,422
47,124		Men’s Wearhouse, Inc	1,881,661
29,376	e	Monro Muffler, Inc	1,263,462
28,399	*	New York & Co, Inc	176,926
27,479		Nutri/System, Inc	343,762
231,426	*,e	Office Depot, Inc	1,002,075
80,227	e	OfficeMax, Inc	913,786
21,302	*,e	Orbitz Worldwide, Inc	196,191
10,179	*,e	Overstock.com, Inc	346,188
41,620	*,e	Pacific Sunwear Of California, Inc	185,209
39,204		Penske Auto Group, Inc	1,457,605
48,634	*	PEP Boys - Manny Moe & Jack	605,493
19,657	e	PetMed Express, Inc	329,255
87,895		Pier 1 Imports, Inc	2,065,533
89,319	*,e	RadioShack Corp	243,841
54,182	e	Rent-A-Center, Inc	2,166,738
16,637	*	Restoration Hardware Holdings, Inc	1,111,684
13,781	*	Rue21, Inc	575,770
96,698	*,e	Saks, Inc	1,549,102
8,024	*	Sears Hometown and Outlet Stores, Inc	349,606
51,501	*	Select Comfort Corp	1,176,798
13,862		Shoe Carnival, Inc	370,254
35,692	*	Shutterfly, Inc	1,912,734
36,017		Sonic Automotive, Inc (Class A)	797,416
30,461		Stage Stores, Inc	760,307
25,541		Stein Mart, Inc	356,808
9,688		Systemax, Inc	93,295
17,275	*	Tile Shop Holdings, Inc	491,128
9,415	*	Tilly’s, Inc	138,212
7,875		Trans World Entertainment Corp	39,375
39,369	*	Tuesday Morning Corp	441,720
39,001	*	Valuevision International, Inc (Class A)	231,276
20,431	*,e	Vitacost.com, Inc	182,245
28,131	*	Vitamin Shoppe, Inc	1,351,132
14,352	*	West Marine, Inc	155,863
80,302	*	Wet Seal, Inc (Class A)	352,526
249

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

36,363	*	WEX, Inc	$3,161,399
2,356		Winmark Corp	169,396
31,225	*	Zale Corp	289,768
19,635	*	Zumiez, Inc	541,337
		TOTAL RETAILING	62,625,454

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.4%
36,385	*	Advanced Energy Industries, Inc	788,099
17,029	*	Alpha & Omega Semiconductor Ltd	130,272
17,885	*,e	Ambarella, Inc	296,891
62,591	*,e	Amkor Technology, Inc	264,134
73,784	*	Anadigics, Inc	158,636
63,923	*	Applied Micro Circuits Corp	758,766
29,483	*	ATMI, Inc	732,653
105,929	*	Axcelis Technologies, Inc	230,925
62,215		Brooks Automation, Inc	610,951
21,645		Cabot Microelectronics Corp	800,432
47,862	*	Cavium Networks, Inc	1,749,835
20,206	*	Ceva, Inc	368,355
16	*,m	China Energy Savings Technology, Inc	0
59,195	*,e	Cirrus Logic, Inc	1,141,280
22,801		Cohu, Inc	269,052
136,675	e	Cypress Semiconductor Corp	1,745,340
33,045	*	Diodes, Inc	905,763
16,580	*	DSP Group, Inc	123,521
128,952	*	Entegris, Inc	1,228,913
82,867	*	Entropic Communications, Inc	367,101
35,145	*	Exar Corp	457,236
49,834	*	Formfactor, Inc	362,293
17,455	*	GSI Technology, Inc	121,312
113,151	*,e	GT Solar International, Inc	587,254
29,516	*	Hittite Microwave Corp	1,844,160
25,340	*	Inphi Corp	295,464
121,192	*	Integrated Device Technology, Inc	1,091,940
26,841	*	Integrated Silicon Solution, Inc	321,287
15,402	*	Intermolecular, Inc	97,341
64,789	*	International Rectifier Corp	1,562,063
117,444		Intersil Corp (Class A)	1,199,103
22,426		IXYS Corp	252,068
61,803	*	Kopin Corp	229,289
107,493	*	Lattice Semiconductor Corp	554,664
43,396	*	LTX-Credence Corp	232,603
9,245	*	MA-COM Technology Solutions	148,197
21,304	*	MaxLinear, Inc	147,637
43,193		Micrel, Inc	458,278
86,677	*	Microsemi Corp	2,137,455
43,772	*,e	Mindspeed Technologies, Inc	134,380
49,481		MKS Instruments, Inc	1,341,925
34,459		Monolithic Power Systems, Inc	902,137
250

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

41,816	*	MoSys, Inc	$171,864
20,636	*	Nanometrics, Inc	316,969
19,825	*	NeoPhotonics Corp Ltd	174,064
4,935	*	NVE Corp	244,677
50,861	*	Omnivision Technologies, Inc	827,000
22,970	*	PDF Solutions, Inc	471,344
26,150	*,e	Peregrine Semiconductor Corp	286,081
23,194	*	Pericom Semiconductor Corp	177,434
57,248	*	Photronics, Inc	437,947
41,128	*	PLX Technology, Inc	225,381
189,538	*	PMC - Sierra, Inc	1,251,898
26,963		Power Integrations, Inc	1,487,009
104,716	*	Rambus, Inc	1,020,981
262,085	*	RF Micro Devices, Inc	1,360,221
18,881	*,e	Rubicon Technology, Inc	158,978
31,022	*	Rudolph Technologies, Inc	383,122
63,080	*	Semtech Corp	1,908,170
27,731	*	Sigma Designs, Inc	144,756
73,862	*	Silicon Image, Inc	423,229
44,163	*	Spansion, Inc	521,123
217,711	*	SunEdison, Inc	2,194,527
39,542	*,e	SunPower Corp	1,093,336
9,046		Supertex, Inc	243,156
48,427		Tessera Technologies, Inc	971,930
152,747	*	Triquint Semiconductor, Inc	1,220,449
21,559	*	Ultra Clean Holdings	149,404
25,525	*	Ultratech, Inc	745,840
36,524	*,e	Veeco Instruments, Inc	1,269,574
24,028	*	Volterra Semiconductor Corp	362,102
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	47,391,571

SOFTWARE & SERVICES - 8.8%
51,968	*	Accelrys, Inc	453,681
37,340	*	ACI Worldwide, Inc	1,768,049
50,986	*	Active Network, Inc	434,911
45,719	*	Actuate Corp	337,406
69,261	*	Acxiom Corp	1,784,856
30,652		Advent Software, Inc	902,088
21,424		American Software, Inc (Class A)	194,101
39,591	*,e	Angie’s List, Inc	871,794
87,646	*	Aspen Technology, Inc	2,852,001
22,417	*,e	AVG Technologies NV	499,899
43,040	*	Bankrate, Inc	771,707
45,448	*,e	Bazaarvoice, Inc	476,295
42,261		Blackbaud, Inc	1,482,939
10,233	*,e	Blackhawk Network Holdings, Inc	249,685
37,731	*	Blucora, Inc	754,620
35,582	*	Bottomline Technologies, Inc	1,034,369
28,021	*	Brightcove, Inc	286,375
251

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

26,263	*,e	BroadSoft, Inc	$783,688
21,429	*,e	CACI International, Inc (Class A)	1,422,886
37,431	*,e	Callidus Software, Inc	249,665
10,605	*	Carbonite, Inc	139,880
41,667	*	Cardtronics, Inc	1,227,510
9,787		Cass Information Systems, Inc	540,340
5,315	*	ChannelAdvisor Corp	104,387
68,295	*	Ciber, Inc	248,594
43,594	*	Commvault Systems, Inc	3,680,641
13,851		Computer Task Group, Inc	257,629
32,790	*	comScore, Inc	949,598
20,865	*	Comverse, Inc	653,492
29,219	*,e	Constant Contact, Inc	560,713
97,077		Convergys Corp	1,837,668
37,565	*	Cornerstone OnDemand, Inc	1,654,363
26,675	*	CoStar Group, Inc	4,175,971
31,247		CSG Systems International, Inc	739,929
6,848	*,e	Cyan, Inc	71,082
40,915	*	DealerTrack Holdings, Inc	1,530,221
35,834	*,e	Demand Media, Inc	234,354
14,914	*,e	Demandware, Inc	662,480
38,867	*	Dice Holdings, Inc	336,977
32,813	*	Digital River, Inc	557,493
5,438		DMRC Corp	114,144
14,449	*,e	E2open, Inc	287,246
96,290		Earthlink, Inc	603,738
14,197	*	eGain Corp	163,407
24,325	*,e	Ellie Mae, Inc	572,854
20,994	*	Envestnet, Inc	522,541
20,222	*	EPAM Systems, Inc	585,427
30,299		EPIQ Systems, Inc	394,190
3,352		ePlus, Inc	212,818
46,622	*	Euronet Worldwide, Inc	1,716,156
27,368	*	EVERTEC, Inc	654,095
30,698	*	ExlService Holdings, Inc	859,544
33,385		Fair Isaac Corp	1,667,915
15,297	*	FleetMatics Group plc	576,085
11,924		Forrester Research, Inc	418,294
17,421	*,m	Gerber Scientific, Inc	0
63,085	*	Global Cash Access, Inc	440,964
19,081	*	Global Eagle Entertainment, Inc	215,806
60,758	*,e	Glu Mobile, Inc	166,477
15,197	*	Guidance Software, Inc	139,357
39,285	*	Guidewire Software, Inc	1,719,112
22,659		Hackett Group, Inc	125,984
34,145	e	Heartland Payment Systems, Inc	1,273,950
30,034	*	Higher One Holdings, Inc	324,367
32,455	*	iGate Corp	756,526
19,004	*	Imperva, Inc	961,982
252

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

47,015	*	Infoblox, Inc	$1,537,391
14,543	*	Interactive Intelligence, Inc	826,042
50,635	*	Internap Network Services Corp	412,675
42,989	e	j2 Global, Inc	1,967,607
36,639	*,e	Jive Software, Inc	491,695
15,733		Keynote Systems, Inc	313,559
24,817	*	Knot, Inc	296,811
53,415	*	Limelight Networks, Inc	128,196
55,911	*	Lionbridge Technologies	185,065
23,762	*,e	Liquidity Services, Inc	677,217
51,772	*	Liveperson, Inc	478,373
22,478	*	LogMeIn, Inc	668,046
18,110	*,e	magicJack VocalTec Ltd	278,170
18,329	*	Manhattan Associates, Inc	1,619,184
22,581	e	Mantech International Corp (Class A)	667,043
21,462		Marchex, Inc (Class B)	130,918
8,162	*	Marin Software, Inc	94,353
23,033	*	Market Leader, Inc	269,716
6,215	*,e	Marketo, Inc	195,337
64,186		MAXIMUS, Inc	2,414,035
89,355		Mentor Graphics Corp	1,834,458
8,325	*	MicroStrategy, Inc (Class A)	790,958
33,880	*,e	Millennial Media, Inc	335,751
24,286	*,e	Mitek Systems, Inc	139,402
7,219	*,e	Model N, Inc	170,224
36,038	*	ModusLink Global Solutions, Inc	112,078
19,923	*	MoneyGram International, Inc	432,528
35,928		Monotype Imaging Holdings, Inc	881,314
110,620	*	Monster Worldwide, Inc	632,746
36,309	*	Move, Inc	504,332
34,243	*	Netscout Systems, Inc	908,467
59,892		NIC, Inc	1,103,211
21,312	*,e	OpenTable, Inc	1,357,148
16,247		Pegasystems, Inc	583,267
31,605	*	Perficient, Inc	431,408
37,919	*,e	Planet Payment, Inc	114,136
23,262	*	PRG-Schultz International, Inc	144,224
51,198	*	Progress Software Corp	1,310,157
20,496	*	Proofpoint, Inc	551,547
20,897	*	PROS Holdings, Inc	685,840
111,877	*	PTC, Inc	3,029,629
4,311		QAD, Inc (Class A)	55,008
81,294	*	QLIK Technologies, Inc	2,546,128
13,264	*	Qualys, Inc	212,224
28,256	*	QuinStreet, Inc	263,063
6,128	*	Rally Software Development Corp	172,748
20,282	*	RealNetworks, Inc	159,619
44,041	*,e	RealPage, Inc	887,867
7,434	*	Reis, Inc	136,786
253

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

34,236	*	Responsys, Inc	$496,080
10,422	*	Rosetta Stone, Inc	170,295
15,110	e	Sapiens International Corp NV	89,905
102,308	*	Sapient Corp	1,402,643
21,280	*	Sciquest, Inc	524,765
31,124	*	Seachange International, Inc	366,641
56,627	*	ServiceSource International LLC	604,210
7,037	*,e	Shutterstock, Inc	374,017
5,147	*,e	Silver Spring Networks, Inc	139,535
29,069	*	Sourcefire, Inc	2,192,675
18,550	*	Spark Networks, Inc	153,594
13,830	*	SPS Commerce, Inc	892,450
54,485	*	SS&C Technologies Holdings, Inc	1,949,473
12,352	*	Stamps.com, Inc	492,351
46,927	*	SupportSoft, Inc	236,981
37,138	*	Sykes Enterprises, Inc	652,143
26,908	*	Synchronoss Technologies, Inc	928,057
14,533		Syntel, Inc	1,043,179
34,282	*	TA Indigo Holding Corp	325,679
74,960	*	Take-Two Interactive Software, Inc	1,314,049
28,831	*,e	Tangoe, Inc	520,688
9,391	*	TechTarget, Inc	50,618
52,463	*	TeleCommunication Systems, Inc (Class A)	141,650
17,540	*	TeleNav, Inc	107,520
18,782	*	TeleTech Holdings, Inc	470,489
118,369	*	TiVo, Inc	1,307,977
7,605	*	Travelzoo, Inc	218,035
22,256	*,e	Trulia, Inc	829,259
29,538	*	Tyler Technologies, Inc	2,204,126
25,862	*	Ultimate Software Group, Inc	3,499,129
41,461	*	Unisys Corp	1,075,498
86,467		United Online, Inc	702,112
85,932	*	Unwired Planet, Inc	174,442
70,603	*	Valueclick, Inc	1,725,537
26,823	*	Vasco Data Security International	220,753
49,359	*	Verint Systems, Inc	1,766,065
38,997	*,e	VirnetX Holding Corp	743,673
19,241	*	Virtusa Corp	496,033
30,250	*,e	VistaPrint Ltd	1,542,145
17,966	*	Vocus, Inc	183,613
67,782	*,e	Vringo, Inc	213,513
33,035	*	WebMD Health Corp (Class A)	1,090,485
39,285	*	Website Pros, Inc	1,020,624
7,135	*,e	Xoom Corp	234,099
27,834	*,e	Yelp, Inc	1,163,461
19,722	*,e	Zillow, Inc	1,457,061
56,986	*	Zix Corp	256,437
		TOTAL SOFTWARE & SERVICES	125,148,781
254

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 5.1%
55,248	e	Adtran, Inc	$1,460,205
13,340	*	Agilysys, Inc	154,611
5,880		Alliance Fiber Optic Products, Inc	187,043
11,355	*	Anaren, Inc	265,821
25,309		Anixter International, Inc	2,101,659
108,718	*	ARRIS Group, Inc	1,635,119
106,011	*	Aruba Networks, Inc	1,884,876
8,512	*	Audience, Inc	107,251
30,941	*	Avid Technology, Inc	184,408
16,759	*	AX Holding Corp	126,028
13,548		Badger Meter, Inc	645,427
8,820		Bel Fuse, Inc (Class B)	138,033
40,831		Belden CDT, Inc	2,393,105
50,972	*	Benchmark Electronics, Inc	1,127,501
15,291		Black Box Corp	413,774
31,842	*	CalAmp Corp	488,775
35,898	*	Calix Networks, Inc	419,289
37,604	*	Checkpoint Systems, Inc	646,789
94,850	*	Ciena Corp	2,092,391
40,626		Cognex Corp	2,157,647
22,539		Coherent, Inc	1,277,510
15,911		Comtech Telecommunications Corp	430,870
36,515	*	Cray, Inc	846,053
31,568		CTS Corp	443,530
32,723		Daktronics, Inc	356,026
16,079	*	Datalink Corp	209,349
23,448	*	Digi International, Inc	232,839
17,366	*	DTS, Inc	393,166
18,413		Electro Rent Corp	329,224
21,137		Electro Scientific Industries, Inc	239,905
43,079	*	Electronics for Imaging, Inc	1,293,662
83,113	*	Emulex Corp	665,735
84,959	*	Extreme Networks, Inc	367,872
26,580	*	Fabrinet	393,650
16,323	*	FARO Technologies, Inc	599,544
36,079		FEI Co	2,794,319
87,143	*	Finisar Corp	1,684,474
71,109	*,e	Fusion-io, Inc	1,025,392
22,613	*	Globecomm Systems, Inc	327,662
27,108	*	GSI Group, Inc	227,978
94,363	*	Harmonic, Inc	722,821
54,622	*	Harris Stratex Networks, Inc (Class A)	144,748
25,626	*	Hutchinson Technology, Inc	87,897
31,156	*	Imation Corp	145,810
26,646	*	Immersion Corp	382,104
107,909	*,e	Infinera Corp	1,177,287
40,597	*	Insight Enterprises, Inc	868,370
38,141	e	InterDigital, Inc	1,515,342
255

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

56,108	*	Intermec, Inc	$557,152
54,265	*,e	InvenSense, Inc	959,405
36,608	*	Itron, Inc	1,578,537
53,264	*	Ixia	740,370
43,768	*	Kemet Corp	190,828
13,491	*	KVH Industries, Inc	188,739
20,567		Littelfuse, Inc	1,645,154
26,243	*	Maxwell Technologies, Inc	208,107
14,498	*	Measurement Specialties, Inc	721,710
30,965	*	Mercury Computer Systems, Inc	287,355
2,811		Mesa Laboratories, Inc	183,446
34,404		Methode Electronics, Inc	649,892
14,911		MTS Systems Corp	940,139
8,168	*	Multi-Fineline Electronix, Inc	123,500
35,593	*	Navarre Corp	110,694
24,666	*,e	Neonode, Inc	192,148
35,914	*	Netgear, Inc	1,070,596
35,872	*	Newport Corp	525,525
12,447	*	Numerex Corp	134,428
18,236	*	Oplink Communications, Inc	367,455
18,587	*	OSI Systems, Inc	1,308,339
19,157		Park Electrochemical Corp	521,070
84,044	*,e	Parkervision, Inc	371,474
9,683		PC Connection, Inc	164,224
16,100		PC-Tel, Inc	155,365
40,561		Plantronics, Inc	1,885,681
31,953	*	Plexus Corp	1,117,396
20,036	*	Procera Networks, Inc	298,937
82,012	*	QLogic Corp	902,952
204,419	*	Quantum Corp	327,070
31,924	*,e	Rackable Systems, Inc	600,810
22,486	*	Radisys Corp	92,867
38,857	*,e	RealD, Inc	413,827
10,311		Richardson Electronics Ltd	115,896
26,195	*	Rofin-Sinar Technologies, Inc	605,366
15,736	*	Rogers Corp	875,236
40,531	*,e	Ruckus Wireless, Inc	539,468
76,523	*	Sanmina Corp	1,259,569
26,374	*	Scansource, Inc	939,178
52,026	*	ShoreTel, Inc	202,381
202,437	*	Sonus Networks, Inc	692,335
33,754	*	STEC, Inc	228,515
28,724	*	Super Micro Computer, Inc	332,911
36,238	*	Symmetricom, Inc	186,263
30,505	*	Synaptics, Inc	1,220,200
24,826	*	SYNNEX Corp	1,229,384
328,835		Tellabs, Inc	736,590
5,492		Tessco Technologies, Inc	175,964
48,563	*	TTM Technologies, Inc	448,722
256

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

12,188	e	Ubiquiti Networks, Inc	$256,192
10,939	*,e	Uni-Pixel, Inc	145,270
37,179	*,e	Universal Display Corp	1,076,332
36,863	*	Viasat, Inc	2,462,080
2,351	*	Viasystems Group, Inc	34,912
11,291	*	Vishay Precision Group, Inc	183,140
36,588	*	Westell Technologies, Inc	94,763
15,555	*	Zygo Corp	243,747
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	71,632,497

TELECOMMUNICATION SERVICES - 0.8%
68,652	*	8x8, Inc	621,987
8,397		Atlantic Tele-Network, Inc	428,247
17,766	*,e	Boingo Wireless, Inc	124,362
25,417	*	Cbeyond Communications, Inc	215,282
193,366	*	Cincinnati Bell, Inc	667,113
44,204		Cogent Communications Group, Inc	1,265,119
37,194	e	Consolidated Communications Holdings, Inc	650,523
18,170	*,e	Fairpoint Communications, Inc	159,169
28,049	*	General Communication, Inc (Class A)	248,234
10,048	*,e	Hawaiian Telcom Holdco, Inc	279,535
11,812		HickoryTech Corp	132,531
14,895		IDT Corp (Class B)	307,880
50,120	*	inContact, Inc	425,018
29,311		Inteliquent, Inc	244,454
60,067	*,e	Iridium Communications, Inc	505,764
50,585	*,e	Leap Wireless International, Inc	843,758
15,161		Lumos Networks Corp	287,301
162,052	*,e	NII Holdings, Inc (Class B)	1,163,533
14,705		NTELOS Holdings Corp	275,425
36,170	*	Orbcomm, Inc	174,339
44,923	*	Premiere Global Services, Inc	494,153
10,984		Primus Telecommunications Group, Inc	131,588
22,148		Shenandoah Telecom Co	426,792
68	*,b,m	Touch America Holdings, Inc	0
68,208	*,e	Towerstream Corp	199,849
20,249		USA Mobility, Inc	316,289
145,078	*	Vonage Holdings Corp	467,151
		TOTAL TELECOMMUNICATION SERVICES	11,055,396

TRANSPORTATION - 1.8%
49,818	*	Air Transport Services Group, Inc	332,784
14,167		Allegiant Travel Co	1,379,582
23,568		Arkansas Best Corp	511,426
24,193	*	Atlas Air Worldwide Holdings, Inc	1,079,976
18,556	*	Celadon Group, Inc	373,161
17,126	*	Echo Global Logistics, Inc	372,833
28,230		Forward Air Corp	1,032,371
48,731	*,e	Hawaiian Holdings, Inc	372,305
43,904		Heartland Express, Inc	646,267
257

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

34,756	*	Hub Group, Inc (Class A)	$1,329,417
5,532		International Shipholding Corp	151,245
218,618	*,e	JetBlue Airways Corp	1,429,762
54,509		Knight Transportation, Inc	925,018
21,895		Marten Transport Ltd	375,718
40,157		Matson, Inc	1,137,246
33,574	*	Pacer International, Inc	207,823
8,465	*	Park-Ohio Holdings Corp	297,375
5,299	*	Patriot Transportation Holding, Inc	182,551
19,229	*	Quality Distribution, Inc	203,058
45,928	*	Republic Airways Holdings, Inc	630,591
16,157	*	Roadrunner Transportation Services Holdings, Inc	488,426
22,570	*	Saia, Inc	675,746
48,960		Skywest, Inc	740,275
56,015	*	Spirit Airlines, Inc	1,851,296
77,791	*	Swift Transportation Co, Inc	1,387,791
18,995	*	Ultrapetrol Bahamas Ltd	58,315
4,994		Universal Truckload Services, Inc	137,685
178,803	*,e	US Airways Group, Inc	3,459,838
84,115		UTI Worldwide, Inc	1,387,897
42,899		Werner Enterprises, Inc	1,032,150
38,038	*	Wesco Aircraft Holdings, Inc	744,404
17,217	*,e	XPO Logistics, Inc	421,128
9,017	*	YRC Worldwide, Inc	290,888
		TOTAL TRANSPORTATION	25,646,348

UTILITIES - 3.2%
37,367		Allete, Inc	2,003,619
17,784		American States Water Co	1,142,088
6,398		Artesian Resources Corp	150,609
113,717	e	Atlantic Power Corp	484,434
55,801		Avista Corp	1,605,953
41,645		Black Hills Corp	2,209,267
43,887		California Water Service Group	956,737
9,058		Chesapeake Utilities Corp	536,868
56,191		Cleco Corp	2,725,825
10,527		Connecticut Water Service, Inc	314,757
14,523		Consolidated Water Co, Inc	172,243
5,801		Delta Natural Gas Co, Inc	132,089
93,734	*,e	Dynegy, Inc	1,953,417
37,930		El Paso Electric Co	1,432,616
39,634		Empire District Electric Co	918,716
11,912	*	Genie Energy Ltd	122,813
47,078		Idacorp, Inc	2,484,306
30,600		Laclede Group, Inc	1,403,316

258

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

21,479		MGE Energy, Inc	$1,261,032
15,354		Middlesex Water Co	324,584
38,828		New Jersey Resources Corp	1,737,941
25,456		Northwest Natural Gas Co	1,118,537
35,527		NorthWestern Corp	1,499,239
16,325	e	Ormat Technologies, Inc	375,965
33,680		Otter Tail Corp	1,030,271
70,350		Piedmont Natural Gas Co, Inc	2,430,592
73,858		PNM Resources, Inc	1,734,186
70,045		Portland General Electric Co	2,220,426
15,249	*	Pure Cycle Corp	87,987
14,649		SJW Corp	408,561
29,687		South Jersey Industries, Inc	1,813,876
43,350		Southwest Gas Corp	2,151,894
47,154		UIL Holdings Corp	1,925,769
13,348		Unitil Corp	410,317
38,669		UNS Energy Corp	1,966,319
48,418		WGL Holdings, Inc	2,225,775
12,549		York Water Co	264,533
		TOTAL UTILITIES	45,737,477

		TOTAL COMMON STOCKS	1,405,688,571
		(Cost $1,110,090,984)

RIGHTS / WARRANTS - 0.0%
ENERGY - 0.0%
8,048	e	Magnum Hunter Resources Corp	419
		TOTAL ENERGY	419

SOFTWARE & SERVICES - 0.0%
590	e,m	Accelerate Diagnostics, Inc	201
		TOTAL SOFTWARE & SERVICES	201

		TOTAL RIGHTS / WARRANTS	620
		(Cost $0)

259

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 14.5%
TREASURY DEBT - 0.4%
$2,900,000	d	United States Treasury Bill	.088%	09/05/13	$2,899,753
1,900,000	d	United States Treasury Bill	.056	11/07/13	1,899,793
					4,799,546

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 14.1%
199,431,596	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	199,431,596
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	199,431,596
		TOTAL SHORT-TERM INVESTMENTS	204,231,142
		(Cost $204,231,062)

		TOTAL INVESTMENTS - 113.8%	1,609,920,333
		(Cost $1,314,322,046)
		OTHER ASSETS & LIABILITIES, NET - (13.8)%	(194,846,874)
		NET ASSETS - 100.0%	$1,415,073,459

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing.
a	Affiliated holding.
b	In bankruptcy.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $194,812,699.
m	Indicates a security that has been deemed illiquid.
260

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 96.4%

AUSTRALIA - 0.0%
308,000	*,e	Minmetals Resources Ltd	$74,160
		TOTAL AUSTRALIA	74,160

BRAZIL - 9.8%
17,958		AES Tiete S.A.	177,506
63,900		All America Latina Logistica S.A.	247,046
63,055		Anhanguera Educacional Participacoes S.A.	382,252
16,800		Arteris S.A.	159,653
102,430		Banco Bradesco S.A.	1,387,375
353,564		Banco Bradesco S.A. (Preference)	4,292,951
95,786		Banco do Brasil S.A.	951,835
24,968		Banco do Estado do Rio Grande do Sul	166,793
421,210		Banco Itau Holding Financeira S.A.	5,380,174
150,139		Banco Santander Brasil S.A.	895,694
101,700	*	BB Seguridade Participacoes S.A.	822,034
314,974		BM&F Bovespa S.A.	1,698,196
61,500		BR Malls Participacoes S.A.	545,085
26,500		BR Properties S.A.	219,541
35,165		Bradespar S.A.	345,276
23,115		Braskem S.A.	178,123
3,100	*	CCX Carvao da Colombia S.A.	1,332
31,076		Centrais Eletricas Brasileiras S.A.	62,388
36,392		Centrais Eletricas Brasileiras S.A. (Preference)	132,720
30,989		CETIP S.A.-Balcao Organizado de Ativos e Derivativos	312,423
20,857		Cia Brasileira de Distribuicao Grupo Pao de Acucar	925,119
22,500		Cia de Bebidas das Americas	848,083
149,056		Cia de Concessoes Rodoviarias	1,169,528
55,100		Cia de Saneamento Basico do Estado de Sao Paulo	565,165
8,700		Cia de Saneamento de Minas Gerais-COPASA	138,012
94,267		Cia Energetica de Minas Gerais	861,950
28,120		Cia Energetica de Sao Paulo (Class B)	247,630
21,785		Cia Hering	292,205
15,195		Cia Paranaense de Energia	186,228
108,630		Cia Siderurgica Nacional S.A.	312,841
58,436		Companhia Brasileira de Meios de Pagamento	1,440,568
35,636		Cosan SA Industria e Comercio	675,746
37,300		CPFL Energia S.A.	345,148
44,105		Cyrela Brazil Realty S.A.	314,932
25,928		EcoRodovias Infraestrutura e Logistica S.A.	182,411
39,600		EDP - Energias do Brasil S.A.	205,000
98,579		Empresa Brasileira de Aeronautica S.A.	838,290
40,563	*	Fibria Celulose S.A.	451,619
143,075		Gerdau S.A. (Preference)	915,013
54,982		Hypermarcas S.A.	397,902
261

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

478,158		Investimentos Itau S.A. - PR	$1,754,304
111,364		JBS S.A.	310,951
82,020		Klabin S.A.	398,353
32,100	*	Kroton Educacional S.A.	457,295
300		Linx S.A.	4,969
20,591		Localiza Rent A Car	293,340
15,300		Lojas Americanas S.A.	93,556
63,237		Lojas Americanas S.A.(Pref)	441,011
19,430		Lojas Renner S.A.	514,420
4,800		M Dias Branco S.A.	194,622
29,900		Marcopolo S.A.	169,726
43,217		Metalurgica Gerdau S.A.	345,342
25,000	*	MPX Energia S.A.	76,161
46,456		MRV Engenharia e Participacoes S.A.	132,158
9,900		Multiplan Empreendimentos Imobiliarios S.A.	218,539
4,900		Multiplus S.A.	66,304
28,192		Natura Cosmeticos S.A.	567,832
36,953		Odontoprev S.A.	151,450
374,891	*	OGX Petroleo e Gas Participacoes S.A.	108,457
113,465		Oi S.A.(Pref)	208,393
109,756		Perdigao S.A.	2,338,151
518,872		Petroleo Brasileiro S.A.	3,498,039
734,946		Petroleo Brasileiro S.A. (Preference)	5,247,888
14,681		Porto Seguro S.A.	165,385
13,600		QGEP Participacoes S.A.	70,583
29,900	*	Qualicorp S.A.	218,875
32,300		Raia Drogasil S.A.	273,255
38,719		Satipel Industrial S.A.	221,654
61,245		Souza Cruz S.A.	737,727
14,905		Sul America SA	89,246
47,900		Suzano Papel e Celulose S.A.	163,352
49,721		Telefonica Brasil S.A.	1,052,895
132,766		Tim Participacoes S.A.	493,504
17,900		Totvus S.A.	282,464
26,500		Tractebel Energia S.A.	422,820
19,800		Transmissora Alianca de Energia Eletrica S.A.	198,143
60,980		Ultrapar Participacoes S.A.	1,447,418
60,017	*	Usinas Siderurgicas de Minas Gerais S.A. (Preference)	229,140
217,200		Vale S.A.	2,953,314
321,273		Vale S.A. (Preference)	3,964,247
32,500		Weg S.A.	398,887
		TOTAL BRAZIL	60,645,957

CHILE - 1.6%
338,930		AES Gener S.A.	221,860
403,753		Aguas Andinas S.A.	287,094
2,433,679		Banco de Chile	348,108
3,527		Banco de Credito e Inversiones	193,904
10,082,824		Banco Santander Chile S.A.	568,257
10,259		CAP S.A.	183,899
197,283		Centros Comerciales Sudamericanos S.A.	898,015
16,313		Cia Cervecerias Unidas S.A.	220,103
262

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

1,132,183		Colbun S.A.	$294,343
16,926,054		CorpBanca S.A.	168,618
40,913		Embotelladora Andina S.A.	218,654
67,685		Empresa Electrica del Norte Grande S.A.	105,277
571,354		Empresa Nacional de Electricidad S.A.	754,519
20,098		Empresa Nacional de Telecomunicaciones S.A.	329,316
176,244		Empresas CMPC S.A.	522,507
108,141		Empresas COPEC S.A.	1,417,839
3,407,351		Enersis S.A.	1,028,936
40,110		Lan Airlines S.A.	542,322
115,613		SACI Falabella	1,184,502
18,171		Sociedad Quimica y Minera de Chile S.A. (Class B)	523,930
53,945		Vina Concha Y Toro S.A.	97,865
		TOTAL CHILE	10,109,868

CHINA - 17.0%
228,000	e	Agile Property Holdings Ltd	239,342
4,081,000	e	Agricultural Bank of China	1,650,000
338,000	e	Air China Ltd	228,620
762,000	*,e	Aluminum Corp of China Ltd	234,366
231,000	e	Anhui Conch Cement Co Ltd	682,625
153,000	e	Anta Sports Products Ltd	172,692
392,000	e	AviChina Industry & Technology Co	209,672
13,435,000		Bank of China Ltd	5,625,318
1,703,500	e	Bank of Communications Co Ltd	1,107,954
271,000		BBMG Corp	170,338
398,000	e	Beijing Capital International Airport Co Ltd	246,645
100,500		Beijing Enterprises Holdings Ltd	670,960
528,000	*,e	Brilliance China Automotive Holdings Ltd	630,447
85,500	*,e	Byd Co Ltd	333,758
290,320	e	Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd	207,865
392,700		China Agri-Industries Holdings Ltd	182,159
364,000		China BlueChemical Ltd	167,901
1,680,600		China Citic Bank	777,272
1,092,000	e	China Coal Energy Co	582,330
817,000		China Communications Construction Co Ltd	623,902
464,400		China Communications Services Corp Ltd	301,734
12,405,350		China Construction Bank	9,249,432
380,000	e	China Everbright International Ltd	345,983
156,000		China Everbright Ltd	221,344
398,000		China Gas Holdings Ltd	449,644
137,200	*	China Insurance International Holdings Co Ltd	190,533
86,600		China International Marine Containers Group Co Ltd	140,540
1,295,000		China Life Insurance Co Ltd	3,106,309
483,000		China Longyuan Power Group Corp	507,993
241,000		China Mengniu Dairy Co Ltd	964,244
746,000		China Merchants Bank Co Ltd	1,252,748
212,020	e	China Merchants Holdings International Co Ltd	662,041
1,004,500	e	China Minsheng Banking Corp Ltd	1,014,322
1,027,500		China Mobile Hong Kong Ltd	10,930,497
548,000	e	China National Building Material Co Ltd	493,863
263

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

306,000		China Oilfield Services Ltd	$688,034
696,000	e	China Overseas Land & Investment Ltd	2,003,434
472,600		China Pacific Insurance Group Co Ltd	1,579,812
355,000	e	China Railway Construction Corp	360,836
723,000		China Railway Group Ltd	388,409
226,000	e	China Resources Enterprise	697,660
184,000	e	China Resources Gas Group Ltd	459,593
344,000	e	China Resources Land Ltd	943,902
348,000		China Resources Power Holdings Co	810,702
318,000		China Shanshui Cement Group Ltd	126,528
719,500		China Shenhua Energy Co Ltd	2,076,758
686,000	*,e	China Shipping Container Lines Co Ltd	166,030
357,000	e	China South Locomotive and Rolling Stock Corp	237,732
394,000	e	China Southern Airlines Co Ltd	145,582
308,000	e	China State Construction International Holdings Ltd	490,382
2,542,000		China Telecom Corp Ltd	1,262,443
826,000		China Unicom Ltd	1,215,488
510,000	e	Chongqing Rural Commercial Bank	208,171
298,000	e	Citic Pacific Ltd	323,269
240,000	e	CITIC Securities Co Ltd	452,251
3,234,000		CNOOC Ltd	5,844,898
16,000	e	Cofco International Ltd	6,289
456,000	*,e	COSCO Holdings	187,948
294,701		COSCO Pacific Ltd	413,613
735,008		Country Garden Holdings Co Ltd	415,401
166,000	e	Dah Chong Hong Holdings Ltd	125,556
608,000		Datang International Power Generation Co Ltd	274,103
498,000		Dongfeng Motor Group Co Ltd	667,387
1,069,000	e	Evergrande Real Estate Group	424,018
226,000		Far East Horizon Ltd	147,876
343,500		Fosun International	260,217
588,000	e	Franshion Properties China Ltd	187,968
592,000	e	Fushan International Energy Group Ltd	193,769
226,000		Future Land Development Holdin	26,496
810,000	e	Geely Automobile Holdings Ltd	338,078
118,000	e	Golden Eagle Retail Group Ltd	173,339
186,000	e	Great Wall Motor Co Ltd	868,095
104,500	e	Greentown China Holdings Ltd	207,492
492,000	e	Guangdong Investments Ltd	398,322
416,000	e	Guangzhou Automobile Group Co Ltd	403,597
870,000		Guangzhou Investment Co Ltd	219,665
155,600	e	Guangzhou R&F Properties Co Ltd	241,397
289,600		Haitong Securities Co Ltd	373,586
132,500		Hengan International Group Co Ltd	1,454,634
622,000		Huaneng Power International, Inc	648,626
58,000	*	Huili Resources Group Ltd	14,505
12,760,000		Industrial & Commercial Bank of China	8,380,888
172,000	e	Intime Department Store Group Co Ltd	177,485
274,000	e	Jiangsu Express	284,754
296,000	e	Jiangxi Copper Co Ltd	498,858
1,096,000	e	Lenovo Group Ltd	997,993
216,000	e	Longfor Properties Co Ltd	330,151
264

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

103,800		New China Life insurance Co Ltd	$279,026
265,000	e	Nine Dragons Paper Holdings Ltd	167,495
213,500	e	Parkson Retail Group Ltd	84,765
787,000	e	People’s Insurance Co Group of China Ltd	352,916
594,840		PICC Property & Casualty Co Ltd	662,089
334,000	e	Ping An Insurance Group Co of China Ltd	2,160,404
285,000	e	Poly Hong Kong Investment Ltd	154,613
168,000	e	Prime Success International Group Ltd	119,699
312,000	e	Shandong Weigao Group Medical Polymer Co Ltd	294,645
612,000	e	Shanghai Electric Group Co Ltd	205,728
114,000		Shanghai Industrial Holdings Ltd	353,838
139,300		Shanghai Pharmaceuticals Holding Co Ltd	289,392
116,000	e	Shell Electric MFG	137,534
64,000		Shenguan Holdings Group Ltd	27,228
588,149	e	Shui On Land Ltd	175,951
376,000	e	Sihuan Pharmaceutical Holdings	271,711
417,875	e	Sino-Ocean Land Holdings Ltd	213,548
532,000	e	Sinopec Shanghai Petrochemical Co Ltd	163,739
183,200	e	Sinopharm Group Co	500,237
8,500		Sinotruk Hong Kong Ltd	4,206
392,000	e	Soho China Ltd	320,928
447,000	e	Sun Art Retail Group Ltd	621,004
172,500		Tencent Holdings Ltd	7,808,731
356,000	e	Tingyi Cayman Islands Holding Corp	880,326
72,000	e	Tsingtao Brewery Co Ltd	549,792
240,000	e	Uni-President China Holdings Ltd	218,735
1,042,000		Want Want China Holdings Ltd	1,409,973
95,200	e	Weichai Power Co Ltd	315,085
211,000	*	Wison Engineering Services Co Ltd	93,752
106,000	*	Wumart Stores, Inc	198,106
18,000		Xiao Nan Guo Restaurants Holdings Ltd	2,689
142,000	e	Xinao Gas Holdings Ltd	785,927
656,000	e	Yanzhou Coal Mining Co Ltd	449,900
210,000		Yingde Gases	191,014
55,000		Zall Development Group Ltd	19,961
188,500	e	Zhaojin Mining Industry Co Ltd	126,550
320,000		Zhejiang Expressway Co Ltd	271,911
81,500		Zhongsheng Group Holdings Ltd	84,502
80,000	e	Zhuzhou CSR Times Electric Co Ltd	211,736
1,178,000	e	Zijin Mining Group Co Ltd	252,423
107,720	e	ZTE Corp	187,137
		TOTAL CHINA	106,018,359

COLOMBIA - 1.1%
32,007		Almacenes Exito S.A.	526,031
19,799		Banco Davivienda S.A.	241,172
25,572		BanColombia S.A.	361,699
55,228		BanColombia S.A. (Preference)	792,823
54,183		Cementos Argos S.A.	247,359
10,291		Corp Financiera Colombiana S.A.	200,959
1,049,654		Ecopetrol S.A.	2,401,504
265

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

42,818		Grupo Argos S.A.	$472,303
19,604		Grupo Argos S.A.(Prf)	212,724
233,089		Grupo Aval Acciones y Valores	168,535
5,932		Grupo de Inversiones Suramericana S.A.	118,593
43,042		Interconexion Electrica S.A.	182,640
88,157		Isagen S.A. ESP	126,554
43,145		Suramericana de Inversiones S.A.	851,173
		TOTAL COLOMBIA	6,904,069

CZECH REPUBLIC - 0.2%
27,963		CEZ AS	663,806
2,489		Komercni Banka AS	483,706
17,237	e	Telefonica O2 Czech Republic AS	257,963
		TOTAL CZECH REPUBLIC	1,405,475

EGYPT - 0.2%
90,901		Commercial International Bank	455,161
83,118		Egypt Kuwait Holding Co	61,507
16,085	*	Orascom Construction Industries	552,267
415,204	*	Orascom Telecom Holding SAE	264,531
100,151		Talaat Moustafa Group	68,340
42,749		Telecom Egypt	82,210
		TOTAL EGYPT	1,484,016

HONG KONG - 0.6%
804,000		Belle International Holdings Ltd	1,159,335
482,000	e	Bosideng International Holdings Ltd	100,003
40,000		Century Sunshine Ecological Technology Holdings Ltd	4,588
424,000	e	China Resources Cement Holdings Ltd	229,283
1,331,000	*,e	GCL Poly Energy Holdings Ltd	339,196
54,000	*	Gemdale Properties and Investm	7,017
1,739,000	*,e	GOME Electrical Appliances Holdings Ltd	174,701
144,000		Haier Electronics Group Co Ltd	259,493
26,000	e	Huabao International Holdings Ltd	11,191
117,000		Kingboard Chemical Holdings Ltd	257,195
296,000		Lee & Man Paper Manufacturing Ltd	192,515
105,000		Shenzhou International Group Holdings Ltd	297,092
230,500		Shimao Property Holdings Ltd	484,351
528,000		Sino Biopharmaceutical	383,665
35,000	*	Superb Summit International Group Ltd	1,625
42,000	*	Time Watch Investments Ltd	4,490
		TOTAL HONG KONG	3,905,740

HUNGARY - 0.2%
15,374	e	Magyar Telekom	21,113
9,609		MOL Hungarian Oil and Gas plc	721,799
29,038	e	OTP Bank	584,430
		TOTAL HUNGARY	1,327,342
266

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

INDIA - 6.1%
32,027		Adani Enterprises Ltd	$92,125
5,506		Aditya Birla Nuvo Ltd	105,732
107,980		Ambuja Cements Ltd	297,402
12,126		Apollo Hospitals Enterprise Ltd	187,090
50,260		Asian Paints Ltd	419,380
8,467		Associated Cement Co Ltd	163,597
13,307		Bajaj Holdings and Investment Ltd	423,447
11,784		Bank of Baroda	108,929
14,596		Bank of India	44,304
92,321		Bharat Heavy Electricals	240,202
52,272		Bharat Petroleum Corp Ltd	278,269
95,152		Bharti Airtel Ltd	539,731
138,202		Cairn India Ltd	671,295
11,542		Canara Bank	52,045
59,235		Cipla Ltd	390,029
129,723		Coal India Ltd	600,861
64,298		Dabur India Ltd	170,672
5,735		Divi S Laboratories Ltd	88,348
53,688		DLF Ltd	132,377
16,659		Dr Reddy’s Laboratories Ltd	622,322
54,801		GAIL India Ltd	271,534
1,505		GlaxoSmithKline Consumer Healthcare Ltd	115,637
13,463		Godrej Consumer Products Ltd	176,599
31,645		HCL Technologies Ltd	487,829
257,599		HDFC Bank Ltd	2,584,287
5,974		Hero Honda Motors Ltd	178,562
165,251		Hindalco Industries Ltd	244,540
110,414		Hindustan Lever Ltd	1,112,311
245,369		Housing Development Finance Corp	3,237,593
71,542		ICICI Bank Ltd	1,069,334
104,970		Idea Cellular Ltd	291,346
76,634		Infosys Technologies Ltd	3,764,208
156,825		Infrastructure Development Finance Co Ltd	282,680
374,596		ITC Ltd	2,106,058
133,252		Jaiprakash Associates Ltd	79,348
55,419		Jindal Steel & Power Ltd	182,233
11,994		JSW Steel Ltd	111,628
46,105		Kotak Mahindra Bank Ltd	494,709
53,137		Larsen & Toubro Ltd	740,273
45,007		LIC Housing Finance Ltd	122,756
13,453		Lupin Ltd	192,726
49,204		Mahindra & Mahindra Ltd	737,473
57,851		Mundra Port and Special Economic Zone Ltd	119,110
182,232		NTPC Ltd	391,891
23,182		Oil India Ltd	197,052
5,109		Piramal Healthcare Ltd	46,524
39,802		Power Finance Corp Ltd	70,913
177,252		Power Grid Corp of India Ltd	295,008
17,131	*	Ranbaxy Laboratories Ltd	80,751
14,450		Reliance Capital Ltd	81,495
267

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

82,042		Reliance Communication Ventures Ltd	$188,153
16,794		Reliance Energy Ltd	94,306
233,270		Reliance Industries Ltd	3,342,158
70,276	*	Reliance Power Ltd	84,432
42,180		Rural Electrification Corp Ltd	109,845
55,099		Sesa Goa Ltd	115,971
20,292		Shriram Transport Finance Co Ltd	210,423
10,237		Siemens India Ltd	86,274
11,511		State Bank of India Ltd (GDR)	646,903
197,289		Sterlite Industries India Ltd	243,483
53,728		Sun Pharmaceutical Industries Ltd	499,001
50,654	*,m	Sun Pharmaceutical Industries Ltd (Temporary)	470,451
77,830		Tata Consultancy Services Ltd	2,323,919
124,574		Tata Motors Ltd	595,027
152,359		Tata Power Co Ltd	220,518
44,487		Tata Steel Ltd	157,928
11,827	*	Tech Mahindra Ltd	242,097
28,481		Titan Industries Ltd	123,417
6,613		Ultra Tech Cement Ltd	199,796
145,087	*	Unitech Ltd	39,205
9,145		United Breweries Ltd	103,525
14,919		United Spirits Ltd	584,836
48,770		UTI Bank Ltd	829,320
78,830		Wipro Ltd	560,133
3,902	*	Wockhardt Ltd	30,058
42,909		ZEE Telefilms Ltd	174,463
		TOTAL INDIA	37,770,207

INDONESIA - 2.8%
3,375,500		Adaro Energy Tbk	229,486
1,861,000		Bank Rakyat Indonesia	1,491,393
646,500	*	Exploitasi Energi Indonesia Tbk PT	16,985
182,000		Indofood CBP Sukses Makmur Tbk	198,022
54,000		PT Astra Agro Lestari Tbk	81,592
3,366,500		PT Astra International Tbk	2,130,291
2,042,500		PT Bank Central Asia Tbk	2,064,456
471,766		PT Bank Danamon Indonesia Tbk	238,600
1,562,271		PT Bank Mandiri Persero Tbk	1,352,162
1,208,693		PT Bank Negara Indonesia	501,979
1,212,500	*	PT Bumi Resources Tbk	60,074
955,500		PT Bumi Serpong Damai	146,518
1,150,500		PT Charoen Pokphand Indonesia Tbk	480,961
369,000		PT Excelcomindo Pratama	161,567
1,020,500		PT Global MediaCom Tbk	227,996
75,500		PT Gudang Garam Tbk	310,655
110,500		PT Indo Tambangraya Megah	259,917
234,500		PT Indocement Tunggal Prakarsa Tbk	475,498
715,000		PT Indofood Sukses Makmur Tbk	451,283
159,500		PT Indosat Tbk	77,561
310,500		PT Jasa Marga Tbk	161,527
3,551,000		PT Kalbe Farma Tbk	493,305
268

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

2,993,000		PT Lippo Karawaci Tbk	$372,297
601,500		PT Media Nusantara Citra Tbk	181,248
1,823,500		PT Perusahaan Gas Negara	1,047,198
501,000		PT Semen Gresik Persero Tbk	741,018
1,990,000	*	PT Sugih Energy Tbk	81,178
213,500		PT Tambang Batubara Bukit Asam Tbk	206,634
1,531,500		PT Telekomunikasi Indonesia Tbk (Series B)	1,771,773
249,000		PT Unilever Indonesia Tbk	768,878
265,000		PT United Tractors Tbk	433,157
147,500		PT Waskita Karya Persero Tbk	11,308
		TOTAL INDONESIA	17,226,517

KOREA, REPUBLIC OF - 14.2%
530		Amorepacific Corp	447,239
25,330		BS Financial Group	361,566
9,784	e	Celltrion, Inc	569,574
14,770		Cheil Communications, Inc	338,486
8,145		Cheil Industries, Inc	644,083
1,360		CJ CheilJedang Corp	342,994
2,328		CJ Corp	237,146
4,501		Daelim Industrial Co	355,760
9,850	*,e	Daewoo Engineering & Construction Co Ltd	67,599
7,110		Daewoo International Corp	243,058
23,252		Daewoo Securities Co Ltd	205,904
15,180	e	Daewoo Shipbuilding & Marine Engineering Co Ltd	400,034
2,712	e	DC Chemical Co Ltd	401,423
19,910		DGB Financial Group Co Ltd	298,302
6,887		Dongbu Insurance Co Ltd	291,604
1,348		Doosan Corp	170,835
7,547		Doosan Heavy Industries and Construction Co Ltd	309,588
14,570	*,e	Doosan Infracore Co Ltd	159,937
3,619		E-Mart Co Ltd	681,079
206		Global Display Co Ltd	3,557
2,099		GLOVIS Co Ltd	361,619
5,120		GS Engineering & Construction Corp	138,795
11,289		GS Holdings Corp	554,377
5,170		Halla Climate Control Corp	153,226
46,147		Hana Financial Group, Inc	1,477,915
11,781		Hankook Tire Co Ltd	630,186
12,510		Hanwha Chemical Corp	209,150
6,431		Hanwha Corp	175,832
2,841		Honam Petrochemical Corp	429,394
88,190	*	Hynix Semiconductor, Inc	2,133,381
3,693		Hyosung Corp	221,457
2,378		Hyundai Department Store Co Ltd	341,615
7,890		Hyundai Development Co	139,945
11,971		Hyundai Engineering & Construction Co Ltd	630,107
6,999		Hyundai Heavy Industries	1,306,483
4,158		Hyundai Hysco	145,862
10,220		Hyundai Marine & Fire Insurance Co Ltd	280,391
8,690	e	Hyundai Merchant Marine Co Ltd	124,005
269

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

1,660		Hyundai Mipo Dockyard	$196,183
11,444		Hyundai Mobis	2,789,739
25,900		Hyundai Motor Co	5,355,432
6,298		Hyundai Motor Co Ltd (2nd Preference)	596,512
4,109		Hyundai Motor Co Ltd (Preference)	367,632
12,770		Hyundai Securities Co	70,697
8,766		Hyundai Steel Co	533,740
2,396		Hyundai Wia Corp	349,683
24,620		Industrial Bank of Korea	249,641
18	*	i-SENS Inc	623
4,130		Jinro Ltd	101,032
16,340		Kangwon Land, Inc	415,912
65,296		KB Financial Group, Inc	2,065,389
665		KCC Corp	206,396
44,489		Kia Motors Corp	2,519,016
6,850		Korea Aerospace Industries Ltd	175,885
44,600	*	Korea Electric Power Corp	1,138,560
3,828		Korea Gas Corp	212,625
5,500		Korea Investment Holdings Co Ltd	198,850
2,096		Korea Kumho Petrochemical	167,395
26,400		Korea Life Insurance Co Ltd	158,209
1,317		Korea Zinc Co Ltd	336,839
4,540	*	Korean Air Lines Co Ltd	113,962
6,040		KT Corp	195,441
19,304		KT&G Corp	1,300,766
7,811		LG Chem Ltd	1,959,122
1,399		LG Chem Ltd (Preference)	158,589
15,853		LG Corp	921,334
18,029	e	LG Electronics, Inc	1,169,497
1,576		LG Household & Health Care Ltd	829,845
1,505	*	LG Innotek Co Ltd	122,281
34,440		LG Telecom Ltd	419,991
38,610	*	LG.Philips LCD Co Ltd	957,878
88		Lotte Confectionery Co Ltd	124,172
1,805		Lotte Shopping Co Ltd	564,176
2,611		LS Cable Ltd	167,331
1,838		LS Industrial Systems Co Ltd	109,733
2,889		Mirae Asset Securities Co Ltd	106,732
2,365		NCsoft	358,388
6,537		NHN Corp	1,707,822
600		Orion Corp	544,769
415		Pacific Corp	143,407
11,078		POSCO	3,181,773
2,144		S1 Corp (Korea)	132,636
5,568		Samsung Card Co	187,052
20,984		Samsung Corp	1,037,706
9,903		Samsung Electro-Mechanics Co Ltd	712,237
18,536		Samsung Electronics Co Ltd	21,122,077
3,448		Samsung Electronics Co Ltd (Preference)	2,509,022
4,451		Samsung Engineering Co Ltd	311,266
5,948		Samsung Fire & Marine Insurance Co Ltd	1,269,561
270

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

27,090		Samsung Heavy Industries Co Ltd	$962,209
9,926		Samsung Life Insurance Co Ltd	949,309
5,765		Samsung SDI Co Ltd	835,283
9,951		Samsung Securities Co Ltd	407,446
5,817		Samsung Techwin Co Ltd	364,337
71,796		Shinhan Financial Group Co Ltd	2,617,118
1,042		Shinsegae Co Ltd	202,759
3,448		SK C&C Co Ltd	311,381
4,404		SK Corp	691,839
11,490		SK Energy Co Ltd	1,553,560
14,850		SK Networks Co Ltd	85,829
1,236		SK Telecom Co Ltd	242,171
4,000	e	SK Telecom Co Ltd (ADR)	86,360
9,955		S-Oil Corp	668,802
8,482		Woongjin Coway Co Ltd	452,227
59,600		Woori Finance Holdings Co Ltd	596,399
17,881		Woori Investment & Securities Co Ltd	186,110
1,187		Yuhan Corp	222,588
		TOTAL KOREA, REPUBLIC OF	88,063,791

MALAYSIA - 3.7%
187,900		AirAsia BHD	182,760
111,000		Alliance Financial Group BHD	183,403
292,400		AMMB Holdings BHD	705,904
19,500		Asiatic Development BHD	59,269
243,300		Astro Malaysia Holdings BHD	224,778
101,851		Berjaya Sports Toto BHD	131,238
19,400		British American Tobacco Malaysia BHD	366,254
219,400		Bumi Armada BHD	267,149
766,300		Bumiputra-Commerce Holdings BHD	1,857,423
579,900		Digi.Com BHD	830,831
156,300		Felda Global Ventures Holdings BHD	212,033
248,400		Gamuda BHD	364,213
343,100		Genting BHD	1,038,674
75,120		Hong Leong Bank BHD	318,987
17,800		Hong Leong Credit BHD	76,666
316,900	*	IHH Healthcare BHD	390,557
163,400		IJM Corp BHD	291,394
484,700		IOI Corp BHD	817,057
74,200		Kuala Lumpur Kepong BHD	484,908
48,200		Lafarge Malayan Cement BHD	153,634
743,610		Malayan Banking BHD	2,350,655
59,823		Malaysia Airports Holdings BHD	124,293
380,900		Maxis BHD	835,246
165,500	*	MISC BHD	277,534
61,500		MMC Corp BHD	50,935
56,931		Parkson Holdings BHD	63,179
4,500	*	Perdana Petroleum BHD	2,565
461,100		Petronas Chemicals Group BHD	940,790
88,000		Petronas Dagangan BHD	727,004
97,900		Petronas Gas BHD	628,961
271

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

67,700		PPB Group BHD	$310,832
163,700		Public Bank BHD (Foreign)	870,349
497,600		Resorts World BHD	637,858
93,166		RHB Capital BHD	236,745
627,800	*	Sapurakencana Petroleum BHD	746,294
494,100		Sime Darby BHD	1,444,046
185,500		Telekom Malaysia BHD	301,352
500,850		Tenaga Nasional BHD	1,373,016
449,300		TM International BHD	939,930
6,800	*	Tune Ins Holdings BHD	4,212
178,100		UEM Land Holdings BHD	147,004
81,800		UMW Holdings BHD	349,758
742,300		YTL Corp BHD	381,866
304,166		YTL Power International BHD	151,871
		TOTAL MALAYSIA	22,853,427

MEXICO - 5.4%
477,950		Alfa S.A. de C.V. (Class A)	1,226,986
6,456,970	e	America Movil S.A. de C.V. (Series L)	6,794,283
22,641	*	Cemex Latam Holdings S.A.	182,825
1,894,000	*,e	Cemex S.A. de C.V.	2,182,747
74,460		Coca-Cola Femsa S.A. de C.V.	1,051,718
152,586	e	Compartamos SAB de C.V.	276,196
2,300		Concentradora Fibra Hotelera Mexicana S.A. de C.V.	4,522
67,000		Controladora Comercial Mexicana S.A. de C.V.	283,521
33,300		El Puerto de Liverpool SAB de C.V.	384,158
52,525	e	Embotelladoras Arca SAB de C.V.	393,380
224,400		Fibra Uno Administracion S.A. de C.V.	716,274
331,237	e	Fomento Economico Mexicano S.A. de C.V.	3,303,358
120,000	*,e	Genomma Lab Internacional S.A. de C.V.	281,380
48,328		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	251,577
34,200	e	Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	405,599
266,520	e	Grupo Bimbo S.A. de C.V. (Series A)	901,424
80,198		Grupo Carso S.A. de C.V. (Series A1)	399,271
52,100		Grupo Comercial Chedraui S.a. DE C.V.	168,952
408,087		Grupo Financiero Banorte S.A. de C.V.	2,592,728
368,532		Grupo Financiero Inbursa S.A.	864,147
312,100		Grupo Financiero Santander Mexico SAB de C.V.	905,066
643,456		Grupo Mexico S.A. de C.V. (Series B)	1,982,345
434,626	e	Grupo Televisa S.A.	2,350,286
28,800	*,e	Industrias CH SAB de C.V.	184,781
21,472		Industrias Penoles S.A. de C.V.	674,869
258,942		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	851,466
177,496	e	Mexichem SAB de C.V.	830,591
83,040	*,e	Minera Frisco SAB de C.V.	182,298
106,100	*,e	OHL Mexico SAB de CV	281,100
906,189		Wal-Mart de Mexico S.A. de C.V. (Series V)	2,479,600
		TOTAL MEXICO	33,387,448
272

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

MOROCCO - 0.1%
6,910		Attijariwafa Bank	$267,389
11,822		Douja Promotion Groupe Addoha S.A.	62,181
12,297		Maroc Telecom	137,168
		TOTAL MOROCCO	466,738

PERU - 0.3%
31,722		Cia de Minas Buenaventura S.A. (Series B)	453,625
11,372		Credicorp Ltd (NY)	1,350,880
		TOTAL PERU	1,804,505

PHILIPPINES - 1.0%
288,220		Aboitiz Equity Ventures, Inc	333,812
290,000		Aboitiz Power Corp	233,381
352,800		Alliance Global Group, Inc	213,432
29,908		Ayala Corp	415,791
857,300		Ayala Land, Inc	593,173
243,556		Banco de Oro Universal Bank	454,161
104,204		Bank of the Philippine Islands	225,762
102,420		DMCI Holdings, Inc	125,450
4,915		Globe Telecom, Inc	184,718
122,900		International Container Term Services, Inc	259,359
66,610		Jollibee Foods Corp	237,723
1,949,800		Metro Pacific Investments Corp	242,347
54,641		Metropolitan Bank & Trust	133,589
7,440		Philippine Long Distance Telephone Co	519,666
1,227,200		PNOC Energy Development Corp	170,642
45,530		SM Investments Corp	995,828
891,275		SM Prime Holdings	360,130
146,320		Universal Robina	418,749
		TOTAL PHILIPPINES	6,117,713

POLAND - 1.5%
5,257	*	Alior Bank S.A.	139,971
2,446		Bank Handlowy w Warszawie S.A.	73,668
34,133	*	Bank Millennium S.A.	66,241
21,611		Bank Pekao S.A.	1,109,305
4,310		Bank Zachodni WBK S.A.	438,188
1,634		BRE Bank S.A.	219,434
21,969	*	Cyfrowy Polsat S.A.	145,718
10,755		Enea S.A.	45,475
12,113		Eurocash S.A.	225,494
18,197	*	Grupa Lotos S.A.	187,676
4,931		Jastrzebska Spolka Weglowa S.A.	103,051
24,021		KGHM Polska Miedz S.A.	832,368
405,208		Polish Oil & Gas Co	785,438
127,972		Polska Grupa Energetyczna S.A.	605,136
601	*	Polski Holding Nieruchomosci S.A.	4,938
64,607		Polski Koncern Naftowy Orlen S.A.	877,047
148,290		Powszechna Kasa Oszczednosci Bank Polski S.A.	1,726,024
273

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

9,474		Powszechny Zaklad Ubezpieczen S.A.	$1,344,907
60,861		Synthos S.A.	83,662
160,505		Tauron Polska Energia S.A.	220,607
105,783		Telekomunikacja Polska S.A.	251,533
6,955		Zaklady Azotowe w Tarnowie-Moscicach S.A.	141,716
		TOTAL POLAND	9,627,597

RUSSIA - 5.6%
16,845		AFK Sistema (GDR)	370,072
105,748	*	Federal Grid Co Unified Energy System JSC (GDR)	169,197
335,000	d	Gazprom (ADR)	2,602,950
700,884		Gazprom OAO (ADR)	5,416,147
6,127		Gazpromneft OAO (ADR)	107,848
14,992		Gold Wheaton Gold Corp (GDR)	63,416
92,446		LUKOIL (ADR)	5,439,827
43,123		Magnit OAO (GDR)	2,481,006
11,500		MegaFon OAO (ADR)	365,456
85,330		MMC Norilsk Nickel (ADR)	1,141,054
83,519		Mobile TeleSystems (ADR)	1,627,785
16,698		NovaTek OAO (GDR)	1,937,208
227,100		Rosneft Oil Co (GDR)	1,604,514
29,196		Rostelecom (ADR)	593,087
154,380		RusHydro (ADR)	261,674
478,923		Sberbank of Russian Federation (ADR)	5,497,890
24,533		Severstal (GDR)	184,404
237,239		Surgutneftegaz (ADR)	1,869,683
43,768		Tatneft (GDR)	1,608,655
6,861		TMK OAO (GDR)	92,623
43,050		Uralkali (GDR)	932,521
236,946		VTB Bank OJSC (GDR)	665,543
		TOTAL RUSSIA	35,032,560

SOUTH AFRICA - 6.9%
52,721		ABSA Group Ltd	761,649
117,508	e	African Bank Investments Ltd	173,305
15,929		African Rainbow Minerals Ltd	261,780
10,378	*,e	Anglo Platinum Ltd	367,160
64,901		AngloGold Ashanti Ltd	851,596
49,064		Aspen Pharmacare Holdings Ltd	1,087,509
4,489		Assore Ltd	151,370
33,235		Barloworld Ltd	275,525
49,507		Bidvest Group Ltd	1,222,957
44,018		Discovery Holdings Ltd	397,307
532,162		FirstRand Ltd	1,596,369
33,861	e	Foschini Ltd	344,628
123,838		Gold Fields Ltd	742,027
280,192		Growthpoint Properties Ltd	705,958
60,433		Harmony Gold Mining Co Ltd	228,129
90,667	e	Impala Platinum Holdings Ltd	890,550
31,036		Imperial Holdings Ltd	646,890
274

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

37,734		Investec Ltd	$252,854
12,456	e	Kumba Iron Ore Ltd	551,580
33,036	e	Kumba Resources Ltd	509,213
16,705		Liberty Holdings Ltd	207,040
152,652		Life Healthcare Group Holdings Pte Ltd	556,250
15,690	e	Massmart Holdings Ltd	266,390
152,059		Metropolitan Holdings Ltd	330,741
37,912		Mr Price Group Ltd	494,207
285,858	e	MTN Group Ltd	5,351,725
96,635		Nampak Ltd	312,621
66,536		Naspers Ltd (N Shares)	5,564,539
33,062	e	Nedbank Group Ltd	595,358
154,965		Network Healthcare Holdings Ltd	368,176
39,424	*	Northam Platinum Ltd	144,596
30,094	e	Pick’n Pay Stores Ltd	115,245
70,625	e	PPC Ltd	207,605
389,979		Redefine Income Fund Ltd	388,180
80,272		Remgro Ltd	1,533,134
24,623		Reunert Ltd	167,198
110,128		RMB Holdings Ltd	452,736
85,078		RMI Holdings	232,340
294,384		Sanlam Ltd	1,414,727
83,367	*,e	Sappi Ltd	222,471
100,859		Sasol Ltd	4,633,917
73,516		Shoprite Holdings Ltd	1,243,136
26,862		Spar Group Ltd	312,029
206,678		Standard Bank Group Ltd	2,311,042
207,263	*,e	Steinhoff International Holdings Ltd	548,774
27,687	e	Tiger Brands Ltd	861,030
73,109	e	Truworths International Ltd	618,888
61,105	e	Vodacom Group Pty Ltd	721,316
125,165		Woolworths Holdings Ltd	853,841
		TOTAL SOUTH AFRICA	43,047,608

TAIWAN - 11.1%
398,000	*	Acer, Inc	293,866
1,040,372		Advanced Semiconductor Engineering, Inc	852,956
39,900		Advantech Co Ltd	192,889
376,849		Asia Cement Corp	472,389
116,500		Asustek Computer, Inc	1,016,032
1,461,000	*	AU Optronics Corp	526,239
116,000		Catcher Technology Co Ltd	501,630
1,222,664		Cathay Financial Holding Co Ltd	1,776,387
117,000		Chailease Holding Co Ltd	280,669
691,098		Chang Hwa Commercial Bank	396,174
5,000		CHC Healthcare Group	13,726
241,296		Cheng Shin Rubber Industry Co Ltd	798,292
54,410		Cheng Uei Precision Industry Co Ltd	110,393
74,113		Chicony Electronics Co Ltd	177,585
319,333	*	China Airlines	118,213
2,207,754		China Development Financial Holding Corp	624,666
275

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

329,675		China Life Insurance Co Ltd (Taiwan)	$338,108
23,000		China Motor Corp	19,375
314,605		China Petrochemical Development Corp	161,022
1,989,618		China Steel Corp	1,644,226
2,166,980		Chinatrust Financial Holding Co	1,429,363
661,600		Chunghwa Telecom Co Ltd	2,115,094
64,497		Clevo Co	119,990
668,000		Compal Electronics, Inc	462,768
90,000		CTCI Corp	161,842
306,000		Delta Electronics, Inc	1,484,324
694,920		E.Sun Financial Holding Co Ltd	463,443
131,000		Epistar Corp	218,149
206,100	*	Eva Airways Corp	114,850
241,299	*	Evergreen Marine Corp Tawain Ltd	135,141
127,992		Far Eastern Department Stores Co Ltd	121,904
512,895		Far Eastern Textile Co Ltd	578,670
283,000		Far EasTone Telecommunications Co Ltd	720,047
34,000		Farglory Land Development Co Ltd	61,780
69,000		Feng Hsin Iron & Steel Co	121,557
1,106,860		First Financial Holding Co Ltd	686,071
547,270		Formosa Chemicals & Fibre Corp	1,361,382
4,310		Formosa International Hotels Corp	55,395
266,000		Formosa Petrochemical Corp	691,436
699,600		Formosa Plastics Corp	1,757,939
60,000		Formosa Taffeta Co Ltd	56,186
129,722		Foxconn Technology Co Ltd	321,752
1,155,812		Fubon Financial Holding Co Ltd	1,622,518
1,357,800		Fuhwa Financial Holdings Co Ltd	708,172
43,000		Giant Manufacturing Co Ltd	325,080
5,000		Hermes Microvision, Inc	154,833
119,500		High Tech Computer Corp	634,137
39,200		Highwealth Construction Corp	87,389
25,752		Hiwin Technologies Corp	160,808
1,695,930		Hon Hai Precision Industry Co, Ltd	4,391,292
38,000		Hotai Motor Co Ltd	419,940
788,119		Hua Nan Financial Holdings Co Ltd	458,557
1,104,694		InnoLux Display Corp	489,404
347,060		Inventec Co Ltd	261,752
41,000		Kinsus Interconnect Technology Corp	145,982
17,000		Largan Precision Co Ltd	590,381
54,042		LEE Chang Yung Chem IND Corp	73,429
338,152		Lite-On Technology Corp	575,648
206,352		MediaTek, Inc	2,477,232
1,494,642		Mega Financial Holding Co Ltd	1,248,261
31,000		Merida Industry Co Ltd	206,709
29,513		MStar Semiconductor, Inc	233,598
43,553		Nan Kang Rubber Tire Co Ltd	51,884
786,000		Nan Ya Plastics Corp	1,650,683
87,000		Novatek Microelectronics Corp Ltd	384,543
253,000	*	Pegatron Technology Corp	373,505
276

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

22,000		Phison Electronics Corp	$163,981
347,000		Pou Chen Corp	355,086
105,000		Powertech Technology, Inc	201,132
99,000		President Chain Store Corp	737,639
419,000		Quanta Computer, Inc	974,609
68,814		Radiant Opto-Electronics Corp	215,387
67,411		Realtek Semiconductor Corp	161,015
87,735		Ruentex Development Co Ltd	171,464
64,461		Ruentex Industries Ltd	147,487
28,000		Scinopharm Taiwan Ltd	79,592
1,069,563	*	Shin Kong Financial Holding Co Ltd	362,149
493,000		Siliconware Precision Industries Co	571,327
41,490		Simplo Technology Co Ltd	182,507
1,059,040		SinoPac Financial Holdings Co Ltd	533,239
51,240		Standard Foods Corp	154,832
198,000		Synnex Technology International Corp	248,691
1,099,590		Taishin Financial Holdings Co Ltd	511,474
328,363	*	Taiwan Business Bank	99,785
589,914		Taiwan Cement Corp	720,504
915,165		Taiwan Cooperative Financial Holding	523,165
140,000		Taiwan Fertilizer Co Ltd	342,002
104,129		Taiwan Glass Industrial Corp	97,660
290,200		Taiwan Mobile Co Ltd	1,054,209
4,131,000		Taiwan Semiconductor Manufacturing Co Ltd	14,048,236
299,000		Teco Electric and Machinery Co Ltd	325,703
37,626		TPK Holding Co Ltd	441,620
28,000		Transcend Information, Inc	81,220
58,760		Tripod Technology Corp	122,312
90,540		TSRC Corp	164,144
117,000		Tung Ho Steel Enterprise Corp	99,052
55,000		U-Ming Marine Transport Corp	83,246
191,000		Unimicron Technology Corp	175,298
717,754		Uni-President Enterprises Corp	1,463,997
2,071,000		United Microelectronics Corp	926,323
104,000		Vanguard International Semiconductor Corp	103,807
434,000	*	Walsin Lihwa Corp	126,961
88,000		Wan Hai Lines Ltd	47,073
331,044		Wistron Corp	315,320
210,500		WPG Holdings Co Ltd	261,760
148,700	*	Yang Ming Marine Transport	63,211
104,000		Yulon Motor Co Ltd	167,809
33,127		Zhen Ding Technology Holding Ltd	74,643
		TOTAL TAIWAN	68,980,328

THAILAND - 2.6%
164,200		Advanced Info Service PCL	1,458,390
57,400		Airports of Thailand PCL	326,055
210,500		Bangkok Bank PCL (Foreign)	1,406,243
44,100		Bangkok Dusit Medical Services PCL	206,451
264,800		Bank of Ayudhya PCL (Foreign)	315,358
277

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

16,000		Banpu PCL	$118,056
119,200		BEC World PCL (Foreign)	234,256
1,076,800		Central Pattana PCL	1,480,972
373,100		Charoen Pokphand Foods PCL	334,094
686,200		CP Seven Eleven PCL	783,759
40,900		Glow Energy PCL	89,373
885,400		Home Product Center PCL	333,473
149,178		Indorama Ventures PCL (Foreign)	84,758
1,944,800		IRPC PCL	197,502
285,500		Kasikornbank PCL (Foreign)	1,706,080
485,050		Krung Thai Bank PCL	272,744
195,700		Minor International PCL (Foreign)	143,595
247,984		PTT Exploration & Production PCL	1,236,154
252,741		PTT Global Chemical PCL	533,237
152,300		PTT PCL	1,610,299
7,700		Siam Cement PCL	112,606
51,200		Siam Cement PCL (Foreign)	751,549
258,700		Siam Commercial Bank PCL	1,310,169
13,200		Siam Makro PCL	327,421
186,600		Thai Oil PCL	363,395
717,100	*	True Corp PCL	179,569
		TOTAL THAILAND	15,915,558

TURKEY - 1.7%
302,973		Akbank TAS	1,159,983
31,606		Anadolu Efes Biracilik Ve Malt Sanayii AS	434,979
32,178		Arcelik AS	214,437
35,354		BIM Birlesik Magazalar AS	813,343
9,456		Coca-Cola Icecek AS	265,713
61,054		Emlak Konut Gayrimenkul Yatiri	84,596
59,448		Enka Insaat ve Sanayi AS	163,883
228,251		Eregli Demir ve Celik Fabrikalari TAS	226,384
8,900		Ford Otomotiv Sanayi AS	127,689
133,516		Haci Omer Sabanci Holding AS	667,476
7,035	*	Halk Gayrimenkul Yatrm Ortakli	4,323
100,436		KOC Holding AS	442,891
6,898		Koza Altin Isletmeleri AS	95,095
23,631		TAV Havalimanlari Holding AS	147,700
12,526		Tofas Turk Otomobil Fabrik	82,763
30,254		Tupras Turkiye Petrol Rafine	647,695
87,287		Turk Hava Yollari	366,538
74,771		Turk Sise ve Cam Fabrikalari AS	107,343
71,496		Turk Telekomunikasyon AS	256,073
132,075	*	Turkcell Iletisim Hizmet AS	766,003
395,806		Turkiye Garanti Bankasi AS	1,544,673
107,326		Turkiye Halk Bankasi AS	806,227
280,703		Turkiye Is Bankasi (Series C)	743,509
120,429		Turkiye Vakiflar Bankasi Tao	262,129
134,576		Yapi ve Kredi Bankasi	292,827
		TOTAL TURKEY	10,724,272
278

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

UKRAINE - 0.0%
7,192	*	Kernel Holding S.A.	$112,255
		TOTAL UKRAINE	112,255

UNITED STATES - 2.7%
134,000	e	iShares MSCI Emerging Markets	5,221,980
30,000	*	iShares MSCI South Korea Index Fund	1,674,900
27,496		Southern Copper Corp (NY)	716,821
229,682		Vanguard Emerging Markets ETF	8,975,972
		TOTAL UNITED STATES	16,589,673

		TOTAL COMMON STOCKS	599,595,183
		(Cost $627,342,439)

PREFERRED STOCKS - 0.7%

BRAZIL - 0.7%
116,207	*	Ambev Cia De Bebidas Das	4,381,162
		TOTAL BRAZIL	4,381,162

PHILIPPINES - 0.0%
307,700	*,m	Ayala Land, Inc (Preferred B)	708
		TOTAL PHILIPPINES	708

		TOTAL PREFERRED STOCKS	4,381,870
		(Cost $4,068,673)

RIGHTS / WARRANTS - 0.0%
BRAZIL - 0.0%
3,344		MPX Energia S.A.	674
		TOTAL BRAZIL	674

		TOTAL RIGHTS / WARRANTS	674
		(Cost $0)

279

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

SHORT-TERM INVESTMENTS - 6.6%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 6.6%
40,947,601	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$40,947,601
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	40,947,601
		TOTAL SHORT-TERM INVESTMENTS	40,947,601
		(Cost $40,947,601)

		TOTAL INVESTMENTS - 103.7%	644,925,328
		(Cost $672,358,713)
		OTHER ASSETS & LIABILITIES, NET - (3.7)%	(23,273,409)
		NET ASSETS - 100.0%	$621,651,919

Abbreviation(s):
ADR American Depositary Receipt
ETF Exchange Traded Fund
GDR Global Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $38,457,214.
m	Indicates a security that has been deemed illiquid.
280

TIAA-CREF LIFE FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY INDEX FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

July 31, 2013

SECTOR	VALUE	% OF NET ASSETS
FINANCIALS	$177,606,350	28.6%
INFORMATION TECHNOLOGY	85,729,814	13.8
ENERGY	68,327,220	11.0
MATERIALS	56,023,227	9.0
CONSUMER STAPLES	54,356,837	8.7
CONSUMER DISCRETIONARY	49,504,053	8.0
TELECOMMUNICATION SERVICES	46,767,734	7.5
INDUSTRIALS	36,968,731	5.9
UTILITIES	19,706,755	3.2
HEALTH CARE	8,987,006	1.4
SHORT - TERM INVESTMENTS	40,947,601	6.6
OTHER ASSETS & LIABILITIES, NET	(23,273,409)	(3.7)

NET ASSETS	$621,651,919	100.0%
281

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUSTRALIA - 7.7%
219,754		AGL Energy Ltd	$2,872,707
148,863	*,e	ALS Ltd	1,134,577
1,041,043	*,e	Alumina Ltd	906,105
484,866		Amcor Ltd	4,607,930
1,191,449		AMP Ltd	4,837,851
334,332	e	APA Group	1,803,168
394,943		Asciano Group	1,801,804
1,116,773		Australia & New Zealand Banking Group Ltd	29,837,600
78,282		Australian Stock Exchange Ltd	2,448,857
165,813	e	Bendigo Bank Ltd	1,590,686
1,307,399		BHP Billiton Ltd	40,875,458
308,791	e	Boral Ltd	1,176,061
632,437		Brambles Ltd	5,156,415
54,899		Caltex Australia Ltd	922,881
882,665		CFS Gandel Retail Trust	1,625,875
230,576		Coca-Cola Amatil Ltd	2,661,323
23,337	e	Cochlear Ltd	1,280,526
655,280		Commonwealth Bank of Australia	43,678,046
191,988		Computershare Ltd	1,687,940
166,146		Crown Ltd	1,910,225
202,710		CSL Ltd	12,038,339
1,963,880		DB RREEF Trust	1,851,188
319,663		Echo Entertainment Group Ltd	753,632
590,327		Federation Centres	1,242,336
22,603	e	Flight Centre Ltd	921,576
645,096	e	Fortescue Metals Group Ltd	2,117,973
707,634		GPT Group (ASE)	2,326,698
220,625	e	Harvey Norman Holdings Ltd	526,995
172,977	e	Iluka Resources Ltd	1,710,434
655,161		Incitec Pivot Ltd	1,548,211
836,003		Insurance Australia Group Ltd	4,364,431
71,433	e	Leighton Holdings Ltd	1,059,849
217,975		Lend Lease Corp Ltd	1,716,895
696,510		Macquarie Goodman Group	2,952,777
124,313		Macquarie Group Ltd	4,899,646
364,583	e	Metcash Ltd	1,130,034
1,496,998		Mirvac Group	2,205,553
953,551		National Australia Bank Ltd	26,756,523
311,252		Newcrest Mining Ltd	3,428,402
148,625		Orica Ltd	2,414,702
441,166		Origin Energy Ltd	4,734,520
448,578	*	Qantas Airways Ltd	507,852
486,948		QBE Insurance Group Ltd	7,191,686
826,210		QR National Ltd	3,370,069
282

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

53,450		Ramsay Health Care Ltd	$1,768,321
177,326		Rio Tinto Ltd	9,170,639
389,329		Santos Ltd	4,777,282
131,676		Seek Ltd	1,115,853
155,106		Sonic Healthcare Ltd	1,995,987
675,389		SP AusNet	715,942
894,425		Stockland Trust Group	2,877,169
524,058		Suncorp-Metway Ltd	6,028,678
96,434		Sydney Airport	311,175
298,816	e	Tabcorp Holdings Ltd	877,705
574,107		Tattersall’s Ltd	1,645,708
1,776,913		Telstra Corp Ltd	7,961,804
280,463		Toll Holdings Ltd	1,342,496
576,141		Transurban Group	3,509,068
278,586		Treasury Wine Estates Ltd	1,193,727
409,114		Wesfarmers Ltd	14,911,153
861,900		Westfield Group	8,692,890
1,234,727		Westfield Retail Trust	3,337,196
1,263,546		Westpac Banking Corp	35,051,722
254,751	e	Whitehaven Coal Ltd	449,998
267,573		Woodside Petroleum Ltd	9,035,322
506,606		Woolworths Ltd	15,171,076
84,346		WorleyParsons Ltd	1,668,763
		TOTAL AUSTRALIA	378,196,030

AUSTRIA - 0.3%
29,115		Andritz AG.	1,573,526
111,323	e	Erste Bank der Oesterreichischen Sparkassen AG.	3,375,122
69,565	m,*,e	Immoeast AG.	0
383,184		Immofinanz Immobilien Anlagen AG.	1,569,361
28,580		Oest Elektrizitatswirts AG. (Class A)	563,092
59,877		OMV AG.	2,648,880
19,037		Raiffeisen International Bank Holding AG.	577,762
90,500		Telekom Austria AG.	628,685
45,379		Voestalpine AG.	1,740,898
15,511		Wiener Staedtische Allgemeine Versicherung AG.	801,012
		TOTAL AUSTRIA	13,478,338

BELGIUM - 1.2%
93,962		Ageas	3,763,675
60,913	e	Belgacom S.A.	1,490,959
30,899		Colruyt S.A.	1,762,013
41,649	e	Delhaize Group	2,748,040
32,336		Groupe Bruxelles Lambert S.A.	2,624,484
326,544		InBev NV	31,400,897
92,995		KBC Groep NV	3,743,850
23,882		Solvay S.A.	3,237,306
20,503		Telenet Group Holding NV	992,716
45,311		UCB S.A.	2,609,039
45,891		Umicore	2,065,826
		TOTAL BELGIUM	56,438,805
283

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

CHINA - 0.1%
296,500	e	AAC Technologies Holdings, Inc	$1,379,648
1,481,500		BOC Hong Kong Holdings Ltd	4,647,844
873,000	*,e	Yangzijiang Shipbuilding	641,855
		TOTAL CHINA	6,669,347

DENMARK - 1.1%
216		AP Moller - Maersk AS (Class A)	1,597,435
534		AP Moller - Maersk AS (Class B)	4,187,448
43,189		Carlsberg AS (Class B)	4,280,946
45,169		Coloplast AS	2,638,635
266,444	*	Danske Bank AS	4,904,470
76,416		DSV AS	2,002,609
165,799		Novo Nordisk AS (Class B)	28,130,452
94,231		Novozymes AS	3,229,944
306,843		TDC AS	2,685,030
10,038		TrygVesta AS	909,851
10,970	*,e	William Demant Holding	966,110
		TOTAL DENMARK	55,532,930

FINLAND - 0.8%
56,268	e	Elisa Oyj (Series A)	1,211,621
180,786	e	Fortum Oyj	3,575,871
26,023		Kesko Oyj (B Shares)	818,446
63,515	e	Kone Oyj (Class B)	4,730,481
51,177		Metso Oyj	1,803,005
53,073	e	Neste Oil Oyj	766,907
1,521,629	*,e	Nokia Oyj	6,015,649
46,359	e	Nokian Renkaat Oyj	2,058,969
56,832		OKO Bank (Class A)	984,355
39,934	e	Orion Oyj (Class B)	977,532
171,621		Sampo Oyj (A Shares)	7,516,392
226,091	e	Stora Enso Oyj (R Shares)	1,677,280
214,502	e	UPM-Kymmene Oyj	2,388,002
72,123	e	Wartsila Oyj (B Shares)	3,269,588
		TOTAL FINLAND	37,794,098

FRANCE - 9.5%
64,068		Accor S.A.	2,414,963
12,179	e	Aeroports de Paris	1,258,111
127,458	e	Air Liquide	16,920,236
87,999	e	Alstom RGPT	2,977,730
25,659		Arkema	2,571,483
22,402		Atos Origin S.A.	1,685,200
729,167		AXA S.A.	16,071,874
404,405		BNP Paribas	26,220,505
79,720		Bouygues S.A.	2,334,357
88,749		Bureau Veritas S.A.	2,634,451
58,283		Cap Gemini S.A.	3,187,719
245,063		Carrefour S.A.	7,508,100
22,761		Casino Guichard Perrachon S.A.	2,343,848
22,173		Christian Dior S.A.	3,929,131
284

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

65,258		CNP Assurances	$1,103,668
162,031		Compagnie de Saint-Gobain	7,526,173
64,297	*	Compagnie Generale de Geophysique S.A.	1,623,192
83,017		Compagnie Generale d’Optique Essilor International S.A.	9,291,013
409,050	*	Credit Agricole S.A.	3,904,730
25,339		Dassault Systemes S.A.	3,330,956
81,575		Edenred	2,614,298
98,149		Electricite de France	2,877,044
12,985		Eurazeo	834,260
237,026		European Aeronautic Defence and Space Co	14,194,279
58,409		Eutelsat Communications	1,632,489
11,479		Fonciere Des Regions	941,633
752,605	*	France Telecom S.A.	7,422,982
539,128		Gaz de France	11,307,837
8,698		Gecina S.A.	1,065,159
232,306		Groupe Danone	18,397,595
223,908		Groupe Eurotunnel S.A.	1,756,598
14,585		Icade	1,318,860
9,526		Iliad S.A.	2,247,541
14,998		Imerys S.A.	991,619
28,530	e	JC Decaux S.A.	913,779
41,130		Klepierre	1,784,445
75,780	e	Lafarge S.A.	4,847,568
45,337		Lagardere S.C.A.	1,436,584
101,662		Legrand S.A.	5,267,806
98,474		L’Oreal S.A.	16,507,339
103,105		LVMH Moet Hennessy Louis Vuitton S.A.	18,768,137
74,137		Michelin (C.G.D.E.) (Class B)	7,434,261
377,096		Natixis	1,926,941
86,303	e	Pernod-Ricard S.A.	10,297,379
30,766	e	PPR	7,055,688
72,478	e	Publicis Groupe S.A.	5,847,226
10,230	e	Remy Cointreau S.A.	1,059,372
78,379		Renault S.A.	6,175,438
60,850		Rexel S.A.	1,480,016
101,761		Safran S.A.	5,975,860
485,566		Sanofi-Aventis	50,830,849
214,672		Schneider Electric S.A.	17,100,951
62,052		SCOR	1,977,412
12,063		Societe BIC S.A.	1,339,970
285,694		Societe Generale	11,494,286
38,020		Sodexho Alliance S.A.	3,472,816
114,112		Suez Environnement S.A.	1,619,031
41,332	e	Technip S.A.	4,560,511
37,022		Thales S.A.	1,906,489
866,676		Total S.A.	46,183,776
38,631		Unibail-Rodamco	9,386,033
43,279		Vallourec	2,556,335
143,347	e	Veolia Environnement	1,929,800
188,761		Vinci S.A.	10,210,244
483,827		Vivendi Universal S.A.	10,345,518
12,886	e	Wendel	1,489,860
285

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

13,807	e	Zodiac S.A.	$2,005,933
		TOTAL FRANCE	461,627,287

GERMANY - 8.6%
85,094		Adidas-Salomon AG.	9,484,996
185,576		Allianz AG.	28,918,568
18,372	e	Axel Springer AG.	961,889
373,886		BASF AG.	33,136,933
336,195		Bayer AG.	39,077,583
134,654		Bayerische Motoren Werke AG.	13,179,773
21,950		Bayerische Motoren Werke AG. (Preference)	1,668,789
41,420		Beiersdorf AG.	3,830,276
20,950		Brenntag AG.	3,448,005
35,030		Celesio AG.	791,624
395,585	*	Commerzbank AG.	3,367,394
44,750		Continental AG.	7,046,738
390,900		Daimler AG. (Reg)	27,117,328
414,847		Deutsche Bank AG.	18,715,141
78,372		Deutsche Boerse AG.	5,552,253
92,999		Deutsche Lufthansa AG.	1,863,674
367,900		Deutsche Post AG.	10,287,959
1,141,318		Deutsche Telekom AG.	13,878,398
731,578		E.ON AG.	12,421,534
14,250	e	Fraport AG. Frankfurt Airport Services Worldwide	922,518
86,736		Fresenius Medical Care AG.	5,476,877
50,723		Fresenius SE	6,385,396
15,036	e	Fuchs Petrolub AG. (Preference)	1,122,015
73,201		GEA Group AG.	3,025,240
24,533		Hannover Rueckversicherung AG.	1,822,129
56,924		HeidelbergCement AG.	4,385,456
52,493		Henkel KGaA	4,350,117
72,490		Henkel KGaA (Preference)	7,085,824
12,519		Hochtief AG.	953,514
13,068		Hugo Boss AG.	1,517,256
439,180		Infineon Technologies AG.	3,897,237
70,212	e	K&S AG.	1,734,278
35,970		Kabel Deutschland Holding AG.	4,049,745
34,320		Lanxess AG.	2,148,222
75,472		Linde AG.	14,538,377
14,039	e	MAN AG.	1,600,439
26,279		Merck KGaA	4,341,919
52,848		Metro AG.	1,823,546
73,018		Muenchener Rueckver AG.	14,499,385
33,865	*	Osram Licht AG.	1,320,032
62,290		Porsche AG.	5,281,366
42,156	e	ProSiebenSat.1 Media AG.	1,726,189
198,300		RWE AG.	5,972,666
15,797	e	RWE AG. (Preference)	473,591
374,897	*	SAP AG.	27,469,232
322,705		Siemens AG.	35,443,089
34,738	*,e	Suedzucker AG.	1,134,769
112,286		Telefonica Deutschland Holding AG.	769,095
286

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

157,249	*	ThyssenKrupp AG.	$3,416,185
43,617		United Internet AG.	1,424,685
11,946		Volkswagen AG.	2,714,684
58,847		Volkswagen AG. (Preference)	13,960,465
		TOTAL GERMANY	421,534,393

GREECE - 0.0%
100,000	*	Hellenic Telecommunications Organization S.A.	902,886
97,260		OPAP S.A.	872,871
		TOTAL GREECE	1,775,757

HONG KONG - 2.8%
4,898,200		AIA Group Ltd	23,184,832
98,300	e	ASM Pacific Technology	1,067,494
476,255	e	Bank of East Asia Ltd	1,785,286
539,000		Cathay Pacific Airways Ltd	996,532
562,000		Cheung Kong Holdings Ltd	7,888,377
249,000		Cheung Kong Infrastructure Holdings Ltd	1,719,149
713,000		CLP Holdings Ltd	5,910,726
1,145,750		First Pacific Co	1,294,832
848,000	*,e	Galaxy Entertainment Group Ltd	4,463,337
894,000		Hang Lung Properties Ltd	2,893,988
311,000	e	Hang Seng Bank Ltd	4,756,845
427,355		Henderson Land Development Co Ltd	2,661,626
895,000		HKT Trust and HKT Ltd	874,429
2,319,084		Hong Kong & China Gas Ltd	5,941,384
557,000		Hong Kong Electric Holdings Ltd	5,000,538
441,634	e	Hong Kong Exchanges and Clearing Ltd	6,861,903
239,040		Hopewell Holdings	757,445
864,000		Hutchison Whampoa Ltd	9,745,153
263,792		Hysan Development Co Ltd	1,119,309
275,123		Kerry Properties Ltd	1,130,994
2,386,600	e	Li & Fung Ltd	3,154,020
920,008		Link Real Estate Investment Trust	4,492,302
588,643		MTR Corp	2,188,616
1,530,030	e	New World Development Ltd	2,231,677
1,669,999		Noble Group Ltd	1,173,327
602,283		NWS Holdings Ltd	923,522
112,300		Orient Overseas International Ltd	622,262
1,606,000		PCCW Ltd	730,891
978,800		Sands China Ltd	5,290,200
622,192		Shangri-La Asia Ltd	978,073
1,179,367		Sino Land Co	1,663,795
799,000		SJM Holdings Ltd	2,000,603
646,378		Sun Hung Kai Properties Ltd	8,616,561
271,500		Swire Pacific Ltd (Class A)	3,202,250
475,600		Swire Properties Ltd	1,396,798
612,762		Wharf Holdings Ltd	5,264,957
287

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

367,000		Wheelock & Co Ltd	$1,908,565
2,016		Wing Hang Bank Ltd	18,679
342,500		Yue Yuen Industrial Holdings	942,170
		TOTAL HONG KONG	136,853,447
INDIA - 0.0%
36,430		Vedanta Resources plc	644,944
		TOTAL INDIA	644,944

IRELAND - 0.5%
8,386,021	*	Bank of Ireland	1,889,561
294,119		CRH plc	6,180,888
197,116	*	Elan Corp plc	3,014,375
67,097	*,m	Irish Bank Resolution Corp Ltd	0
179,316		James Hardie Industries NV	1,489,485
60,706		Kerry Group plc (Class A)	3,731,122
41,178		Ryanair Holdings plc	380,902
6,628		Ryanair Holdings plc (ADR)	341,474
226,715		Shire Ltd	8,270,902
		TOTAL IRELAND	25,298,709

ISRAEL - 0.5%
429,178		Bank Hapoalim Ltd	2,052,314
499,908	*	Bank Leumi Le-Israel	1,677,214
755,608		Bezeq Israeli Telecommunication Corp Ltd	1,220,555
1,655		Delek Group Ltd	464,755
179,468		Israel Chemicals Ltd	1,431,122
1,095	*	Israel Corp Ltd	513,347
14,767	*	Mellanox Technologies Ltd	666,006
59,619	*	Mizrahi Tefahot Bank Ltd	635,762
23,952		Nice Systems Ltd	927,074
344,283		Teva Pharmaceutical Industries Ltd	13,683,031
		TOTAL ISRAEL	23,271,180

ITALY - 2.0%
476,397		Assicurazioni Generali S.p.A.	9,424,010
136,095	e	Autostrade S.p.A.	2,590,956
4,734,977		Banca Intesa S.p.A.	9,032,186
2,438,952	*,e	Banca Monte dei Paschi di Siena S.p.A.	668,423
349,258	e	Banche Popolari Unite Scpa	1,488,793
711,944		Enel Green Power S.p.A	1,584,731
2,667,717		Enel S.p.A.	8,926,749
1,034,775		ENI S.p.A.	22,855,202
26,149		Exor S.p.A.	862,058
346,407		Fiat Industrial S.p.A.	4,276,809
359,450	*	Fiat S.p.A.	2,866,028
169,768	*,e	Finmeccanica S.p.A.	888,175
67,456		Luxottica Group S.p.A.	3,573,808
217,368	e	Mediobanca S.p.A.	1,339,104
95,677	e	Pirelli & C S.p.A.	1,256,427
83,247		Prysmian S.p.A.	1,692,484
288

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

109,103		Saipem S.p.A.	$2,325,773
818,734		Snam Rete Gas S.p.A.	3,869,382
2,451,559		Telecom Italia RSP	1,291,853
4,073,655		Telecom Italia S.p.A.	2,794,561
603,917		Terna Rete Elettrica Nazionale S.p.A.	2,697,440
1,768,558		UniCredit S.p.A	9,660,402
		TOTAL ITALY	95,965,354

JAPAN - 21.5%
11,500		ABC-Mart, Inc	518,624
15,830	*	Acom Co Ltd	485,318
64,200		Advantest Corp	836,272
242,800		Aeon Co Ltd	3,337,066
26,900	e	Aeon Credit Service Co Ltd	784,324
46,350		Aeon Mall Co Ltd	1,152,643
60,000		Air Water, Inc	879,039
76,900		Aisin Seiki Co Ltd	3,046,359
245,000		Ajinomoto Co, Inc	3,417,519
16,700		Alfresa Holdings Corp	828,467
462,000	e	All Nippon Airways Co Ltd	951,361
146,000		Amada Co Ltd	1,047,464
447,000		Aozora Bank Ltd	1,380,873
156,700		Asahi Breweries Ltd	3,991,600
411,000		Asahi Glass Co Ltd	2,658,198
505,000		Asahi Kasei Corp	3,193,729
70,800		Asics Corp	1,189,314
180,400		Astellas Pharma, Inc	9,648,309
125,000		Bank of Kyoto Ltd	998,169
475,000		Bank of Yokohama Ltd	2,603,334
29,200		Benesse Corp	1,006,974
264,400		Bridgestone Corp	9,361,555
96,400		Brother Industries Ltd	1,070,327
7,400		Calbee, Inc	712,157
460,900		Canon, Inc	14,216,071
88,900	e	Casio Computer Co Ltd	792,296
58,600		Central Japan Railway Co	7,178,580
303,000		Chiba Bank Ltd	2,096,305
66,000		Chiyoda Corp	783,059
262,200		Chubu Electric Power Co, Inc	3,635,323
89,958		Chugai Pharmaceutical Co Ltd	1,783,697
62,000		Chugoku Bank Ltd	805,038
120,300		Chugoku Electric Power Co, Inc	1,766,896
114,300		Citizen Watch Co Ltd	652,589
25,600		Coca-Cola West Japan Co Ltd	497,266
222,000	*	Cosmo Oil Co Ltd	411,910
64,300		Credit Saison Co Ltd	1,439,388
228,000		Dai Nippon Printing Co Ltd	2,028,954
119,000		Daicel Chemical Industries Ltd	1,024,258
112,000		Daido Steel Co Ltd	648,522
289

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

78,000		Daihatsu Motor Co Ltd	$1,714,470
3,461		Dai-ichi Mutual Life Insurance Co	4,711,095
271,700		Daiichi Sankyo Co Ltd	4,421,514
95,300		Daikin Industries Ltd	3,959,397
62,600		Dainippon Sumitomo Pharma Co Ltd	830,269
29,300		Daito Trust Construction Co Ltd	2,677,263
206,000		Daiwa House Industry Co Ltd	3,783,350
678,000		Daiwa Securities Group, Inc	5,751,605
42,700	e	Dena Co Ltd	810,227
198,200		Denso Corp	8,996,634
73,400		Dentsu, Inc	2,337,237
22,000		Don Quijote Co Ltd	1,150,675
136,900		East Japan Railway Co	11,013,930
102,300		Eisai Co Ltd	4,324,137
48,600		Electric Power Development Co	1,607,447
23,800	e	FamilyMart Co Ltd	1,050,165
78,000		Fanuc Ltd	11,810,174
21,600		Fast Retailing Co Ltd	7,377,118
236,000		Fuji Electric Holdings Co Ltd	881,700
188,200		Fuji Folms Holdings Corp	4,123,562
238,000		Fuji Heavy Industries Ltd	5,859,918
751,000		Fujitsu Ltd	2,874,975
315,000		Fukuoka Financial Group, Inc	1,419,072
275,000		Furukawa Electric Co Ltd	663,878
43,200	e	Gree, Inc	350,330
1,400	*,e	GungHo Online Entertainment Inc	1,139,780
148,000		Gunma Bank Ltd	836,692
167,000		Hachijuni Bank Ltd	979,768
10,620		Hakuhodo DY Holdings, Inc	730,890
28,200		Hamamatsu Photonics KK	979,075
457,000		Hankyu Hanshin Holdings, Inc	2,614,286
106,000		Hino Motors Ltd	1,624,409
12,300		Hirose Electric Co Ltd	1,639,902
203,000		Hiroshima Bank Ltd	843,803
26,100		Hisamitsu Pharmaceutical Co, Inc	1,436,767
40,200		Hitachi Chemical Co Ltd	676,388
42,600		Hitachi Construction Machinery Co Ltd	838,073
25,300		Hitachi High-Technologies Corp	551,412
1,965,000		Hitachi Ltd	13,163,850
78,000		Hitachi Metals Ltd	936,373
77,300	*,e	Hokkaido Electric Power Co, Inc	1,009,079
492,000		Hokuhoku Financial Group, Inc	927,340
70,800		Hokuriku Electric Power Co	1,021,032
663,300		Honda Motor Co Ltd	24,569,330
174,700		Hoya Corp	3,765,067
44,800		Ibiden Co Ltd	667,674
8,500	e	Idemitsu Kosan Co Ltd	707,871
893		Inpex Holdings, Inc	3,904,467
141,880		Isetan Mitsukoshi Holdings Ltd	1,956,692
290

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

536,000	e	Ishikawajima-Harima Heavy Industries Co Ltd	$2,254,743
483,000		Isuzu Motors Ltd	3,424,660
612,200		Itochu Corp	7,270,839
9,300		Itochu Techno-Science Corp	368,507
100,000		Iyo Bank Ltd	953,873
195,400		J Front Retailing Co Ltd	1,552,632
24,600		Japan Airlines Co Ltd	1,304,570
11,900		Japan Petroleum Exploration Co	510,555
334		Japan Prime Realty Investment Corp	913,298
243		Japan Real Estate Investment Corp	2,562,458
845		Japan Retail Fund Investment Corp	1,663,918
132,000		Japan Steel Works Ltd	740,404
448,000		Japan Tobacco, Inc	15,640,051
199,800		JFE Holdings, Inc	4,506,616
85,000		JGC Corp	2,996,047
269,000		Joyo Bank Ltd	1,447,000
72,500		JSR Corp	1,308,743
82,000		JTEKT Corp	1,028,096
913,500		JX Holdings, Inc	4,848,791
344,000		Kajima Corp	1,208,881
97,000		Kamigumi Co Ltd	804,008
108,000		Kaneka Corp	730,329
287,500	*	Kansai Electric Power Co, Inc	3,514,772
93,000	e	Kansai Paint Co Ltd	1,204,923
213,800		Kao Corp	6,846,338
604,000		Kawasaki Heavy Industries Ltd	2,206,257
218,800		KDDI Corp	12,106,017
191,000	e	Keihin Electric Express Railway Co Ltd	1,593,600
235,000		Keio Corp	1,653,478
111,000		Keisei Electric Railway Co Ltd	1,068,014
18,500		Keyence Corp	6,032,088
61,000		Kikkoman Corp	1,049,519
55,000		Kinden Corp	534,457
661,000	e	Kintetsu Corp	2,838,034
352,000		Kirin Brewery Co Ltd	5,204,360
1,014,000	*	Kobe Steel Ltd	1,600,134
44,000		Koito Manufacturing Co Ltd	848,430
379,700		Komatsu Ltd	8,453,433
40,000		Konami Corp	885,167
196,500		Konica Minolta Holdings, Inc	1,607,807
444,000		Kubota Corp	6,463,493
138,600		Kuraray Co Ltd	1,890,314
44,100		Kurita Water Industries Ltd	899,287
65,900		Kyocera Corp	6,678,212
98,000		Kyowa Hakko Kogyo Co Ltd	976,755
172,600	*	Kyushu Electric Power Co, Inc	2,400,716
26,600		Lawson, Inc	2,084,453
108,800		LIXIL Group Corp	2,551,301
11,900		Mabuchi Motor Co Ltd	617,371
291

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

45,500		Makita Corp	$2,366,944
671,000		Marubeni Corp	4,658,518
90,700		Marui Co Ltd	882,048
19,900		Maruichi Steel Tube Ltd	478,767
898,100	*	Matsushita Electric Industrial Co Ltd	7,967,372
1,099,000	*	Mazda Motor Corp	4,578,990
27,600	e	McDonald’s Holdings Co Japan Ltd	766,077
53,100		Mediceo Paltac Holdings Co Ltd	658,651
24,100		MEIJI Holdings Co Ltd	1,130,524
281,800		Millea Holdings, Inc	8,994,191
24,100		Miraca Holdings, Inc	1,162,195
553,000		Mitsubishi Chemical Holdings Corp	2,594,771
573,000		Mitsubishi Corp	10,439,447
785,000		Mitsubishi Electric Corp	7,612,364
510,000		Mitsubishi Estate Co Ltd	12,927,924
158,000		Mitsubishi Gas Chemical Co, Inc	1,167,967
1,234,000		Mitsubishi Heavy Industries Ltd	6,625,745
48,000		Mitsubishi Logistics Corp	699,266
460,000		Mitsubishi Materials Corp	1,618,107
170,000	*,e	Mitsubishi Motors Corp	2,238,939
5,186,380		Mitsubishi UFJ Financial Group, Inc	32,171,148
228,400		Mitsubishi UFJ Lease & Finance Co Ltd	1,167,773
707,600		Mitsui & Co Ltd	9,478,047
353,000	e	Mitsui Chemicals, Inc	815,496
341,000		Mitsui Fudosan Co Ltd	10,278,519
451,000	*	Mitsui OSK Lines Ltd	1,734,237
205,900		Mitsui Sumitomo Insurance Group Holdings, Inc	5,328,955
1,344,000		Mitsui Trust Holdings, Inc	6,181,145
9,342,107		Mizuho Financial Group, Inc	19,429,902
82,500		Murata Manufacturing Co Ltd	5,666,076
46,000		Nabtesco Corp	963,133
72,300		Namco Bandai Holdings, Inc	1,169,674
1,031,000		NEC Corp	2,330,068
50,400		Nexon Co Ltd	636,273
111,000		NGK Insulators Ltd	1,479,092
73,088		NGK Spark Plug Co Ltd	1,449,938
65,600		NHK Spring Co Ltd	760,767
41,300	e	Nidec Corp	3,391,842
138,600		Nikon Corp	2,893,145
43,300		Nintendo Co Ltd	5,516,775
280		Nippon Building Fund, Inc	3,043,428
156,000		Nippon Electric Glass Co Ltd	837,960
328,000		Nippon Express Co Ltd	1,547,943
68,000		Nippon Meat Packers, Inc	1,046,399
105	*	Nippon ProLogis REIT, Inc	910,535
3,095,000		Nippon Steel Corp	8,979,300
177,800		Nippon Telegraph & Telephone Corp	8,970,091
660,000		Nippon Yusen Kabushiki Kaisha	1,827,318
270,000		Nishi-Nippon City Bank Ltd	695,884
292

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

1,011,600		Nissan Motor Co Ltd	$10,563,310
75,500		Nisshin Seifun Group, Inc	874,649
99		Nisshin Steel Holdings Co Ltd	863
25,100		Nissin Food Products Co Ltd	997,572
13,700		Nitori Co Ltd	1,168,825
66,500		Nitto Denko Corp	3,746,075
134,900		NKSJ Holdings, Inc	3,384,139
37,700		NOK Corp	599,699
1,479,300		Nomura Holdings, Inc	11,238,637
49,700		Nomura Real Estate Holdings, Inc	1,155,936
148		Nomura Real Estate Office Fund, Inc	646,491
41,200		Nomura Research Institute Ltd	1,348,394
190,000		NSK Ltd	1,776,325
506		NTT Data Corp	1,813,255
6,220		NTT DoCoMo, Inc	9,473,548
497		NTT Urban Development Corp	599,118
264,000		Obayashi Corp	1,409,158
252,000	e	Odakyu Electric Railway Co Ltd	2,392,170
333,000	e	OJI Paper Co Ltd	1,418,666
97,500	*	Olympus Corp	2,979,985
83,100		Omron Corp	2,569,822
33,200		Ono Pharmaceutical Co Ltd	2,127,874
15,300		Oracle Corp Japan	595,994
20,200		Oriental Land Co Ltd	3,286,841
448,500	*	ORIX Corp	6,656,262
756,000		Osaka Gas Co Ltd	3,199,847
20,800	e	Osaka Securities Exchange Co Ltd	1,955,587
6,700		Otsuka Corp	756,423
146,200		Otsuka Holdings KK	4,719,425
39,600		Park24 Co Ltd	729,009
293,800		Rakuten, Inc	3,961,145
767,600		Resona Holdings, Inc	3,808,662
274,000		Ricoh Co Ltd	3,075,981
14,300		Rinnai Corp	1,047,004
39,200		Rohm Co Ltd	1,511,221
23,800		Sankyo Co Ltd	1,050,972
18,200	e	Sanrio Co Ltd	886,552
30,000		Santen Pharmaceutical Co Ltd	1,306,987
84,840		SBI Holdings, Inc	887,725
85,100		Secom Co Ltd	4,683,901
75,600		Sega Sammy Holdings, Inc	1,757,659
172,000		Sekisui Chemical Co Ltd	1,724,219
220,000	e	Sekisui House Ltd	2,838,567
306,300		Seven & I Holdings Co Ltd	11,538,730
236,900		Seven Bank Ltd	876,458
426,000	*,e	Sharp Corp	1,750,892
73,000	*	Shikoku Electric Power Co, Inc	1,305,459
96,000		Shimadzu Corp	756,080
8,800		Shimamura Co Ltd	1,008,918
293

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

31,600		Shimano, Inc	$2,848,633
236,000		Shimizu Corp	981,530
167,000		Shin-Etsu Chemical Co Ltd	10,404,171
702,000		Shinsei Bank Ltd	1,556,880
121,300		Shionogi & Co Ltd	2,460,605
146,000		Shiseido Co Ltd	2,243,179
228,000		Shizuoka Bank Ltd	2,465,646
109,600		Shoei Co Ltd	1,311,625
621,000	e	Showa Denko KK	835,081
78,400		Showa Shell Sekiyu KK	722,123
21,900		SMC Corp	4,631,435
386,300		Softbank Corp	24,520,922
512,300		Sojitz Holdings Corp	871,038
284		So-net M3, Inc	781,708
411,700	e	Sony Corp	8,643,626
72,200		Sony Financial Holdings, Inc	1,184,323
55,600		Stanley Electric Co Ltd	1,076,146
46,200		Sumco Corp	407,363
601,009		Sumitomo Chemical Co Ltd	1,975,643
457,400		Sumitomo Corp	6,112,823
305,500		Sumitomo Electric Industries Ltd	4,122,734
230,000		Sumitomo Heavy Industries Ltd	1,067,208
213,000		Sumitomo Metal Mining Co Ltd	2,776,317
518,600		Sumitomo Mitsui Financial Group, Inc	23,692,870
145,000		Sumitomo Realty & Development Co Ltd	6,058,267
70,400		Sumitomo Rubber Industries, Inc	1,171,489
50,000	*	Suntory Beverage & Food Ltd	1,761,822
74,000		Suruga Bank Ltd	1,313,280
27,800		Suzuken Co Ltd	868,898
148,300		Suzuki Motor Corp	3,545,841
28,900		Sysmex Corp	1,863,738
234,000		T&D Holdings, Inc	2,955,494
502,000		Taiheiyo Cement Corp	1,687,203
394,000		Taisei Corp	1,533,652
12,900		Taisho Pharmaceutical Holdings Co Ltd	878,697
96,000	e	Taiyo Nippon Sanso Corp	676,495
114,000		Takashimaya Co Ltd	1,120,346
321,400		Takeda Pharmaceutical Co Ltd	14,332,551
88,400		Tanabe Seiyaku Co Ltd	1,190,810
50,800		TDK Corp	1,829,236
378,000		Teijin Ltd	819,620
61,500		Terumo Corp	3,109,598
45,400		THK Co Ltd	945,364
408,000		Tobu Railway Co Ltd	2,104,532
45,300		Toho Co Ltd	943,961
172,000	e	Toho Gas Co Ltd	859,429
183,200	*	Tohoku Electric Power Co, Inc	2,138,056
592,900	*	Tokyo Electric Power Co, Inc	3,617,709
69,600		Tokyo Electron Ltd	3,166,219
294

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

991,000		Tokyo Gas Co Ltd	$5,447,392
168,000		Tokyo Tatemono Co Ltd	1,391,537
463,000		Tokyu Corp	3,007,155
181,000		Tokyu Land Corp	1,722,939
112,000		TonenGeneral Sekiyu KK	1,083,128
224,000		Toppan Printing Co Ltd	1,520,162
596,000		Toray Industries, Inc	3,794,235
1,635,000		Toshiba Corp	7,072,445
125,000		Toto Ltd	1,274,340
64,300		Toyo Seikan Kaisha Ltd	1,062,492
35,000		Toyo Suisan Kaisha Ltd	1,094,237
25,300		Toyoda Gosei Co Ltd	621,061
35,000	e	Toyota Boshoku Corp	506,232
66,300		Toyota Industries Corp	2,721,586
1,122,800		Toyota Motor Corp	68,323,107
87,200		Toyota Tsusho Corp	2,312,396
43,200	*	Trend Micro, Inc	1,434,638
28,100	e	Tsumura & Co	800,427
432,000		UBE Industries Ltd	818,980
46,300	e	Uni-Charm Corp	2,464,812
941		United Urban Investment Corp	1,168,658
8,750		USS Co Ltd	1,045,364
67,300		West Japan Railway Co	2,841,788
5,966		Yahoo! Japan Corp	3,170,586
35,700	e	Yakult Honsha Co Ltd	1,663,135
37,160	e	Yamada Denki Co Ltd	1,503,772
82,000		Yamaguchi Financial Group, Inc	780,525
67,700		Yamaha Corp	867,328
114,800		Yamaha Motor Co Ltd	1,537,760
15,900		Yamato Kogyo Co Ltd	515,252
147,700		Yamato Transport Co Ltd	3,238,023
45,000		Yamazaki Baking Co Ltd	530,736
91,000	e	Yaskawa Electric Corp	1,084,313
88,800		Yokogawa Electric Corp	1,148,558
83,000		Yokohama Rubber Co Ltd	817,053
		TOTAL JAPAN	1,047,529,847

JERSEY, C.I. - 0.0%
35,856		Randgold Resources Ltd	2,641,733
		TOTAL JERSEY, C.I.	2,641,733

LUXEMBOURG - 0.3%
407,309		ArcelorMittal	5,321,218
25,201	e	Millicom International Cellular S.A.	2,018,034
123,263		SES Global S.A.	3,628,088
191,918	e	Tenaris S.A.	4,281,785
		TOTAL LUXEMBOURG	15,249,125
295

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

MACAU - 0.1%
386,000		MGM China Holdings Ltd	$1,112,272
632,800	e	Wynn Macau Ltd	1,792,687
		TOTAL MACAU	2,904,959

MEXICO - 0.0%
74,098		Fresnillo plc	1,163,603
		TOTAL MEXICO	1,163,603

NETHERLANDS - 4.6%
722,638		Aegon NV	5,568,185
96,888		Akzo Nobel NV	5,906,853
145,094		ASML Holding NV	13,070,020
30,708		Boskalis Westminster	1,155,686
26,840		Corio NV	1,170,309
205,527	*	D.E Master Blenders 1753 NV	3,390,443
76,855		Delta Lloyd NV	1,660,884
63,029		DSM NV	4,429,619
28,520		Fugro NV	1,739,495
32,200		Gemalto NV	3,372,214
41,214		Heineken Holding NV	2,585,318
93,427		Heineken NV	6,562,478
1,561,129	*	ING Groep NV	15,934,350
409,680		Koninklijke Ahold NV	6,749,409
389,661		Koninklijke Philips Electronics NV	12,460,929
28,609		Koninklijke Vopak NV	1,647,990
99,660	*	Qiagen N.V.	2,047,562
48,985		Randstad Holdings NV	2,369,480
280,151		Reed Elsevier NV	5,366,922
1,535,345		Royal Dutch Shell plc (A Shares)	52,387,757
1,064,689		Royal Dutch Shell plc (B Shares)	37,658,479
1,315,019		Royal KPN NV	3,462,902
147,779	e	TNT Express NV	1,163,095
665,568		Unilever NV	26,703,546
122,128		Wolters Kluwer NV	2,950,109
68,791		Ziggo NV	2,737,931
		TOTAL NETHERLANDS	224,251,965

NEW ZEALAND - 0.1%
410,927		Auckland International Airport Ltd	1,032,592
157,123		Contact Energy Ltd	673,535
279,722	e	Fletcher Building Ltd	1,815,408
227,114		Sky City Entertainment Group Ltd	759,339
735,663		Telecom Corp of New Zealand Ltd	1,323,104
		TOTAL NEW ZEALAND	5,603,978

NORWAY - 0.8%
76,292		Aker Kvaerner ASA	1,149,705
396,637		DNB NOR Holding ASA	6,598,228
80,587		Gjensidige Forsikring BA	1,247,240
296

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

358,720	e	Norsk Hydro ASA	$1,524,919
303,482		Orkla ASA	2,343,807
152,548	e	Seadrill Ltd	6,520,865
453,114		Statoil ASA	9,835,579
285,560		Telenor ASA	6,324,208
74,996		Yara International ASA	3,365,637
		TOTAL NORWAY	38,910,188

PORTUGAL - 0.2%
731,804	*,e	Banco Espirito Santo S.A.	712,555
805,894	e	Energias de Portugal S.A.	2,865,024
111,612		Galp Energia SGPS S.A.	1,782,789
102,333		Jeronimo Martins SGPS S.A.	2,021,815
257,935	e	Portugal Telecom SGPS S.A.	984,120
		TOTAL PORTUGAL	8,366,303

SINGAPORE - 1.6%
826,960		Ascendas Real Estate Investment Trust	1,494,712
831,000		CapitaCommercial Trust	917,228
1,044,000		CapitaLand Ltd	2,648,413
963,330		CapitaMall Trust	1,535,283
577,000	e	CapitaMalls Asia Ltd	904,091
163,400	e	City Developments Ltd	1,365,516
829,000	*	ComfortDelgro Corp Ltd	1,304,872
697,500		DBS Group Holdings Ltd	9,153,232
2,440,400	e	Genting International plc	2,545,390
1,258,000		Global Logistic Properties	2,805,374
2,855,647	e	Golden Agri-Resources Ltd	1,178,144
2,123,300		Hutchison Port Holdings Trust	1,569,306
44,009	e	Jardine Cycle & Carriage Ltd	1,393,860
578,400		Keppel Corp Ltd	4,708,087
300,000		Keppel Land Ltd	869,132
631,700	e	Olam International Ltd	842,577
1,051,520		Oversea-Chinese Banking Corp	8,729,872
414,460		SembCorp Industries Ltd	1,654,629
353,600	e	SembCorp Marine Ltd	1,264,290
212,933		Singapore Airlines Ltd	1,692,907
333,000		Singapore Exchange Ltd	1,996,531
644,000	e	Singapore Press Holdings Ltd	2,222,953
628,000		Singapore Technologies Engineering Ltd	2,114,788
3,247,403		Singapore Telecommunications Ltd	10,027,777
243,000		StarHub Ltd	841,104
519,000		United Overseas Bank Ltd	8,755,086
203,000		United Overseas Land Ltd	1,115,000
775,000		Wilmar International Ltd	1,918,307
		TOTAL SINGAPORE	77,568,461
297

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

SPAIN - 2.9%
145,679	e	Abertis Infraestructuras S.A. (Continuous)	$2,705,103
10,634	e	Acciona S.A.	501,440
62,753		ACS Actividades Cons y Servicios S.A.	1,806,975
153,935	e	Amadeus IT Holding S.A.	5,294,183
2,246,981		Banco Bilbao Vizcaya Argentaria S.A.	21,308,096
1,089,109	e	Banco de Sabadell S.A.	2,230,291
530,385	*,e	Banco Popular Espanol S.A.	2,331,307
4,339,823		Banco Santander Central Hispano S.A.	31,749,738
1,200,000	*	Bankia S.A.	1,058,426
160,049		Cintra Concesiones de Infraestructuras de Transporte S.A.	2,730,438
312,711	e	Corp Mapfre S.A.	1,144,676
504,371	e	Criteria Caixacorp S.A.	1,860,402
248,687		Distribuidora Internacional de Alimentacion S.A.	2,057,939
75,830		Enagas	1,873,861
142,380		Gas Natural SDG S.A.	2,898,769
62,276		Grifols S.A.	2,630,175
2,027,481		Iberdrola S.A.	11,219,346
88,827		Inditex S.A.	11,857,037
44,586	e	Red Electrica de Espana	2,486,231
350,488		Repsol YPF S.A.	8,400,180
1,666,786	*	Telefonica S.A.	23,821,993
70,211	*,e	Zardoya Otis S.A.	1,022,982
		TOTAL SPAIN	142,989,588

SWEDEN - 3.2%
125,821		Alfa Laval AB	2,855,345
135,733		Assa Abloy AB (Class B)	6,017,919
272,035	e	Atlas Copco AB (A Shares)	7,096,213
158,803		Atlas Copco AB (B Shares)	3,720,129
114,794		Boliden AB	1,620,923
97,786		Electrolux AB (Series B)	2,851,194
150,969	e	Elekta AB (B Shares)	2,585,277
1,235,976		Ericsson (LM) (B Shares)	14,609,615
82,511	e	Getinge AB (B Shares)	3,051,297
388,050	e	Hennes & Mauritz AB (B Shares)	14,502,022
97,467		Hexagon AB (B Shares)	2,977,619
169,733	e	Husqvarna AB (B Shares)	1,020,119
47,271	e	Industrivarden AB	848,945
186,284		Investor AB (B Shares)	5,593,202
82,191		Kinnevik Investment AB (Series B)	2,474,275
91,166	*	Lundin Petroleum AB	2,002,084
1,071,909		Nordea Bank AB	13,587,013
78,673	e	Ratos AB (B Shares)	701,840
430,822	e	Sandvik AB	5,453,654
130,150		Scania AB (B Shares)	2,715,293
130,017		Securitas AB (B Shares)	1,267,270
618,152		Skandinaviska Enskilda Banken AB (Class A)	6,823,414
151,800		Skanska AB (B Shares)	2,864,350
298

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

159,445		SKF AB (B Shares)	$4,425,417
237,364		Svenska Cellulosa AB (B Shares)	6,278,921
202,647		Svenska Handelsbanken (A Shares)	9,193,315
369,435		Swedbank AB (A Shares)	8,905,328
84,356		Swedish Match AB	3,155,028
129,828		Tele2 AB	1,664,154
969,187		TeliaSonera AB	7,009,959
612,862	e	Volvo AB (B Shares)	9,028,190
		TOTAL SWEDEN	156,899,324

SWITZERLAND - 9.3%
895,093		ABB Ltd	19,733,162
43,826		Actelion Ltd	2,912,531
53,649		Adecco S.A.	3,410,970
35,455		Aryzta AG.	2,189,478
19,111		Baloise Holding AG.	2,074,768
1,321		Banque Cantonale Vaudoise	680,338
863	e	Barry Callebaut AG.	836,200
82,010		Coca-Cola HBC AG.	2,125,780
212,134		Compagnie Financiere Richemont S.A.	20,751,488
611,069		Credit Suisse Group	17,949,405
3,271	e	EMS-Chemie Holding AG.	1,148,230
15,652		Geberit AG.	4,199,159
3,354	e	Givaudan S.A.	4,668,264
4,066,212		Glencore International AG.	17,172,220
92,900		Holcim Ltd	6,720,552
91,077		Julius Baer Group Ltd	4,145,729
21,767	e	Kuehne & Nagel International AG.	2,634,322
338		Lindt & Spruengli AG.	1,327,898
41		Lindt & Spruengli AG. (Reg)	1,863,087
21,199	e	Lonza Group AG.	1,631,663
1,313,819		Nestle S.A.	88,922,684
935,637		Novartis AG.	67,259,915
9,977		Pargesa Holding S.A.	716,351
7,061		Partners Group	1,869,811
20,666		Phonak Holding AG.	2,280,807
285,862		Roche Holding AG.	70,347,487
19,455		Schindler Holding AG.	2,783,737
9,320		Schindler Holding AG. (Reg)	1,299,466
2,224		SGS S.A.	5,033,820
865		Sika AG.	2,408,931
260,610		STMicroelectronics NV	2,232,650
9,289		Sulzer AG.	1,388,264
12,500		Swatch Group AG.	7,428,150
17,653		Swatch Group AG. Reg	1,822,887
12,843		Swiss Life Holding	2,304,684
23,036		Swiss Prime Site AG.	1,694,102
143,630		Swiss Re Ltd	11,451,910
9,366	e	Swisscom AG.	4,186,991
299

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

37,982	e	Syngenta AG.	$15,018,538
1,483,778		UBS AG. (Switzerland)	29,217,102
60,475		Zurich Financial Services AG.	16,290,043
		TOTAL SWITZERLAND	454,133,574

UNITED KINGDOM - 19.3%
392,497		3i Group plc	2,285,241
383,303		Aberdeen Asset Management plc	2,243,463
106,929	e	Acergy S.A.	2,033,589
79,824		Admiral Group plc	1,704,371
109,140	e	Aggreko plc	2,958,722
120,669		AMEC plc	1,976,898
566,564		Anglo American plc (London)	12,153,141
161,822	e	Antofagasta plc	2,170,786
566,207		ARM Holdings plc	7,597,516
144,956		Associated British Foods plc	4,288,209
508,161		AstraZeneca plc	25,776,840
1,199,731		Aviva plc	6,769,358
145,177		Babcock International Group	2,598,048
1,319,606		BAE Systems plc	8,949,227
4,971,295		Barclays plc	21,719,508
1,382,547		BG Group plc	24,930,312
859,652		BHP Billiton plc	24,607,069
7,799,251		BP plc	53,883,675
786,930		British American Tobacco plc	41,980,174
380,470		British Land Co plc	3,459,056
424,668		British Sky Broadcasting plc	5,349,857
3,203,522		BT Group plc	16,575,605
135,170		Bunzl plc	2,901,477
178,774		Burberry Group plc	4,167,350
266,147		Capita Group plc	4,228,036
74,484		Carnival plc	2,867,194
2,106,464		Centrica plc	12,523,318
438,546		Cobham plc	1,921,303
743,204		Compass Group plc	10,160,974
53,962		Croda International plc	2,060,998
1,021,274		Diageo plc	32,005,516
328,945		Direct Line Insurance Group plc	1,134,925
64,473		easyJet plc	1,385,642
410,665		Experian Group Ltd	7,700,393
656,914		GKN plc	3,493,660
1,998,557		GlaxoSmithKline plc	51,130,341
574,362	e	Group 4 Securicor plc	1,976,498
286,474		Hammerson plc	2,309,841
85,260		Hargreaves Lansdown plc	1,271,750
7,524,457		HSBC Holdings plc	85,428,572
227,363		ICAP plc	1,405,753
128,472		IMI plc	2,683,392
400,571		Imperial Tobacco Group plc	13,445,149
300

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

188,803		Inmarsat plc	$1,964,588
108,446		InterContinental Hotels Group plc	3,146,857
377,923	*,e	International Consolidated Airlines	1,676,337
65,027		Intertek Group plc	2,993,786
275,778		Invensys plc	2,089,293
226,197		Investec plc	1,513,396
1,502,559		ITV plc	3,864,492
499,516		J Sainsbury plc	2,993,366
83,068		Johnson Matthey plc	3,584,288
962,919		Kingfisher plc	5,825,647
317,516		Land Securities Group plc	4,589,891
2,404,553		Legal & General Group plc	7,056,251
271,701		Liberty International plc	1,390,824
18,608,255	*	Lloyds TSB Group plc	19,374,293
71,673		London Stock Exchange Group plc	1,710,297
655,048		Marks & Spencer Group plc	4,789,923
319,939		Meggitt plc	2,667,856
515,241		Melrose Industries plc	2,213,139
1,497,364		National Grid plc	17,895,490
65,561		Next plc	4,976,079
1,988,767		Old Mutual plc	5,873,457
330,062	e	Pearson plc	6,776,417
122,866		Persimmon plc	2,309,102
106,014	e	Petrofac Ltd	2,115,179
1,040,959		Prudential plc	18,487,232
263,213		Reckitt Benckiser Group plc	18,738,278
483,873		Reed Elsevier plc	6,263,170
573,084		Resolution Ltd	2,820,208
321,693		Rexam plc	2,406,325
517,184		Rio Tinto plc	23,273,426
764,908		Rolls-Royce Group plc	13,637,615
1,452,783		Royal & Sun Alliance Insurance Group plc	2,767,334
869,432	*	Royal Bank of Scotland Group plc	4,198,485
389,718		SABMiller plc	19,102,310
453,514		Sage Group plc	2,417,451
43,319		Schroders plc	1,613,214
388,198		Scottish & Southern Energy plc	9,293,283
301,658		Segro plc	1,424,825
209,403		Serco Group plc	2,002,403
96,454		Severn Trent plc	2,597,867
361,697		Smith & Nephew plc	4,309,505
158,219		Smiths Group plc	3,327,796
981,958		Standard Chartered plc	22,775,249
958,313		Standard Life plc	5,533,982
192,114		Tate & Lyle plc	2,454,142
3,276,334		Tesco plc	18,314,483
99,649		Travis Perkins plc	2,578,460
181,424		TUI Travel plc	1,053,709
301

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

367,050		Tullow Oil plc	$5,806,254
524,057		Unilever plc	21,281,150
279,287		United Utilities Group plc	3,063,215
19,925,809		Vodafone Group plc	59,679,276
86,251		Weir Group plc	2,821,810
72,100		Whitbread plc	3,545,989
348,370		William Hill plc	2,577,691
903,338		WM Morrison Supermarkets plc	3,976,039
111,174		Wolseley plc	5,322,455
513,496		WPP plc	9,270,704
		TOTAL UNITED KINGDOM	944,338,330

UNITED STATES - 0.4%
206,399	d	iShares MSCI EAFE Index Fund	12,460,308
146,097		Transocean Ltd	6,889,890
		TOTAL UNITED STATES	19,350,198

		TOTAL COMMON STOCKS	4,856,981,795
		(Cost $4,381,687,909)

RIGHTS / WARRANTS - 0.0%
AUSTRALIA - 0.0%
1	e	ALS Ltd	1
989,098	m	GPT Group	0
		TOTAL AUSTRALIA	1

FRANCE - 0.0%
7	*	Groupe Fnac	19
		TOTAL FRANCE	19

HONG KONG - 0.0%
17,875	m	New World Development Co Ltd	0
		TOTAL HONG KONG	0

SPAIN - 0.0%
4,339,823	*,e,m	Banco Santander S.A.	962,116
504,371	e	CaixaBank	35,563
70,211	m	Zardoya Otis S.A.	40,919
		TOTAL SPAIN	1,038,598

		TOTAL RIGHTS / WARRANTS	1,038,618
		(Cost $926,665)
302

TIAA-CREF FUNDS - International Equity Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 5.0%
TREASURY DEBT - 0.1%
$2,300,000	d	United States Treasury Bill	0.025%	08/01/13	$2,300,000
		TOTAL TREASURY DEBT			2,300,000

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 4.9%
239,422,902	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			239,422,902
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			239,422,902
		TOTAL SHORT-TERM INVESTMENTS			241,722,902
		(Cost $241,722,902)

		TOTAL INVESTMENTS - 104.4%			5,099,743,315
		(Cost $4,624,337,476)
		OTHER ASSETS & LIABILITIES, NET - (4.4)%			(217,204,004)
		NET ASSETS - 100.0%			$4,882,539,311

Abbreviation(s):
ADR American Depositary Receipt
REIT Real Estate Investment Trust

*	Non-income producing
a	Affiliated holding.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $227,899,544.
m	Indicates a security that has been deemed illiquid.
303

TIAA-CREF LIFE FUNDS - International Equity Index Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY INDEX FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

July 31, 2013

		% OF
SECTOR	VALUE	NET ASSETS
FINANCIALS	$1,241,291,305	25.4%
INDUSTRIALS	616,693,130	12.6
CONSUMER DISCRETIONARY	573,396,810	11.7
CONSUMER STAPLES	564,954,906	11.6
HEALTH CARE	496,253,918	10.2
MATERIALS	385,104,935	7.9
ENERGY	338,601,122	6.9
TELECOMMUNICATION SERVICES	254,149,132	5.2
INFORMATION TECHNOLOGY	206,378,237	4.2
UTILITIES	181,196,918	3.7
SHORT - TERM INVESTMENTS	241,722,902	5.0
OTHER ASSETS & LIABILITIES, NET	(217,204,004)	(4.4)

NET ASSETS	$4,882,539,311	100.0%

304

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following TIAA-CREF Funds are included in this report: Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund, Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Social Choice Equity Fund, Emerging Markets Equity Fund, Enhanced International Equity Index Fund, Global Natural Resources Fund, International Equity Fund, International Opportunities Fund, Equity Index Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, S&P 500 Index Fund, Small-Cap Blend Index Fund, Emerging Markets Equity Index Fund, and the International Equity Index Fund (collectively, the “Funds” or individually, the “Fund”). The International Opportunities Fund commenced operations on April 12, 2013.

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Retirement, Retail and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedule of investments.

Investment transactions: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”) pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that categorizes market inputs to valuation methods. The three levels of inputs are:

•          Level 1 – quoted prices in active markets for identical securities

•          Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•          Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent

305

that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities, including equity-linked notes, will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments, excluding investments in registered investment companies, with maturities of 60 days or less are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity. Short-term investments with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in Registered Investment Companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended July 31, 2013, there were no material transfers between levels by the Funds.

306

As of July 31, 2013, 100% of the value of investments in the Small-Cap Equity Fund, Social Choice Equity Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, and S&P 500 Index Fund were valued based on Level 1 inputs.

The following table summarizes the market value of the Funds’ investments as of July 31, 2013, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Enhanced Large-Cap Growth Index
Consumer discretionary	$250,134,056	$-	$-	$250,134,056
Consumer staples	184,397,871	-	-	184,397,871
Energy	62,240,576	-	-	62,240,576
Financials	63,135,484	-	-	63,135,484
Health care	156,196,092	-	-	156,196,092
Industrials	176,264,888	-	-	176,264,888
Information technology	334,071,481	-	-	334,071,481
Materials	54,844,401	-	-	54,844,401
Telecommunication services	32,222,630	-	-	32,222,630
Utilities	1,566,059	-	-	1,566,059
Short-term investments	26,477,691	4,300,000	-	30,777,691
Total	$1,341,551,229	$4,300,000	$-	$1,345,851,229
Enhanced Large-Cap Value Index
Consumer discretionary	$130,275,970	$1,421,457	$-	$131,697,427
Consumer staples	70,050,559	-	-	70,050,559
Energy	179,589,657	-	-	179,589,657
Financials	387,391,398	-	-	387,391,398
Health care	164,530,155	-	-	164,530,155
Industrials	124,469,544	-	-	124,469,544
Information technology	139,618,760	-	-	139,618,760
Materials	38,378,861	-	-	38,378,861
Telecommunication services	30,525,520	-	-	30,525,520
Utilities	81,688,391	-	-	81,688,391
Short-term investments	19,808,393	-	-	19,808,393
Written options**	(518)	-	-	(518)
Total	$1,366,326,690	$1,421,457	$-	$1,367,748,147
Growth & Income
Consumer discretionary	$559,609,295	$5,374,524	$-	$564,983,819
Consumer staples	316,971,084	63,259,526	-	380,230,610
Energy	355,578,187	2,408,572	-	357,986,759
Financials	475,078,111	3,731,318	-	478,809,429
Health care	519,304,977	43,721,223	-	563,026,200
Industrials	362,171,976	-	-	362,171,976
Information technology*	677,613,438	-	-	677,613,438
Materials	119,382,436	5,604,263	-	124,986,699
Telecommunication services	62,779,325	-	-	62,779,325
Utilities	79,650,283	-	-	79,650,283
Short-term investments	67,333,708	8,900,000	-	76,233,708
Written options**	(128,020)	-	-	(128,020)
Total	$3,595,344,800	$132,999,426	$-	$3,728,344,226
Large-Cap Growth
Consumer discretionary*	$436,833,791	$48,593,223	$-	$485,427,014
Consumer staples	54,101,109	18,527,466	-	72,628,575
Energy	50,791,001	-	-	50,791,001
Financials	125,827,625	6,879,634	-	132,707,259
Health care	327,185,620	24,658,854	-	351,844,474
Industrials	239,181,778	-	-	239,181,778
Information technology*	571,082,165	-	-	571,082,165
Materials	90,598,441	-	-	90,598,441
Telecommunication services	-	11,057,584	-	11,057,584
Short-term investments	33,028,210	15,000,000	-	48,028,210
Written options**	(17,935)	-	-	(17,935)
Total	$1,928,611,805	$124,716,761	$-	$2,053,328,566
307

Fund	Level 1	Level 2	Level 3	Total
Large-Cap Value
Consumer discretionary	$355,818,062	$9,655,237	$-	$365,473,299
Consumer staples*	136,807,782	114,138,003	-	250,945,785
Energy	600,469,689	-	-	600,469,689
Financials	1,045,281,842	17,931,284	-	1,063,213,126
Health care*	198,479,988	387,131,879	-	585,611,867
Industrials *	407,238,863	4,522,343	-	411,761,206
Information technology*	407,010,838	-	-	407,010,838
Materials	116,408,712	17,730,763	-	134,139,475
Telecommunication services	122,991,327	-	-	122,991,327
Utilities	194,774,959	-	-	194,774,959
Short-term investments	136,301,086	48,398,637	-	184,699,723
Total	$3,721,583,148	$599,508,146	$-	$4,321,091,294
Mid-Cap Growth
Consumer discretionary	$418,046,906	$-	$-	$418,046,906
Consumer staples	85,292,129	11,587,338	-	96,879,467
Energy	102,756,669	9,074,694	-	111,831,363
Financials	115,854,454	-	-	115,854,454
Health care	258,893,094	-	-	258,893,094
Industrials	275,453,434	-	-	275,453,434
Information technology*	302,942,338	-	-	302,942,338
Materials	59,872,596	-	-	59,872,596
Telecommunication services	39,260,336	-	-	39,260,336
Short-term investments	78,743,306	6,900,000	-	85,643,306
Written options**	(433,400)	-	-	(433,400)
Total	$1,736,681,862	$27,562,032	$-	$1,764,243,894
Mid-Cap Value
Consumer discretionary	$464,808,149	$-	$-	$464,808,149
Consumer staples	159,170,632	9,690,411	-	168,861,043
Energy	345,731,488	-	-	345,731,488
Financials	1,248,309,088	-	-	1,248,309,088
Health care	327,896,350	20,308,484	-	348,204,834
Industrials	435,006,497	19,037,329	-	454,043,826
Information technology	457,324,370	-	-	457,324,370
Materials	235,776,913	-	-	235,776,913
Telecommunication services	19,111,827	-	-	19,111,827
Utilities	486,339,706	-	-	486,339,706
Short-term investments	86,580,542	89,799,677	-	176,380,219
Total	$4,266,055,562	$138,835,901	$-	$4,404,891,463
308

Fund	Level 1	Level 2	Level 3	Total
Emerging Markets Equity
Brazil	$-	$73,616,915	$-	$73,616,915
China*	1,507,264	96,631,328	499,551	98,638,143
Hong Kong*	3,145,927	29,450,634	158,073	32,754,634
India	-	39,070,729	-	39,070,729
Indonesia	-	18,063,212	-	18,063,212
Korea, Republic of	-	79,025,919	-	79,025,919
Malaysia	-	15,666,959	-	15,666,959
Mexico	-	57,706,643	-	57,706,643
Philippines	-	33,107,043	3,965	33,111,008
Russia*	3,675,360	46,110,803	-	49,786,163
South Africa	-	25,182,683	-	25,182,683
Taiwan	-	40,055,053	-	40,055,053
Thailand*	-	22,443,062	-	22,443,062
Other*	6,006,774	95,779,526	1,539,491	103,325,791
Short-term investments	29,617,609	-	-	29,617,609
Total	$43,952,934	$671,910,509	$2,201,080	$718,064,523
Enhanced International Equity Index
Australia	$-	$68,901,702	$-	$68,901,702
France	-	89,913,087	-	89,913,087
Germany	-	80,836,761	-	80,836,761
Hong Kong	-	25,250,610	-	25,250,610
Japan	-	194,156,663	-	194,156,663
Netherlands	-	38,996,405	-	38,996,405
Spain	-	26,692,876	-	26,692,876
Sweden	-	26,935,423	-	26,935,423
Switzerland	-	80,064,031	-	80,064,031
United Kingdom*	33,598,462	148,291,796	-	181,890,258
Other*	5,052,338	80,831,592	-	85,883,930
Short-term investments	18,631,110	-	-	18,631,110
Futures **	35,060	-	-	35,060
Total	$57,316,970	$860,870,946	$-	$918,187,916
Global Natural Resources
Australia	$-	$19,982,555	$-	$19,982,555
Canada	-	12,612,839	-	12,612,839
China	-	7,219,775	-	7,219,775
Indonesia	-	7,346,683	-	7,346,683
Mexico	-	7,401,847	-	7,401,847
Switzerland	-	15,653,174	-	15,653,174
United Kingdom	-	28,862,528	-	28,862,528
United States	155,424,830	-	-	155,424,830
Other*	3,022,617	41,775,303	-	44,797,920
Short-term investments	19,494,295	-	-	19,494,295
Total	$177,941,742	$140,854,704	$-	$318,796,446
International Equity
France	$-	$423,785,163	$-	$423,785,163
Germany	-	500,908,935	-	500,908,935
India	-	135,643,952	-	135,643,952
Japan	-	533,916,218	-	533,916,218
Netherlands	-	78,077,261	-	78,077,261
Sweden	-	277,833,723	-	277,833,723
Switzerland	-	446,598,982	-	446,598,982
United Kingdom	-	721,154,026	-	721,154,026
Others	-	123,232,942	-	123,232,942
Short-term investments	146,952,807	4,999,981	-	151,952,788
Total	$146,952,807	$3,246,151,183	$-	$3,393,103,990
309

Fund	Level 1	Level 2	Level 3	Total
International Opportunities
Austrailia	$-	$9,742,512	$-	$9,742,512
Brazil	-	8,103,166	-	8,103,166
Canada	-	16,092,686	-	16,092,686
China	-	7,293,627	-	7,293,627
France	-	13,387,452	-	13,387,452
Germany	-	8,428,534	-	8,428,534
Hong Kong	-	6,073,514	-	6,073,514
Ireland	-	8,051,818	-	8,051,818
Italy	-	11,048,805	-	11,048,805
Japan	-	40,167,446	-	40,167,446
Korea, Republic of	-	6,992,089	-	6,992,089
Netherlands	-	11,831,978	-	11,831,978
Norway	-	9,737,465	-	9,737,465
Sweden	-	8,634,869	-	8,634,869
Switzerland	-	9,382,983	-	9,382,983
Taiwan	-	8,495,195	-	8,495,195
United Kingdom	-	48,924,018	-	48,924,018
Others*	8,411,504	42,466,368	-	50,877,872
Short-term investments	16,306,312	-	-	16,306,312
Total	$24,717,816	$274,854,525	$-	$299,572,341
Equity Index
Consumer discretionary	$916,148,277	$-	$-	$916,148,277
Consumer staples	627,091,729	-	-	627,091,729
Energy	658,293,519	-	-	658,293,519
Financials	1,244,166,686	-	-	1,244,166,686
Health care	880,851,480	1,193	1,231	880,853,904
Industrials	774,663,634	-	-	774,663,634
Information technology	1,215,049,149	94	-	1,215,049,243
Materials	258,497,555	-	-	258,497,555
Telecommunication services	156,264,915	-	-	156,264,915
Utilities	231,079,694	-	-	231,079,694
Short-term investments	182,610,126	-	-	182,610,126
Futures**	(23,106)	-	-	(23,106)
Total	$7,144,693,658	$1,287	$1,231	$7,144,696,176
Small-Cap Blend Index
Consumer discretionary	$198,370,054	$-	$-	$198,370,054
Consumer staples	54,812,889	-	-	54,812,889
Energy	75,357,018	-	-	75,357,018
Financials	324,296,901	-	-	324,296,901
Health care	176,848,108	3,089	7,909	176,859,106
Industrials	202,072,382	-	-	202,072,382
Information technology	247,334,248	201	-	247,334,449
Materials	69,793,519	-	-	69,793,519
Telecommunication services	11,055,396	-	-	11,055,396
Utilities	45,737,477	-	-	45,737,477
Short-term investments	199,431,596	4,799,546	-	204,231,142
Futures**	(11,254)	-	-	(11,254)
Total	$1,605,098,334	$4,802,836	$7,909	$1,609,909,079
310

Fund	Level 1	Level 2	Level 3	Total
Emerging Markets Equity Index
Brazil	$-	$65,027,793	$-	$65,027,793
China	-	106,018,359	-	106,018,359
India	-	37,770,207	-	37,770,207
Indonesia	-	17,226,517	-	17,226,517
Korea, Republic of*	86,360	87,977,431	-	88,063,791
Malaysia	-	22,853,427	-	22,853,427
Mexico	-	33,387,448	-	33,387,448
Russia*	4,230,735	30,801,825	-	35,032,560
South Africa	-	43,047,608	-	43,047,608
Taiwan	-	68,980,328	-	68,980,328
United States	16,589,673	-	-	16,589,673
Others*	1,804,504	68,174,803	709	69,980,016
Short-term investments	40,947,601	-	-	40,947,601
Futures**	29,937	-	-	29,937
Total	$63,688,810	$581,265,746	$709	$644,955,265
International Equity Index
Australia	$-	$378,196,031	$-	$378,196,031
France	-	461,627,306	-	461,627,306
Germany	-	421,534,393	-	421,534,393
Hong Kong	-	136,853,447	-	136,853,447
Italy	-	95,965,354		95,965,354
Japan	-	1,047,529,847	-	1,047,529,847
Netherlands	-	224,251,965	-	224,251,965
Spain	-	144,028,186	-	144,028,186
Sweden	-	156,899,324	-	156,899,324
Switzerland	-	454,133,574	-	454,133,574
United Kingdom	-	944,338,330	-	944,338,330
Others*	12,801,782	379,860,874	-	392,662,656
Short-term investments	239,422,902	2,300,000	-	241,722,902
Futures**	(61,119)	-	-	(61,119)
Total	$252,163,565	$4,847,518,631	$-	$5,099,682,196

*	Includes American Depositary Receipts in Level 1.
**	Derivative instruments are not reflected in the schedule of investments.

311

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

Futures contracts: The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin payments are made or received reflecting daily changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default.

At July 31, 2013, the Funds held the following open futures contracts:

Fund	Futures	Number of contracts	Settlement value	Expiration date	Unrealized gain (loss)
Small-Cap Equity	Russell 2000 Mini Index	193	$20,127,970	September 2013	$557,856
Enhanced International Equity Index	MSCI EAFE Mini Index	80	6,893,200	September 2013	35,060
Equity Index	S&P 500 E Mini Index	75	6,301,875	September 2013	(13,756)
Equity Index	S&P MidCap 400 E Mini Index	13	1,598,350	September 2013	(1,129)
Equity Index	Russell 2000 Mini Index	13	1,355,770	September 2013	(8,221)
Total		101	9,255,995		(23,106)
Large-Cap Growth Index	S&P 500 E Mini Index	44	3,697,100	September 2013	(9,511)
Large-Cap Value Index	S&P 500 E Mini Index	92	7,730,300	September 2013	(2,295)
S&P 500 Index	S&P 500 E Mini Index	62	5,209,550	September 2013	(5,808)
Small-Cap Blend Index	Russell 2000 Mini Index	51	5,318,790	September 2013	(11,254)
Emerging Markets Equity Index	MSCI Emerging Markets Mini	272	12,767,680	September 2013	29,937
International Equity Index	MSCI EAFE Mini Index	136	11,718,440	September 2013	(61,119)

312

Options: The Funds are subject to equity price risk in the normal course of pursuing its investment objectives. The Funds use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets, price movements in underlying security values, and losses may exceed amounts recognized on the Statements of Assets and Liabilities.

Written options outstanding as of July 31, 2013 were as follows:

	Number of contracts	Value
Enhanced Large-Cap Value Index Fund
Yum Brands Inc., Call, 8/17/13 at $75	14	$(518)
Growth & Income Fund
ACE Ltd., Call, 8/17/13 at $92.50	300	$(21,000)
Aegerion Pharmaceuticals Inc., Call, 8/17/13 at $100	90	(15,300)
Altria Group Inc., Call, 8/17/13 at $36	100	(1,200)
Apple Inc., Call, 8/2/13 at $455	30	(5,220)
Cree Inc., Call, 8/2/13 at $71	200	(8,200)
Google Inc Class A, Call, 8/2/13 at $900	30	(3,300)
Microstrategy Inc., Call, 8/17/13 at $100	400	(28,000)
Monster Beverage Corp., Call, 8/17/13 at $65	200	(22,000)
Sodastream International Ltd., Call, 8/02/13 at $67.50	100	(4,500)
VMWare Inc., Call, 8/17/13 at $85	140	(13,300)
Whitewave Foods Co., Call, 8/17/13 at $20	400	(6,000)
Total	1,990	$(128,020)
Large-Cap Growth Fund
Cummins Inc., Call, 8/17/13 at $125	159	$(10,335)
Ralph Lauren Corp., Call, 8/17/13 at $195	76	(7,600)
Total	235	$(17,935)
Mid-Cap Growth Fund
Nu Skin Enterprises Inc., Call, 8/17/13 at $80	600	$(330,000)
Regeneron Pharmaceuticals Inc., Call, 8/17/13 at $280	100	(72,000)
Stratasys Ltd., Call, 8/17/13 at $100	100	(13,000)
Whirlpool Corp., Call, 8/17/13 at $140	200	(18,400)
Total	1,000	$(433,400)

313

Note 4—affiliated investments

Companies in which a Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows:

Issue	Value at October 31, 2012	Purchase cost	Sales proceeds	Realized gain (loss)	Dividend income	Withholding expense	Shares at July 31, 2013	Value at July 31, 2013
Large-Cap Value Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$115,711,071	$104,111,967	$83,521,952	$-	$-	$-	136,301,086	$136,301,086
Small-Cap Equity Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$157,154,884	$89,600,536	$102,567,664	$-	$-	$-	144,187,756	$144,187,756
International Equity Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$144,211,707	$373,261,438	$370,520,338	$-	$-	$-	146,952,807	$146,952,807
Equity Index Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$95,617,580	$130,109,071	$43,116,525	$-	$-	$-	182,610,126	$182,610,126
Small-Cap Blend Index Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$119,823,634	$82,717,641	$3,109,679	$-	$-	$-	199,431,596	$199,431,596
International Equity Index Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$177,024,469	$402,677,110	$340,278,677	$-	$-	$-	239,422,902	$239,422,902
314

Note 5—investments

Securities lending: The Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan. Cash collateral received by a Fund will generally be invested in high-quality short-term instruments, or in one or more funds maintained by the securities lending agent for the purpose of investing cash collateral. In lending its securities, the Fund bears the market risk with respect to the collateral investment as well as the securities loaned and also bears the risk that the counterparty may default on its obligations to the Fund.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Equity-linked notes: Equity-linked notes are debt securities issued by banks or broker-dealers and are designed to offer a return linked to an underlying security or market index. Equity-linked notes are structured with a defined maturity date. When the note matures, the issuer will pay to, or receive from the Fund, the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. The Fund will record a realized gain or loss on the transaction. The note is valued daily and any change in the value of the note is reflected in net unrealized gains and losses. Investments in equity-linked notes involve the same risks associated with a direct investment in the underlying security or index that the note seeks to replicate. In addition, there is also counterparty risk associated with these investments because the Fund is relying on the creditworthiness of such counterparty and has no rights under an equity-linked note against the issuer of the underlying security.

Net unrealized appreciation (depreciation): At July 31, 2013, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows:

Fund	Cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Enhanced Large-Cap Growth Index	$1,080,369,157	$270,440,572	$(4,958,500)	$265,482,072
Enhanced Large-Cap Value Index	1,027,633,752	345,085,485	(4,970,572)	340,114,913
Growth & Income	2,903,285,083	834,853,294	(9,666,131)	825,187,163
Large-Cap Growth	1,582,539,452	476,306,677	(5,499,628)	470,807,049
Large-Cap Value	3,616,418,415	790,877,745	(86,204,866)	704,672,879
Mid-Cap Growth	1,387,072,023	387,684,433	(10,079,162)	377,605,271
Mid-Cap Value	3,364,536,591	1,069,955,307	(29,600,435)	1,040,354,872
Small-Cap Equity	1,797,780,853	498,919,414	(35,824,584)	463,094,830
Social Choice Equity	1,147,508,184	461,911,513	(20,541,203)	441,370,310
Emerging Markets Equity	689,735,423	70,400,227	(42,071,127)	28,329,100
Enhanced International Equity Index	822,242,052	111,691,823	(15,781,019)	95,910,804
Global Natural Resources	307,039,249	23,552,250	(11,795,053)	11,757,197
International Equity	3,080,057,728	410,888,339	(97,842,077)	313,046,262
International Opportunities	297,248,100	12,709,622	(10,385,381)	2,324,241
Equity Index	5,411,112,705	1,801,440,524	(67,833,947)	1,733,606,577
Large-Cap Growth Index	1,067,227,009	269,485,533	(4,450,713)	265,034,820
Large-Cap Value Index	1,444,445,670	241,610,843	(47,544,218)	194,066,625
S&P 500 Index	1,466,257,726	457,622,373	(100,477,191)	357,145,182
Small-Cap Blend Index	1,314,322,046	358,320,607	(62,722,320)	295,598,287
Emerging Markets Equity Index	672,358,713	38,639,305	(66,072,690)	(27,433,385)
International Equity Index	4,624,337,476	792,720,730	(317,314,891)	475,405,839
315

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Date: September 20, 2013	By:	/s/ Robert G. Leary
Robert G. Leary
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: September 20, 2013	By:	/s/ Robert G. Leary
Robert G. Leary
Principal Executive Officer and President
(principal executive officer)

Date: September 20, 2013	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer